UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number: 811-4813
                  --------------------------------------------

                   MELLON INSTITUTIONAL FUNDS INVESTMENT TRUST
          -------------------------------------------------------------
               (Exact name of registrant as specified in charter)

     Mellon Financial Center, One Boston Place, Boston, Massachusetts 02108
         ---------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                                Barbara A. McCann
                          Vice President and Secretary
                       One Boston Place, Boston, MA 02108
         ---------------------------------------------------------------
                     (Name and address of agent for service)

                                 with a copy to:

                           Christopher P. Harvey, Esq.
                    Wilmer Cutler Pickering Hale and Dorr LLP
                                 60 State Street
                           Boston, Massachusetts 02109

       Registrant's telephone number, including area code: (617) 248-6000
           -----------------------------------------------------------

                      Date of fiscal year end: September 30
                   ------------------------------------------

                    Date of reporting period: March 31, 2007
                     --------------------------------------

Item 1. Reports to Stockholders.

                                                      [LOGO] Mellon
                                                      --------------------------
                                                      Mellon Institutional Funds



Semiannual Report                       Mellon Equity
                                        Large Cap Growth Fund
--------------------------------------------------------------------------------
March 31, 2007 (Unaudited)

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

Any information in this shareholder report regarding market or economic trends or the factors influencing the Fund's historical or future performance are statements of the opinion of Fund management as of the date of this report. These statements should not be relied upon for any other purposes. Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. The Fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington D.C. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of the Fund's portfolio holdings, view the most recent quarterly holdings report, semi-annual report or annual report on the Fund's web site at http://www.melloninstitutionalfunds.com.

To view the Fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30 visit http://www.melloninstitutionalfunds.com or the SEC's web site at http://www.sec.gov. You may also call 1-800-221-4795 to request a free copy of the proxy voting guidelines.

                   Mellon Institutional Funds Investment Trust
                       Mellon Equity Large Cap Growth Fund

                     Shareholder Expense Example (Unaudited)
--------------------------------------------------------------------------------

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 1, 2006 to March 31, 2007).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000.00=8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                                                  Expenses Paid
                                      Beginning               Ending              During Period+
                                    Account Value          Account Value         October 1, 2006
                                   October 1, 2006        March 31, 2007        to March 31, 2007
--------------------------------------------------------------------------------------------------
Actual                               $1,000.00              $1,066.80                 $4.90
Hypothetical (5% return
  per year before expenses)          $1,000.00              $1,020.19                 $4.78

----------
+ Expenses are equal to the Fund's annualized expense ratio of 0.95%, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

                   Mellon Institutional Funds Investment Trust
                       Mellon Equity Large Cap Growth Fund

             Portfolio Information as of March 31, 2007 (Unaudited)
--------------------------------------------------------------------------------

                                                                                Percentage of
Top Ten Holdings*                                          Sector                Investments
-------------------------------------------------------------------------------------------------
Microsoft Corp.                                        Technology                   3.8%
Johnson & Johnson                                     Health Care                   3.2
General Electric Corp.                                  Financial                   3.0
Cisco Systems Inc.                                     Technology                   2.7
International Business Machines Corp.                  Technology                   2.1
Altria Group, Inc.                               Consumer Staples                   1.9
Pepsico, Inc                                     Consumer Staples                   1.9
CVS Corp.                                      Consumer Cyclicals                   1.7
United Technologies Corp.                             Industrials                   1.6
Amgen, Inc.                                           Health Care                   1.6
                                                                                   ----
                                                                                   23.5%

* Excludes short-term securities and cash collateral investments.

                                                         Percentage of
Economic Sector Allocation                                 Net Assets
----------------------------------------------------------------------
Consumer Cyclical                                            12.1%
Consumer Hard Goods                                           1.3
Consumer Staples                                              7.2
Financial                                                     9.9
Health Care                                                  16.3
Industrials                                                  10.6
Information                                                   9.1
Materials                                                     3.3
Oil & Gas Producer                                            3.9
Technology                                                   23.6
Telecommunications                                            1.0
Utilities                                                     0.4
Short-term and Other Assets                                   1.3
                                                            -----
                                                            100.0%

The Fund is actively managed. Current holdings may be different than those presented above.

                   Mellon Institutional Funds Investment Trust
                       Mellon Equity Large Cap Growth Fund

               Schedule of Investments--March 31, 2007 (Unaudited)
--------------------------------------------------------------------------------

                                                                           Value
Security                                               Shares           (Note 1A)
--------------------------------------------------------------------------------
UNAFFILIATED INVESTMENTS--100.2%
EQUITIES--98.7%
Consumer Cyclicals--12.1%
Best Buy Co.,Inc                                          900          $  43,848
Brinker International, Inc.                               800             26,160
Choice Hotels International, Inc.                         600             21,258
Circuit City Stores, Inc.                               1,200             22,236
Claire's Stores, Inc.                                   1,000             32,120
Coach, Inc. (a)                                         1,200             60,060
Costco Wholesale Corp.                                    950             51,148
CVS Corp.                                               2,936            100,235
Hilton Hotels Corp.                                       900             32,364
NIKE, Inc., Class B                                       250             26,565
Nordstrom, Inc.                                         1,000             52,990
NutruSystem, Inc.                                         500             26,205
Office Depot, Inc. (a)                                  1,300             45,682
Starbucks Corp. (a)                                     1,850             58,016
Target Corp.                                              650             38,519
Tiffany & Co.                                             600             27,288
Wal-Mart Stores, Inc.                                     800             37,560
                                                                       ---------
                                                                         702,254
                                                                       ---------
Consumer Hard Goods--1.3%
Harley-Davidson, Inc.                                     850             49,938
International Game Technology                             600             24,228
                                                                       ---------
                                                                          74,166
                                                                       ---------
Consumer Staples--7.2%
Altria Group, Inc.                                      1,300            114,153
Anheuser Busch Co., Inc.                                  600             30,276
Coca-Cola Co.                                           1,850             88,800
Kimberly-Clark Corp.                                      450             30,821
Pepsico, Inc.                                           1,750            111,230
Procter & Gamble Co.                                      650             41,054
                                                                       ---------
                                                                         416,334
                                                                       ---------
Financial--9.9%
Allstate Corp.                                            550             33,033
Bank of America Corp.                                     750             38,265
Franklin Resources, Inc.                                  500             60,415
General Electric Corp.                                  5,100            180,336
Goldman Sachs Group, Inc.                                 400             82,652
Host Hotels and Resorts, Inc.                             700             18,417
IntercontinentalExchange, Inc. (b)                        300             36,663
Investment Technology Group, Inc. (a)                     700             27,440
Merrill Lynch & Co., Inc.                                 550             44,919

    The accompanying notes are an integral part of the financial statements.

                   Mellon Institutional Funds Investment Trust
                       Mellon Equity Large Cap Growth Fund

               Schedule of Investments--March 31, 2007 (Unaudited)
--------------------------------------------------------------------------------

                                                                           Value
Security                                               Shares           (Note 1A)
--------------------------------------------------------------------------------
Financial (continued)
Morgan Stanley                                            400          $  31,504
Wells Fargo & Company                                     700             24,101
                                                                       ---------
                                                                         577,745
                                                                       ---------
Health Care--16.3%
Aetna, Inc.                                             1,200             52,548
Amerisourcebergen Corp.                                   800             42,200
Amgen, Inc. (a)                                         1,700             94,996
Becton Dickinson & Co.                                  1,000             76,890
Biogen Idec, Inc. (a)                                     500             22,190
C. R. Bard, Inc.                                          300             23,853
Cigna Corp.                                               250             35,665
Genentech, Inc. (a)                                       400             32,848
Gilead Sciences, Inc. (a)                                 350             26,775
Johnson & Johnson                                       3,150            189,819
Laboratory Corp. of America Holdings (a)                  400             29,052
McKesson Corp.                                            600             35,124
Medtronic, Inc.                                         1,350             66,231
PDL BioPharma, Inc. (a) (b)                             1,000             21,700
Pfizer, Inc.                                            1,000             25,260
UnitedHealth Group, Inc.                                1,500             79,455
Wyeth                                                   1,400             70,042
Zimmer Holdings, Inc. (a)                                 300             25,623
                                                                       ---------
                                                                         950,271
                                                                       ---------
Industrials--10.6%
Burlington Northern Santa Fe Corp.                        500             40,215
Cummins, Inc.                                             200             28,944
Emerson Electric Co.                                    1,100             47,399
FedEx Corp.                                               650             69,830
GATX Corp.                                                500             23,900
Graco Inc.                                                950             37,202
Manpower, Inc.                                            450             33,197
Martin Marietta Materials, Inc.                           200             27,040
Parker Hannifin Corp.                                     350             30,209
Raytheon Co.                                            1,150             60,329
The Boeing Co.                                            950             84,465
United Technologies Corp.                               1,500             97,500
Waste Management, Inc.                                  1,000             34,410
                                                                       ---------
                                                                         614,640
                                                                       ---------
Information--9.1%
Accenture Ltd., Class A                                 1,050             40,467
Akamai Technologies, Inc.                                 800             39,936
Cognizant Technology Solutions Co. (a)                    650             57,376
Equifax Inc.                                              950             34,628

    The accompanying notes are an integral part of the financial statements.

                   Mellon Institutional Funds Investment Trust
                       Mellon Equity Large Cap Growth Fund

               Schedule of Investments--March 31, 2007 (Unaudited)
--------------------------------------------------------------------------------

                                                                           Value
Security                                               Shares           (Note 1A)
--------------------------------------------------------------------------------
Information (continued)
Google, Inc. (a)                                          200          $  91,632
Interpublic Group of Cos, Inc. (a) (b)                  1,900             23,389
McGraw-Hill Companies, Inc.                               800             50,304
Moody's Corp.                                             700             43,442
News Corp.                                              1,600             36,992
Time Warner, Inc.                                       1,050             20,706
Verisign, Inc. (a)                                      1,000             25,120
Walt Disney Co.                                         1,850             63,696
                                                                       ---------
                                                                         527,688
                                                                       ---------
Materials--3.3%
3M Co.                                                    500             38,215
El Du Pont de Nemours & Co.                             1,600             79,088
Monsanto Co.                                              850             46,716
Nucor Corp.                                               450             29,309
                                                                       ---------
                                                                         193,328
                                                                       ---------
Oil And Gas Producer--3.9%
ConocoPhillips                                            900             61,515
ENSCO International, Inc.                                 400             21,760
Exxon Mobil Corp.                                         600             45,270
Marathon Oil Corp.                                        400             39,532
Tesoro Corp.                                              300             30,129
Valero Energy Corp.                                       400             25,796
                                                                       ---------
                                                                         224,002
                                                                       ---------
Technology--23.6%
Altera Corp.                                            1,000             19,990
Amphenol Corp.                                            500             32,285
Apple Computer, Inc. (a)                                  900             83,619
Applied Materials, Inc.                                 3,600             65,952
Autodesk, Inc. (a)                                        750             28,200
Broadcom Corp. (a)                                        750             24,053
Cisco Systems, Inc. (a)                                 6,300            160,839
Danaher Corp.                                             550             39,298
Dolby Laboratories, Inc., Class A (a)                     700             24,157
EMC Corp.                                               2,800             38,780
F5 Networks, Inc. (a)                                     300             20,004
Harris Corp.                                              550             28,023
Hewlett-Packard Co.                                     2,100             84,294
Intel Corp.                                             2,650             50,695
International Business Machines Corp.                   1,300            122,538
Linear Technology Corp.                                   850             26,852
Microsoft Corp.                                         8,050            224,354
Motorola, Inc.                                          2,150             37,991
National Semiconductor Corp.                              900             21,726

    The accompanying notes are an integral part of the financial statements.

                   Mellon Institutional Funds Investment Trust
                       Mellon Equity Large Cap Growth Fund

               Schedule of Investments--March 31, 2007 (Unaudited)
--------------------------------------------------------------------------------

                                                                                                        Value
Security                                                                            Shares            (Note 1A)
---------------------------------------------------------------------------------------------------------------
Technology (continued)
Nokia OYJ                                                                            1,400           $   32,088
Oracle Corp. (a)                                                                     3,700               67,081
Qualcomm, Inc.                                                                       1,500               63,990
Texas Instruments, Inc.                                                              2,550               76,755
                                                                                                     ----------
                                                                                                      1,373,564
                                                                                                     ----------
Telecommunications--1.0%
Leap Wireless International, Inc.                                                      300               19,794
NII Holdings, Inc.                                                                     550               40,790
                                                                                                     ----------
                                                                                                         60,584
                                                                                                     ----------
Utilities--0.4%
Sempra Energy                                                                          400               24,404
                                                                                                     ----------
Total Equities (cost $5,462,154)                                                                      5,738,980
                                                                                                     ----------
INVESTMENT OF CASH COLLATERAL--1.5%
BlackRock Cash Strategies L.L.C. Cost ($85,500)                                     85,500               85,500
                                                                                                     ----------
TOTAL UNAFFILIATED INVESTMENTS (Cost $5,547,654)                                                      5,824,480
                                                                                                     ----------
AFFILIATED INVESTMENTS--1.9%
Dreyfus Institutional Preferred Plus Money Market Fund (c) (cost $110,725)         110,725              110,725
                                                                                                     ----------
TOTAL INVESTMENTS--102.1% (Cost $5,658,379)                                                           5,935,205
                                                                                                     ----------
LIABILITIES IN EXCESS OF OTHER ASSETS--(2.1%)                                                          (120,639)
                                                                                                     ----------
NET ASSETS--100.0%                                                                                   $5,814,566
                                                                                                     ==========

Notes to Schedule of Investments:
(a)  Non-income producing security.
(b) Security, or a portion of thereof, was on loan at March 31, 2007. (c) Affiliated institutional money market fund.

    The accompanying notes are an integral part of the financial statements.

                  Mellon Institutional Funds Investment Trust
                       Mellon Equity Large Cap Growth Fund

                       Statement of Assets and Liabilities
                           March 31, 2007 (Unaudited)
--------------------------------------------------------------------------------

Assets
  Investment in securities, at value (Note 1A) (including securities on loan, valued at $81,752 (Note 6)):
    Unaffiliated investments (cost $5,547,654)                                                            $5,824,480
    Affiliated investments (Note 1F) (cost $110,725)                                                         110,725
  Interest and dividends receivable                                                                            6,279
  Prepaid expenses                                                                                            12,643
                                                                                                          ----------
    Total assets                                                                                           5,954,127

Liabilities
  Collateral for securities on loan (Note 6)                                               $85,500
  Payable for investment purchased                                                          24,307
  Accrued professional fees                                                                 17,807
  Accrued accounting, custody, administration and transfer agent fees (Note 2)               9,281
  Accrued shareholder reporting fee (Note 2)                                                   850
  Accrued trustees' fees (Note 2)                                                              521
  Accrued chief compliance officer fee (Note 2)                                                375
  Accrued registration fee                                                                      50
  Other accrued expenses and liabilities                                                       870
                                                                                           -------
    Total liabilities                                                                                        139,561
                                                                                                          ----------
Net Assets                                                                                                $5,814,566
                                                                                                          ==========
Net Assets consist of:
  Paid-in capital                                                                                         $5,504,420
  Accumulated net realized gain                                                                               19,769
  Undistributed net investment income                                                                         13,551
  Net unrealized appreciation                                                                                276,826
                                                                                                          ----------
Total Net Assets                                                                                          $5,814,566
                                                                                                          ==========
Shares of beneficial interest outstanding                                                                    268,556
                                                                                                          ==========
Net Asset Value, offering and redemption price per share
  (Net Assets/Shares outstanding)                                                                         $    21.65
                                                                                                          ==========

    The accompanying notes are an integral part of the financial statements.

                  Mellon Institutional Funds Investment Trust
                       Mellon Equity Large Cap Growth Fund

                             Statement of Operations
               For the Six Months Ended March 31, 2007 (Unaudited)
--------------------------------------------------------------------------------

Investment Income (Note 1B)
  Dividend income                                                                                $ 39,940
  Dividend income from affiliated investments (Note 1F)                                             2,985
  Securities lending income (Note 6)                                                                   20
                                                                                                 --------
    Total investment income                                                                        42,945

Expenses
  Investment advisory fee (Note 2)                                              $ 17,867
  Accounting, custody, administration and transfer agent fees (Note 2)            25,181
  Registration fees                                                               10,959
  Professional fees                                                               17,405
  Trustees' fees and expenses (Note 2)                                             1,295
  Insurance expense                                                                  499
  Miscellaneous expenses                                                           9,615
                                                                                --------
    Total expenses                                                                82,821

Deduct:
  Waiver of invesment advisory fee (Note 2)                                      (17,867)
  Reimbursement of Fund operating expenses (Note 2)                              (38,840)
                                                                                --------
    Total expense deduction                                                      (56,707)
                                                                                --------
    Net Expenses                                                                                   26,114
                                                                                                 --------
      Net investment income                                                                        16,831
                                                                                                 --------
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
    Investments                                                                                    79,890
  Change in unrealized appreciation (depreciation) on:
    Investments                                                                                   180,233
                                                                                                 --------
      Net realized and unrealized gain (loss) on investments                                      260,123
                                                                                                 --------
Net Increase in Net Assets from Operations                                                       $276,954
                                                                                                 ========

    The accompanying notes are an integral part of the financial statements.

                  Mellon Institutional Funds Investment Trust
                       Mellon Equity Large Cap Growth Fund

                       Statements of Changes in Net Assets
--------------------------------------------------------------------------------

                                                                                                    For the period
                                                                                For the            December 21, 2005
                                                                            Six Months Ended       (commencement of
                                                                             March 31, 2007         operations) to

(Unaudited) September 30, 2006
                                                                            ----------------      ------------------
Increase (Decrease) in Net Assets:
From Operations
  Net investment income                                                        $   16,831            $    9,098
  Net realized gain (loss)                                                         79,890               (60,121)
  Change in net unrealized appreciation (depreciation)                            180,233                96,593
                                                                               ----------            ----------
  Net increase (decrease) in net assets from investment operations                276,954                45,570
                                                                               ----------            ----------
Distributions to Shareholders (Note 1C)
  From net investment income                                                       (7,378)               (5,000)
                                                                               ----------            ----------
Fund Share Transactions (Note 4)
  Net proceeds from sale of shares                                              2,992,042             2,500,000
  Dividend reinvestment                                                             7,378                 5,000
                                                                               ----------            ----------
  Net increase (decrease) in net assets from Fund share transactions            2,999,420             2,505,000
                                                                               ----------            ----------
Total Increase (Deccrease) in Net Assets                                        3,268,996             2,545,570

Net Assets
  At beginning of period                                                        2,545,570                    --
                                                                               ----------            ----------
  At end of period (including net investment
    income of $13,551 and $4,098, respectively)                                $5,814,566            $2,545,570
                                                                               ==========            ==========

    The accompanying notes are an integral part of the financial statements.

                  Mellon Institutional Funds Investment Trust
                       Mellon Equity Large Cap Growth Fund

                              Financial Highlights
--------------------------------------------------------------------------------

                                                                                          For the period
                                                                      For the            December 21, 2005
                                                                 Six Months Ended        (commencement of
                                                                  March 31, 2007          operations) to
                                                                    (Unaudited)
September 30, 2006
                                                                 ----------------       ------------------
Net Asset Value, Beginning of Period                                  $20.32                  $20.00
                                                                      ------                  ------
From Operations:
  Net investment income* (a)                                            0.07                    0.07
  Net realized and unrealized gains (loss) on investments               1.29                    0.29
                                                                      ------                  ------
Total from operations                                                   1.36                    0.36
                                                                      ------                  ------
Less Distributions to Shareholders:
  From net investment income                                           (0.03)                  (0.04)
                                                                      ------                  ------
Total distributions to shareholders                                    (0.03)                  (0.04)
                                                                      ------                  ------
Net Asset Value, End of Period                                        $21.65                  $20.32
                                                                      ======                  ======
Total Return (b)                                                        6.68%(d)                1.81%(d)
Ratios/Supplemental data:
  Expenses (to average daily net assets)*                               0.95%(c)                0.95%(c)
  Net Investment Income (to average daily net assets)*                  0.61%(c)                0.47%(c)
  Portfolio Turnover                                                      18%(d)                  23%(d)
  Net Assets, End of Period (000's omitted)                           $5,815                  $2,546

----------
* For the period indicated, the investment advisor voluntarily agreed not to impose a portion of its investment advisory fee and/or reimbursed the Fund for all or a portion of its operating expenses. If this voluntary action had not been taken, the investment income per share and the ratios without waivers and reimbursement would have been:

  Net investment income (loss) per share (a)                          $(0.16)                 $(0.87)
  Ratios (to average daily net assets):
    Expenses                                                            3.00%(c)                7.06%(c)
    Net investment income (loss)                                       (1.45%)(c)              (5.64%)(c)

(a) Calculated based on average shares outstanding.
(b) Total return would have been lower in the absence of expense waivers. Returns for periods of less than one year have not been annualized.
(c) Calculated on an annualized basis. (d) Not annualized.

    The accompanying notes are an integral part of the financial statements.

                  Mellon Institutional Funds Investment Trust
                       Mellon Equity Large Cap Growth Fund

                    Notes to Financial Statements (Unaudited)
--------------------------------------------------------------------------------
(1) Organization and Significant Accounting Policies:

          Mellon Institutional Funds Investment Trust (the "Trust") is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end, management investment company. The Mellon Equity Large Cap Growth Fund (the "Fund"), which commenced operation on December 21, 2005, is a separate diversified investment series of the Trust.

          The objective of the Fund is to achieve long-term growth of capital. The Fund seeks to achieve its objective by investing, under normal circumstances, at least 80% of net assets in equity securities of large capitalization companies that have total market capitalizations within the range of capitalizations of the companies in the top 80% of the Russell 1000 Growth Index at the time of purchase.

          The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

          A. Investment security valuations

          Fund shares are valued as of the close of regular trading (normally 4:00 p.m., Eastern Time) on each day that the New York Stock Exchange ("NYSE") is open. Securities are valued at the last sale prices on the exchange or national securities market on which they are primarily traded. Securities not listed on an exchange or national securities market, or securities for which there were no reported transactions, are valued at the last calculated mean price (average of last bid and last offer). Securities that are fixed income securities, other than short-term instruments with less than sixty days remaining to maturity, for which market prices are readily available, are valued at their current market value on the basis of quotations, which may be furnished by a pricing service or dealers in such securities. Securities (including illiquid securities) for which quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Trustees. With respect to any portion of the Fund's assets that are invested in one or more open-end regulated investment companies ("RICs"), the Fund's net asset value ("NAV") will be calculated based upon the NAVs of such RICs.

          Short-term instruments with less than sixty days remaining to maturity are valued at amortized cost, which approximates market value. If the Fund acquires a short-term instrument with more than sixty days remaining to its maturity, it is valued at current market value until the sixtieth day prior to maturity and will then be valued at amortized cost based upon the value on such date unless the Trustees determine during such sixty-day period that amortized cost does not represent fair value.

          B. Securities transactions and income

          Securities transactions are recorded as of trade date. Interest income is determined on the basis of coupon interest accrued, adjusted for accretion of discount or amortization of premium using the yield-to-maturity method on debt securities with greater than sixty days to maturity. Dividend income is recorded on the ex-dividend date. Realized gains and losses from securities sold are recorded on the identified cost basis. Dividends representing a return of capital are reflected as a reduction of cost.

          C. Distributions to shareholders

          Distributions to shareholders are recorded on the ex-dividend date. The Fund's distributions from capital gains, if any, after reduction of capital losses will be declared and distributed at least annually. Dividends from net investment income and distributions from capital gains, if any, are reinvested in additional shares of the Fund unless the shareholder elects to receive them in cash. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences which may result in reclassifications, are primarily due to differing treatments for post-October losses and capital loss carryovers Permanent book and tax basis differences relating to shareholder distributions result in reclassifications among undistributed net investment income, accumulated net realized gain (loss) and paid in capital. Undistributed net investment income (loss) and accumulated net realized gain (loss) on investments may include temporary book and tax basis differences which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.

                  Mellon Institutional Funds Investment Trust
                       Mellon Equity Large Cap Growth Fund

                    Notes to Financial Statements (Unaudited)
--------------------------------------------------------------------------------

          D. Expenses

          The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated among the funds of the Trust taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

          E. Commitments and contingencies

          In the normal course of business, the Fund may enter into contracts and agreements that contain a variety of representations and warranties, which provide general indemnifications. The maximum exposure to the Fund under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risks of loss to be remote.

          F. Affiliated issuers

          Affiliated issuers are investment companies advised by Mellon Equity Associates, LLP ("Mellon Equity"), a wholly-owned subsidiary of Mellon Financial Corporation, or its affiliates.

          G. New Accounting Requirements

          In July 2006, the Financial Accounting Standards Board ("FASB") issued Interpretation No. 48 ("FIN 48"), "Accounting for Uncertainty in Income Taxes - an Interpretation of FASB Statement No. 109" (the "Interpretation"). The Interpretation establishes for all entities, including pass-through entities such as the Fund, a minimum threshold for financial statement recognition of the benefit of positions taken in filing tax returns (including whether an entity is taxable in a particular jurisdiction), and requires certain expanded tax disclosures. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. At this time, management is evaluating the implications of FIN 48 and its impact in the financial statements has not yet been determined.

          In addition, on September 20, 2006, FASB released Statement of Financial Accounting Standards No. 157 "Fair Value Measurements" ("FAS 157"). FAS 157 establishes an authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair-value measurements. The application of FAS 157 is required for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. At this time, management is evaluating the implications of FAS 157 and its impact, if any, in the financial statements has not yet been determined.

(2) Investment Advisory Fee and Other Transactions With Affiliates:

          The investment advisory fee paid to Mellon Equity for overall investment advisory, administrative services, and general office facilities, is paid monthly at the annual rate of 0.65% of the Fund's average daily net assets. Mellon Equity voluntarily agreed to limit the Fund's total annual operating expenses (excluding brokerage commissions, taxes and extraordinary expenses) to 0.95% of the Fund's average daily net assets for the six months ended March 31, 2007. Pursuant to this arrangement, for the six months ended March 31, 2007, Mellon Equity voluntarily waived its investment advisory fee in the amount of $17,867 and reimbursed $38,840 of the Fund's operating expenses. This arrangement is voluntary and temporary and may be discontinued or revised by Mellon Equity at any time.

          On December 4, 2006, Mellon Financial Corporation ("MFC") and The Bank of New York Company, Inc. ("BNY") announced that they had entered into a definitive agreement to merge. The new company will be called The Bank of New York Mellon Corporation. As part of this transaction, Mellon Equity would become an indirect wholly-owned subsidiary of The Bank of New York Mellon Corporation. The transaction is subject to certain regulatory approvals and the approval of BNY's and MFC's shareholders, as well as other customary conditions to closing. Subject to such approvals and the satisfaction of the other conditions, MFC and BNY expect the transaction to be completed in the third quarter of 2007.

          The Trust entered into an agreement with Dreyfus Transfer, Inc., a wholly-owned subsidiary of The Dreyfus Corporation, a wholly-owned subsidiary of Mellon Financial Corporation and an affiliate of Mellon Equity, to provide personnel and facilities to perform transfer agency and certain shareholder services for the Fund. For these services the Fund pays Dreyfus Transfer, Inc. a fixed fee plus per account and transaction based fees, as well as, out-of-pocket expenses. Pursuant to this agreement, the Fund was charged $3,027 for the six months ended March 31, 2007.

          The Trust entered into an agreement with Mellon Bank, N.A. ("Mellon Bank"), a wholly-owned subsidiary of Mellon Financial Corporation and an affiliate of Mellon Equity, to provide custody, administration and accounting services for the Fund. For these services the Fund pays Mellon Bank a fixed fee plus asset and transaction based fees, as well as out-of-pocket expenses. Pursuant to this agreement, the Fund was charged $22,154 for the six months ended March 31, 2007.

                  Mellon Institutional Funds Investment Trust
                       Mellon Equity Large Cap Growth Fund

                    Notes to Financial Statements (Unaudited)
--------------------------------------------------------------------------------

          The Trust also entered into an agreement with Mellon Bank to perform certain securities lending activities and to act as the Fund's lending agent. Mellon Bank receives an agreed upon percentage of the net lending revenues. Pursuant to this agreement, Mellon Bank earned $8 for the six months ended March 31, 2007. See Note 6 for further details.

          The Trust reimburses Mellon Asset Management for a portion of the salary of the Trust's Chief Compliance Officer. For the six months ended March 31, 2007, the Fund was charged $2,105, which is included in miscellaneous expenses in the statement of operations. No other director, officer or employee of Mellon Equity or its affiliates receives any compensation from the Trust or the Fund for serving as an officer or Trustee of the Trust. The Fund pays each Trustee who is not a director, officer or employee of Mellon Equity or its affiliates an annual fee and a per meeting fee as well as reimbursement for travel and out-of-pocket expenses. In addition, the Trust pays the legal fees for the independent counsel of the Trustees.

          The Trust has contracted Mellon Investor Services LLC, a wholly owned subsidiary of Mellon Financial Corporation and an affiliate of Mellon Equity, to provide printing and fulfillment services for the Fund. Pursuant to this agreement, the Fund was charged $850, which is included in miscellaneous expenses in the statement of operations, for the six months ended March 31, 2007.

          The Fund pays administrative service fees. These fees are paid to affiliated or unaffiliated retirement plans, omnibus accounts and platform administrators and other entities ("Plan Administrators") that provide record keeping and/or other administrative support services to accounts, retirement plans and their participants. As compensation for such services, the Fund may pay each Plan Administrator an administrative service fee in an amount of up to 0.15% (on an annualized basis) of the Fund's average daily net assets attributable to Fund shares that are held in accounts serviced by such Plan Administrator. The Fund's adviser or its affiliates may pay additional compensation from their own resources to Plan Administrators and other entities for administrative services, as well as in consideration of marketing or other distribution-related services. These payments may provide an incentive for these entities to actively promote the Fund or cooperate with the distributor's promotional efforts.

(3) Purchases and Sales of Investments:

          Purchases and proceeds from sales of investments, other than short-term obligations, for the six months ended March 31, 2007 were as follows:

                                                  Purchases              Sales
                                                 ----------            --------
          Non-U.S. Government Securities         $3,893,448            $968,053
                                                 ==========            ========

(4) Shares of Beneficial Interest:

          The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest having a par value of one cent per share. Transactions in Fund shares were as follows:

                                                                               For the             December 21, 2005
                                                                           Six Months Ended        (commencement of
                                                                            March 31, 2007          operations) to
                                                                             (Unaudited)          September 30, 2006
                                                                           ----------------       ------------------
          Shares sold                                                          142,955                 125,000
          Shares issued to shareholders in reinvestment of distributions           339                     262
                                                                               -------                 -------
          Net increase (decrease)                                              143,294                 125,262
                                                                               =======                 =======

          At March 31, 2007, two shareholders, in the aggregate, of record (including MBC Investments Corp., a wholly-owned subsidiary of Mellon Financial Corporation and an affiliate of the Fund) held 99.5% of the total outstanding shares of the Fund. Investment activities of these shareholders could have a material impact on the Fund.

          The Fund imposes a redemption fee of 2% of the net asset value of the shares, with certain exceptions, which are redeemed or exchanged less than 30 days from the day of their purchase. The redemption fee is paid directly to the Fund, and is designed to offset brokerage commissions, market impact, and other costs associated with short-term trading in the Fund. The fee does not apply to shares that were acquired through reinvestment of distributions. For the six months ended March 31, 2007, the Fund did not assess any redemption fees. Mellon Institutional Funds Investment Trust Mellon Equity Large Cap Growth Fund

                   Mellon Institutional Funds Investment Trust
                       Mellon Equity Large Cap Growth Fund

                    Notes to Financial Statements (Unaudited)
--------------------------------------------------------------------------------

(5) Federal Taxes:

          Each year, the Fund intends to qualify as a "regulated investment company" under Subchapter M of the Code. As such and by complying with the applicable provisions of the Code regarding the sources of its income, the timely distributions of its income to its shareholders, and the diversification of its assets, the Fund will not be subject to U.S. federal income tax on its investment company taxable income and net capital gain which are distributed to shareholders.

          The cost and unrealized appreciation (depreciation) in value of the investment securities owned at March 31, 2007, as computed on a federal income tax basis, were as follows:

          Cost for federal income tax purposes              $5,658,379
          Gross unrealized appreciation                        408,746
          Gross unrealized depreciation                       (131,920)
                                                            ----------
          Net unrealized appreciation (depreciation)        $  276,826
                                                            ==========

(6) Security Lending:

          The Fund may lend its securities to financial institutions which the Fund deems to be creditworthy. The loans are collateralized at all times with cash or securities with a market value at least equal to the market value of the securities on loan. The market value of securities loaned is determined daily and any additional required collateral is allocated to the Fund on the next business day. For the duration of a loan, the Fund receives the equivalent of the interest or dividends paid by the issuer on the securities loaned and also receives compensation from the investment of the collateral. As with other extensions of credit, the Fund bears the risk of delay in recovery or even loss of rights in its securities on loan should the borrower of the securities fail financially or default on its obligations to the Fund. In the event of borrower default, the Fund generally has the right to use the collateral to offset losses incurred. The Fund may incur a loss in the event it was delayed or prevented from exercising its rights to dispose of the collateral. The Fund also bears the risk in the event that the interest and/or dividends received on invested collateral is not sufficient to meet the Fund's obligations due on the loans.

          The Fund loaned securities during the six months ended March 31, 2007 and earned interest on the invested collateral of $1,435 of which $1,415 was rebated to borrowers or paid in fees. At March 31, 2007, the Fund had securities valued at $81,752 on loan. See Schedule of Investments for further detail on the security positions on loan and collateral held.

(7) Line of Credit:

          The Fund, and other funds in the Trust and subtrusts in Mellon Institutional Funds Master Portfolio (the "Portfolio Trust") are parties to a committed line of credit facility, which enables each fund/portfolio to borrow, in the aggregate, up to $35 million. Interest is charged to each participating fund/portfolio based on its borrowings at a rate equal to the Federal Funds effective rate plus 1/2 of 1%. In addition, a facility fee, computed at an annual rate of
          0.060 of 1% on the committed amount, is allocated ratably among the participating funds/portfolios at the end of each quarter. Each fund/portfolio also pays an annual renewal fee, computed at a rate of
          0.020 of 1% of the committed amount and allocated ratably to the participating funds/portfolios. For the six months ended March 31, 2007, the expense allocated to the Fund was $9. The facility fee and interest expense are included in miscellaneous expenses on the statement of operations.

          For the six months ended March 31, 2007, the Fund had average borrowings outstanding of $9,000 for a total of three days and incurred $4 of interest expense. At March 31, 2007 the Fund had no borrowings outstanding.

Trustees and Officers (Unaudited)

The following table lists the Trust's trustees and officers; their address and date of birth; their position with the Trust; the length of time holding that position with the Trust; their principal occupation(s) during the past five years; the number of portfolios in the fund complex they oversee; other directorships they hold in companies subject to registration or reporting requirements of the Securities Exchange Act of 1934 (generally called "public companies") or in registered investment companies; and total remuneration paid as of the period ended March 31, 2007. The Trust's Statement of Additional Information includes additional information about the Trust's trustees and is available, without charge, upon request by writing Mellon Institutional Funds at P.O. Box 8585, Boston, MA 02266-8585 or calling toll free 1-800-221-4795.

Independent Trustees

                                                                                          Number of                       Trustee
                                                                   Principal            Portfolios in       Other      Remuneration
Name (Age)                                    Term of Office     Occupation(s)           Fund Complex   Directorships  (period ended
Address, and                   Position(s)    and Length of       During Past            Overseen by       Held by       March 31,
Date of Birth               Held with Trust    Time Served          5 Years                Trustee         Trustee         2007)
------------------------------------------------------------------------------------------------------------------------------------
Samuel C. Fleming (66)         Trustee        Trustee since   Chairman Emeritus,             30            None         Fund: $255
c/o Decision Resources, Inc.                  11/3/1986       Decision Resources, Inc.
61 Meadowbrook Road                                           ("DRI") (biotechnology
Weston, MA 02493                                              research and consulting
9/30/40                                                       firm); formerly Chairman
                                                              of the Board and Chief
                                                              Executive Officer, DRI

Benjamin M. Friedman (62)      Trustee        Trustee since   William Joseph Maier,          30            None         Fund: $255
c/o Harvard University                        9/13/1989       Professor of Political
Littauer Center 127                                           Economy, Harvard
Cambridge, MA 02138                                           University
8/5/44

John H. Hewitt (72)            Trustee        Trustee since   Trustee, Mertens               30            None         Fund: $255
P.O. Box 2333                                 11/3/1986       House, Inc. (hospice)
New London, NH 03257
4/11/35

Caleb Loring III (63)          Trustee        Trustee since   Trustee, Essex Street          30            None         Fund: $257
c/o Essex Street Associates                   11/3/1986       Associates (family
P.O. Box 5600 investment trust office) Beverly, MA 01915
11/14/43


Interested Trustees

Patrick J. Sheppard (41)       Trustee,       Since 2003      President and Chief            30            None             $0
The Boston Company             President                      Operating Officer of
Asset Management, LLC          and Chief                      The Boston Company
One Boston Place               Executive                      Asset Management, LLC;
Boston, MA 02108               Officer                        formerly Senior Vice
7/24/65                                                       President and Chief
                                                              Operating Officer,
                                                              Mellon Asset Management
                                                              ("MAM") and Vice President
                                                              and Chief Financial
                                                                    Officer, MAM

Principal Officers who are Not Trustees

Name (Age)                                           Term of Office
Address, and                     Position(s)          and Length of                      Principal Occupation(s)
Date of Birth                  Held with Trust         Time Served                         During Past 5 Years
------------------------------------------------------------------------------------------------------------------------------------
Barbara A. McCann (46)         Vice President         Since 2003            Senior Vice President and Head of Operations,
Mellon Asset Management        and Secretary                                Mellon Asset Management ("MAM"); formerly First
One Boston Place                                                            Vice President, MAM and Mellon Global Investments
Boston, MA 02108
2/20/61

Steven M. Anderson (41)        Vice President         Vice President        Vice President and Mutual Funds Controller,
Mellon Asset Management        and Treasurer          since 1999;           Mellon Asset Management; formerly Assistant Vice
One Boston Place                                      Treasurer             President and Mutual Funds Controller, Standish
Boston, MA 02108                                      since 2002            Mellon Asset Management Company, LLC
7/14/65

Denise B. Kneeland (55)        Assistant Vice         Since 1996            First Vice President and Manager, Mutual Funds
Mellon Asset Management        President                                    Operations, Mellon Asset Management; formerly Vice
One Boston Place                                                            President and Manager, Mutual Fund Operations,
Boston, MA 02108                                                            Standish Mellon Asset Management Company, LLC
8/19/51

Mary T. Lomasney (50)          Chief                  Since 2005            First Vice President, Mellon Asset Management and
Mellon Asset Management        Compliance                                   Chief Compliance Officer, Mellon Funds Distributor, L.P.
One Boston Place               Officer                                      and Mellon Optima L/S Strategy Fund, LLC; formerly
Boston, MA 02108                                                            Director, Blackrock, Inc., Senior Vice President,
4/8/57                                                                      State Street Research & Management Company
                                                                            ("SSRM"), and Vice President, SSRM

                       THIS PAGE INTENTIONALLY LEFT BLANK

                        [LOGO] Mellon
                               --------------------------
                               Mellon Institutional Funds

                                One Boston Place
                              Boston, MA 02108-4408
                               800.221.4795
                               www.melloninstitutionalfunds.com

                                                                      6913SA0307

                                                [LOGO]Mellon
                                                      --------------------------
                                                      Mellon Institutional Funds

                                          Mellon Equity
Semiannual Report                         Micro Cap Fund
--------------------------------------------------------------------------------
March 31, 2007 (Unaudited)

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

Any information in this shareholder report regarding market or economic trends or the factors influencing the Fund's historical or future performance are statements of the opinion of Fund management as of the date of this report. These statements should not be relied upon for any other purposes. Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. The Fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington D.C. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of the Fund's portfolio holdings, view the most recent quarterly holdings report, semi-annual report or annual report on the Fund's web site at http://www.melloninstitutionalfunds.com.

To view the Fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30 visit http://www.melloninstitutionalfunds.com or the SEC's web site at http://www.sec.gov. You may also call 1-800-221-4795 to request a free copy of the proxy voting guidelines.

                   Mellon Institutional Funds Investment Trust
                          Mellon Equity Micro Cap Fund

                     Shareholder Expense Example (Unaudited)
--------------------------------------------------------------------------------

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 1, 2006 to March 31, 2007).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000.00=8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                                      Expenses Paid
                                  Beginning           Ending         During Period+
                                Account Value     Account Value     October 1, 2006
                               October 1, 2006    March 31, 2007    to March 31, 2007
-------------------------------------------------------------------------------------
Actual                            $1,000.00         $1,100.30             $7.07
Hypothetical (5% return
  per year before expenses)       $1,000.00         $1,018.20             $6.79

----------
+ Expenses are equal to the Fund's annualized expense ratio of 1.35%, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

                   Mellon Institutional Funds Investment Trust
                          Mellon Equity Micro Cap Fund

             Portfolio Information as of March 31, 2007 (Unaudited)
--------------------------------------------------------------------------------

                                                          Percentage of
Top Ten Holdings*                 Sector                   Investments
-----------------------------------------------------------------------
MarkWest Hydrocarbon, Inc.        Oil and Gas Producer         0.8%
Dynamex, Inc.                     Industrials                  0.8
LifeCell Corp.                    Health Care                  0.7
Enzon Pharmaceuticals, Inc.       Health Care                  0.7
Landauer, Inc.                    Technology                   0.6
Vital Signs, Inc.                 Health Care                  0.6
Ansoft Corp.                      Technology                   0.6
ASTA Funding, Inc.                Financial                    0.6
SPSS, Inc.                        Technology                   0.6
Gentiva Health Services, Inc.     Health Care                  0.6
                                                               ---
                                                               6.6%

*    Excludes short-term securities and investment of cash collateral.

                                  Percentage of
Economic Sector Allocation         Net Assets
-----------------------------------------------
Consumer Cyclicals                    6.3%
Consumer Hard Goods                   4.7
Consumer Staples                      2.5
Financials                           19.8
Health Care                          19.8
Industrials                          10.3
Information                           8.6
Materials                             4.8
Oil & Gas Producer                    3.1
Technology                           17.0
Telecommunications                    1.3
Utilities                             1.7
Short-term and Other Net Assets       0.1
                                    -----
                                    100.0%

The Fund is actively managed. Current holdings may be different than those presented above.

                   Mellon Institutional Funds Investment Trust
                          Mellon Equity Micro Cap Fund

              Schedule of Investments--March 31, 2007 (Unaudited)
--------------------------------------------------------------------------------

                                                           Value
Security                                       Shares    (Note 1A)
------------------------------------------------------------------
UNAFFILIATED INVESTMENTS--115.4%
EQUITIES--99.9%
Consumer Cyclicals--6.3%
AFC Enterprises, Inc.                           2,100    $  42,105
Blue Nile, Inc. (a) (b)                         1,400       56,924
Books-A-Million, Inc.                           2,000       28,480
Casual Male Retail Group, Inc. (b)              3,400       40,222
Cherokee, Inc. (b)                              1,200       51,672
ExpressJet Holdings, Inc. (a) (b)               6,000       35,040
Hibbett Sports, Inc.                            1,400       40,026
Monarch Casino & Resort, Inc.                   2,600       67,600
Mothers Work, Inc. (a)                          1,150       38,111
O'Charleys, Inc. (a)                            2,900       55,941
Stride Rite Corp.                               1,800       27,702
The Marcus Corp.                                1,200       27,912
Volcom, Inc.                                    1,800       61,848
West Marine, Inc. (a) (b)                       2,000       36,420
                                                         ---------
                                                           610,003
                                                         ---------
Consumer Hard Goods--4.7%
Aftermarket Technology Corp. (a)                2,000       48,560
Asbury Automotive Group, Inc.                   2,000       56,500
Hooker Furniture Corp.                          3,300       66,165
Kimball International, Inc., Class B Shares     1,800       34,704
Midas, Inc.                                     1,500       32,355
Movado Group, Inc.                              1,200       35,340
RC2 Corp. (a)                                   1,200       48,468
Steinway Musical Instruments, Inc.              1,700       54,859
Town Sports International Holdings, Inc.        1,800       39,240
Universal Electronics, Inc. (a)                 1,400       39,004
                                                         ---------
                                                           455,195
                                                         ---------
Consumer Staples--2.5%
Coca-Cola Bottling Co.                            600       33,978
Core-Mark Holding Company, Inc.                 1,500       53,520
Delek US Holdings, Inc.                         1,800       34,434
Imperial Sugar Co. (b)                          1,800       60,354
Playtex Products, Inc.                          2,500       33,925
WD-40 Co.                                       1,000       31,710
                                                         ---------
                                                           247,921
                                                         ---------
Financials--19.8%
ACA Capital Holdings, Inc.                      2,500       35,050
Ameris Bancorp                                  2,100       51,408
ASTA Funding, Inc. (b)                          1,600       69,088
Bank of Granite Corp.                           2,550       45,696
BankUnited Financial Corp.                      2,000       42,420
Banner Corp.                                      900       37,395

The accompanying notes are an integral part of the financial statements.

                   Mellon Institutional Funds Investment Trust
                          Mellon Equity Micro Cap Fund

              Schedule of Investments--March 31, 2007 (Unaudited)
--------------------------------------------------------------------------------

                                                           Value
Security                                       Shares    (Note 1A)
------------------------------------------------------------------
Financials (continued)
Brookline Bancorp, Inc. (b)                     3,650    $  46,246
Cascade Bancorp (b)                             1,750       45,395
Centerstate Banks of Florida, Inc. (b)          2,000       35,340
City Bank Lynnwood WA (b)                       1,800       57,798
City Holding Company                            1,400       56,630
CoBiz, Inc.                                     2,200       43,802
Columbia Bancorp (b)                            1,600       38,416
Darwin Professional Underwriters, Inc. (a)      1,750       44,013
Dollar Financial Corp.                          1,600       40,480
First Commonwealth Financial Corp. (b)          2,800       32,900
First Financial Bancorp                         2,400       36,264
First Financial Corp.                           1,500       46,425
First Financial Holdings, Inc.                  1,300       44,980
First Mercury Financial Corp.                   2,700       55,485
First South Bancorp, Inc. (b)                   1,500       46,035
Great Southern Bancorp, Inc. (b)                1,400       40,992
Greene County Bancshares, Inc.                  1,000       33,910
Hersha Hospitality Trust                        3,100       36,518
Horizon Financial Corp.                         2,475       54,648
Integra Bank Corp.                              1,400       31,206
James River Group, Inc.                         1,800       56,358
Macatawa Bank Corp.                             1,400       25,760
National Penn Bancshares, Inc. (b)              2,500       47,250
NBT Bancorp, Inc. (b)                           1,200       28,116
Omega Financial Corp. (b)                       1,300       37,063
Pinnacle Financial Partners, Inc. (a) (b)       1,800       54,918
Preferred Bank, Los Angeles                       750       29,408
QC Holdings, Inc.                               2,100       27,909
Safety Insurance Group, Inc.                      800       32,096
Shore Bancshares, Inc.                          2,000       52,900
Southside Bancshares, Inc. (b)                  1,200       27,492
Suffolk Bancorp                                   900       29,052
SWS Group Inc.                                  2,000       49,620
TierOne Corp.                                   1,750       47,320
Virginia Financial Group, Inc.                  2,000       51,860
Washington Trust Bancorp, Inc.                  1,100       29,491
West Coast Bancorp/OR (b)                       1,100       35,167
Westfield Financial, Inc.                       4,300       46,096
World Acceptance Corp. (a)                        800       31,960
WSFS Financial Corp.                              750       48,360
                                                         ---------
                                                         1,936,736
                                                         ---------

The accompanying notes are an integral part of the financial statements.

                   Mellon Institutional Funds Investment Trust
                          Mellon Equity Micro Cap Fund

              Schedule of Investments--March 31, 2007 (Unaudited)
--------------------------------------------------------------------------------

                                                           Value
Security                                       Shares    (Note 1A)
------------------------------------------------------------------
Health Care--19.8%
Albany Molecular Research, Inc. (a)             6,800    $  66,980
Alliance Imaging, Inc.                          6,000       52,380
Amsurg Corp. (a)                                1,800       44,082
Analogic Corp.                                    650       40,872
BioLase Technology, Inc. (b)                    3,000       29,190
Cambrex Corp.                                   2,700       66,420
CryoLife, Inc.                                  6,400       53,824
Cypress Bioscience, Inc. (a)                    4,000       30,400
Datascope Corp.                                 1,400       50,666
Emergent Biosolutions, Inc.                     4,950       66,429
Enzon Pharmaceuticals, Inc. (a) (b)             9,100       74,165
Five Star Quality Care, Inc. (a) (b)            2,600       26,728
Gentiva Health Services, Inc.                   3,400       68,578
Greatbatch, Inc. (a)                            2,500       63,750
Infinity Pharmaceuticals, Inc.                  2,100       25,284
Kensey Nash Corp.                               1,700       51,850
LifeCell Corp. (a) (b)                          3,150       78,656
Martek Biosciences Corp. (a) (b)                2,800       57,736
Meridian Bioscience, Inc.                       1,400       38,864
Merit Medical Systems, Inc.                     4,000       50,200
MWI Veterinary Supply, Inc. (a)                 1,950       64,350
Nighthawk Radiology Holdings, Inc. (a)          1,700       30,923
Noven Pharmaceuticals, Inc. (a)                 2,800       64,960
Omrix Biopharmaceuticals, Inc.                    650       24,876
Pain Therapeutics, Inc. (a) (b)                 7,300       57,232
Palomar Medical Technologies, Inc. (a)          1,250       49,938
Pozen, Inc. (a)                                 4,200       61,950
PRA International (a)                           2,350       50,666
Prestige Brands Holdings, Inc. (a)              4,250       50,363
Quidel Corp. (a)                                4,000       48,000
Radiation Therapy Services, Inc. (a)            1,400       42,896
Savient Pharmaceuticals, Inc. (a)               3,300       39,666
Sciele Pharma, Inc. (a)                         2,400       56,832
SuperGen, Inc. (a) (b)                          7,500       44,250
SurModics, Inc. (a) (b)                         1,300       46,800
Tanox, Inc. (b)                                 2,400       45,024
Viropharma, Inc. (a) (b)                        3,550       50,943
Vital Signs, Inc.                               1,400       72,772
                                                         ---------
                                                         1,939,495
                                                         ---------

The accompanying notes are an integral part of the financial statements.

                   Mellon Institutional Funds Investment Trust
                          Mellon Equity Micro Cap Fund

              Schedule of Investments--March 31, 2007 (Unaudited)
--------------------------------------------------------------------------------

                                                           Value
Security                                       Shares    (Note 1A)
------------------------------------------------------------------
Industrials--10.3%
American Woodmark Corp.                         1,000    $  36,760
Apogee Enterprises, Inc.                        2,500       50,100
Builders FirstSource, Inc. (a)                  3,000       48,210
CIRCOR International, Inc.                      1,100       39,270
Comfort Systems USA, Inc.                       5,200       62,192
Ducommun, Inc.                                  2,500       64,325
Dynamex, Inc. (a)                               3,400       86,496
Electro Rent Corporation                        1,800       25,920
Enersys                                         1,800       30,924
EnPro Industries, Inc. (a)                      1,400       50,470
Freightcar America, Inc.                        1,100       52,987
Heico Corp.                                     1,400       51,086
Heidrick & Struggles International (a)          1,000       48,450
Insteel Industries, Inc.                        2,700       45,333
Kaman Corp.                                     1,900       44,289
Lamson & Sessions Co.                           1,600       44,464
Lufkin Industries, Inc.                           750       42,135
Standard Parking Corp. (a)                      1,100       38,907
Tennant Co.                                     1,800       56,682
Volt Information Sciences, Inc. (a)             1,350       35,357
Waste Industries USA, Inc.                      1,800       49,446
                                                         ---------
                                                         1,003,803
                                                         ---------
Information--8.6%
Ambassadors Group, Inc. (b)                     1,950       64,818
Ambassadors International, Inc.                 1,350       62,289
COMSYS IT Partners, Inc.                        2,000       39,800
CRA International, Inc. (a)                       650       33,917
Ennis, Inc.                                     2,100       56,196
First Advantage Corp.                           2,450       58,727
GSI Commerce, Inc. (a)                          2,800       63,252
HMS Holdings Corp.                              2,000       43,800
Infocrossing, Inc. (a) (b)                      4,600       68,402
Internet Capital Group, Inc. (a)                4,900       52,430
Interwoven, Inc. (a)                            3,750       63,375
Layne Christensen Co. (a)                       1,200       43,704
Lionbridge Technologies, Inc.                   7,500       38,175
PAREXEL International Corp. (a)                 1,700       61,149
Saga Communications, Inc., Class A              1,500       14,595
SonicWall, Inc. (a)                             4,900       40,964
World Wrestling Entertainment, Inc.             1,800       29,340
                                                         ---------
                                                           834,933
                                                         ---------

The accompanying notes are an integral part of the financial statements.

                   Mellon Institutional Funds Investment Trust
                          Mellon Equity Micro Cap Fund

              Schedule of Investments--March 31, 2007 (Unaudited)
--------------------------------------------------------------------------------

                                                           Value
Security                                       Shares    (Note 1A)
------------------------------------------------------------------
Materials--4.8%
Brush Engineered Materials, Inc. (a)            1,200    $  58,164
Buckeye Technologies, Inc.                      2,400       31,152
Koppers Holdings, Inc.                          2,000       51,320
Pioneer Companies, Inc. (a)                     2,400       66,336
Quaker Chemical Corp.                           1,500       35,715
Schnitzer Steel Industries, Inc.                1,600       64,272
Schulman A, Inc.                                2,800       65,968
Spartech Corp.                                  1,200       35,208
Wausau Paper Corp.                              4,300       61,748
                                                         ---------
                                                           469,883
                                                         ---------
Oil And Gas Producer--3.1%
Callon Petroleum Co. (a)                        3,700       50,209
Dawson Geophysical Co.                          1,250       61,913
MarkWest Hydrocarbon, Inc. (b)                  1,400       86,800
Rosetta Resources, Inc. (a)                     3,000       61,620
Trico Marine Services, Inc. (a)                 1,000       37,260
                                                         ---------
                                                           297,802
                                                         ---------
Technology--17.0%
Actel Corp. (a)                                 1,700       28,084
Ansoft Corp. (a)                                2,200       69,608
Cabot Microelectronics (a)                      1,800       60,318
Captaris, Inc.                                  4,000       23,160
Cirrus Logic, Inc. (a)                          7,200       55,152
Coinstar, Inc. (a)                              1,600       50,080
Computer Programs & Systems, Inc.               1,450       38,889
Comtech Telecommunications Corp.                1,100       42,603
CPI International, Inc.                         2,200       42,284
CTS Corp.                                       4,350       60,117
Digi International, Inc. (a)                    5,300       67,310
EMS Technologies, Inc. (a)                      3,000       57,810
Epicor Software Corp.                           4,200       58,422
EPIQ Systems, Inc.                              2,700       55,026
Exar Corp. (a)                                  3,000       39,720
i2 Technologies, Inc.                           1,800       43,200
Integral Systems, Inc.                          2,200       53,174
Inter-Tel, Inc.                                 2,200       52,008
Landauer, Inc.                                  1,450       73,196
LTX Corp. (a)                                  10,000       61,200
Manhattan Associates, Inc.                      2,200       60,346
Methode Electronics, Inc.                       4,400       64,988
Micrel, Inc.                                    4,000       44,080
OYO Geospace Corp.                                950       67,374

The accompanying notes are an integral part of the financial statements.

                   Mellon Institutional Funds Investment Trust
                          Mellon Equity Micro Cap Fund

              Schedule of Investments--March 31, 2007 (Unaudited)
--------------------------------------------------------------------------------

                                                                                           Value
Security                                                                      Shares     (Note 1A)
---------------------------------------------------------------------------------------------------
Technology (continued)
Packeteer, Inc. (a)                                                             4,900    $   60,858
Park Electrochemical Corp.                                                      2,100        56,952
Radyne Corp. (a)                                                                3,000        27,360
ScanSource, Inc. (a)(b)                                                         1,500        40,260
SPSS, Inc. (a)                                                                  1,900        68,590
Supertex, Inc. (a)                                                                850        28,229
Vignette Corp.                                                                  2,400        44,568
Zygo Corp. (a)                                                                  3,900        62,439
                                                                                         ----------
                                                                                          1,657,405
                                                                                         ----------
Telecommunication Services--1.3%
North Pittsburgh Systems, Inc.                                                  2,100        45,717
NTELOS Holdings Corp.                                                           2,200        42,284
Oplink Communications, Inc. (a)                                                 2,200        39,534
                                                                                         ----------
                                                                                            127,535
                                                                                         ----------
Utilities--1.7%
Central Vermont Public Service Corp.                                            1,450        41,789
Laclede Group Inc. (b)                                                          1,050        32,634
PICO Holdings, Inc.                                                             1,500        64,065
UIL Holdings Corp.                                                                750        26,019
                                                                                         ----------
                                                                                            164,507
                                                                                         ----------
Total Equities (Cost $9,445,016)                                                          9,745,218
                                                                                         ----------
INVESTMENT OF CASH COLLATERAL--15.5%
BlackRock Cash Strategies L.L.C. (Cost $1,512,789)                          1,512,789     1,512,789
                                                                                         ----------
TOTAL UNAFFILIATED INVESTMENTS--(Cost $10,957,805)                                       11,258,007
                                                                                         ----------
AFFILIATED INVESTMENTS--0.2%
Dreyfus Institutional Preferred Plus Money Market Fund (c)(Cost $20,227)       20,227        20,227
                                                                                         ----------
TOTAL INVESTMENTS--115.6% (Cost $10,978,032)                                             11,278,234
                                                                                         ----------
LIABILITIES IN EXCESS OF OTHER ASSETS--(15.6%)                                           (1,524,241)
                                                                                         ----------
NET ASSETS--100%                                                                         $9,753,993
                                                                                         ==========

Notes to Schedule of Investments:
(a)  Non-income producing security.
(b)  Security, or a portion of thereof, was on loan at March 31, 2007.
(c)  Affiliated institutional money market fund.

The accompanying notes are an integral part of the financial statements.

                  Mellon Institutional Funds Investment Trust
                          Mellon Equity Micro Cap Fund

         Statement of Assets and Liabilities March 31, 2007 (Unaudited)
--------------------------------------------------------------------------------

Assets

  Investment in securities, at value (Note 1A) (including securities on loan, valued at $1,403,362 (Note 6)):
    Unaffiliated investments (cost $10,957,805)                                                 $11,258,007
    Affiliated investments (Note 1F) (cost $20,227)                                                  20,227
  Receivable for investments sold                                                                    51,058
  Interest and dividends receivable                                                                   8,755
  Prepaid expenses                                                                                   14,940
                                                                                                -----------
    Total assets                                                                                 11,352,987
Liabilities
  Collateral for securities on loan (Note 6)                                      $ 1,512,789
  Payable for investments purchased                                                    56,843
  Accrued professional fees                                                            14,367
  Accrued accounting, custody, administration and transfer agent fees (Note 2)         10,300
  Accrued shareholder reporting fee (Note 2)                                              500
  Accrued trustees' fees (Note 2)                                                         642
  Accrued chief compliance officer fee (Note 2)                                           375
  Other accrued expenses and liabilities                                                3,178
                                                                                  -----------
    Total liabilities                                                                             1,598,994
                                                                                                -----------
Net Assets                                                                                      $ 9,753,993
                                                                                                ===========
Net Assets consist of:
  Paid-in capital                                                                               $ 9,270,711
  Accumulated net realized gain                                                                     193,510
  Accumulated net investment loss                                                                   (10,430)
  Net unrealized appreciation                                                                       300,202
                                                                                                -----------
Total Net Assets                                                                                $ 9,753,993
                                                                                                ===========
Shares of beneficial interest outstanding                                                           475,626
                                                                                                ===========
Net Asset Value, offering and redemption price per share
  (Net Assets/Shares outstanding)                                                               $     20.51
                                                                                                ===========

The accompanying notes are an integral part of the financial statements.

                   Mellon Institutional Funds Investment Trust
                          Mellon Equity Micro Cap Fund

                             Statement of Operations
              For the Six Months Ended March 31, 2007 (Unaudited)
--------------------------------------------------------------------------------

Investment Income (Note 1B)
  Dividend income                                                                   $ 45,903
  Dividend income from affiliated investments (Note 1F)                                  765
  Securities lending income (Note 6)                                                   7,142
                                                                                    --------
    Total investment income                                                           53,810
Expenses
  Investment advisory fee (Note 2)                                      $ 47,584
  Accounting, custody, administration and transfer agent fees (Note 2)    28,164
  Registration fees                                                        9,439
  Professional fees                                                        8,954
  Trustees' fees and expenses (Note 2)                                     1,450
  Insurance expense                                                          496
  Miscellaneous expenses                                                  13,117
                                                                        --------
    Total expenses                                                       109,204
Deduct:
  Waiver of invesment advisory fee (Note 2)                              (44,964)
                                                                        --------
    Net Expenses                                                                      64,240
                                                                                    --------
      Net investment loss                                                            (10,430)
                                                                                    --------
Realized and Unrealized Gain (Loss)
  Net realized gain (loss) on:
    Investments                                                                      612,328
  Change in unrealized appreciation (depreciation) on:
    Investments                                                                      281,617
                                                                                    --------
    Net realized and unrealized gain (loss) on investments                           893,945
                                                                                    --------
Net Increase in Net Assets from Operations                                          $883,515
                                                                                    ========

The accompanying notes are an integral part of the financial statements.

                  Mellon Institutional Funds Investment Trust
                          Mellon Equity Micro Cap Fund

                       Statements of Changes in Net Assets
--------------------------------------------------------------------------------

                                                                                                  For the period
                                                                                For the            May 1, 2006
                                                                            Six Months Ended     (commencement of
                                                                             March 31, 2007       operations) to
                                                                              (Unaudited)       September 30, 2006
                                                                            ----------------    ------------------
Increase (Decrease) in Net Assets:
From Operations
  Net investment income (loss)                                                 $  (10,430)          $   (6,221)
  Net realized gain (loss)                                                        612,328             (418,818)
  Change in net unrealized appreciation (depreciation)                            281,617               18,585
                                                                               ----------           ----------
  Net increase (decrease) in net assets from investment operations                883,515             (406,454)
                                                                               ----------           ----------
Fund Share Transactions (Note 4)
  Net proceeds from sale of shares                                                 50,002            9,226,930
                                                                               ----------           ----------
  Net increase (decrease) in net assets from Fund share transactions               50,002            9,226,930
                                                                               ----------           ----------
Total Increase (Decrease) in Net Assets                                           933,517            8,820,476
Net Assets
  At beginning of period                                                        8,820,476                    -
                                                                               ----------           ----------
  At end of period [including net investment (loss) of ($10,430) and $0,       $9,753,993           $8,820,476
    respectively]                                                              ==========           ==========

The accompanying notes are an integral part of the financial statements.

                  Mellon Institutional Funds Investment Trust
                          Mellon Equity Micro Cap Fund

                              Financial Highlights
--------------------------------------------------------------------------------

                                                                                       For the period
                                                                     For the            May 1, 2006
                                                                 Six Months Ended     (commencement of
                                                                  March 31, 2007       operations) to
                                                                    (Unaudited)      September 30, 2006
                                                                 ----------------    ------------------
Net Asset Value, Beginning of Period                                 $ 18.64               $ 20.00
                                                                     -------               -------
From Operations:
  Net investment income (loss)* (a)                                    (0.02)                (0.01)
  Net realized and unrealized gains (loss) on investments               1.89                 (1.35)
                                                                     -------               -------
Total from operations                                                   1.87                 (1.36)
                                                                     -------               -------
Net Asset Value, End of Period                                       $ 20.51               $ 18.64
                                                                     =======               =======
Total Return (b)                                                       10.03%(d)             (6.80%)(d)
Ratios/Supplemental data:
  `Expenses (to average daily net assets)*                              1.35%(c)              1.35%(c)
  Net Investment Income (Loss) (to average daily net assets)*          (0.22%)(c)            (0.18%)(c)
  Portfolio Turnover                                                      83%(d)               103%(d)
  Net Assets, End of Period (000's omitted)                          $ 9,754               $ 8,820

---------
* For the periods indicated, the investment advisor voluntarily agreed not to impose a portion of its investment advisory fee and/or reimbursed the Fund for all or a portion of its operating expenses. If this voluntary action had not been taken, the investment income per share and the ratios would have been:

     Net investment income (loss) per share (a)                      $ (0.12)              $ (0.19)
     Ratios (to average daily net assets):
       Expenses                                                         2.29%(c)              3.72%(c)
       Net investment income (loss)                                    (1.16%)(c)            (2.55%)(c)

(a)  Calculated based on average shares outstanding.
(b) Total return would have been lower in the absence of expense waivers. Returns for periods of less than one year have not been annualized.
(c)  Calculated on an annualized basis.
(d)  Not annualized.

The accompanying notes are an integral part of the financial statements.

                   Mellon Institutional Funds Investment Trust
                          Mellon Equity Micro Cap Fund

                    Notes to Financial Statements (Unaudited)
--------------------------------------------------------------------------------

(1)  Organization and Significant Accounting Policies:

     Mellon Institutional Funds Investment Trust (the "Trust") is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end, management investment company. The Mellon Equity Micro Cap Fund (the "Fund"), which commenced operations on May 1, 2006, is a separate diversified investment series of the Trust.

     The objective of the Fund is to achieve long-term growth of capital. The Fund seeks to achieve its objective by investing, under normal circumstances, at least 80% of net assets in equity securities of micro cap U.S. companies with total market capitalizations equal to or less than $1 billion at the time of investment.

     The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

     A.   Investment security valuations

     Fund shares are valued as of the close of regular trading (normally 4:00 p.m., Eastern Time) on each day that the New York Stock Exchange ("NYSE") is open. Securities are valued at the last sale prices on the exchange or national securities market on which they are primarily traded. Securities not listed on an exchange or national securities market, or securities for which there were no reported transactions, are valued at the last calculated mean price (average of last bid and last offer). Securities that are fixed income securities, other than short-term instruments with less than sixty days remaining to maturity, for which market prices are readily available, are valued at their current market value on the basis of quotations, which may be furnished by a pricing service or dealers in such securities. Securities (including illiquid securities) for which quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Trustees. With respect to any portion of the Fund's assets that are invested in one or more open ended regulated investment companies ("RICs"), the Fund's net asset value ("NAV") will be calculated based upon the NAVs of such RICs.

     Short-term instruments with less than sixty days remaining to maturity are valued at amortized cost, which approximates market value. If the Fund acquires a short-term instrument with more than sixty days remaining to its maturity, it is valued at current market value until the sixtieth day prior to maturity and will then be valued at amortized cost based upon the value on such date unless the Trustees determine during such sixty-day period that amortized cost does not represent fair value.

     B.   Securities transactions and income

     Securities transactions are recorded as of trade date. Interest income is determined on the basis of coupon interest accrued, adjusted for accretion of discount or amortization of premium using the yield-to-maturity method on debt securities with greater than sixty days to maturity. Dividend income is recorded on the ex-dividend date. Realized gains and losses from securities sold are recorded on the identified cost basis. Dividends representing a return of capital are reflected as a reduction of cost.

     C.   Distributions to shareholders

     Distributions to shareholders are recorded on the ex-dividend date. The Fund's distributions from capital gains, if any, after reduction of capital losses will be declared and distributed at least annually. Dividends from net investment income and distributions from capital gains, if any, are reinvested in additional shares of the Fund unless the shareholder elects to receive them in cash. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences which may result in reclassifications, are primarily due to post-October losses.

     Permanent book and tax basis differences relating to shareholder distributions result in reclassifications among undistributed net investment income, accumulated net realized gain (loss) and paid in capital. Undistributed net investment income (loss) and accumulated net realized gain (loss) on investments may include temporary book and tax basis differences which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.

     D.   Expenses

     The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated among the funds of the Trust taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

                   Mellon Institutional Funds Investment Trust
                          Mellon Equity Micro Cap Fund

                    Notes to Financial Statements (Unaudited)
--------------------------------------------------------------------------------

     E.   Commitments and contingencies

     In the normal course of business, the Fund may enter into contracts and agreements that contain a variety of representations and warranties, which provide general indemnifications. The maximum exposure to the Fund under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risks of loss to be remote.

     F.   Affiliated issuers

     Affiliated issuers are investment companies advised by Mellon Equity Associates, LLP ("Mellon Equity"), a wholly-owned subsidiary of Mellon Financial Corporation, or its affiliates.

     G.   New Accounting Requirements

     In July 2006, the Financial Accounting Standards Board issued Interpretation No. 48, "Accounting for Uncertainty in Income Taxes - an Interpretation of FASB Statement No. 109" (the "Interpretation"). The Interpretation establishes for all entities, including pass-through entities such as the Fund, a minimum threshold for financial statement recognition of the benefit of positions taken in filing tax returns (including whether an entity is taxable in a particular jurisdiction), and requires certain expanded tax disclosures. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. At this time, management is evaluating the implications of FIN 48 and its impact in the financial statements has not yet been determined.

     In addition, on September 20, 2006, the FASB released Statement of Financial Accounting Standards No. 157 "Fair Value Measurements" ("FAS 157"). FAS 157 establishes an authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair-value measurements. The application of FAS 157 is required for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. At this time, management is evaluating the implications of FAS 157 and its impact, if any, in the financial statements has not yet been determined.

(2)  Investment Advisory Fee and Other Transactions With Affiliates:

     The investment advisory fee paid to Mellon Equity for overall investment advisory, administrative services, and general office facilities, is paid monthly at the annual rate of 1.00% of the Fund's average daily net assets. Mellon Equity voluntarily agreed to limit the Fund's total annual operating expenses (excluding brokerage commissions, taxes and extraordinary expenses) to 1.35% of the Fund's average daily net assets for the six month period ended March 31, 2007. Pursuant to this arrangement, for the six month period ended March 31, 2007, Mellon Equity voluntarily reimbursed $44,964 of the Fund's operating expenses. This arrangement is voluntary and temporary and may be discontinued or revised by Mellon Equity at any time.

     On December 4, 2006, Mellon Financial Corporation ("MFC") and The Bank of New York Company, Inc. ("BNY") announced that they had entered into a definitive agreement to merge. The new company will be called The Bank of New York Mellon Corporation. As part of this transaction, Mellon Equity would become an indirect wholly-owned subsidiary of The Bank of New York Mellon Corporation. The transaction is subject to certain regulatory approvals and the approval of BNY's and MFC's shareholders, as well as other customary conditions to closing. Subject to such approvals and the satisfaction of the other conditions, MFC and BNY expect the transaction to be completed in the third quarter of 2007.

     The Trust entered into an agreement with Dreyfus Transfer, Inc., a wholly-owned subsidiary of The Dreyfus Corporation, a wholly-owned subsidiary of Mellon Financial Corporation and an affiliate of Mellon Equity, to provide personnel and facilities to perform transfer agency and certain shareholder services for the Fund. For these services the Fund pays Dreyfus Transfer, Inc. a fixed fee plus per account and transaction based fees, as well as, out-of-pocket expenses. Pursuant to this agreement, the Fund was charged $3,134 for the six months ended March 31, 2007.

     The Trust entered into an agreement with Mellon Bank, N.A. ("Mellon Bank"), a wholly-owned subsidiary of Mellon Financial Corporation and an affiliate of Mellon Equity, to provide custody, administration and accounting services for the Fund. For these services the Fund pays Mellon Bank a fixed fee plus asset and transaction based fees, as well as out-of-pocket expenses. Pursuant to this agreement, the Fund was charged $25,030 for the six months ended March 31, 2007.

     The Trust also entered into an agreement with Mellon Bank to perform certain securities lending activities and to act as the Fund's lending agent. Mellon Bank receives an agreed upon percentage of the net lending revenues. Pursuant to this agreement, Mellon Bank earned $2,634 for the six months ended March 31, 2007. See Note 6 for further details.

                   Mellon Institutional Funds Investment Trust
                          Mellon Equity Micro Cap Fund

                    Notes to Financial Statements (Unaudited)
--------------------------------------------------------------------------------

     The Trust reimburses Mellon Asset Management for a portion of the salary of the Trust's Chief Compliance Officer. For the six months ended March 31, 2007, the Fund was charged $2,105, which is included as miscellaneous expenses in the statement of operations. No other director, officer or employee of Mellon Equity or its affiliates receives any compensation from the Trust or the Fund for serving as an officer or Trustee of the Trust. The Fund pays each Trustee who is not a director, officer or employee of Mellon Equity or its affiliates an annual fee and a per meeting fee as well as reimbursement for travel and out-of-pocket expenses. In addition, the Trust pays the legal fees for the independent counsel of the Trustees.

     The Trust has contracted Mellon Investor Services LLC, a wholly owned subsidiary of Mellon Financial Corporation and an affiliate of Standish Mellon, to provide printing and fulfillment services for the Fund. Pursuant to this agreement, the Fund was charged $500, which is included as miscellaneous expenses in the statement of operations, for the six months ended March 31, 2007.

     The Fund pays administrative service fees. These fees are paid to affiliated or unaffiliated retirement plans, omnibus accounts and platform administrators and other entities ("Plan Administrators") that provide record keeping and/or other administrative support services to accounts, retirement plans and their participants. As compensation for such services, the Fund may pay each Plan Administrator an administrative service fee in an amount of up to 0.15% (on an annualized basis) of the Fund's average daily net assets attributable to Fund shares that are held in accounts serviced by such Plan Administrator. The Fund's adviser or its affiliates may pay additional compensation from their own resources to Plan Administrators and other entities for administrative services, as well as in consideration of marketing or other distribution-related services. These payments may provide an incentive for these entities to actively promote the Fund or cooperate with the distributor's promotional efforts.

(3)  Purchases and Sales of Investments:

     Purchases and proceeds from sales of investments, other than short-term obligations, for the six months ended March 31, 2007 were as follows:

                                           Purchases             Sales
                                          -----------         -----------
     Non-U.S. Government Securities       $ 7,911,721         $ 7,883,111
                                          ===========         ===========

(4)  Shares of Beneficial Interest:

     The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest having a par value of one cent per share. Transactions in Fund shares were as follows:

                                                             For the period
                                            For the           May 1, 2006
                                       Six Months Ended    (commencement of
                                        March 31, 2007       operations) to
                                         (Unaudited)       September 30, 2006
                                       ----------------    ------------------
     Shares sold                            2,520               473,106
                                            -----               -------
     Net increase (decrease)                2,520               473,106
                                            =====               =======

     At March 31, 2007, two shareholders of record (including MBC Investments Corp., a wholly-owned subsidiary of Mellon Financial Corporation and an affiliate of the Fund) held in the aggregate 99.2% of the total outstanding shares of the Fund. Investment activities of these shareholders could have a material impact on the Fund.

     The Fund imposes a redemption fee of 2% of the net asset value of the shares, with certain exceptions, which are redeemed or exchanged less than 30 days from the day of their purchase. The redemption fee is paid directly to the Fund, and is designed to offset brokerage commissions, market impact, and other costs associated with short-term trading in the Fund. The fee does not apply to shares that were acquired through reinvestment of distributions. For the six months ended March 31, 2007, the Fund did not assess any redemption fees.

                   Mellon Institutional Funds Investment Trust
                          Mellon Equity Micro Cap Fund

                    Notes to Financial Statements (Unaudited)
--------------------------------------------------------------------------------

(5)  Federal Taxes:

     Each year, the Fund intends to qualify as a "regulated investment company" under Subchapter M of the Code. As such and by complying with the applicable provisions of the Code regarding the sources of its income, the timely distributions of its income to its shareholders, and the diversification of its assets, the Fund will not be subject to U.S. federal income tax on its investment company taxable income and net capital gain which are distributed to shareholders.

     The cost and unrealized appreciation (depreciation) in value of the investment securities owned at March 31, 2007, as computed on a federal income tax basis, were as follows:

     Cost for federal income tax purposes                  $10,978,032
                                                           -----------
     Gross unrealized appreciation                             706,587
     Gross unrealized depreciation                            (406,385)
                                                           -----------
     Net unrealized appreciation (depreciation)            $   300,202
                                                           ===========

(6)  Security Lending:

     The Fund may lend its securities to financial institutions which the Fund deems to be creditworthy. The loans are collateralized at all times with cash or securities with a market value at least equal to the market value of the securities on loan. The market value of securities loaned is determined daily and any additional required collateral is allocated to the Fund on the next business day. For the duration of a loan, the Fund receives the equivalent of the interest or dividends paid by the issuer on the securities loaned and also receives compensation from the investment of the collateral. As with other extensions of credit, the Fund bears the risk of delay in recovery or even loss of rights in its securities on loan should the borrower of the securities fail financially or default on its obligations to the Fund. In the event of borrower default, the Fund generally has the right to use the collateral to offset losses incurred. The Fund may incur a loss in the event it was delayed or prevented from exercising its rights to dispose of the collateral. The Fund also bears the risk in the event that the interest and/or dividends received on invested collateral is not sufficient to meet the Fund's obligations due on the loans.

     The Fund loaned securities during the six months ended March 31, 2007 and earned interest on the invested collateral of $25,537 of which $18,395 was rebated to borrowers or paid in fees. At March 31, 2007, the Fund had securities valued at $1,403,362 on loan. See Schedule of Investments for further detail on the security positions on loan and collateral held.

(7)  Line of Credit:

     The Fund, and other funds in the Trust and subtrusts in Mellon Institutional Funds Master Portfolio (the"Portfolio Trust") are parties to a committed line of credit facility, which enables each fund/portfolio to borrow, in the aggregate, up to $35 million. Interest is charged to each participating fund/portfolio based on its borrowings at a rate equal to the Federal Funds effective rate plus 1/2 of 1%. In addition, a facility fee, computed at an annual rate of 0.060 of 1% on the committed amount, is allocated ratably among the participating funds/portfolios at the end of each quarter. Each fund/portfolio also pays an annual renewal fee, computed at a rate of 0.020 of 1% of the committed amount and allocated ratably to the participating funds/portfolios. For the six months ended March 31, 2007, the expense allocated to the Fund was $58. The facility fee and interest expense are included in miscellaneous expenses on the statement of operations.

     For the six months ended March 31, 2007, the Fund had average borrowings outstanding of $1,000 for a total of one day and incurred $0 of interest expense. At March 31, 2007, the Fund had no borrowings outstanding.

Trustees and Officers (Unaudited)

The following table lists the Trust's trustees and officers; their address and date of birth; their position with the Trust; the length of time holding that position with the Trust; their principal occupation(s) during the past five years; the number of portfolios in the fund complex they oversee; other directorships they hold in companies subject to registration or reporting requirements of the Securities Exchange Act of 1934 (generally called "public companies") or in registered investment companies; and total remuneration paid as of the period ended March 31, 2007. The Trust's Statement of Additional Information includes additional information about the Trust's trustees and is available, without charge, upon request by writing Mellon Institutional Funds at P.O. Box 8585, Boston, MA 02266-8585 or calling toll free 1-800-221-4795.

Independent Trustees

                                                                                          Number of                      Trustee
                                                              Principal                 Portfolios in      Other      Remuneration
Name (Age)                                    Term of Office  Occupation(s)             Fund Complex   Directorships  (period ended
Address, and                   Position(s)    and Length of   During Past                Overseen by      Held by       March 31,
Date of Birth                Held with Trust   Time Served     5 Years                     Trustee        Trustee         2007)
------------------------------------------------------------------------------------------------------------------------------------
Samuel C. Fleming (66)           Trustee      Trustee since   Chairman Emeritus,             30            None        Fund: $264
c/o Decision Resources, Inc.                  11/3/1986       Decision Resources, Inc.
61 Meadowbrook Road                                           ("DRI") (biotechnology
Weston, MA 02493                                              research and consulting
9/30/40                                                       firm); formerly Chairman
                                                              of the Board and Chief
                                                              Executive Officer, DRI

Benjamin M. Friedman (62)        Trustee      Trustee since   William Joseph Maier,          30            None        Fund: $264
c/o Harvard University                        9/13/1989       Professor of Political
Littauer Center 127                                           Economy, Harvard
Cambridge, MA 02138                                           University
8/5/44

John H. Hewitt (72)              Trustee      Trustee since   Trustee, Mertens               30            None        Fund: $264
P.O. Box 2333                                 11/3/1986       House, Inc. (hospice)
New London, NH 03257
4/11/35

Caleb Loring III (63)            Trustee      Trustee since   Trustee, Essex Street          30            None        Fund: $268
c/o Essex Street Associates                   11/3/1986       Associates (family
P.O. Box 5600                                                 investment trust office)
Beverly, MA 01915
11/14/43

Interested Trustees

Patrick J. Sheppard (41)         Trustee,     Since 2003      President and Chief            30            None              $  0
The Boston Company              President                     Operating Officer of
Asset Management, LLC           and Chief                     The Boston Company
One Boston Place                Executive                     Asset Management, LLC;
Boston, MA 02108                 Officer                      formerly Senior Vice
7/24/65                                                       President and Chief
                                                              Operating Officer,
                                                              Mellon Asset Management
                                                              ("MAM") and Vice
                                                              President and Chief
                                                              Financial Officer, MAM

Principal Officers who are Not Trustees

Name (Age)                                    Term of Office
Address, and                 Position(s)       and Length of                   Principal Occupation(s)
Date of Birth              Held with Trust     Time Served                       During Past 5 Years
------------------------------------------------------------------------------------------------------------------------
Barbara A. McCann (46)     Vice President     Since 2003        Senior Vice President and Head of Operations,
Mellon Asset Management    and Secretary                        Mellon Asset Management ("MAM"); formerly First
One Boston Place                                                Vice President, MAM and Mellon Global Investments
Boston, MA 02108
2/20/61

Steven M. Anderson (41)    Vice President     Vice President    Vice President and Mutual Funds Controller,
Mellon Asset Management    and Treasurer      since 1999;       Mellon Asset Management; formerly Assistant Vice
One Boston Place                              Treasurer         President and Mutual Funds Controller, Standish
Boston, MA 02108                              since 2002        Mellon Asset Management Company, LLC
7/14/65

Denise B. Kneeland (55)    Assistant Vice     Since 1996        First Vice President and Manager, Mutual Funds
Mellon Asset Management       President                         Operations, Mellon Asset Management; formerly Vice
One Boston Place                                                President and Manager, Mutual Fund Operations,
Boston, MA 02108                                                Standish Mellon Asset Management Company, LLC
8/19/51

Mary T. Lomasney (50)           Chief         Since 2005        First Vice President, Mellon Asset Management and
Mellon Asset Management       Compliance                        Chief Compliance Officer, Mellon Funds Distributor, L.P.
One Boston Place               Officer                          and Mellon Optima L/S Strategy Fund, LLC; formerly
Boston, MA 02108                                                Director, Blackrock, Inc., Senior Vice President,
4/8/57                                                          State Street Research & Management Company
                                                                ("SSRM"), and Vice President, SSRM

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

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

THIS PAGE INTENTIONALLY LEFT BLANK

                     [LOGO]Mellon
                           --------------------------
                           Mellon Institutional Funds

                           One Boston Place
                           Boston, MA 02108-4408
                           800.221.4795
                           www.melloninstitutionalfunds.com

                                                                   6915SA0307

                                               [LOGO] Mellon
                                                      --------------------------
                                                      Mellon Institutional Funds


Semiannual Report               Mellon Institutional
                                Market Neutral Fund
--------------------------------------------------------------------------------
March 31, 2007 (Unaudited)

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

Any information in this shareholder report regarding market or economic trends or the factors influencing the Fund's historical or future performance are statements of the opinion of Fund management as of the date of this report. These statements should not be relied upon for any other purposes. Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. The Fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington D.C. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of the Fund's portfolio holdings, view the most recent quarterly holdings report, semi-annual report or annual report on the Fund's web site at http://www.melloninstitutionalfunds.com.

To view the Fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30 visit http://www.melloninstitutionalfunds.com or the SEC's web site at http://www.sec.gov. You may also call 1-800-221-4795 to request a free copy of the proxy voting guidelines.

                   Mellon Institutional Funds Investment Trust
                    Mellon Institutional Market Neutral Fund

                     Shareholder Expense Example (Unaudited)
--------------------------------------------------------------------------------

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 1, 2006 to March 31, 2007).

Actual Expenses
The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000.00=8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                                                                            Expenses Paid
                                               Beginning                          Ending                    During Period+
                                             Account Value                     Account Value               October 1, 2006
                                            October 1, 2006                   March 31, 2007              to March 31, 2007
------------------------------------------------------------------------------------------------------------------------------------
Actual                                         $1,000.00                         $1,007.40                     $6.26
Hypothetical (5% return
  per year before expenses)                    $1,000.00                         $1,018.70                     $6.29

----------------
+ Expenses are equal to the Fund's annualized expense ratio of 1.25% (excluding fees in lieu of dividends), multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

                   Mellon Institutional Funds Investment Trust
                    Mellon Institutional Market Neutral Fund

             Portfolio Information as of March 31, 2007 (Unaudited)
--------------------------------------------------------------------------------

                                                                                    Percentage of
Top Ten Long Holdings*                                Sector                          Net Assets
--------------------------------------------------------------------------------------------------------
NutruSystem, Inc.                     Consumer Discretionary                             2.0%
XTO Energy, Inc.                                      Energy                             1.9
Walgreen Co.                                Consumer Staples                             1.8
Chesapeake Energy Corp.                               Energy                             1.7
Wellcare Group, Inc.                             Health Care                             1.6
Bank of America Corp.                             Financials                             1.6
Ohio Casualty Corp.                               Financials                             1.5
Kohl's Corp.                          Consumer Discretionary                             1.5
Terex Corp.                                      Industrials                             1.4
Quest Diagnostics, Inc.                          Health Care                             1.3
                                                                                        ----
                                                                                        16.3%

* Excluding short-term investments.

                                                                                    Percentage of
Top Ten Short Holdings*                               Sector                          Net Assets
--------------------------------------------------------------------------------------------------------
RH Donnelley Corp.                    Consumer Discretionary                             1.6%
Urban Outfitters, Inc.                Consumer Discretionary                             1.6
AON Corp.                                         Financials                             1.6
Panera Bread Co.                      Consumer Discretionary                             1.6
Owens-Illinois, Inc.                               Materials                             1.6
Scientific Games Corp.                Consumer Discretionary                             1.5
Equitable Resources, Inc.                          Utilities                             1.5
Lamar Advertising Co.                 Consumer Discretionary                             1.5
Shaw Group, Inc.                                 Industrials                             1.4
Vulcan Materials Co.                               Materials                             1.3
                                                                                        ----
                                                                                        15.2%

* Excluding short-term investments.

                                                                                     Net Equity
Economic Sector Allocation*                            Long%          Short%          Exposure%
--------------------------------------------------------------------------------------------------------
Consumer Discretionary                                  17.9          (22.5)            (4.6)
Consumer Staples                                         8.5           (6.7)             1.8
Energy                                                   7.2           (5.5)             1.7
Financials                                              11.4           (9.5)             1.9
Health Care                                             10.5           (9.3)             1.2
Industrials                                              9.5          (10.8)            (1.3)
Information Technology                                  18.2          (13.4)             4.8
Materials                                                6.8           (8.5)            (1.7)
Telecommunication Services                               0.6           (2.7)            (2.1)
Utilities                                                7.2           (9.1)            (1.9)
                                                        ----          -----             ----
                                                        97.8%         (98.0%)           (0.2%)

* Excluding short-term investments.

The Fund is actively managed. Current holdings may be different than those presented above.

                   Mellon Institutional Funds Investment Trust
                    Mellon Institutional Market Neutral Fund

              Schedule of Investments--March 31, 2007 (Unaudited)
--------------------------------------------------------------------------------

                                                                                                                          Value
Security                                                                                         Shares                 (Note 1A)
------------------------------------------------------------------------------------------------------------------------------------
EQUITIES--97.8%(a)
Consumer Discretionary--17.9%
Aeropostale, Inc. (b)                                                                              300                 $   12,069
American Eagle Outfitters                                                                          700                     20,993
Big Lots, Inc.                                                                                     200                      6,256
Brinker International, Inc.                                                                        700                     22,890
CBS Corp., Class B                                                                                 400                     12,236
Circuit City Stores, Inc.                                                                        1,600                     29,648
Darden Restaurants, Inc.                                                                           500                     20,595
Dillard's Inc.                                                                                     200                      6,546
Family Dollar Stores, Inc.                                                                         600                     17,772
Gentex Corp.                                                                                       400                      6,500
Harley-Davidson, Inc.                                                                              200                     11,750
ITT Educational Services, Inc.                                                                     100                      8,149
Kohl's Corp. (b)                                                                                   500                     38,305
Mattel, Inc.                                                                                     1,100                     30,327
Meredith Corp.                                                                                     500                     28,695
Netflix, Inc.                                                                                      300                      6,957
NutruSystem, Inc.                                                                                1,000                     52,410
Omnicom Group                                                                                      100                     10,238
Pool Corp.                                                                                         800                     28,640
Sherwin-Williams Corp.                                                                             300                     19,812
Starwood Hotels & Resorts Worldwide, Inc.                                                          100                      6,485
The DIRECTV Group, Inc. (b)                                                                      1,200                     27,684
The McClatchy Co.                                                                                  600                     18,966
TJX Cos, Inc.                                                                                      800                     21,568
                                                                                                                       ----------
                                                                                                                          465,491
                                                                                                                       ----------
Consumer Staples--8.5%
Alberto-Culver Co.                                                                                 600                     13,728
Corn Products International, Inc.                                                                  200                      7,118
Estee Lauder Companies, Class A                                                                    200                      9,770
Hormel Foods Corp.                                                                                 300                     11,157
McCormick & Co., Inc.                                                                              700                     26,964
Pepsi Bottling Group, Inc.                                                                         900                     28,701
Safeway, Inc.                                                                                      600                     21,984
Sysco Corp.                                                                                        900                     30,447
The Kroger Co.                                                                                     900                     25,425
Walgreen Co.                                                                                     1,000                     45,890
                                                                                                                       ----------
                                                                                                                          221,184
                                                                                                                       ----------
Energy--7.2%
Anadarko Petroleum Corp.                                                                           200                      8,596
Chesapeake Energy Corp.                                                                          1,400                     43,232
Exxon Mobil Corp.                                                                                  200                     15,090
Holly Corp.                                                                                        500                     29,650
Patterson-UTI Energy, Inc.                                                                         900                     20,196

    The accompanying notes are an integral part of the financial statements.

                   Mellon Institutional Funds Investment Trust
                    Mellon Institutional Market Neutral Fund

              Schedule of Investments--March 31, 2007 (Unaudited)
--------------------------------------------------------------------------------

                                                                                                                          Value
Security                                                                                         Shares                 (Note 1A)
------------------------------------------------------------------------------------------------------------------------------------
Energy (continued)
Superior Energy Services, Inc. (b)                                                                 300                 $   10,341
Tidewater, Inc.                                                                                    200                     11,716
XTO Energy, Inc.                                                                                   900                     49,329
                                                                                                                       ----------
                                                                                                                          188,150
                                                                                                                       ----------
Financials--11.4%
AmeriCredit Corp. (b)                                                                              700                     16,002
Bank of America Corp.                                                                              800                     40,816
CB Richard Ellis Group, Inc., Class A Shares                                                       100                      3,418
Cincinnati Financial Corp.                                                                         800                     33,920
CIT Group, Inc.                                                                                    300                     15,876
HCC Insurance Holdings, Inc.                                                                       600                     18,480
IndyMac Bancorp, Inc.                                                                              200                      6,410
Jones Lang Lasalle                                                                                 100                     10,428
Lehman Brothers Holdings, Inc.                                                                     300                     21,021
National City Corp.                                                                                300                     11,175
Ohio Casualty Corp.                                                                              1,300                     38,935
Reinsurance Group of America                                                                       100                      5,772
SAFECO Corp.                                                                                       300                     19,929
StanCorp Financial Group, Inc.                                                                     400                     19,668
Wells Fargo & Co.                                                                                  700                     24,101
Whitney Holding Corp.                                                                              300                      9,174
                                                                                                                       ----------
                                                                                                                          295,125
                                                                                                                       ----------
Health Care--10.5%
AmeriSource Bergen Corp.                                                                           600                     31,650
Cytyc Corp. (b)                                                                                    400                     13,684
Edwards Lifesciences Corp. (b)                                                                     200                     10,140
Forest Laboratories, Inc. (b)                                                                      200                     10,288
Health Management Associates, Inc.                                                               1,000                     10,870
Humana, Inc.                                                                                       100                      5,802
Kinetic Concepts, Inc. (b)                                                                         300                     15,192
Lifepoint Hospitals, Inc. (b)                                                                      400                     15,288
Lincare Holdings, Inc. (b)                                                                         300                     10,995
McKesson Corp.                                                                                     200                     11,708
Mylan Laboratories, Inc.                                                                         1,400                     29,596
Pfizer, Inc.                                                                                       300                      7,578
Quest Diagnostics Inc.                                                                             700                     34,909
Schering-Plough Corp.                                                                              600                     15,306
Ventana Medical systems, Inc.                                                                      200                      8,380
Wellcare Group, Inc. (b)                                                                           500                     42,625
                                                                                                                       ----------
                                                                                                                          274,011
                                                                                                                       ----------
Industrials--9.5%
Allied Waste Industries, Inc. (b)                                                                2,400                     30,216
AMR Corp.                                                                                          600                     18,270
Continental Airlines, Inc. (b)                                                                     700                     25,473

The accompanying notes are an integral part of the financial statements.

                   Mellon Institutional Funds Investment Trust
                    Mellon Institutional Market Neutral Fund

              Schedule of Investments--March 31, 2007 (Unaudited)
--------------------------------------------------------------------------------

                                                                                                                          Value
Security                                                                                         Shares                 (Note 1A)
------------------------------------------------------------------------------------------------------------------------------------
Industrials (continued)
CSX Corp.                                                                                          300                 $   12,015
Gardner Denver, Inc. (b)                                                                           600                     20,910
Jacobs Engineering Group, Inc.                                                                     200                      9,330
Korn/Ferry International (b)                                                                       500                     11,470
Lockheed Martin Corp.                                                                              200                     19,404
Manpower, Inc.                                                                                     300                     22,131
Paccar, Inc.                                                                                       100                      7,340
Terex Corp.                                                                                        500                     35,880
The Manitowoc Co., Inc.                                                                            400                     25,412
Thomas & Betts Corp. (b)                                                                           200                      9,764
                                                                                                                       ----------
                                                                                                                          247,615
                                                                                                                       ----------
Information Technology--18.2%
Advent Software Inc. (b)                                                                           200                      6,974
Alliance Data Systems Corp. (b)                                                                    200                     12,324
Apple Computer, Inc.                                                                               300                     27,873
AVX Corp.                                                                                          500                      7,600
BEA Systems, Inc.                                                                                  600                      6,954
Convergys Corp. (b)                                                                                400                     10,164
CSG Systems International , Inc. (b)                                                               300                      7,506
Dolby Laboratories, Inc., Class A                                                                  200                      6,902
Fiserv, Inc. (b)                                                                                   400                     21,224
Ingram Micro, Inc., Class A (b)                                                                  1,000                     19,310
Intersil Corp., Class A Shares                                                                     900                     23,841
Jabil Circuit, Inc.                                                                                800                     17,128
Jack Henry & Associates, Inc.                                                                      700                     16,835
Lam Research Corp. (b)                                                                             400                     18,936
Lexmark International, Inc. (b)                                                                    200                     11,692
Mentor Graphics Corp.                                                                            1,100                     17,974
Mettler-Toledo International, Inc.--ADR (b)                                                        100                      8,957
Molex, Inc.                                                                                        800                     22,560
MPS Group, Inc. (b)                                                                                800                     11,320
National Instruments Corp.                                                                       1,000                     26,230
Network Appliance, Inc.                                                                            800                     29,216
Newport Corp. (b)                                                                                  400                      6,548
Novellus Systems, Inc. (b)                                                                         700                     22,414
Polycom, Inc.                                                                                      700                     23,331
SRA International, Inc.                                                                            600                     14,616
Synopsys, Inc.                                                                                   1,200                     31,476
Total System Services, Inc.                                                                        900                     28,665
Western Digital Corp.                                                                              400                      6,724
XILINX, Inc.                                                                                       300                      7,719
                                                                                                                       ----------
                                                                                                                          473,013
                                                                                                                       ----------

    The accompanying notes are an integral part of the financial statements.

                   Mellon Institutional Funds Investment Trust
                    Mellon Institutional Market Neutral Fund

              Schedule of Investments--March 31, 2007 (Unaudited)
--------------------------------------------------------------------------------

                                                                                                                          Value
Security                                                                                         Shares                 (Note 1A)
------------------------------------------------------------------------------------------------------------------------------------
Materials--6.8%
Alcoa, Inc.                                                                                        600                 $   20,340
Bemis Co.                                                                                          600                     20,034
Crown Holdings, Inc.                                                                               500                     12,230
Eagle Materials, Inc.                                                                              300                     13,389
Ecolab, Inc.                                                                                       600                     25,800
International Paper Co.                                                                            200                      7,280
Nucor Corp.                                                                                        100                      6,513
Olin Corp.                                                                                       1,100                     18,634
Packaging Corp. of America                                                                         500                     12,200
Rohm & Haas Co.                                                                                    200                     10,344
Steel Dynamics, Inc.                                                                               300                     12,960
Valspar Corp.                                                                                      600                     16,698
                                                                                                                       ----------
                                                                                                                          176,422
                                                                                                                       ----------
Telecommunication Services--0.6%
Centurytel, Inc.                                                                                   100                      4,519
Telephone & Data Systems, Inc.                                                                     200                     11,924
                                                                                                                       ----------
                                                                                                                           16,443
                                                                                                                       ----------
Utilities--7.2%
AGL Resources, Inc.                                                                                400                     17,088
Allegheny Energy, Inc. (b)                                                                         200                      9,828
CenterPoint Energy, Inc.                                                                         1,100                     19,734
Duke Energy Corp.                                                                                  800                     16,232
Energy East Corp.                                                                                  900                     21,924
NRG Energy, Inc. (b)                                                                               400                     28,816
Oneok, Inc.                                                                                        200                      9,000
P G & E Corp.                                                                                      600                     28,962
Sierra Pacific Resources (b)                                                                     1,000                     17,380
Westar Energy, Inc.                                                                                700                     19,264
                                                                                                                       ----------
                                                                                                                          188,228
                                                                                                                       ----------
TOTAL EQUITIES (Cost $2,374,706)                                                                                        2,545,682
                                                                                                                       ----------

Short-Term Investments--14.4%                                              Rate              Par Value
                                                                         -------             ---------
Bear Stearns Companies Inc. Repo Due 4/2/2007 (Dated 3/30/2007,
collateralized by U.S. Treasury Strip 7.50% due 11/15/2016
valued of $424,104 Repurchase proceeds are $373,871) (Cost $373,691)      5.26%                373,691                    373,691
                                                                                                                       ----------
TOTAL INVESTMENTS--112.2% (Cost $2,748,397)                                                                             2,919,373
                                                                                                                       ----------
LIABILITIES IN EXCESS OF OTHER ASSETS--(12.2)%                                                                           (319,934)
                                                                                                                       ----------
NET ASSETS--100%                                                                                                       $2,599,439
                                                                                                                       ==========

    The accompanying notes are an integral part of the financial statements.

                   Mellon Institutional Funds Investment Trust
                    Mellon Institutional Market Neutral Fund

         Schedule of Investments Sold Short--March 31, 2007 (Unaudited)
--------------------------------------------------------------------------------

                                                                                                                          Value
Security                                                                                        Shares                  (Note 1A)
------------------------------------------------------------------------------------------------------------------------------------
EQUITIES SOLD SHORT--(98.0%)
Consumer Discretionary--(22.5%)
Advance Auto Parts, Inc.                                                                          (100)                $   (3,855)
Apollo Group, Inc., Class A                                                                       (200)                    (8,780)
Barnes & Noble, Inc.                                                                              (100)                    (3,945)
Borders Group, Inc.                                                                             (1,100)                   (22,462)
BorgWarner, Inc.                                                                                  (100)                    (7,542)
Boyd Gaming Corp.                                                                                 (300)                   (14,292)
Career Education Corp.                                                                            (700)                   (21,350)
Chico's FAS, Inc. (b)                                                                             (800)                   (19,544)
Coldwater Creek, Inc. (b)                                                                         (700)                   (14,196)
Eastman Kodak Co.                                                                               (1,400)                   (31,584)
Entercom Communications Corp.                                                                     (200)                    (5,636)
Federated Department Stores, Inc.                                                                 (300)                   (13,515)
H&R Block, Inc.                                                                                 (1,000)                   (21,040)
Johnson Controls, Inc.                                                                            (100)                    (9,462)
Lamar Advertising Co.                                                                             (600)                   (37,782)
Liz Claiborne, Inc.                                                                               (100)                    (4,285)
MGM Mirage                                                                                        (200)                   (13,904)
Newell Rubbermaid, Inc.                                                                           (200)                    (6,218)
Pacific Sunware of California (b)                                                                 (300)                    (6,249)
Panera Bread Co. (b)                                                                              (700)                   (41,342)
Penn National Gaming, Inc.                                                                        (300)                   (12,726)
Polo Ralph Lauren Corp.                                                                           (200)                   (17,630)
RadioShack Corp.                                                                                  (500)                   (13,515)
Regis Corp.                                                                                       (500)                   (20,185)
RH Donnelley Corp. (b)                                                                            (600)                   (42,534)
Scientific Games Corp. (b)                                                                      (1,200)                   (39,396)
Starbucks Corp. (b)                                                                               (700)                   (21,952)
The Cheesecake Factory (b)                                                                        (200)                    (5,330)
The Stanley Works                                                                                 (100)                    (5,536)
The Timberland Co. (b)                                                                            (500)                   (13,015)
Tiffany & Co.                                                                                     (100)                    (4,548)
Tractor Supply Co.                                                                                (500)                   (25,750)
Tupperware Brands Corp.                                                                           (500)                   (12,465)
Urban Outfitters, Inc. (b)                                                                      (1,600)                   (42,416)
                                                                                                                       ----------
                                                                                                                         (583,981)
                                                                                                                       ----------
Consumer Staples --(6.7)%
Avon Products, Inc.                                                                               (300)                   (11,178)
BJ'S Wholesale Club, Inc. (b)                                                                     (200)                    (6,766)
Dean Foods Corp.                                                                                  (300)                   (14,022)
Energizer Holdings, Inc.                                                                          (100)                    (8,533)
Hansen Natural Corp.                                                                              (500)                   (18,940)
Ruddick Corp.                                                                                     (800)                   (24,064)

    The accompanying notes are an integral part of the financial statements.

                   Mellon Institutional Funds Investment Trust
                    Mellon Institutional Market Neutral Fund

         Schedule of Investments Sold Short--March 31, 2007 (Unaudited)
--------------------------------------------------------------------------------

                                                                                                                         Value
Security                                                                                         Shares              (Note 1A)
------------------------------------------------------------------------------------------------------------------------------------
Consumer Staples (continued)
Sara Lee Corp.                                                                                   (1400)               $   (23,688)
Supervalu, Inc.                                                                                   (300)                   (11,721)
The Hershey Co.                                                                                   (500)                   (27,330)
Tyson Foods, Inc., Class A Shares                                                                (1400)                   (27,174)
                                                                                                                      -----------
                                                                                                                         (173,416)
                                                                                                                      -----------
Energy-- (5.5)%
Diamond Offshore Drilling, Inc.                                                                   (400)                   (32,380)
Massey Energy                                                                                     (700)                   (16,793)
Pride International, Inc. (b)                                                                     (300)                    (9,030)
Range Resources Corp.                                                                             (300)                   (10,020)
Schlumberger Ltd                                                                                  (300)                   (20,730)
Southwestern Energy Co. (b)                                                                       (700)                   (28,686)
Transocean, Inc. (b)                                                                              (300)                   (24,510)
                                                                                                                      -----------
                                                                                                                         (142,149)
                                                                                                                      -----------
Financials--(9.5)%
AON Corp.                                                                                        (1100)                   (41,756)
City National Corp., Class A                                                                      (100)                    (7,360)
Conseco, Inc. (b)                                                                                (2000)                   (34,600)
First American Corp.                                                                              (300)                   (15,216)
First Horizon National Corp.                                                                      (300)                   (12,459)
Forest City Enterprises, Inc.                                                                     (300)                   (19,854)
Mercury General Corp.                                                                             (400)                   (21,216)
Nuveen Investments, Class A                                                                       (600)                   (28,380)
People's Bank/Bridgeport CT                                                                       (500)                   (22,200)
The PMI Group, Inc.                                                                               (200)                    (9,044)
The Travelers Cos, Inc.                                                                           (200)                   (10,354)
Wilmington Trust Corp.                                                                            (200)                    (8,434)
Zions Bancorporation                                                                              (200)                   (16,904)
                                                                                                                      -----------
                                                                                                                         (247,777)
                                                                                                                      -----------
Health Care-- (9.3)%
Abbott Laboratories                                                                               (500)                   (27,900)
Abraxis Bioscience, Inc. (b)                                                                      (200)                    (5,342)
Allergan, Inc.                                                                                    (200)                   (22,164)
Barr Pharmaceuticals, Inc. (b)                                                                    (500)                   (23,175)
Boston Scientific Corp. (b)                                                                       (700)                   (10,178)
Bristol-Myers Squibb Co.                                                                         (1000)                   (27,760)
Covance, Inc. (b)                                                                                 (100)                    (5,934)
Omnicare, Inc.                                                                                    (700)                   (27,839)
Pediatrix Medical Group, Inc. (b)                                                                 (500)                   (28,530)
PerkinElmer, Inc.                                                                                 (700)                   (16,954)
Pharmaceutical Product Development, Inc.                                                          (400)                   (13,476)
Resmed, Inc. (b)                                                                                  (200)                   (10,074)

    The accompanying notes are an integral part of the financial statements.

                   Mellon Institutional Funds Investment Trust
                    Mellon Institutional Market Neutral Fund

         Schedule of Investments Sold Short--March 31, 2007 (Unaudited)
--------------------------------------------------------------------------------

                                                                                                                          Value
Security                                                                                        Shares                  (Note 1A)
------------------------------------------------------------------------------------------------------------------------------------
Health Care (continued)
Respironics, Inc. (b)                                                                             (100)                $   (4,199)
St. Jude Medical, Inc.                                                                            (300)                   (11,283)
Watson Pharmaceuticals, Inc.                                                                      (300)                    (7,929)
                                                                                                                       ----------
                                                                                                                         (242,737)
                                                                                                                       ----------
Industrials-- (10.8)%
AGCO Corp. (b)                                                                                    (200)                    (7,394)
AirTran Holdings, Inc. (b)                                                                      (1,100)                   (11,297)
Alaska Air Group, Inc.                                                                            (200)                    (7,620)
Alexander & Baldwin, Inc.                                                                         (600)                   (30,264)
DRS Technologies, Inc.                                                                            (300)                   (15,651)
Expeditors International Washington, Inc.                                                         (500)                   (20,660)
Flowserve Corp.                                                                                   (200)                   (11,438)
Fluor Corp.                                                                                       (100)                    (8,972)
GATX Corp.                                                                                        (600)                   (28,680)
General Dynamics Corp.                                                                            (100)                    (7,640)
HNI Corp.                                                                                         (600)                   (27,558)
Hubbell, Inc.                                                                                     (500)                   (24,120)
Rockwell Automation, Inc.                                                                         (100)                    (5,987)
Shaw Group, Inc. (b)                                                                            (1,200)                   (37,524)
Stericycle, Inc. (b)                                                                              (300)                   (24,450)
The Brink's Co.                                                                                   (200)                   (12,690)
                                                                                                                       ----------
                                                                                                                         (281,945)
                                                                                                                       ----------
Information Technology-- (13.4)%
Adobe Systems, Inc. (b)                                                                           (700)                   (29,190)
Adtran, Inc.                                                                                      (200)                    (4,870)
Advanced Micro Devices, Inc.                                                                    (1,300)                   (16,978)
Avid Technology, Inc. (b)                                                                         (400)                   (13,952)
CA, Inc.                                                                                        (1,000)                   (25,910)
Ciena Corp.                                                                                       (300)                    (8,385)
Dell, Inc. (b)                                                                                    (500)                   (11,605)
Electronic Arts, Inc. (b)                                                                         (500)                   (25,180)
Hewitt Associates, Inc., Class A Shares (b)                                                     (1,100)                   (32,153)
Intel Corp.                                                                                       (800)                   (15,304)
Iron Mountain, Inc. (b)                                                                           (600)                   (15,678)
Linear Technology Corp.                                                                           (200)                    (6,318)
Microsoft Corp.                                                                                   (700)                   (19,509)
National Semiconductor Corp.                                                                      (200)                    (4,828)
Sandisk Corp. (b)                                                                                 (600)                   (26,280)
Silicon Laboratories, Inc. (b)                                                                    (900)                   (26,928)
Tech Data Corp. (b)                                                                               (100)                    (3,581)
The Bisys Group, Inc.                                                                           (2,300)                   (26,358)

    The accompanying notes are an integral part of the financial statements.

                   Mellon Institutional Funds Investment Trust
                    Mellon Institutional Market Neutral Fund

         Schedule of Investments Sold Short--March 31, 2007 (Unaudited)
--------------------------------------------------------------------------------

                                                                                                                           Value
Security                                                                                         Shares                  (Note 1A)
------------------------------------------------------------------------------------------------------------------------------------
Information Technology (continued)
VeriFone Holdings, Inc.                                                                           (200)                $   (7,346)
Zebra Technologies Corp.                                                                          (700)                   (27,027)
                                                                                                                       ----------
                                                                                                                         (347,380)
                                                                                                                       ----------
Materials--(8.5)%
Bowater, Inc.                                                                                     (900)                   (21,438)
Cytec Industries, Inc.                                                                            (400)                   (22,496)
Glatfelter                                                                                      (1,400)                   (20,874)
Martin Marietta Materials, Inc.                                                                   (100)                   (13,520)
Monsanto Co.                                                                                      (100)                    (5,496)
Owens-Illinois, Inc. (b)                                                                        (1,600)                   (41,232)
RPM International, Inc.                                                                           (400)                    (9,240)
Smurfit-Stone Container Corp. (b)                                                                 (900)                   (10,134)
The Mosaic Co. (b)                                                                              (1,000)                   (26,660)
Vulcan Materials Co.                                                                              (300)                   (34,944)
Weyerhaeuser Co.                                                                                  (189)                   (14,126)
                                                                                                                       ----------
                                                                                                                         (220,160)
                                                                                                                       ----------
Telecommunication Services-- (2.7)%
AT&T, Inc.                                                                                        (400)                   (15,772)
NII Holdings, Inc. (b)                                                                            (200)                   (14,836)
SBA Communications Corp. (b)                                                                    (1,000)                   (29,550)
Sprint Nextel Corp.                                                                               (500)                    (9,480)
                                                                                                                       ----------
                                                                                                                          (69,638)
                                                                                                                       ----------
Utilities-- (9.1)%
Black Hills Corp.                                                                                 (600)                   (22,062)
Dominion Resource, Inc.--VA                                                                       (300)                   (26,631)
DPL, Inc.                                                                                       (1,000)                   (31,090)
Equitable Resources, Inc.                                                                         (800)                   (38,656)
Exelon Corp.                                                                                      (400)                   (27,484)
FPL Group, Inc.                                                                                   (100)                    (6,117)
Integrys Energy Group                                                                             (400)                   (22,204)
National Fuel Gas Co.                                                                             (400)                   (17,304)
Progress Energy, Inc.                                                                             (200)                   (10,088)
Public Service Enterprise Group, Inc.                                                             (300)                   (24,912)
Questar Corp.                                                                                     (100)                    (8,921)
                                                                                                                       ----------
                                                                                                                         (235,469)
                                                                                                                       ----------
Total Equities Sold Short (Proceeds $2,408,793)                                                                        (2,544,652)
                                                                                                                       ----------

Notes to Schedule of Investments:
ADR--American Depository Receipts
(a) Securities are pledged as collateral for short sales.
(b) Non-income producing security.

    The accompanying notes are an integral part of the financial statements.

                  Mellon Institutional Funds Investment Trust
                    Mellon Institutional Market Neutral Fund

                       Statement of Assets and Liabilities
                           March 31, 2007 (Unaudited)
--------------------------------------------------------------------------------

Assets
  Investment in securities, at value (Note 1A):
    Unaffiliated investments (cost $2,748,397)                                                                         $2,919,373
  Receivable from brokers for proceeds on securities sold short (Note 1F)                                               2,408,793
  Receivable for investments sold                                                                                         140,100
  Receivable from advisor                                                                                                  38,863
  Interest and dividends receivable                                                                                         8,933
  Prepaid expenses                                                                                                         12,949
                                                                                                                       ----------
    Total assets                                                                                                        5,529,011

Liabilities
  Due to prime broker                                                                       $  229,434
  Securities sold short, at value (proceeds $2,408,793) (Note 1F)                            2,544,652
  Payable for investments purchased                                                            103,875
  Accrued professional fees                                                                     24,674
  Accrued accounting, custody, administration and transfer agent fees (Note 2)                  22,305
  Accrued chief compliance officer fee (Note 2)                                                    714
  Accrued trustees' fees (Note 2)                                                                  572
  Accrued shareholder reporting expenses (Note 2)                                                  950
  Other accrued expenses and liabilities                                                         2,396
                                                                                            ----------
    Total liabilities                                                                                                   2,929,572
                                                                                                                       ----------
Net Assets                                                                                                             $2,599,439
                                                                                                                       ==========

Net Assets consist of:
  Paid-in capital                                                                                                      $2,612,566
  Accumulated net realized loss                                                                                           (67,966)
  Undistributed net investment income                                                                                      19,722
  Net unrealized appreciation                                                                                              35,117
                                                                                                                       ----------
Total Net Assets                                                                                                       $2,599,439
                                                                                                                       ==========
Shares of beneficial interest outstanding                                                                                 130,637
                                                                                                                       ==========
Net Asset Value, offering and redemption price per share
  (Net Assets/Shares outstanding)                                                                                      $    19.90
                                                                                                                       ==========

    The accompanying notes are an integral part of the financial statements.

                   Mellon Institutional Funds Investment Trust
                    Mellon Institutional Market Neutral Fund

                             Statement of Operations
              For the Six Months Ended March 31, 2007 (Unaudited)
--------------------------------------------------------------------------------

Investment Income (Note 1B)
  Interest income                                                                                                         $65,032
  Dividend income                                                                                                          15,097
  Dividend income from affiliated investments (Note 1G)                                                                     2,060
                                                                                                                          -------
    Total investment income                                                                                                82,189

Expenses
  Investment advisory fee (Note 2)                                                            $ 12,911
  Accounting, custody, administration and transfer agent fees (Note 2)                          35,375
  Professional fees                                                                             24,640
  Dividends on securities sold short (Note 1F)                                                  20,245
  Registration fees                                                                             11,412
  Trustees' fees and expenses (Note 2)                                                           1,296
  Insurance expense                                                                                534
  Miscellaneous expenses                                                                        12,238
                                                                                              --------
    Total expenses                                                                             118,651

Deduct:
  Waiver of invesment advisory fee (Note 2)                                                    (12,911)
  Reimbursement of Fund operating expenses (Note 2)                                            (69,355)
                                                                                              --------
    Total expense deduction                                                                    (82,266)
                                                                                              --------
      Net expenses                                                                                                         36,385
                                                                                                                          -------
        Net investment income                                                                                              45,804
                                                                                                                          -------
Realized and Unrealized Gain (Loss)
  Net realized gain (loss) on:
  Investments                                                                                  170,393
  Short sales                                                                                 (207,740)
                                                                                              --------
    Net realized gain (loss)                                                                                              (37,347)
  Change in unrealized appreciation (depreciation) on:
    Investments                                                                                147,566
    Short sales                                                                               (136,846)
                                                                                              --------
      Change in net unrealized appreciation (depreciation)                                                                 10,720
                                                                                                                          -------
  Net realized and unrealized gain (loss) on investments                                                                  (26,627)
                                                                                                                          -------
Net Increase in Net Assets from Operations                                                                                $19,177
                                                                                                                          =======

    The accompanying notes are an integral part of the financial statements.

                  Mellon Institutional Funds Investment Trust
                    Mellon Institutional Market Neutral Fund

                       Statements of Changes in Net Assets
--------------------------------------------------------------------------------

                                                                                                                  For the period
                                                                                           For the               December 21, 2005
                                                                                      Six Months Ended           (commencement of
                                                                                       March 31, 2007             operations) to
                                                                                         (Unaudited)            September 30, 2006
                                                                                      ----------------          -------------------
Increase (Decrease) in Net Assets:
From Operations
  Net investment income (loss)                                                           $   45,804                 $   65,436
  Net realized gain (loss)
    Investments                                                                             170,393                     48,267
    Short sales                                                                            (207,740)                   (76,103)
  Change in net unrealized appreciation (depreciation)
    Investments                                                                             147,566                     23,410
    Short sales                                                                            (136,846)                       987
                                                                                         ----------                 ----------

  Net increase (decrease) in net assets from investment operations                           19,177                     61,997
                                                                                         ----------                 ----------

Distributions to Shareholders (Note 1C)
  From net investment income                                                                (94,301)                        --
                                                                                         ----------                 ----------

Fund Share Transactions (Note 4)
  Net proceeds from sale of shares                                                              767                  2,520,514
  Value of shares issued to shareholders in reinvestment of distributions                    94,301                         --
  Cost of shares redeemed (net of redemption fee of $1 and $0, respectively)                 (3,016)                        --
                                                                                         ----------                 ----------
  Net increase (decrease) in net assets from Fund share transactions                         92,052                  2,520,514
                                                                                         ----------                 ----------

Total Increase (Decrease) in Net Assets                                                      16,928                  2,582,511

Net Assets
  At beginning of period                                                                  2,582,511                         --
                                                                                         ----------                 ----------
  At end of period (including net investment
    income of $19,722 and $68,219, respectively)                                         $2,599,439                 $2,582,511
                                                                                         ==========                 ==========

    The accompanying notes are an integral part of the financial statements.

                  Mellon Institutional Funds Investment Trust
                    Mellon Institutional Market Neutral Fund

                              Financial Highlights
--------------------------------------------------------------------------------

                                                                                                        For the period
                                                                      For the                          December 21, 2005
                                                                  Six Months Ended                     (commencement of
                                                                   March 31, 2007                       operations) to
                                                                    (Unaudited)                       September 30, 2006
                                                                  ----------------                    ------------------
Net Asset Value, Beginning of Period                                  $20.50                                $20.00
                                                                      ------                                ------
From Operations:
  Net investment income* (a)                                            0.36                                  0.52
  Net realized and unrealized gains (loss) on investments              (0.21)                                (0.02)
                                                                      ------                                ------
Total from operations                                                   0.15                                  0.50
                                                                      ------                                ------
Less Distributions to Shareholders:
  From net investment income                                           (0.75)                                   --
                                                                      ------                                ------
Net Asset Value, End of Period                                        $19.90                                $20.50
                                                                      ======                                ======
Total Return (b) (d)                                                    0.74%                                 2.50%
Ratios/Supplemental data:
  Expenses (to average daily net assets)
    including dividends on securities sold short*                       2.82%(c)                              2.57%(c)
  Expenses (to average daily net assets)
    excluding dividends on securities sold short*                       1.25%(c)                              1.39%(c)
  Net Investment Income (to average daily net assets)*                  3.55%(c)                              3.30%(c)
  Portfolio Turnover                                                     164%(d)                               341%(d)
  Net Assets, End of Period (000's omitted)                           $2,599                                $2,583

---------------
*  For the period indicated, the investment advisor voluntarily agreed not to impose a portion of its investment advisory fee and/or reimbursed the Fund for all or a portion of its operating expenses. If this voluntary action had not been taken, the investment income per share and the ratios excluding waivers and reimbursement would have been:

  Net investment income (loss) per share (a)                          $(0.28)                               $(0.57)
Ratios (to average daily net assets):
  Expenses including dividends on securities sold short                 9.19%(c)                              9.45%(c)
  Expenses excluding dividends on securities sold short                 7.62%(c)                              8.27%(c)
  Net investment income (loss)                                         (2.82%)(c)                            (3.58%)(c)

(a) Calculated based on average shares outstanding.
(b) Total return would have been lower in the absence of expense waivers. Returns for periods of less than one year have not been annualized.
(c) Calculated on an annualized basis.
(d) Not annualized.

    The accompanying notes are an integral part of the financial statements.

                   Mellon Institutional Funds Investment Trust
                    Mellon Institutional Market Neutral Fund

                    Notes to Financial Statements (Unaudited)
--------------------------------------------------------------------------------

(1)  Organization and Significant Accounting Policies:

     Mellon Institutional Funds Investment Trust (the "Trust") is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end, management investment company. Mellon Institutional Market Neutral Fund (the "Fund"), which commenced operations on December 21, 2005, is a separate diversified investment series of the Trust.

     The objective of the Fund is to achieve investment returns exceeding the 3-month U.S. Treasury Bill from a broadly diversified portfolio of U.S. stocks while neutralizing the general risks associated with stock market investing. The Fund seeks to achieve its objective by investing, under normal circumstances, at least 80% of net assets in equity securities.

     The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

     A. Investment security valuations

     Fund shares are valued as of the close of regular trading (normally 4:00 p.m., Eastern Time) on each day that the New York Stock Exchange ("NYSE") is open. Securities are valued at the last sale prices on the exchange or national securities market on which they are primarily traded. Securities not listed on an exchange or national securities market, or securities for which there were no reported transactions, are valued at the last calculated mean price (average of last bid and last offer). Securities that are fixed income securities, other than short-term instruments with less than sixty days remaining to maturity, for which market prices are readily available, are valued at their current market value on the basis of quotations, which may be furnished by a pricing service or dealers in such securities. Securities (including illiquid securities) for which quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Trustees. With respect to any portion of the Fund's assets that are invested in one or more open-end regulated investment companies ("RICs"), the Fund's net asset value ("NAV") will be calculated based upon the NAVs of such RICs.

     Exchange traded options and futures are valued at the settlement price determined by the relevant exchange.

     Short-term instruments with less than sixty days remaining to maturity are valued at amortized cost, which approximates market value. If the Fund acquires a short-term instrument with more than sixty days remaining to its maturity, it is valued at current market value until the sixtieth day prior to maturity and will then be valued at amortized cost based upon the value on such date unless the Trustees determine during such sixty-day period that amortized cost does not represent fair value.

     B. Securities transactions and income

     Securities transactions are recorded as of trade date. Interest income is determined on the basis of coupon interest accrued, adjusted for accretion of discount or amortization of premium using the yield-to-maturity method on debt securities with greater than sixty days to maturity. Dividend income is recorded on the ex-dividend date. Realized gains and losses from securities sold are recorded on the identified cost basis. Dividends representing a return of capital are reflected as a reduction of cost.

     C. Distributions to shareholders

     Distributions to shareholders are recorded on the ex-dividend date. The Fund's distributions from capital gains, if any, after reduction of capital losses will be declared and distributed at least annually. Dividends from net investment income and distributions from capital gains, if any, are reinvested in additional shares of the Fund unless the shareholder elects to receive them in cash.

     Income and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences which may result in reclassifications, are primarily due to post-October losses.

     Permanent book and tax basis differences relating to shareholder distributions result in reclassifications among undistributed net investment income, accumulated net realized gain (loss) and paid in capital. Undistributed net investment income (loss) and accumulated net realized gain (loss) on investments may include temporary book and tax basis differences which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.

                   Mellon Institutional Funds Investment Trust
                    Mellon Institutional Market Neutral Fund

                    Notes to Financial Statements (Unaudited)
--------------------------------------------------------------------------------

     D. Expenses

     The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated among the funds of the Trust taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

     E. Commitments and contingencies

     In the normal course of business, the Fund may enter into contracts and agreements that contain a variety of representations and warranties, which provide general indemnifications. The maximum exposure to the Fund under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risks of loss to be remote.

     F. Securities Sold Short

     The Fund sells a security short by borrowing it from a third party and selling it at the then-current market price. The Fund is then obligated to buy the security on a later date in order to return the security to the lender. Short sales, therefore, involve the risk that the Fund will incur a loss by subsequently having to buy a security at a higher price than the price at which the Fund previously sold the security short. Moreover, because a Fund's loss on a short sale would arise from increases in the value of the security sold short, the extent of such loss, like the potential increase in the price of the security sold short, is theoretically unlimited. By contrast, a Fund's risk of loss on a long position arises from the possible decrease in the value of the security and therefore is limited by the fact that a security's value cannot drop below zero. The Fund may be required to pay a fee to borrow a security sold short. These short sales are collateralized by cash equivalents or securities held with the Fund's prime broker and segregated account at the Fund's custodian. The collateral required is determined daily by reference to the market value of the short positions. Dividends paid by the issuer of the security sold short are paid by the Fund to the lender, recorded on the ex-date of the dividend and recorded as an expense on the Statement of Operations. Liabilities for securities sold short are reported at market value in the Statement of Assets and Liabilities.

     G. Affiliated issuers

     Affiliated issuers are investment companies advised by Franklin Portfolio Associates ("Franklin Portfolio"), a wholly-owned subsidiary of Mellon Financial Corporation, or its affiliates.

     H. New Accounting Requirements

     In July 2006, the Financial Accounting Standards Board ("FASB") issued Interpretation No. 48 ("FIN 48"), "Accounting for Uncertainty in Income Taxes - an Interpretation of FASB Statement No. 109" (the "Interpretation"). The Interpretation establishes for all entities, including pass-through entities such as the Fund, a minimum threshold for financial statement recognition of the benefit of positions taken in filing tax returns (including whether an entity is taxable in a particular jurisdiction), and requires certain expanded tax disclosures. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. At this time, management is evaluating the implications of FIN 48 and its impact in the financial statements has not yet been determined.

     In addition, on September 20, 2006, FASB released Statement of Financial Accounting Standards No. 157 "Fair Value Measurements" ("FAS 157"). FAS 157 establishes an authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair-value measurements. The application of FAS 157 is required for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. At this time, management is evaluating the implications of FAS 157 and its impact, if any, in the financial statements has not yet been determined.

                   Mellon Institutional Funds Investment Trust
                    Mellon Institutional Market Neutral Fund

                    Notes to Financial Statements (Unaudited)
--------------------------------------------------------------------------------

(2)  Investment Advisory Fee and Other Transactions With Affiliates:

     The investment advisory fee paid to Franklin Portfolio for overall investment advisory and administrative services, and general office facilities, is paid monthly at the annual rate of 1.00% of the Fund's average daily net assets. Franklin Portfolio voluntarily agreed to limit the Fund's total annual operating expenses (excluding brokerage commissions, dividend expense on short sales, taxes and extraordinary expenses) to 1.25% of the Fund's average daily net assets for the six months ended March 31, 2007. Pursuant to this arrangement, for the six months ended March 31, 2007, Franklin Portfolio voluntarily waived its investment advisory fee in the amount of $12,911 and reimbursed the Fund for $69,355 of its operating expenses. This arrangement is voluntary and temporary and may be discontinued or revised by Franklin Portfolio at any time.

     On December 4, 2006, Mellon Financial Corporation ("MFC") and The Bank of New York Company, Inc. ("BNY") announced that they had entered into a definitive agreement to merge. The new company will be called The Bank of New York Mellon Corporation. As part of this transaction, Franklin Portfolio would become an indirect wholly-owned subsidiary of The Bank of New York Mellon Corporation. The transaction is subject to certain regulatory approvals and the approval of BNY's and MFC's shareholders, as well as other customary conditions to closing. Subject to such approvals and the satisfaction of the other conditions, MFC and BNY expect the transaction to be completed in the third quarter of 2007.

     The Trust entered into an agreement with Dreyfus Transfer, Inc., a wholly-owned subsidiary of The Dreyfus Corporation, a wholly-owned subsidiary of Mellon Financial Corporation and an affiliate of Franklin Portfolio, to provide personnel and facilities to perform transfer agency and certain shareholder services for the Fund. For these services the Fund pays Dreyfus Transfer, Inc. a fixed fee plus per account and transaction based fees, as well as, out-of-pocket expenses. Pursuant to this agreement, the Fund was charged $3,624 for the six months ended March 31, 2007.

     Prior to January 1, 2007, The Trust compensated Mellon Bank, N.A. ("Mellon Bank"), a wholly-owned subsidiary of Mellon Financial Corporation and an affiliate of Franklin Portfolio, for custody services for the Fund. For these services the Fund paid Mellon Bank a fixed fee plus asset and transaction based fees, as well as out-of-pocket expenses. Pursuant to this agreement, the Fund was charged $7,211 for the six months ended March 31, 2007.

     Effective January 1, 2007, The Trust entered into an agreement with Custodial Trust Company ("CTC") to provide custody services for the Fund. For these services, the Fund pays a fixed fee plus asset and transaction based fees, as well as out-of-pocket expenses. CTC is not an affiliate of the Fund.

     The Trust reimburses Mellon Asset Management for a portion of the salary of the Trust's Chief Compliance Officer. For the six months ended March 31, 2007, the Fund was charged $2,106, which is included in miscellaneous expenses in the statement of operations. No other director, officer or employee of Franklin Portfolio or its affiliates receives any compensation from the Trust or the Fund for serving as an officer or Trustee of the Trust. The Fund pays each Trustee who is not a director, officer or employee of Franklin Portfolio or its affiliates an annual fee and a per meeting fee as well as reimbursement for travel and out-of-pocket expenses. In addition, the Trust pays the legal fees for the independent counsel of the Trustees.

     The Trust has contracted Mellon Investor Services LLC, a wholly owned subsidiary of Mellon Financial Corporation and an affiliate of Franklin Portfolio, to provide printing and fulfillment services for the Fund. Pursuant to this agreement, the Fund was charged $950, which is included in miscellaneous expenses in the statement of operations, for the six months ended March 31, 2007.

     The Fund pays administrative service fees. These fees are paid to affiliated or unaffiliated retirement plans, omnibus accounts and platform administrators and other entities ("Plan Administrators") that provide record keeping and/or other administrative support services to accounts, retirement plans and their participants. As compensation for such services, the Fund may pay each Plan Administrator an administrative service fee in an amount of up to 0.15% (on an annualized basis) of the Fund's average daily net assets attributable to Fund shares that are held in accounts serviced by such Plan Administrator. The Fund's adviser or its affiliates may pay additional compensation from their own resources to Plan Administrators and other entities for administrative services, as well as in consideration of marketing or other distribution-related services. These payments may provide an incentive for these entities to actively promote the Fund or cooperate with the distributor's promotional efforts. For the six months ended March 31, 2007, the Fund was not charged an administrative service fee.

(3)  Purchases and Sales of Investments:

     Purchases and proceeds from sales of investments, other than short-term obligations, for the six months ended March 31, 2007 were as follows:

                                                                                  Covers on                            Securities
                                                         Purchases           Securities Sold Short        Sales        Sold Short
                                                        ----------           ---------------------     ----------      ----------
              Non-U.S. Government Securities            $1,918,633                2,268,957            $2,268,845       2,061,217
                                                        ==========                =========            ==========       =========

                   Mellon Institutional Funds Investment Trust
                    Mellon Institutional Market Neutral Fund

                    Notes to Financial Statements (Unaudited)
--------------------------------------------------------------------------------

(4)  Shares of Beneficial Interest:

     The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest having a par value of one cent per share. Transactions in Fund shares were as follows:

                                                                                                       For the period
                                                                                                      December 21, 2005
                                                                  For the                             (commencement of
                                                              Six Months Ended                         operations) to
                                                               March 31, 2007                        September 30, 2006
                                                              ----------------                       ------------------
              Shares sold                                             39                                  125,986
              Shares issued to shareholders
                in reinvestment of distributions                   4,765                                       --
              Shares redeemed                                       (153)                                      --
                                                                   -----                                  -------
              Net increase (decrease)                              4,651                                  125,986
                                                                   =====                                  =======

     At September 30, 2006, one shareholder of record (MBC Investments Corp., a wholly-owned subsidiary of Mellon Financial Corporation and an affiliate of the Fund) held 99.3% of the total outstanding shares of the Fund. Investment activities of this shareholder could have a material impact on the Fund.

     The Fund imposes a redemption fee of 2% of the net asset value of the shares, with certain exceptions, which are redeemed or exchanged less than 30 days from the day of their purchase. The redemption fee is paid directly to the Fund, and is designed to offset brokerage commissions, market impact, and other costs associated with short-term trading in the Fund. The fee does not apply to shares that were acquired through reinvestment of distributions. For the six months ended March 31, 2007, the Fund received $1 in redemption fees and is reflected in the cost of shares redeemed.

(5)  Federal Taxes:

     Each year, the Fund intends to qualify as a "regulated investment company" under Subchapter M of the Code. As such and by complying with the applicable provisions of the Code regarding the sources of its income, the timely distributions of its income to its shareholders, and the diversification of its assets, the Fund will not be subject to U.S. federal income tax on its investment company taxable income and net capital gain which are distributed to shareholders.

     The cost and unrealized appreciation (depreciation) in value of the investment securities owned at March 31, 2007, as computed on a federal income tax basis, were as follows:

              Cost for federal income tax purposes              $5,157,190
                                                                ----------
              Gross unrealized appreciation                     $  316,358
              Gross unrealized depreciation                       (281,241)
                                                                ----------
              Net unrealized appreciation (depreciation)        $   35,117
                                                                ==========

(6)  Line of Credit:

     The Fund, and other funds in the Trust and subtrusts in Mellon Institutional Funds Master Portfolio (the "Portfolio Trust") are parties to a committed line of credit facility, which enables each fund/portfolio to borrow, in the aggregate, up to $35 million. Interest is charged to each participating fund/portfolio based on its borrowings at a rate equal to the Federal Funds effective rate plus 1/2 of 1%. In addition, a facility fee, computed at an annual rate of 0.060 of 1% on the committed amount, is allocated ratably among the participating funds/portfolios at the end of each quarter. For the six months ended March 31, 2007, the Fund was not charged a commitment fee.

     During the six months ended March 31, 2007, the Fund did not borrow under the credit facility.

Trustees and Officers (Unaudited)

The following table lists the Trust's trustees and officers; their address and date of birth; their position with the Trust; the length of time holding that position with the Trust; their principal occupation(s) during the past five years; the number of portfolios in the fund complex they oversee; other directorships they hold in companies subject to registration or reporting requirements of the Securities Exchange Act of 1934 (generally called "public companies") or in registered investment companies; and total remuneration paid as of the period ended March 31, 2007. The Trust's Statement of Additional Information includes additional information about the Trust's trustees and is available, without charge, upon request by writing Mellon Institutional Funds at P.O. Box 8585, Boston, MA 02266-8585 or calling toll free 1-800-221-4795.

Independent Trustees

                                                                                            Number of                     Trustee
                                                                 Principal               Portfolios in     Other        Remuneration
Name (Age)                                    Term of Office   Occupation(s)              Fund Complex  Directorships  (period ended
Address, and                   Position(s)    and Length of     During Past               Overseen by     Held by        March 31,
Date of Birth                Held with Trust   Time Served        5 Years                   Trustee       Trustee          2007)
-----------------------------------------------------------------------------------------------------------------------------------
Samuel C. Fleming (66)       Trustee          Trustee since   Chairman Emeritus,              30            None         Fund: $254
c/o Decision Resources, Inc.                  11/3/1986       Decision Resources, Inc.
61 Meadowbrook Road                                           ("DRI") (biotechnology
Weston, MA 02493                                              research and consulting
9/30/40                                                       firm); formerly Chairman
                                                              of the Board and Chief
                                                              Executive Officer, DRI

Benjamin M. Friedman (62)    Trustee          Trustee since   William Joseph Maier,           30            None         Fund: $254
c/o Harvard University                        9/13/1989       Professor of Political
Littauer Center 127                                           Economy, Harvard
Cambridge, MA 02138                                           University
8/5/44

John H. Hewitt (72)          Trustee          Trustee since   Trustee, Mertens                30            None         Fund: $254
P.O. Box 2333                                 11/3/1986       House, Inc. (hospice)
New London, NH 03257
4/11/35

Caleb Loring III (63)        Trustee          Trustee since   Trustee, Essex Street           30            None         Fund: $255
c/o Essex Street Associates                   11/3/1986       Associates (family
P.O. Box 5600                                                 investment trust office)
Beverly, MA 01915
11/14/43

Interested Trustees

Patrick J. Sheppard (41)     Trustee,         Since 2003      President and Chief             30            None         $0
The Boston Company           President                        Operating Officer of
Asset Management, LLC        and Chief                        The Boston Company
One Boston Place             Executive                        Asset Management, LLC;
Boston, MA 02108             Officer                          formerly Senior Vice
                                                              President and Chief
                                                              Operating Officer,
                                                              Mellon Asset Management
                                                              ("MAM") and Vice
                                                              President and Chief
                                                              Financial Officer, MAM

Principal Officers who are Not Trustees

Name (Age)                                            Term of Office
Address, and                   Position(s)            and Length of        Principal Occupation(s)
Date of Birth                  Held with Trust        Time Served          During Past 5 Years
------------------------------------------------------------------------------------------------------------------------------------
Barbara A. McCann (46)         Vice President         Since 2003           Senior Vice President and Head of Operations,
Mellon Asset Management        and Secretary                               Mellon Asset Management ("MAM"); formerly First
One Boston Place                                                           Vice President, MAM and Mellon Global Investments
Boston, MA 02108
2/20/61

Steven M. Anderson (41)        Vice President         Vice President       Vice President and Mutual Funds Controller,
Mellon Asset Management        and Treasurer          since 1999;          Mellon Asset Management; formerly Assistant Vice
One Boston Place                                      Treasurer            President and Mutual Funds Controller, Standish
Boston, MA 02108                                      since 2002           Mellon Asset Management Company, LLC
7/14/65

Denise B. Kneeland (55)        Assistant Vice         Since 1996           First Vice President and Manager, Mutual Funds
Mellon Asset Management        President                                   Operations, Mellon Asset Management; formerly Vice
One Boston Place                                                           President and Manager, Mutual Fund Operations,
Boston, MA 02108                                                           Standish Mellon Asset Management Company, LLC
8/19/51

Mary T. Lomasney (50)          Chief                  Since 2005           First Vice President, Mellon Asset Management and
Mellon Asset Management        Compliance                                  Chief Compliance Officer, Mellon Funds Distributor, L.P.
One Boston Place               Officer                                     and Mellon Optima L/S Strategy Fund, LLC; formerly
Boston, MA 02108                                                           Director, Blackrock, Inc., Senior Vice President,
4/8/57                                                                     State Street Research & Management Company
                                                                           ("SSRM"), and Vice President, SSRM

                       THIS PAGE INTENTIONALLY LEFT BLANK

                [LOGO]  Mellon
                        --------------------------
                        Mellon Institutional Funds

                        One Boston Place
                        Boston, MA 02108-4408
                        800.221.4795
                        www.melloninstitutionalfunds.com


                                                                      6911SA0307

                                               [LOGO Mellon
                                                     ---------------------------
                                                     Mellon Institutional Funds]










Semiannual Report          Newton
                           International Equity Fund
--------------------------------------------------------------------------------
March 31, 2007 (Unaudited)

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

Any information in this shareholder report regarding market or economic trends or the factors influencing the Fund's historical or future performance are statements of the opinion of Fund management as of the date of this report. These statements should not be relied upon for any other purposes. Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. The Fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington D.C. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of the Fund's portfolio holdings, view the most recent quarterly holdings report, semi-annual report or annual report on the Fund's web site at http://www.melloninstitutionalfunds.com.

To view the Fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30 visit http://www.melloninstitutionalfunds.com or the SEC's web site at http://www.sec.gov. You may also call 1-800-221-4795 to request a free copy of the proxy voting guidelines.

                   Mellon Institutional Funds Investment Trust
                        Newton International Equity Fund

                     Shareholder Expense Example (Unaudited)
--------------------------------------------------------------------------------

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 1, 2006 to March 31, 2007).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000.00=8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                                               Expenses Paid
                                Beginning                 Ending               During Period+
                               Account Value           Account Value           October 1, 2006
                              October 1, 2006          March 31, 2007         to March 31, 2007
-----------------------------------------------------------------------------------------------
Actual                           $1,000.00                $1,113.90                $6.06
Hypothetical (5% return
  per year before expenses)      $1,000.00                $1,019.20                $5.79

----------
+ Expense are equal to the Fund's annualized expense ratio of 1.15% multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one half year period).

                   Mellon Institutional Funds Investment Trust
                        Newton International Equity Fund

             Portfolio Information as of March 31, 2007 (Unaudited)
--------------------------------------------------------------------------------

                                                                                            Percentage of
Top Ten Holdings*                              Country                       Sector          Investments
----------------------------------------------------------------------------------------------------------
Novartis AG                                Switzerland                   Healthcare               2.7%
Nestle SA                                  Switzerland             Consumer Staples               2.6
Toyota Motor Corp.                               Japan       Consumer Discretionary               2.3
GlaxoSmithKline PLC                     United Kingdom                   Healthcare               2.2
E On AG                                        Germany                    Utilities               2.1
Roche Holding AG                           Switzerland                   Healthcare               2.1
ICAP PLC                                United Kingdom                   Financials               1.9
Deutsche Boerse AG                             Germany                   Financials               1.7
British American Tobacco PLC            United Kingdom             Consumer Staples               1.7
Standard Chartered PLC                  United Kingdom                   Financials               1.7
                                                                                                 ----
                                                                                                 21.0%

* Excludes short-term securities.

                                                Percentage of
Geographic Region Allocation*                    Investments
--------------------------------------------------------------
Europe ex U.K.                                       48.7%
U.K.                                                 14.7
Far East ex Japan                                    16.5
Japan                                                11.1
Latin America                                         7.9
North America                                         0.4
Middle East/Africa                                    0.7
                                                    -----
                                                    100.0%

* Excludes short-term securities.

The Fund is actively managed. Current holdings may be different than those presented above.

                   Mellon Institutional Funds Investment Trust
                        Newton International Equity Fund

              Schedule of Investments--March 31, 2007 (Unaudited)
--------------------------------------------------------------------------------

                                                                                                       Value
Security                                                                               Shares        (Note 1A)
-------------------------------------------------------------------------------------------------------------
UNAFFILIATED INVESTMENTS--99.5%

Equities--98.6%
Argentina--0.3%
Pampa Holding SA--GDR                                                                    7,171     $   139,316
                                                                                                   -----------

Australia--3.2%
ABC Learning Centres Ltd.                                                               44,516         262,048
Telstra Corp.--IR                                                                       69,312         179,907
Telstra Corp. Ltd.                                                                     145,581         548,560
Transurban Group                                                                        64,089         402,142
                                                                                                   -----------
                                                                                                     1,392,657
                                                                                                   -----------

Belgium--0.7%
KBC Groupe                                                                               2,545         316,490
                                                                                                   -----------

Brazil--6.4%
All America Latina Logistica                                                            46,739         566,960
Companhia de Bebidas das Americas ADR (a)                                                8,573         471,172
Diagnosticos da America SA                                                              21,179         467,948
Gafisa SA                                                                               24,832         313,520
Natura Cosmeticos SA                                                                    33,800         380,790
Petroleo Brasileiro SA                                                                   6,326         565,228
                                                                                                   -----------
                                                                                                     2,765,618
                                                                                                   -----------

Canada-- 0.4%
Oncolytics Biotech Inc                                                                  93,674         170,434
                                                                                                   -----------

Chile--0.6%
Empresa Nacional de Telecomunicaciones SA                                               17,289         248,327
                                                                                                   -----------

China--0.8%
Jiangsu Expressway Co., Ltd.                                                           468,000         365,386
                                                                                                   -----------

Colombia--0.6%
Suramericana de Inversiones                                                             31,144         260,205
                                                                                                   -----------

Finland--0.7%
Elisa Oyj                                                                               10,817         313,359
                                                                                                   -----------

France--9.4%
Alcatel SA                                                                              43,212         508,460
AXA SA                                                                                   8,566         363,129
L'Oreal SA                                                                               3,195         348,762
Sanofi-Synthelabo SA                                                                     5,722         497,514
Societe Generale                                                                         3,131         540,995
Thales SA                                                                                7,097         411,947
Total SA                                                                                 7,892         552,852
Veolia Environnement                                                                     4,954         368,278
Vivendi SA                                                                              12,299         499,695
                                                                                                   -----------
                                                                                                     4,091,632
                                                                                                   -----------

    The accompanying notes are an integral part of the financial statements.

                   Mellon Institutional Funds Investment Trust
                        Newton International Equity Fund

              Schedule of Investments--March 31, 2007 (Unaudited)
--------------------------------------------------------------------------------

                                                                                                       Value
Security                                                                               Shares        (Note 1A)
-------------------------------------------------------------------------------------------------------------
Germany--12.7%
Allianz SE                                                                               2,520     $   517,344
Comdirect Bank AG                                                                       29,485         469,018
Deutsche Boerse AG                                                                       3,177         727,709
Deutsche Post AG                                                                        13,961         422,525
Deutsche Postbank AG                                                                     5,127         446,944
Deutsche Wohnen AG                                                                       7,113         373,925
E On AG                                                                                  6,752         917,849
Fresenius Medical Care AG & Co. KGaA                                                     2,425         352,773
K+S AG                                                                                   2,478         272,514
Praktiker Bau und Heimwerkermaerkte Holding AG                                          13,339         471,044
Symrise AG                                                                              20,394         529,511
                                                                                                   -----------
                                                                                                     5,501,156
                                                                                                   -----------

Hong Kong--2.2%
Esprit Holdings Ltd.                                                                    47,000         551,324
Shanghai Real Estates Ltd.                                                           1,638,000         408,813
                                                                                                   -----------
                                                                                                       960,137
                                                                                                   -----------

Indonesia--1.3%
Astra International Tbk                                                                172,500         249,671
Bank Central Asia Tbk                                                                  538,500         301,135
                                                                                                   -----------
                                                                                                       550,806
                                                                                                   -----------

Ireland--1.1%
Irish Life & Permanent Plc                                                              16,932         464,725
                                                                                                   -----------

Italy--2.4%
UniCredito Italiano SpA                                                                 64,272         608,808
Unipol SA                                                                              120,895         441,613
                                                                                                   -----------
                                                                                                     1,050,421
                                                                                                   -----------

Japan--11.1%
Canon, Inc                                                                               8,900         478,121
Japan Tobacco, Inc                                                                         104         511,041
Kao Corp.                                                                               12,000         351,354
Mitsubishi UFJ Financial Group, Inc                                                         28         316,049
Mizuho Financial Group, Inc                                                                 76         489,553
Nippon System Development Co., Ltd.                                                     18,000         278,639
NTT Data Corp.                                                                              63         320,266
The Daimaru, Inc                                                                        29,000         375,821
Toyota Motor Corp.                                                                      15,800       1,012,391
Yamada Denki Co., Ltd.                                                                   7,280         678,388
                                                                                                   -----------
                                                                                                     4,811,623
                                                                                                   -----------

Kazakhstan--0.7%
Kazkommertsbank                                                                         15,751         305,569
                                                                                                   -----------

    The accompanying notes are an integral part of the financial statements.

                   Mellon Institutional Funds Investment Trust
                        Newton International Equity Fund

              Schedule of Investments--March 31, 2007 (Unaudited)
--------------------------------------------------------------------------------

                                                                                                       Value
Security                                                                               Shares        (Note 1A)
-------------------------------------------------------------------------------------------------------------
Malaysia--1.4%
AMMB Holdings Berhad                                                                   231,000     $   251,319
Bursa Malaysia Bhd                                                                     107,700         345,911
                                                                                                   -----------
                                                                                                       597,230
                                                                                                   -----------

Netherlands--3.9%
Philips Electronics NV                                                                  17,102         653,037
Reed Elsevier NV                                                                        24,470         432,711
Royal Numico NV                                                                         12,082         623,039
                                                                                                   -----------
                                                                                                     1,708,787
                                                                                                   -----------

Norway--1.1%
Statoil ASA                                                                             16,846         458,864
                                                                                                   -----------

Russia--0.8%
AFK Sistema--GDR                                                                        12,257         348,099
                                                                                                   -----------

Singapore--2.5%
DBS Group Holdings, Ltd.                                                                33,000         465,708
Singapore Airlines Ltd.                                                                 55,000         602,084
                                                                                                   -----------
                                                                                                     1,067,792
                                                                                                   -----------

South Africa--0.7%
MTN Group Ltd.                                                                          21,399         291,032
                                                                                                   -----------

South Korea--2.2%
Hana Financial Group, Inc                                                                5,710         295,669
LG Telecom Ltd.                                                                         28,560         324,925
Samsung Fire & Marine Insurance Co., Ltd.                                                1,940         324,880
                                                                                                   -----------
                                                                                                       945,474
                                                                                                   -----------

Sweden--3.3%
Nordea Bank AB                                                                          21,861         349,257
Skandinaviska Enskilda                                                                  10,600         339,456
Tele2 AB                                                                                18,631         305,663
Telefonaktiebolaget LM Ericsson                                                        117,263         431,812
                                                                                                   -----------
                                                                                                     1,426,188
                                                                                                   -----------

Switzerland--11.4%
Compagnie Financiere Richemont AG                                                        7,518         420,347
Nestle SA                                                                                2,873       1,118,775
Nobel Biocare Holding AG                                                                 1,339         488,091
Novartis AG                                                                             20,212       1,159,201
Roche Holding AG                                                                         5,121         905,961
Syngenta AG                                                                              2,324         444,606
Synthes, Inc                                                                             3,361         414,836
                                                                                                   -----------
                                                                                                     4,951,817
                                                                                                   -----------

Taiwan--0.7%
Fubon Financial Holding Co., Ltd.                                                      334,000         300,837
                                                                                                   -----------

    The accompanying notes are an integral part of the financial statements.

                   Mellon Institutional Funds Investment Trust
                        Newton International Equity Fund

              Schedule of Investments--March 31, 2007 (Unaudited)
--------------------------------------------------------------------------------

                                                                                                       Value
Security                                                                               Shares        (Note 1A)
-------------------------------------------------------------------------------------------------------------
Thailand--1.5%
Bangkok Bank Public Company Ltd.                                                        90,900     $   318,502
Bank of Ayudhya PCL                                                                    511,400         342,519
                                                                                                   -----------
                                                                                                       661,021
                                                                                                   -----------

United Kingdom--14.5%
Anglo American PLC                                                                      13,310         700,930
BP PLC                                                                                  60,812         660,354
British American Tobacco PLC                                                            23,164         724,079
Cable & Wireless PLC                                                                   109,637         359,319
GlaxoSmithKline PLC                                                                     34,180         939,327
ICAP PLC                                                                                78,239         816,502
Smith & Nephew PLC                                                                      36,944         469,488
Standard Chartered PLC                                                                  25,004         720,110
Vodafone Group PLC                                                                     212,860         567,390
Xstrata PLC                                                                              7,246         372,323
                                                                                                   -----------
                                                                                                     6,329,822
                                                                                                   -----------
Total Equities (Cost $38,016,831)                                                                   42,794,824
                                                                                                   -----------
Preferred Stocks--0.9%
Germany
Henkel KGaA
 (Cost $312,830)                                                                         2,641         390,375
                                                                                                   -----------
TOTAL UNAFFILIATED INVESTMENTS (Cost $38,329,661)                                                   43,185,199
                                                                                                   -----------
Affiliated Investments--0.2%
Dreyfus Institutional Preferred Plus Money Market Fund (b) (Cost $84,967)               84,967          84,967
                                                                                                   -----------
TOTAL INVESTMENTS--99.7% ( Cost $38,414,628)                                                        43,270,166
                                                                                                   -----------
OTHER ASSETS, LESS LIABILITIES--0.3%                                                                   131,271
                                                                                                   -----------
NET ASSETS--100%                                                                                   $43,401,437
                                                                                                   ===========

Notes to Schedule of Investments:
ADR--American Depository Receipts
GDR--Global Depository Receipts
IR--Installment Receipts
(a) Non-income producing.
(b) Affiliated institutional money market fund.

    The accompanying notes are an integral part of the financial statements.

                   Mellon Institutional Funds Investment Trust
                        Newton International Equity Fund

               Schedule of Investments--March 31, 2007 (Unaudited)
--------------------------------------------------------------------------------

At March 31, 2007 the Fund held the following forward foreign currency exchange contracts:

                                Local                                                                 Unrealized
                              Principal        Contract           Value at         USD Amount        Appreciation/
Contracts to Deliver            Amount        Value Date       March 31, 2007      to Receive       (Depreciation)
------------------------------------------------------------------------------------------------------------------
Euro                          $ 1,177,097      5/15/2007        $1,575,073         $1,565,284          $ (9,789)
Japanese Yen                    7,668,283       4/2/2007            65,108             65,454               346
Japanese Yen                   17,091,046       4/3/2007           145,133            145,510               377
Norwegian Krone                 2,634,000      4/13/2007           433,698            431,340            (2,358)
Singapore Dollar                  358,000      5/15/2007           236,801            235,387            (1,414)
Swedish Krona                   1,865,000      6/15/2007           268,379            269,105               726
Swiss Franc                       382,172      6/15/2007           316,569            317,480               911
                                                                ----------         ----------          --------
                                                                $3,040,761         $3,029,560          ($11,201)
                                                                ==========         ==========          ========

                                Local                                                                 Unrealized
                              Principal        Contract           Value at         USD Amount        Appreciation/
Contracts to Receive            Amount        Value Date       March 31, 2007      to Deliver       (Depreciation)
------------------------------------------------------------------------------------------------------------------
British Pound                  $  167,932       4/2/2007        $  330,353         $  330,003          $    350
Euro                            1,177,097      5/15/2007         1,575,073          1,527,000            48,073
Norwegian Krone                 5,173,150      4/13/2007           851,778            785,000            66,778
Singapore Dollar                  993,367      5/15/2007           657,067            653,000             4,067
Swedish Krona                   2,854,615      6/15/2007           410,787            413,000            (2,213)
Swedish Krona                   1,910,816      6/15/2007           274,972            283,000            (8,028)
Swiss Franc                       382,172      6/15/2007           316,569            325,000            (8,431)
                                                                ----------         ----------          --------
                                                                $4,416,599         $4,316,003          $100,596
                                                                ==========         ==========          ========

                                                Percentage of
Economic Sector Allocation                       Net Assets
-------------------------------------------------------------
Consumer Discretionary                             13.6%
Consumer Staples                                   11.3
Energy                                              5.2
Financials                                         28.5
Health Care                                        13.5
Industrials                                         6.4
Information Technology                              5.4
Materials                                           5.3
Telecommunication Services                          7.3
Utilities                                           3.0
Short-term and Other Assets                         0.5
                                                  -----
                                                  100.0%

    The accompanying notes are an integral part of the financial statements.

                  Mellon Institutional Funds Investment Trust
                        Newton International Equity Fund

                       Statement of Assets and Liabilities
                           March 31, 2007 (Unaudited)
--------------------------------------------------------------------------------

Assets
  Investment in securities, at value (Note 1A):
    Unaffiliated investments (cost $38,329,661)                                                    $43,185,199
    Affiliated investments (Note 1H) (cost $84,967)                                                     84,967
  Foreign currency, at value (cost $70,420)                                                             70,604
  Receivable for investments sold                                                                      402,646
  Interest and dividends receivable                                                                    158,903
  Unrealized appreciation on forward currency exchange contracts (Note 6)                              121,628
  Prepaid expenses                                                                                      11,351
                                                                                                   -----------
    Total assets                                                                                    44,035,298
Liabilities
  Payable for investments purchased                                                 $  336,151
  Bank loan payable (Note 7)                                                           200,000
  Unrealized depreciation on forward currency exchange contracts (Note 6)               32,233
  Accrued professional fees                                                             22,318
  Accrued accounting, custody, administration and transfer agent fees (Note 2)          22,173
  Accrued trustees' fees (Note 2)                                                        1,061
  Accrued shareholder reporting expenses (Note 2)                                          750
  Accrued chief compliance officer fee (Note 2)                                            375
  Other accrued expenses and liabilities                                                18,800
                                                                                    ----------
    Total liabilities                                                                                  633,861
                                                                                                   -----------
Net Assets                                                                                         $43,401,437
                                                                                                   ===========
Net Assets consist of:
  Paid-in capital                                                                                  $37,141,263
  Accumulated net realized gain                                                                      1,265,452
  Undistributed net investment income                                                                   47,648
  Net unrealized appreciation                                                                        4,947,074
                                                                                                   -----------
Total Net Assets                                                                                   $43,401,437
                                                                                                   ===========
Shares of beneficial interest outstanding                                                            1,821,153
                                                                                                   ===========
Net Asset Value, offering and redemption price per share
  (Net Assets/Shares outstanding)                                                                  $     23.83
                                                                                                   ===========

    The accompanying notes are an integral part of the financial statements.

                   Mellon Institutional Funds Investment Trust
                        Newton International Equity Fund

                             Statement of Operations
              For the Six Months Ended March 31, 2007 (Unaudited)
--------------------------------------------------------------------------------

Investment Income (Note 1B)
  Dividend income (net of foreign witholding taxes $33,695)                                        $   311,910
  Dividend income from affiliated investments (Note 1H)                                                 10,546
                                                                                                   -----------
      Total investment income                                                                          322,456

Expenses
  Investment advisory fee (Note 2)                                                  $  162,977
  Accounting, custody, administration and transfer agent fees (Note 2)                  69,918
  Professional fees                                                                     26,424
  Registration fees                                                                     11,129
  Trustees' fees and expenses (Note 2)                                                   2,140
  Insurance expense                                                                      1,247
  Miscellaneous expenses                                                                17,398
                                                                                    ----------
      Total expenses                                                                   291,233

Deduct:
  Waiver of invesment advisory fee (Note 2)                                            (57,029)
                                                                                    ----------
    Net Expenses                                                                                       234,204
                                                                                                   -----------
      Net investment income                                                                             88,252
                                                                                                   -----------
Realized and Unrealized Gain (Loss)
  Net realized gain (loss) on:
    Investments                                                                      1,405,947
    Foreign currency transactions and forward foreign currency
      exchange transactions                                                           (137,080)
                                                                                    ----------
      Net realized gain (loss)                                                                       1,268,867
  Change in unrealized appreciation (depreciation) on:
    Investments                                                                      2,708,322
    Foreign currency translations and forward foreign currency exchange contracts      174,585
                                                                                    ----------
      Change in net unrealized appreciation (depreciation)                                           2,882,907
                                                                                                   -----------
  Net realized and unrealized gain (loss) on investments                                             4,151,774
                                                                                                   -----------
Net Increase in Net Assets from Operations                                                         $ 4,240,026
                                                                                                   ===========

The accompanying notes are an integral part of the financial statements.

                  Mellon Institutional Funds Investment Trust
                        Newton International Equity Fund

                       Statements of Changes in Net Assets
--------------------------------------------------------------------------------

                                                                                                      For the period
                                                                              For the                December 31, 2005
                                                                         Six Months Ended            (commencement of
                                                                          March 31, 2007              operations) to
                                                                            (Unaudited)             September 30, 2006
                                                                          ----------------          ------------------
Increase (Decrease) in Net Assets:
From Operations
  Net investment income                                                     $    88,252                 $   413,018
  Net realized gain (loss)                                                    1,268,867                     326,318
  Change in net unrealized appreciation (depreciation)                        2,882,907                   2,064,167
                                                                            -----------                 -----------
  Net increase (decrease) in net assets from investment operations            4,240,026                   2,803,503
                                                                            -----------                 -----------
Distributions to Shareholders (Note 1C)
  From investment income                                                         (4,670)                   (464,918)
  From net realized gains on investments                                       (228,378)                         --
                                                                            -----------                 -----------
  Total distributions to Shareholders                                          (233,048)                   (464,918)
                                                                            -----------                 -----------
Fund Share Transactions (Note 4)
  Net proceeds from sale of shares                                            6,000,045                  31,000,100
  Dividend reinvestment                                                          40,913                      14,918
  Cost of shares redeemed                                                            --                        (102)
                                                                            -----------                 -----------
  Net increase (decrease) in net assets from Fund share transactions          6,040,958                  31,014,916
                                                                            -----------                 -----------
Total Increase in Net Assets                                                 10,047,936                  33,353,501

Net Assets
  At beginning of period                                                     33,353,501                          --
                                                                            -----------                 -----------
  At end of period [including undistibuted net investment income
    (loss) of $47,648 and ($35,934), respectively]                          $43,401,437                 $33,353,501
                                                                            ===========                 ===========

    The accompanying notes are an integral part of the financial statements.

                   Mellon Institutional Funds Investment Trust
                        Newton International Equity Fund

                              Financial Highlights
--------------------------------------------------------------------------------

                                                                                                      For the period
                                                                              For the                December 31, 2005
                                                                         Six Months Ended            (commencement of
                                                                          March 31, 2007              operations) to
                                                                            (Unaudited)             September 30, 2006
                                                                          ----------------          ------------------
Net Asset Value, Beginning of Period                                           $ 21.51                   $ 20.00
From Operations:
  Net investment income* (a)                                                      0.05                      0.27
  Net realized and unrealized gains (loss) on investments                         2.40                      1.54
                                                                               -------                   -------
Total from operations                                                             2.45                      1.81
                                                                               -------                   -------
Less Distributions to Shareholders:
  From net investment income                                                     (0.00)(b)                 (0.30)
  From net realized gains on investments                                         (0.13)                       --
                                                                               -------                   -------
Total distributions to shareholders                                              (0.13)                    (0.30)
                                                                               -------                   -------
Net Asset Value, End of Period                                                 $ 23.83                   $ 21.51
                                                                               =======                   =======
Total Return (c)                                                                 11.39%                     9.15%
Ratios/Supplemental data:
  Expenses (to average daily net assets)*                                         1.15%(d)                  1.15%(d)
  Net Investment Income (to average daily net assets)*                            0.43%(d)                  1.63%(d)
  Portfolio Turnover                                                                48%(e)                    84%(e)
  Net Assets, End of Period (000's omitted)                                    $43,401                   $33,354

----------

* For the periods indicated, the investment advisor voluntarily agreed not to impose a portion of its investment advisory fee and/or reimbursed the Fund for all or a portion of its operating expenses. If this voluntary action had not been taken, the investment income per share and the ratios excluding waivers and reimbursement would have been:

  Net investment income per share (a)                                          $  0.02                   $  0.21
  Ratios (to average daily net assets):
  Expenses                                                                        1.43%(d)                  1.53%(d)
  Net investment income                                                           0.15%(d)                  1.25%(d)

(a) Calculated based on average shares outstanding.
(b) Amount represents less than $0.01 per share.
(c) Total return would have been lower in the absence of expense waivers. Returns for periods of less than one year have not been annualized.
(d) Computed on an annualized basis.
(e) Not annualized.

    The accompanying notes are an integral part of the financial statements.

                   Mellon Institutional Funds Investment Trust
                        Newton International Equity Fund

                    Notes to Financial Statements (Unaudited)
--------------------------------------------------------------------------------

(1)  Organization and Significant Accounting Policies:

     Mellon Institutional Funds Investment Trust (the "Trust") is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end, management investment company. The Newton International Equity Fund (the "Fund"), which commenced operation on December 21, 2005, is a separate diversified investment series of the Trust.

     The objective of the Fund is to achieve long-term growth of capital. The Fund seeks to achieve its objective by investing, under normal circumstances, at least 80% of net assets in common stocks or securities convertible into common stocks (such as convertible preferred stocks, warrants and convertible bonds) of foreign companies and depositary receipts evidencing ownership in such securities. At least 75% of the Fund's net assets will be invested in countries represented in the Morgan Stanley Capital International Europe, Australasia and the Far East (MSCI
     EAFE) Index. The Fund may invest up to 20% of its assets in emerging market countries.

     The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

     A. Investment security valuations

     Fund shares are valued as of the close of regular trading (normally 4:00 p.m., Eastern Time) on each day that the New York Stock Exchange ("NYSE") is open. Securities are valued at the last sale prices on the exchange or national securities market on which they are primarily traded. Securities not listed on an exchange or national securities market, or securities for which there were no reported transactions, are valued at the last calculated mean price (average of last bid and last offer). Securities that are fixed income securities, other than short-term instruments with less than sixty days remaining to maturity, for which market prices are readily available, are valued at their current market value on the basis of quotations, which may be furnished by a pricing service or dealers in such securities. Securities (including illiquid securities) for which quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Trustees. With respect to any portion of the Fund's assets that are invested in one or more open ended management investment companies ("RICS"), the Fund's net asset value ("NAV") will be calculated based upon the NAVs of such RICs.

     Non-exchange traded derivatives are normally valued on the basis of quotes obtained from brokers and dealers, including counterparties or pricing services.

     Because foreign markets may be open at different times than the NYSE, the value of the Fund's shares may change on days when shareholders are not able to buy or sell them. Many securities markets and exchanges outside the U.S. close prior to the close of the NYSE and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect the events that occur after such close but before the close of the NYSE. If market quotations are not readily available or do not accurately reflect fair value, or the value of a security has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), the Fund may value its assets by a method the Trustees believe accurately reflects the fair value. The Trustees have adopted fair value pricing procedures, which, among other things, require the Fund to fair value such securities if there has been a movement in the U.S. market that exceeds a specified threshold. Although the threshold may be revised by the Trustees from time to time and the number of days on which fair value prices will be used will depend on market activity, it is possible that fair value prices for foreign securities will be used by the Fund to a significant extent.

     Short-term instruments with less than sixty days remaining to maturity are valued at amortized cost, which approximates market value. If the Fund acquires a short-term instrument with more than sixty days remaining to its maturity, it is valued at current market value until the sixtieth day prior to maturity and will then be valued at amortized cost based upon the value on such date unless the Trustees determine during such sixty-day period that amortized cost does not represent fair value.

     B. Securities transactions and income

     Securities transactions are recorded as of trade date. Interest income is determined on the basis of coupon interest accrued, adjusted for accretion of discount or amortization of premium using the yield-to-maturity method on debt securities with greater than sixty days remaining to maturity. Dividend income is recorded on the ex-dividend date. Realized gains and losses from securities sold are recorded on the identified cost basis. Dividends representing a return of capital are reflected as a reduction of cost.

     The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments. Net realized gains and losses on foreign currency transactions represent gains and losses on disposition of foreign currencies and forward foreign currency exchange contracts, currency gains and losses realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid.

                   Mellon Institutional Funds Investment Trust
                        Newton International Equity Fund

                    Notes to Financial Statements (Unaudited)
--------------------------------------------------------------------------------

     C. Distributions to shareholders

     Distributions to shareholders are recorded on the ex-dividend date. The Fund's distributions from capital gains, if any, after reduction of capital losses will be declared and distributed at least annually. Dividends from net investment income and distributions from capital gains, if any, are reinvested in additional shares of the Fund unless the shareholder elects to receive them in cash.

     Income and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences, which may result in reclassifications, are primarily due to differing treatments for foreign currency transactions and losses deferred due to wash sales.

     Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications among undistributed net investment income (loss), accumulated net realized gain (loss) and paid in capital. Undistributed net investment income (loss) and accumulated net realized gain (loss) on investments may include temporary book and tax basis differences which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.

     Section 988 of the Internal Revenue Code provides that gains or losses on certain transactions attributable to fluctuations in foreign currency exchange rates must be treated as ordinary income or loss. For financial statement purposes, such amounts are included in net realized gains or losses.

     D. Expenses

     The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated among funds of the Trust taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

     E. Foreign currency transactions

     The Fund maintains its books and records in U.S. dollars. Investment security valuations and other assets and liabilities initially expressed in foreign currencies are converted into U.S. dollars based upon current currency exchange rates. Purchases and sales of foreign investment securities and income and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions.

     F. Foreign Investment risk

     There are certain additional risks involved in investing in foreign securities that are not inherent in investments in domestic securities. These risks may involve adverse political and economic developments, including the possible imposition of capital controls or other foreign governmental laws or restrictions. In addition, the securities of some foreign companies and securities markets are less liquid and at times may be more volatile than securities of comparable U.S. companies and U.S. securities markets. The risks described above apply to an even greater extent to investments in emerging markets. The securities markets of emerging countries are generally smaller, less developed, less liquid, and more volatile than the securities markets of the U.S. and developed foreign markets.

     G. Commitments and contingencies

     In the normal course of business, the Fund may enter into contracts and agreements that contain a variety of representations and warranties, which provide general indemnifications. The maximum exposure to the Fund under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risks of loss to be remote.

     H. Affiliated issuers

     Affiliated issuers are investment companies advised by Newton Capital Management Ltd. ("Newton"), a wholly-owned subsidiary of Mellon Financial Corporation, or its affiliates.

                   Mellon Institutional Funds Investment Trust
                        Newton International Equity Fund

                    Notes to Financial Statements (Unaudited)
--------------------------------------------------------------------------------

     I. New Accounting Requirements

     In July 2006, the Financial Accounting Standards Board issued Interpretation No. 48, "Accounting for Uncertainty in Income Taxes - an Interpretation of FASB Statement No. 109" (the "Interpretation"). The Interpretation establishes for all entities, including pass-through entities such as the Portfolio, a minimum threshold for financial statement recognition of the benefit of positions taken in filing tax returns (including whether an entity is taxable in a particular jurisdiction), and requires certain expanded tax disclosures. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. At this time, management is evaluating the implications of FIN 48 and its impact, if any, in the financial statements has not yet been determined.

     In addition, on September 20, 2006, the FASB released Statement of Financial Accounting Standards No. 157 "Fair Value Measurements" ("FAS 157"). FAS 157 establishes an authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair-value measurements. The application of FAS 157 is required for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. At this time, management is evaluating the implications of FAS 157 and its impact, if any, in the financial statements has not yet been determined.

(2)  Investment Advisory Fee and Other Transactions With Affiliates:

     The investment advisory fee paid to Newton for overall investment advisory and administrative services, and general office facilities, is paid monthly at the annual rate of 0.80% of the Fund's average daily net assets. Newton voluntarily agreed to limit the Fund's total annual operating expenses (excluding brokerage commissions, taxes and extraordinary expenses) to 1.15% of the Fund's average daily net assets for the six month ended March 31, 2007. Pursuant to this agreement, for the six month ended March 31, 2007, Newton voluntarily waived $57,029 of its investment advisory fee. This arrangement is voluntary and temporary and may be discontinued or revised by Newton at any time.

     On December 4, 2006, Mellon Financial Corporation ("MFC") and The Bank of New York Company, Inc. ("BNY") announced that they had entered into a definitive agreement to merge. The new company will be called The Bank of New York Mellon Corporation. As part of this transaction, Newton would become an indirect wholly-owned subsidiary of The Bank of New York Mellon Corporation. The transaction is subject to certain regulatory approvals and the approval of BNY's and MFC's shareholders, as well as other customary conditions to closing. Subject to such approvals and the satisfaction of the other conditions, MFC and BNY expect the transaction to be completed in the third quarter of 2007.

     The Trust entered into an agreement with Dreyfus Transfer, Inc., a wholly-owned subsidiary of The Dreyfus Corporation, a wholly-owned subsidiary of Mellon Financial Corporation and an affiliate of Newton, to provide personnel and facilities to perform transfer agency and certain shareholder services for the Fund. For these services the Fund pays Dreyfus Transfer, Inc. a fixed fee plus per account and transaction based fees, as well as, out-of-pocket expenses. Pursuant to this agreement, the Fund was charged $3,555, for the six months ended March 31, 2007.

     The Trust entered into an agreement with Mellon Bank, N.A. ("Mellon Bank"), a wholly-owned subsidiary of Mellon Financial Corporation and an affiliate of Newton, to provide custody, administration and accounting services for the Fund. For these services the Fund pays Mellon Bank a fixed fee plus asset and transaction based fees, as well as out-of-pocket expenses. Pursuant to this agreement, the Fund was charged $66,363 for the six months ended March 31, 2007.

     The Trust reimburses Mellon Asset Management for a portion of the salary of the Trust's Chief Compliance Officer. For the six months ended March 31, 2007, the Fund was charged $2,105, which is included in miscellaneous expenses in the statement of operations. No other director, officer or employee of Newton or its affiliates receives any compensation from the Trust or the Fund for serving as an officer or Trustee of the Trust. The Fund pays each Trustee who is not a director, officer or employee of Newton or its affiliates an annual fee and a per meeting fee as well as reimbursement for travel and out-of-pocket expenses. In addition, the Trust pays the legal fees for the independent counsel of the Trustees.

     The Trust has contracted Mellon Investor Services LLC, a wholly owned subsidiary of Mellon Financial Corporation and an affiliate of Standish Mellon, to provide printing and fulfillment services for the Fund. Pursuant to this agreement, the Fund was charged $750, which is included in miscellaneous expenses in the statement of operations, for the six months ended March 31, 2007.

     The Fund pays administrative service fees. These fees are paid to affiliated or unaffiliated retirement plans, omnibus accounts and platform administrators and other entities ("Plan Administrators") that provide record keeping and/or other administrative support services to accounts, retirement plans and their participants. As compensation for such services, the Fund may pay each Plan Administrator an administrative service fee in an amount of up to 0.15% (on an annualized basis) of the Fund's average daily net assets attributable to Fund shares that are held in accounts serviced by such Plan Administrator. The Fund's adviser or its affiliates may pay additional compensation from their own resources to Plan Administrators and other entities for administrative services, as well as in consideration of marketing or other distribution-related services. These payments may provide an incentive for these entities to actively promote the Fund or cooperate with the distributor's promotional efforts. For the six months ended March 31, 2007, the Fund was not charged an administrative service fee.

                   Mellon Institutional Funds Investment Trust
                        Newton International Equity Fund

                    Notes to Financial Statements (Unaudited)
--------------------------------------------------------------------------------

(3)  Purchases and Sales of Investments

     Purchases and proceeds from sales of investments, other than short-term obligations, for the six months ended March 31, 2007 were as follows:

                                                Purchases           Sales
                                              ------------       ------------
         Non-U.S. Government Securities       $24,900,934        $19,284,289
                                              ===========        ===========

(4)  Shares of Beneficial Interest:

     The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest having a par value of one cent per share. Transactions in Fund shares were as follows:

                                                                 For the period
                                                For the        December 31, 2005
                                            Six Months Ended   (commencement of
                                             March 31, 2007     operations) to
                                               (Unaudited)    September 30, 2006
                                            ----------------  ------------------
         Shares sold                             268,939              1,549,732
         Shares issued to shareholders
           in reinvestment of distributions        1,746                    741
         Shares redeemed                              --                     (5)
                                                 -------              ---------
         Net increase (decrease)                 270,685              1,550,468
                                                 =======              =========

     At March 31, 2007, three shareholders of record, in the aggregate held approximately 97% of the total outstanding shares of the Fund.

     Investment activities of these shareholders could have a material impact on the Fund. The Fund imposes a redemption fee of 2% of the net asset value of the shares, with certain exceptions, which are redeemed or exchanged less than 30 days from the day of their purchase. The redemption fee is paid directly to the Fund, and is designed to offset brokerage commissions, market impact, and other costs associated with short-term trading in the Fund. The fee does not apply to shares that were acquired through reinvestment of distributions. For the six months ended March 31, 2007, the Fund did not assess any redemption fees.

(5)  Federal Taxes:

     Each year, the Fund intends to qualify as a "regulated investment company" under Subchapter M of the Code. As such and by complying with the applicable provisions of the Code regarding the sources of its income, the timely distributions of its income to its shareholders, and the diversification of its assets, the Fund will not be subject to U.S. federal income tax on its investment company taxable income and net capital gain which are distributed to shareholders.

     The cost and unrealized appreciation (depreciation) in value of the investment securities owned at March 31, 2007, as computed on a federal income tax basis, were as follows:

         Cost for federal income tax purposes           $38,414,628
                                                        -----------
         Gross unrealized appreciation                    5,506,145
         Gross unrealized depreciation                    ( 650,607)
                                                        -----------
         Net unrealized appreciation (depreciation)     $ 4,855,538
                                                        ===========

(6)  Financial Instruments:

     In general, the following instruments are used for hedging purposes as described below. However, these instruments may also be used to seek to enhance potential gain in circumstances where hedging is not involved.

     The Fund may trade the following financial instruments with off-balance sheet risk:

                   Mellon Institutional Funds Investment Trust
                        Newton International Equity Fund

                    Notes to Financial Statements (Unaudited)
--------------------------------------------------------------------------------

     Forward Currency Exchange Contracts

     The Fund may enter into forward foreign currency and cross currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar and other foreign currencies. The forward foreign currency and cross currency exchange contracts are marked to market using the forward foreign currency rate of the underlying currency and any appreciation or depreciation are recorded for financial statement purposes as unrealized until the contract settlement date or upon the closing of the contract. Forward currency exchange contracts are used by the Fund primarily to protect the value of the Fund's foreign securities from adverse currency movements. Unrealized appreciation and depreciation of forward currency exchange contracts is included in the Statement of Assets and Liabilities.

     At March 31, 2007, the Fund held foreign currency exchange contracts. See schedule of investments for further details.

(7)  Line of Credit

     The Fund, and other funds in the Trust and subtrusts in Mellon Institutional Funds Master Portfolio (the"Portfolio Trust") are parties to a committed line of credit facility, which enables each fund/portfolio to borrow, in the aggregate, up to $35 million. Interest is charged to each participating fund/portfolio based on its borrowings at a rate equal to the Federal Funds effective rate plus 1/2 of 1%. In addition, a facility fee, computed at an annual rate of 0.060 of 1% on the committed amount, is allocated ratably among the participating funds/portfolios at the end of each quarter. The participating portfolios and funds also pay an annual renewal fee, computed at a rate of 0.020 of 1% of the committed amount and allocated ratably to the participating portfolios/funds. For the six months ended March 31, 2007, the expense allocated to the Fund was $797. The facility fee and interest expense are included in miscellaneous expenses on the statement of operations.

     For the six months ended March 31, 2007, the Fund had average borrowings outstanding of $212,500 for a total of nine days and incurred $1,524 of interest expense. At March 31, 2007, the Fund had a $200,000 loan balance outstanding.

Trustees and Officers (Unaudited)

The following table lists the Trust's trustees and officers; their address and date of birth; their position with the Trust; the length of time holding that position with the Trust; their principal occupation(s) during the past five years; the number of portfolios in the fund complex they oversee; other directorships they hold in companies subject to registration or reporting requirements of the Securities Exchange Act of 1934 (generally called "public companies") or in registered investment companies; and total remuneration paid as of the period ended March 31, 2007. The Trust's Statement of Additional Information includes additional information about the Trust's trustees and is available, without charge, upon request by writing Mellon Institutional Funds at P.O. Box 8585, Boston, MA 02266-8585 or calling toll free 1-800-221-4795.

Independent Trustees

                                                                                         Number of                        Trustee
                                                                    Principal          Portfolios in      Other         Remuneration
Name (Age)                                    Term of Office      Occupation(s)         Fund Complex  Directorships    (period ended
Address, and                   Position(s)    and Length of        During Past          Overseen by      Held by          March 31,
Date of Birth                Held with Trust   Time Served           5 Years              Trustee        Trustee            2007)
------------------------------------------------------------------------------------------------------------------------------------
Samuel C. Fleming (66)             Trustee     Trustee since   Chairman Emeritus,         30            None           Fund: $305
c/o Decision Resources, Inc.                   11/3/1986       Decision Resources, Inc.
61 Meadowbrook Road                                            ("DRI") (biotechnology
Weston, MA 02493                                               research and consulting
9/30/40                                                        firm); formerly Chairman
                                                               of the Board and Chief
                                                               Executive Officer, DRI

Benjamin M. Friedman (62)          Trustee     Trustee since   William Joseph Maier,      30            None           Fund: $305
c/o Harvard University                         9/13/1989       Professor of Political
Littauer Center 127                                            Economy, Harvard
Cambridge, MA 02138                                            University
8/5/44

John H. Hewitt (72)                Trustee     Trustee since   Trustee, Mertens           30            None           Fund: $305
P.O. Box 2333                                  11/3/1986       House, Inc. (hospice)
New London, NH 03257
4/11/35

Caleb Loring III (63)              Trustee     Trustee since   Trustee, Essex Street      30            None           Fund: $322
c/o Essex Street Associates                    11/3/1986       Associates (family
P.O. Box 5600                                                  investment trust office)
Beverly, MA 01915
11/14/43

Interested Trustees

Patrick J. Sheppard (41)   Trustee, President  Since 2003      President and Chief        30            None           $0
The Boston Company              and Chief                      Operating Officer of
Asset Management, LLC       Executive Officer                  The Boston Company
One Boston Place                                               Asset Management, LLC;
Boston, MA 02108                                               formerly Senior Vice President
7/24/65                                                        and Chief Operating Officer,
                                                               Mellon Asset Management
                                                               ("MAM") and Vice
                                                               President and Chief
                                                               Financial Officer, MAM

Principal Officers who are Not Trustees

Name (Age)                                             Term of Office
Address, and                     Position(s)            and Length of                Principal Occupation(s)
Date of Birth                  Held with Trust           Time Served                   During Past 5 Years
-----------------------------------------------------------------------------------------------------------------------------------
Barbara A. McCann (46)         Vice President         Since 2003            Senior Vice President and Head of Operations,
Mellon Asset Management        and Secretary                                Mellon Asset Management ("MAM"); formerly First
One Boston Place                                                            Vice President, MAM and Mellon Global Investments
Boston, MA 02108
2/20/61

Steven M. Anderson (41)        Vice President         Vice President        Vice President and Mutual Funds Controller,
Mellon Asset Management        and Treasurer          since 1999;           Mellon Asset Management; formerly Assistant Vice
One Boston Place                                      Treasurer             President and Mutual Funds Controller, Standish
Boston, MA 02108                                      since 2002            Mellon Asset Management Company, LLC
7/14/65

Denise B. Kneeland (55)        Assistant Vice         Since 1996            First Vice President and Manager, Mutual Funds
Mellon Asset Management        President                                    Operations, Mellon Asset Management; formerly Vice
One Boston Place                                                            President and Manager, Mutual Fund Operations,
Boston, MA 02108                                                            Standish Mellon Asset Management Company, LLC
8/19/51

Mary T. Lomasney (50)          Chief                  Since 2005            First Vice President, Mellon Asset Management and
Mellon Asset Management        Compliance                                   Chief Compliance Officer, Mellon Funds Distributor, L.P.
One Boston Place               Officer                                      and Mellon Optima L/S Strategy Fund, LLC; formerly
Boston, MA 02108                                                            Director, Blackrock, Inc., Senior Vice President,
4/8/57                                                                      State Street Research & Management Company
                                                                            ("SSRM"), and Vice President, SSRM

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

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

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

                     [LOGO Mellon
                           ---------------------------
                           Mellon Institutional Funds]

                           One Boston Place
                           Boston, MA 02108-4408
                           800.221.4795
                           www.melloninstitutionalfunds.com


                                                                      6912SA0307

                                               [LOGO] Mellon
                                                      --------------------------
                                                      Mellon Institutional Funds

Semiannual Report                 The Boston Company
                                  Emerging Markets Core Equity Fund
--------------------------------------------------------------------------------
March 31, 2007 (Unaudited)

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

Any information in this shareholder report regarding market or economic trends or the factors influencing the Fund's historical or future performance are statements of the opinion of Fund management as of the date of this report. These statements should not be relied upon for any other purposes. Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. The Fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington D.C. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of the Fund's portfolio holdings, view the most recent quarterly holdings report, semi-annual report or annual report on the Fund's web site at http://www.melloninstitutionalfunds.com.

To view the Fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30 visit http://www.melloninstitutionalfunds.com or the SEC's web site at http://www.sec.gov. You may also call 1-800-221-4795 to request a free copy of the proxy voting guidelines.

                   Mellon Institutional Funds Investment Trust
              The Boston Company Emerging Markets Core Equity Fund

                     Shareholder Expense Example (Unaudited)
--------------------------------------------------------------------------------

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 1, 2006 to March 31, 2007).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000.00=8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                                                          Expenses Paid
                                        Beginning                  Ending                 During Period+
                                      Account Value             Account Value            October 1, 2006
                                     October 1, 2006            March 31, 2007          to March 31, 2007
-------------------------------------------------------------------------------------------------------------
Actual                                 $1,000.00                   $1,226.50                $8.05
Hypothetical (5% return
per year before expenses)              $1,000.00                   $1,017.70                $7.29

----------------
+ Expenses are equal to the Fund's annualized expense ratio of 1.45%, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

                   Mellon Institutional Funds Investment Trust
              The Boston Company Emerging Markets Core Equity Fund

             Portfolio Information as of March 31, 2007 (Unaudited)
--------------------------------------------------------------------------------

                                                                                          Percentage of
Top Ten Holdings*                              Country                       Sector        Investments
-------------------------------------------------------------------------------------------------------
China Mobile Ltd.                            Hong Kong           Telecommunications             3.1%
Oao Gazprom ADR                                 Russia                       Energy             3.0
Ishares MSCI Emerging Markets Index                N/A                          N/A             2.9
Samsung Electronics Co., Ltd.              South Korea       Information Technology             2.7
Companhia Paranaense de Energia-Copel           Brazil                    Materials             2.6
GMK Norilsk Nickel ADR                          Russia                    Materials             2.4
Lukoil--ADR                                     Russia                       Energy             2.3
Shinhan Financial Group Co., Ltd.          South Korea                   Financials             2.1
China Petroleum & Chemical Co.                   China                       Energy             2.0
Hyundai Heavy Industries                   South Korea                  Industrials             1.9
                                                                                               ----
                                                                                               25.0%

----------------
*    Excludes short-term securities and investment of cash collateral.

                                             Percentage of
Geographic Region Allocation*                 Investments
----------------------------------------------------------
Europe ex U.K.                                   14.9%
Asia ex Japan                                    54.7
Americas ex U.S.                                 15.9
Middle East/Africa                               14.5
                                                -----
                                                100.0%

*    Excludes short-term securities and cash collateral investments.

The Fund is actively managed. Current holdings may be different than those presented above.

                   Mellon Institutional Funds Investment Trust
              The Boston Company Emerging Markets Core Equity Fund

               Schedule of Investments--March 31, 2007 (Unaudited)
--------------------------------------------------------------------------------

                                                                         Value
Security                                                     Shares    (Note 1A)
--------------------------------------------------------------------------------
UNAFFILIATED INVESTMENT--101.5%

EQUITIES--95.6%
Brazil--9.0%
Banco DO Brasil SA (a)                                        3,600   $  116,690
Brasil Telecom SA                                        13,300,000       69,429
Companhia Paranaense de Energia-Copel (a)                 8,200,000       95,566
Companhia Vale do Rio Doce Preferred A (a)                    6,600      205,118
Petroleo Brasileiro SA                                        3,700       82,793
Usinas Siderurgicas de Minas Gerais Prefunded                 3,000      145,360
                                                                      ----------
                                                                         714,956
                                                                      ----------
Chile--1.0%
Lan Airlines SA ADR                                           1,200       82,680
                                                                      ----------
China--4.7%
China Petroleum & Chemical Co.                              182,000      153,975
Huaneng Power International, Inc                             66,000       57,442
Ping An Insurance Group Co.                                  15,000       73,530
Yanzhou Coal Mining Co. Ltd.                                 91,000       87,120
                                                                      ----------
                                                                         372,067
                                                                      ----------
Czech Republic--1.4%
CEZ                                                           2,460      110,493
                                                                      ----------
Egypt--1.2%
Commercial International Bank                                 5,600       54,470
Telecom Egypt                                                15,300       43,568
                                                                      ----------
                                                                          98,038
                                                                      ----------
Hong Kong--4.7%
China Mengniu Dairy Co. Ltd.                                 15,000       42,909
China Mobile Ltd.                                            26,500      240,983
China Overseas Land & Investment Ltd.                        36,000       45,247
Shenzhen Investment Ltd.                                     92,000       46,983
                                                                      ----------
                                                                         376,122
                                                                      ----------
Hungary--1.4%
MOL Hungarian Oil and Gas Nyrt                                  516       59,502
OTP Bank Nyrt                                                 1,170       53,589
                                                                      ----------
                                                                         113,091
                                                                      ----------
India--7.7%
Bharat Petroleum Corp., Ltd.                                  8,381       58,871
Bharti Airtel Ltd.                                            3,230       57,248
Dr. Reddy's Laboratories Ltd.                                 3,030       51,197
Grasim Industries Ltd.                                        2,090      101,489
Hindustan Petroleum Corp. Ltd.                                7,000       40,246
Mahindra & Mahindra Ltd.                                      7,600      137,611
Oil and Natural Gas Corp. Ltd.                                2,751       56,220
Tata Consultancy Services, Ltd.                               3,800      108,785
                                                                      ----------
                                                                         611,667
                                                                      ----------

    The accompanying notes are an integral part of the financial statements.

                   Mellon Institutional Funds Investment Trust
              The Boston Company Emerging Markets Core Equity Fund

               Schedule of Investments--March 31, 2007 (Unaudited)
--------------------------------------------------------------------------------

                                                                         Value
Security                                                     Shares    (Note 1A)
--------------------------------------------------------------------------------

Indonesia--1.5%
Astra Agro Lestari Tbk PT                                    33,000   $   45,592
Astra International Tbk                                      28,000       40,526
PT Bank Pan Indonesia Tbk                                   582,000       35,099
                                                                      ----------
                                                                         121,217
                                                                      ----------
Israel--3.4%
Bank of Hapoalim BM                                          18,475       88,773
Nice Systems Ltd. ADR (a)                                     2,800       95,256
Orbotech Ltd. ADR                                             1,400       30,842
Teva Pharmaceutical ADR                                       1,500       56,145
                                                                      ----------
                                                                         271,016
                                                                      ----------
Malaysia--4.9%
Bumiputra-Commerce Holdings BHD                              24,000       69,097
Digi.com BHD (a)                                             22,700      122,827
Kuala Lumpur Kepong Berhad                                   34,800      120,833
RHB Capital BHD                                              58,100       80,358
                                                                      ----------
                                                                         393,115
                                                                      ----------
Mexico--5.7%
Alfa SA de CV                                                16,900      124,044
America Movil S.A. ADR                                        2,000       95,580
Fomento Economico Mexicano ADR                                1,000      110,390
Grupo Televisa S.A. ADR                                       1,900       56,620
Wal-Mart de Mexico SA de CV                                  14,900       63,661
                                                                      ----------
                                                                         450,295
                                                                      ----------
Netherlands--0.5%
Zentiva NV                                                      610       42,020
                                                                      ----------
Poland--1.5%
BRE Bank SA (a)                                                 715      118,392
                                                                      ----------
Russia--8.7%
GMK Norilsk Nickel ADR                                        1,000      190,000
Lukoil--ADR                                                   2,100      181,650
Mobile TeleSystems ADR                                        1,600       89,536
Oao Gazprom ADR                                               5,600      234,640
                                                                      ----------
                                                                         695,826
                                                                      ----------
South Africa--9.7%
ABSA Group, Ltd.                                              2,100       40,452
Anglo Platinum Ltd.                                             751      118,677
Investec Ltd.                                                 6,130       78,968
Metropolitan Holdings Ltd.                                   28,142       57,702
Mittal Steel South Africa Ltd.                                7,516      122,446
Naspers Ltd.                                                  3,500       84,812
Remgro Ltd.                                                   3,190       79,722

    The accompanying notes are an integral part of the financial statements.

                   Mellon Institutional Funds Investment Trust
              The Boston Company Emerging Markets Core Equity Fund

               Schedule of Investments--March 31, 2007 (Unaudited)
--------------------------------------------------------------------------------

                                                                         Value
Security                                                     Shares    (Note 1A)
--------------------------------------------------------------------------------
South Africa (continued)
Telkom SA Ltd.                                                4,769   $  109,309
Truworths International Ltd.                                 16,219       79,499
                                                                      ----------
                                                                         771,587
                                                                      ----------
South Korea--16.5%
GS Engineering and Construction Corp.                         1,303      116,653
Honam Petrochemical Corp.                                       850       73,658
Hynix Semiconductor, Inc. (a)                                 1,860       64,077
Hyundai Department Store Co., Ltd.                              650       54,599
Hyundai Heavy Industries                                        729      145,722
Industrial Bank of Korea                                      3,900       78,166
Jusung Engineering Co., Ltd.                                  3,500       41,680
Korea Electric Power Corp.                                      900       35,933
KT&G Corp.                                                      770       50,351
POSCO                                                           220       92,398
Samsung Electronics Co., Ltd.                                   356      213,108
Shinhan Financial Group Co., Ltd.                             2,800      160,766
SK Corp.                                                      1,130      111,018
Woori Finance Holdings Co., Ltd.                              3,000       72,568
                                                                      ----------
                                                                       1,310,697
                                                                      ----------
Taiwan--9.8%
Asia Cement Corp.                                           147,640      142,798
Asustek Computer, Inc                                        19,000       44,794
Catcher Technology Co., Ltd.                                  7,271       57,139
D-Link Corp.                                                 25,000       43,902
First Financial Holding Co. Ltd.                             77,000       53,994
Hung Poo Real Estate Development Corp.                       36,000       35,744
MediaTek, Inc                                                 7,000       80,399
Powertech Technology, Inc                                    15,000       58,032
ProMOS Technologies, Inc                                    200,000       77,679
Taiwan Semiconductor Manufacturing Co. Ltd. ADR               5,400       58,050
Wistron Corp.                                                47,211       71,633
Yuanta Core Pacific Securities Co.                           80,000       55,614
                                                                      ----------
                                                                         779,778
                                                                      ----------
Thailand--1.2%
Electricity Generating Public Co., Ltd.                      12,200       37,073
Thai Airways International Public Company Ltd.               40,600       55,078
                                                                      ----------
                                                                          92,151
                                                                      ----------
Turkey--1.1%
Tupras-Turkiye Petrol Rafine AS                               3,750       83,633
                                                                      ----------
TOTAL EQUITIES (Cost $6,480,189)                                       7,608,841
                                                                      ----------
EXCHANGE TRADED FUNDS--2.9%
Ishares MSCI Emerging Markets Index (a) (b)                   2,000      232,580
                                                                      ----------
Total Exchange Traded Funds (Cost $228,229)

    The accompanying notes are an integral part of the financial statements.

                   Mellon Institutional Funds Investment Trust
              The Boston Company Emerging Markets Core Equity Fund

               Schedule of Investments--March 31, 2007 (Unaudited)
--------------------------------------------------------------------------------

                                                                                             Value
Security                                                                        Shares     (Note 1A)
----------------------------------------------------------------------------------------------------
INVESTMENT OF CASH COLLATERAL--3.0%
BlackRock Cash Strategies L.L.C (Cost $238,000)                                238,000    $  238,000
                                                                                          ----------
TOTAL UNAFFILIATED INVESTMENTS (Cost $6,946,418)                                           8,079,421
                                                                                          ----------

AFFILIATED INVESTMENTS--0.8%
Dreyfus Institutional Preferred Plus Money Market Fund (c) (Cost $58,114)       58,114        58,114
                                                                                          ----------

TOTAL INVESTMENTS--102.3% (Cost $7,004,532)                                                8,137,535
                                                                                          ----------

LIABILITIES IN EXCESS OF OTHER ASSETS--(2.3%)                                               (181,753)
                                                                                          ----------

NET ASSETS--100.0%                                                                        $7,955,782
                                                                                          ==========

Notes to Schedule of Investments:
ADR--American Depository Receipts
(a) Non-income producing security.
(b) Security, or a portion of thereof, was on loan at March 31, 2007.
(c) Affiliated institutional money market fund.

                                                Percentage of
     Economic Sector Allocation                  Net Assets
     --------------------------------------------------------
     Consumer Discretionary                          5.7%
     Consumer Staples                                5.5
     Energy                                         11.5
     Exchange trade fund                             2.9
     Financials                                     18.8
     Health Care                                     1.9
     Industrials                                     6.6
     Information Technology                         13.1
     Materials                                      17.9
     Telecommunication Services                     10.4
     Utilities                                       4.2
     Short-term and Other Assets                     1.5
                                                   -----
                                                   100.0%
                                                   =====

    The accompanying notes are an integral part of the financial statements.

                   Mellon Institutional Funds Investment Trust
              The Boston Company Emerging Markets Core Equity Fund

                       Statement of Assets and Liabilities
                           March 31, 2007 (Unaudited)
--------------------------------------------------------------------------------

Assets
  Investment in securities, at value (Note 1A) (including securities on loan, valued at $232,580 (Note 7)):
    Unaffiliated investments (cost $6,946,418)                                                 $8,079,421
    Affiliated investments (Note 1H) (cost $58,114)                                                58,114
  Foreign currency, at value (cost $76,380)                                                        76,521
  Receivable for investments sold                                                                  23,248
  Interest and dividends receivable                                                                16,848
  Receivable for fund shares sold                                                                   1,400
  Receivable from advisor                                                                             818
  Prepaid expenses                                                                                 16,089
                                                                                               ----------
     Total assets                                                                               8,272,459
Liabilities
  Collateral for securities on loan (Note 7)                                     $238,000
  Payable for investment purchased                                                 40,780
  Due to custodian                                                                  1,681
  Accrued accounting, custody, administration and transfer agent fees (Note 2)     16,627
  Accrued professional fees                                                        16,560
  Accrued shareholder reporting expenses (Note 2)                                     775
  Accrued trustees' fees (Note 2)                                                     934
  Other accrued expenses and liabilities                                            1,320
                                                                                 --------
  Total liabilities                                                                               316,677
                                                                                               ----------
Net Assets                                                                                     $7,955,782
                                                                                               ==========
Net Assets consist of:
  Paid-in capital                                                                              $6,510,141
  Accumulated net realized gain                                                                   308,237
  Undistributed net investment income                                                               4,059
  Net unrealized appreciation                                                                   1,133,345
                                                                                               ----------
Total Net Assets                                                                               $7,955,782
                                                                                               ==========
Shares of beneficial interest outstanding                                                         317,485
                                                                                               ==========
Net Asset Value, offering and redemption price per share
  (Net Assets/Shares outstanding)                                                              $    25.06
                                                                                               ==========

    The accompanying notes are an integral part of the financial statements.

                   Mellon Institutional Funds Investment Trust
              The Boston Company Emerging Markets Core Equity Fund

                             Statements of Operation
               For the Six Months Ended March 31, 2007 (Unaudited)
--------------------------------------------------------------------------------

Investment Income (Note 1B)
  Dividend income (net of foreign witholding taxes $5,836)                                            $   52,145
  Dividend income from affiliated investments (Note 1H)                                                    3,179
  Securities lending income (Note 7)                                                                         838
                                                                                                      ----------
    Total investment income                                                                               56,162
Expenses
  Investment advisory fee (Note 2)                                                     $  37,478
  Accounting, custody, administration and transfer agent fees (Note 2)                    50,158
  Professional fees                                                                       12,529
  Registration fees                                                                        8,947
  Trustees' fees and expenses (Note 2)                                                     1,298
  Miscellaneous expenses                                                                  12,587
                                                                                       ---------
    Total expenses                                                                       122,997
Deduct:
  Waiver of invesment advisory fee (Note 2)                                              (37,478)
  Reimbursement of Fund operating expenses (Note 2)                                      (36,115)
                                                                                       ---------
    Total expense deduction                                                              (73,593)
                                                                                       ---------
    Net Expenses                                                                                          49,404
                                                                                                      ----------
      Net investment income                                                                                6,758
                                                                                                      ----------
Realized and Unrealized Gain (Loss)
  Net realized gain (loss) on:
    Investments                                                                          368,102
    Foreign currency transactions and forward foreign currency exchange transactions      (4,524)
                                                                                       ---------
      Net realized gain (loss)                                                                           363,578
  Change in unrealized appreciation (depreciation) on:
    Investments                                                                          963,970
    Foreign currency translations                                                            385
                                                                                       ---------
      Change in net unrealized appreciation (depreciation)                                               964,355
                                                                                                      ----------
       Net realized and unrealized gain (loss) on investments                                          1,327,933
                                                                                                      ----------
Net Increase in Net Assets from Operations                                                            $1,334,691
                                                                                                      ==========

    The accompanying notes are an integral part of the financial statements.

                   Mellon Institutional Funds Investment Trust
              The Boston Company Emerging Markets Core Equity Fund

                       Statement of Changes in Net Assets
--------------------------------------------------------------------------------

                                                                                                              For the period
                                                                                             For the           July 10, 2006
                                                                                         Six Months Ended    (commencement of
                                                                                          March 31, 2007      operations) to
                                                                                           (Unaudited)      September 30, 2006
                                                                                         ----------------   ------------------
Increase (Decrease) in Net Assets:
From Operations
  Net investment income                                                                     $    6,758          $   15,955
  Net realized gain (loss)                                                                     363,578             (35,973)
  Change in net unrealized appreciation (depreciation)                                         964,355             168,990
                                                                                            ----------          ----------
  Net increase (decrease) in net assets from investment operations                           1,334,691             148,972
                                                                                            ----------          ----------
Distributions to Shareholders (Note 1C)
  From net investment income                                                                   (38,022)                 --
                                                                                            ----------          ----------
  Total distributions to shareholders                                                          (38,022)                 --
                                                                                            ----------          ----------
Fund Share Transactions (Note 4)
  Net proceeds from sale of shares                                                           1,127,098           5,544,154
  Value of shares issued to shareholders in reinvestment of distributions                       37,802                  --
  Cost of shares redeemed                                                                     (198,913)                 --
                                                                                            ----------          ----------
  Net increase (decrease) in net assets from Fund share transactions                           965,987           5,544,154
                                                                                            ----------          ----------
Total Increase (Decrease) in Net Assets                                                      2,262,656           5,693,126
Net Assets
  At beginning of period                                                                     5,693,126                  --
                                                                                            ----------          ----------
  At end of period (including net investment income of $4,059 and $35,323,  respectively)   $7,955,782          $5,693,126
                                                                                            ==========          ==========

    The accompanying notes are an integral part of the financial statements.

                   Mellon Institutional Funds Investment Trust
              The Boston Company Emerging Markets Core Equity Fund

                                Financial Highlights
--------------------------------------------------------------------------------

                                                                                                              For the period
                                                                                             For the           July 10, 2006
                                                                                         Six Months Ended    (commencement of
                                                                                          March 31, 2007      operations) to
                                                                                           (Unaudited)      September 30, 2006
                                                                                         ----------------   ------------------
Net Asset Value, Beginning of Period                                                          $20.55             $20.00
                                                                                              ------             ------
From Operations:
   Net investment income (loss)* (a)                                                            0.02               0.06
   Net realized and unrealized gains (loss) on investments                                      4.63               0.49
                                                                                              ------             ------
Total from operations                                                                           4.65               0.55
                                                                                              ------             ------
Less Distributions to Shareholders:
   From net investment income                                                                  (0.14)                --
                                                                                              ------             ------
Total distributions to shareholders                                                            (0.14)                --
                                                                                              ------             ------
Net Asset Value, End of Period                                                                $25.06             $20.55
                                                                                              ======             ======
Total Return (b)                                                                               22.65%              2.75%
Ratios/Supplemental data:
   Expenses (to average daily net assets)*                                                      1.45%(c)           1.45%(c)
   Net Investment Income (loss) (to average daily net assets)*                                  0.20%(c)           1.31%(c)
   Portfolio Turnover                                                                             51%(d)             31%(d)
   Net Assets, End of Period (000's omitted)                                                  $7,956             $5,693
----------------
*  For the period indicated, the investment advisor voluntarily agreed not to impose a portion of its investment advisory fee and/or reimbursed the Fund for all or a portion of its operating expenses. If this voluntary action had not been taken, the investment income (loss) per share and the ratios without waivers and reimbursements would have been:

   Net investment income (loss) per share (a)                                                 $(0.23)            $(0.27)
   Ratios (to average daily net assets):
   Expenses                                                                                     3.60%(c)           8.64%(c)
   Net investment income (loss)                                                                (1.96%)(c)         (5.88%)(c)

(a)  Calculated based on average shares outstanding.
(b) Total return would have been lower in the absence of expense waivers. Returns for periods of less than one year have not been annualized.
(c)  Calculated on an annualized basis.
(d)  Not annualized.

    The accompanying notes are an integral part of the financial statements.

                   Mellon Institutional Funds Investment Trust
              The Boston Company Emerging Markets Core Equity Fund

                    Notes to Financial Statements (Unaudited)
--------------------------------------------------------------------------------

(1)     Organization and Significant Accounting Policies:

        Mellon Institutional Funds Investment Trust (the "Trust") is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end, management investment company. The Boston Company Emerging Markets Core Equity Fund (the "Fund"), which commenced operation on July 10, 2006, is a separate diversified investment series of the Trust.

        The objective of the Fund is to achieve long-term growth of capital. The Fund seeks to achieve its objective by investing, under normal circumstances, at least 80% of net assets in equity securities of companies that are located in foreign countries represented in the Morgan Stanley Capital International Emerging Market (MSCI EM) Index. The Fund may also enter into equity index futures contracts based primarily on the indices of the countries included in the MSCI EM Index and Canada.

        The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

        A. Investment security valuations

        Fund shares are valued as of the close of regular trading (normally 4:00 p.m., Eastern Time) on each day that the New York Stock Exchange ("NYSE") is open. Securities are valued at the last sale prices on the exchange or national securities market on which they are primarily traded. Securities not listed on an exchange or national securities market, or securities for which there were no reported transactions, are valued at the last calculated mean price (average of last bid and last offer). Securities that are fixed income securities, other than short-term instruments with less than sixty days remaining to maturity, for which accurate market prices are readily available, are valued at their current market value on the basis of quotations, which may be furnished by a pricing service or dealers in such securities. Securities (including illiquid securities) for which quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Trustees. With respect to any portion of the Fund's assets that are invested in one or more open-end regulated investment companies ("RICs"), the Fund's net asset value ("NAV") will be calculated based upon the NAVs of such RICs.

        Non-exchange traded derivatives are normally valued on the basis of quotes obtained from brokers and dealers, including counterparties or pricing servicees.

        Because foreign markets may be open at different times than the NYSE, the value of the Fund's shares may change on days when shareholders are not able to buy or sell them. Many securities markets and exchanges outside the U.S. close prior to the close of the NYSE and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect the events that occur after such close but before the close of the NYSE.

        If market quotations are not readily available or do not accurately reflect fair value, or the value of a security has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), the Fund may value its assets by a method the Trustees believe accurately reflects the fair value. The Trustees have adopted fair value pricing procedures, which, among other things, require the Fund to fair value such securities if there has been a movement in the U.S. market that exceeds a specified threshold. Although the threshold may be revised by the Trustees from time to time and the number of days on which fair value prices will be used will depend on market activity, it is possible that fair value prices for foreign securities will be used by the Fund to a significant extent.

        Short-term instruments with less than sixty days remaining to maturity are valued at amortized cost, which approximates market value. If the Fund acquires a short-term instrument with more than sixty days remaining to its maturity, it is valued at current market value until the sixtieth day prior to maturity and will then be valued at amortized cost based upon the value on such date unless the Trustees determine during such sixty-day period that amortized cost does not represent fair value.

        B. Securities transactions and income

        Securities transactions are recorded as of the trade date. Interest income is determined on the basis of coupon interest earned, adjusted for accretion of discount or amortization of premium using the yield-to-maturity method on long-term debt securities and short-term securities with greater than sixty days to maturity. Dividend income is recorded on the ex-dividend date. Realized gains and losses from securities sold are recorded on the identified cost basis. Dividends representing a return of capital are reflected as a reduction of cost.

        The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments. Net realized gains and losses on foreign currency transactions represent gains and losses on disposition of foreign currencies and forward foreign currency exchange contracts, currency gains and losses realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid.

                   Mellon Institutional Funds Investment Trust
              The Boston Company Emerging Markets Core Equity Fund

                    Notes to Financial Statements (Unaudited)
--------------------------------------------------------------------------------

        C. Distributions to shareholders

        Distributions to shareholders are recorded on the ex-dividend date. The Fund's distributions from capital gains, if any, after reduction of capital losses will be declared and distributed at least annually. Dividends from net investment income and distributions from capital gains, if any, are reinvested in additional shares of the Fund unless the shareholder elects to receive them in cash.

        Income and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences, which may result in reclassifications, are primarily due to differing treatments for foreign currency transactions, losses deferred due to wash sales and post-October losses.

        Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications among undistributed net investment income (loss), accumulated net realized gain (loss) and paid in capital. Undistributed net investment income (loss) and accumulated net realized gain (loss) on investments may include temporary book and tax basis differences which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.

        Section 988 of the Internal Revenue Code provides that gains or losses on certain transactions attributable to fluctuations in foreign currency exchange rates must be treated as ordinary income or loss. For financial statement purposes, such amounts are included in net realized gains or losses.

        D. Expenses

        The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated among funds of the Trust taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

        E. Foreign currency transactions

        The Fund maintains its books and records in U.S. dollars. Investment security valuations and other assets and liabilities initially expressed in foreign currencies are converted into U.S. dollars based upon current currency exchange rates. Purchases and sales of foreign investment securities and income and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions.

        F. Foreign investment risk

        There are certain additional risks involved in investing in foreign securities that are not inherent in investments in domestic securities. These risks may involve adverse political and economic developments, including the possible imposition of capital controls or other foreign governmental laws or restrictions. In addition, the securities of some foreign companies and securities markets are less liquid and at times may be more volatile than securities of comparable U.S. companies and U.S. securities markets. The risks described above apply to an even greater extent to investments in emerging markets. The securities markets of emerging countries are generally smaller, less developed, less liquid, and more volatile than the securities markets of the U.S. and developed foreign markets.

        G. Commitments and contingencies

        In the normal course of business, the Fund may enter into contracts and agreements that contain a variety of representations and warranties, which provide general indemnifications. The maximum exposure to the Fund under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risks of loss to be remote.

        H. Affiliated issuers

        Affiliated issuers are investment companies advised by The Boston Company Asset Management, LLC ("TBCAM"), a wholly-owned subsidiary of Mellon Financial Corporation, or its affiliates.

        I. New Accounting Requirements

        In July 2006, the Financial Accounting Standards Board ("FASB") issued Interpretation No. 48 ("FIN 48"), "Accounting for Uncertainty in Income Taxes - an Interpretation of FASB Statement No. 109" (the "Interpretation"). The Interpretation establishes for all entities, including pass-through entities such as the Fund, a minimum threshold for financial statement recognition of the benefit of positions taken in filing tax returns (including

                   Mellon Institutional Funds Investment Trust
              The Boston Company Emerging Markets Core Equity Fund

                    Notes to Financial Statements (Unaudited)
--------------------------------------------------------------------------------

        whether an entity is taxable in a particular jurisdiction), and requires certain expanded tax disclosures. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. At this time, management is evaluating the implications of FIN 48 and its impact, if any, in the financial statements has not yet been determined.

        In addition, on September 20, 2006, FASB released Statement of Financial Accounting Standards No. 157 "Fair Value Measurements" ("FAS 157"). FAS 157 establishes an authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair-value measurements. The application of FAS 157 is required for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. At this time, management is evaluating the implications of FAS 157 and its impact, if any, in the financial statements has not yet been determined.

(2)     Investment Advisory Fee and Other Transactions With Affiliates:

        The investment advisory fee paid to TBCAM for overall investment advisory and administrative services, and general office facilities, is paid monthly at the annual rate of 1.10% of the Fund's average daily net assets. TBCAM voluntarily agreed to limit the Fund's total annual operating expenses (excluding brokerage commissions, taxes and extraordinary expenses) to 1.45% of the Fund's average daily net assets for the six months ended March 31, 2007. For the six months ended March 31, 2007, TBCAM voluntarily waived its investment advisory fee in the amount of $37,478 and reimbursed the Fund for $36,115 of its operating expenses. This arrangement is voluntary and temporary and may be discontinued or revised by TBCAM at any time.

        On December 4, 2006, Mellon Financial Corporation ("MFC") and The Bank of New York Company, Inc. ("BNY") announced that they had entered into a definitive agreement to merge. The new company will be called The Bank of New York Mellon Corporation. As part of this transaction, TBCAM would become an indirect wholly-owned subsidiary of The Bank of New York Mellon Corporation. The transaction is subject to certain regulatory approvals and the approval of BNY's and MFC's shareholders, as well as other customary conditions to closing. Subject to such approvals and the satisfaction of the other conditions, MFC and BNY expect the transaction to be completed in the third quarter of 2007.

        The Trust entered into an agreement with Dreyfus Transfer, Inc., a wholly-owned subsidiary of The Dreyfus Corporation, a wholly-owned subsidiary of Mellon Financial Corporation and an affiliate of TBCAM, to provide personnel and facilities to perform transfer agency and certain shareholder services for the Fund. For these services the Fund pays Dreyfus Transfer, Inc. a fixed fee plus per account and transaction based fees, as well as, out-of-pocket expenses. Pursuant to this agreement, the Fund was charged $2,828, for the six months ended March 31, 2007.

        The Trust entered into an agreement with Mellon Bank, N.A. ("Mellon Bank"), a wholly-owned subsidiary of Mellon Financial Corporation and an affiliate of TBCAM, to provide custody, administration and accounting services for the Fund. For these services the Fund pays Mellon Bank a fixed fee plus asset and transaction based fees, as well as out-of-pocket expenses. Pursuant to this agreement, the Fund was charged $47,330 for the six months ended March 31, 2007.

        The Trust also entered into an agreement with Mellon Bank, to perform certain securities lending activities and to act as the Fund's lending agent. Mellon Bank receives an agreed upon percentage of the net lending revenues. Pursuant to this agreement, Mellon Bank earned $354 for the six months ended March 31, 2007. See Note 7 for further details.

        The Trust reimburses Mellon Asset Management for a portion of the salary of the Trust's Chief Compliance Officer. For the six months ended March 31, 2007, the Fund was charged $1,413, which is included in miscellaneous expenses in the statement of operations. No other director, officer or employee of TBCAM or its affiliates receives any compensation from the Trust or the Fund for serving as an officer or Trustee of the Trust. The Fund pays each Trustee who is not a director, officer or employee of TBCAM or its affiliates an annual fee and a per meeting fee as well as reimbursement for travel and out-of-pocket expenses. In addition, the Trust pays the legal fees for the independent counsel of the Trustees.

        The Trust has contracted Mellon Investor Services LLC, a wholly owned subsidiary of Mellon Financial Corporation and an affiliate of TBCAM, to provide printing and fulfillment services for the Fund. Pursuant to this agreement, the Fund was charged $775, which is included in miscellaneous expenses in the statement of operations for the six months ended March 31, 2007.

        The Fund pays administrative service fees. These fees are paid to affiliated or unaffiliated retirement plans, omnibus accounts and platform administrators and other entities ("Plan Administrators") that provide record keeping and/or other administrative support services to accounts, retirement plans and their participants. As compensation for such services, the Fund may pay each Plan Administrator an administrative service fee in an amount of up to 0.15% (on an annualized basis) of the Fund's average daily net assets attributable to Fund shares that are held in accounts serviced by such Plan Administrator. The Fund's adviser or its affiliates may pay additional compensation from their own resources to Plan Administrators and other entities for administrative services, as well as in consideration of marketing or other distribution-related services. These payments may provide an incentive for these entities to actively promote the Fund or cooperate with the distributor's promotional efforts.

                   Mellon Institutional Funds Investment Trust
              The Boston Company Emerging Markets Core Equity Fund

                    Notes to Financial Statements (Unaudited)
--------------------------------------------------------------------------------

(3)     Purchases and Sales of Investments:

        Purchases and proceeds from sales of investments, other than short-term obligations, for the six months ended March 31, 2007 were as follows:

                                                 Purchases             Sales
                                                -----------          ----------
        Non-U.S. Government Securities          $ 4,359,233          $3,439,466
                                                ===========          ==========

(4)     Shares of Beneficial Interest:

        The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest having a par value of one cent per share. Transactions in Fund shares were as follows:

                                                                                                For the period
                                                                                                 July 10, 2006
                                                                                For the        (commencement of
                                                                           Six Months Ended      operations) to
                                                                            March 31, 2007     September 30, 2006
                                                                           ----------------    ------------------
        Shares sold                                                             47,693              277,002
        Shares issued to shareholders in reinvestment of distributions           1,599                   --
        Shares redeemed                                                         (8,809)                  --
                                                                                ------              -------
        Net increase (decrease)                                                 40,483              277,002
                                                                                ======              =======

        At March 31, 2007, one shareholder of record (MBC Investments Corp., a wholly-owned subsidiary of Mellon Financial Corporation and an affiliate of the Fund) held 79% of the total outstanding shares of the Fund. Investment activities of this shareholder could have a material impact on the Fund.

        The Fund imposes a redemption fee of 2% of the net asset value of the shares, with certain exceptions, which are redeemed or exchanged less than 30 days from the day of their purchase. The redemption fee is paid directly to the Fund, and is designed to offset brokerage commissions, market impact, and other costs associated with short-term trading in the Fund. The fee does not apply to shares that were acquired through reinvestment of distributions. For the six months ended March 31, 2007, the Fund did not assess any redemption fees.

(5)     Federal Taxes:

        Each year, the Fund intends to qualify as a "regulated investment company" under Subchapter M of the Code. As such and by complying with the applicable provisions of the Code regarding the sources of its income, the timely distributions of its income to its shareholders, and the diversification of its assets, the Fund will not be subject to U.S. federal income tax on its investment company taxable income and net capital gain which are distributed to shareholders.

        The cost and unrealized appreciation (depreciation) in value of the investment securities owned at March 31, 2007, as computed on a federal income tax basis, were as follows:

        Cost for federal income tax purposes                      $7,004,532
                                                                  ----------
        Gross unrealized appreciation                              1,253,696
        Gross unrealized depreciation                               (120,693)
                                                                  ----------
        Net unrealized appreciation (depreciation)                $1,133,003
                                                                  ==========

                   Mellon Institutional Funds Investment Trust
              The Boston Company Emerging Markets Core Equity Fund

                    Notes to Financial Statements (Unaudited)
--------------------------------------------------------------------------------

(6)     Financial Instruments:

        In general, the following instruments are used for hedging purposes as described below. However, these instruments may also be used to seek to enhance potential gain in circumstances where hedging is not involved.

        The Fund may trade the following financial instruments with off-balance sheet risk:

        Forward Currency Exchange Contracts

        The Fund may enter into forward foreign currency and cross currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar and other foreign currencies. The forward foreign currency and cross currency exchange contracts are marked to market using the forward foreign currency rate of the underlying currency and any appreciation or depreciation are recorded for financial statement purposes as unrealized until the contract settlement date or upon the closing of the contract. Forward currency exchange contracts are used by the Fund primarily to protect the value of the Fund's foreign securities from adverse currency movements. Unrealized appreciation and depreciation of forward currency exchange contracts is included in the Statement of Assets and Liabilities.

        At March 31, 2007, the Fund did not hold foreign currency exchange contracts.

(7)     Security Lending:

        The Fund may lend its securities to financial institutions which the Fund deems to be creditworthy. The loans are collateralized at all times with cash or securities with a market value at least equal to the market value of the securities on loan. The market value of securities loaned is determined daily and any additional required collateral is allocated to the Fund on the next business day. For the duration of a loan, the Fund receives the equivalent of the interest or dividends paid by the issuer on the securities loaned and also receives compensation from the investment of the collateral. As with other extensions of credit, the Fund bears the risk of delay in recovery or even loss of rights in its securities on loan should the borrower of the securities fail financially or default on its obligations to the Fund. In the event of borrower default, the Fund generally has the right to use the collateral to offset losses incurred. The Fund may incur a loss in the event it was delayed or prevented from exercising its rights to dispose of the collateral. The Fund also bears the risk in the event that the interest and/or dividends received on invested collateral is not sufficient to meet the Fund's obligations due on the loans.

        The Fund loaned securities during the six months ended March 31, 2007 and earned interest on the invested collateral of $2,554 of which $1,716 was rebated to borrowers or paid in fees. At March 31, 2007, the Fund had securities valued at $232,580 on loan. See Schedule of Investments for further detail on the security positions on loan and collateral held.

(8)     Line of Credit

        The Fund, and other funds in the Trust and subtrusts in Mellon Institutional Funds Master Portfolio (the "Portfolio Trust") are parties to a committed line of credit facility, which enables each fund/portfolio to borrow, in the aggregate, up to $35 million. Interest is charged to each participating fund/portfolio based on its borrowings at a rate equal to the Federal Funds effective rate plus 1/2 of 1%. In addition, a facility fee, computed at an annual rate of 0.060 of 1% on the committed amount, is allocated ratably among the participating funds/portfolios at the end of each quarter. Each fund/portfolio also pays an annual renewal fee, computed at a rate of 0.020 of 1% of the committed amount and allocated ratably to the participating funds/portfolios. For the six months ended March 31, 2007, the expense allocated to the Fund was $111. The facility fee and interest expense are included in miscellaneous expenses on the statement of operations.

        For the six months ended March 31, 2007, the Fund had average borrowings outstanding of $47,750 for a total of four days and incurred $31 of interest expense. At March 31, 2007 the Fund had no borrowings outstanding.

Trustees and Officers (Unaudited)

The following table lists the Trust's trustees and officers; their address and date of birth; their position with the Trust; the length of time holding that position with the Trust; their principal occupation(s) during the past five years; the number of portfolios in the fund complex they oversee; other directorships they hold in companies subject to registration or reporting requirements of the Securities Exchange Act of 1934 (generally called "public companies") or in registered investment companies; and total remuneration paid as of the period ended March 31, 2007. The Trust's Statement of Additional Information includes additional information about the Trust's trustees and is available, without charge, upon request by writing Mellon Institutional Funds at P.O. Box 8585, Boston, MA 02266-8585 or calling toll free 1-800-221-4795.

Independent Trustees

                                                                                       Number of                    Trustee
                                                            Principal                  Portfolios in Other          Remuneration
Name (Age)                                  Term of Office  Occupation(s)              Fund Complex  Directorships  (period ended
Address, and                Position(s)     and Length of   During Past                Overseen by   Held by        March 31,
Date of Birth               Held with Trust Time Served     5 Years                    Trustee       Trustee        2007)
----------------------------------------------------------------------------------------------------------------------------------
Samuel C. Fleming (66)       Trustee        Trustee since   Chairman Emeritus,         30            None           Fund: $259
c/o Decision Resources, Inc.                11/3/1986       Decision Resources, Inc.
61 Meadowbrook Road                                         ("DRI") (biotechnology
Weston, MA 02493                                            research and consulting
9/30/40                                                     firm); formerly Chairman
                                                            of the Board and Chief
                                                            Executive Officer, DRI

Benjamin M. Friedman (62)    Trustee        Trustee since   William Joseph Maier,      30            None           Fund: $259
c/o Harvard University                      9/13/1989       Professor of Political
Littauer Center 127                                         Economy, Harvard
Cambridge, MA 02138                                         University
8/5/44

John H. Hewitt (72)          Trustee        Trustee since   Trustee, Mertens           30            None           Fund: $259
P.O. Box 2333                               11/3/1986       House, Inc. (hospice)
New London, NH 03257
4/11/35

Caleb Loring III (63)        Trustee        Trustee since   Trustee, Essex Street      30            None           Fund: $262
c/o Essex Street Associates                 11/3/1986       Associates (family
P.O. Box 5600                                               investment trust office)
Beverly, MA 01915
11/14/43

Interested Trustees

Patrick J. Sheppard (41)     Trustee,       Since 2003      President and Chief        30            None           $0
The Boston Company           President                      Operating Officer of
Asset Management, LLC        and Chief                      The Boston Company
One Boston Place             Executive                      Asset Management, LLC;
Boston, MA 02108             Officer                        formerly Senior Vice
7/24/65                                                     President and Chief
                                                            Operating Officer,
                                                            Mellon Asset Management
                                                            ("MAM") and Vice
                                                            President and Chief
                                                            Financial Officer, MAM

Principal Officers who are Not Trustees

Name (Age)                                           Term of Office
Address, and                   Position(s)           and Length of         Principal Occupation(s)
Date of Birth                  Held with Trust       Time Served           During Past 5 Years
-----------------------------------------------------------------------------------------------------------------------------------
Barbara A. McCann (46)         Vice President        Since 2003            Senior Vice President and Head of Operations,
Mellon Asset Management        and Secretary                               Mellon Asset Management ("MAM"); formerly First
One Boston Place                                                           Vice President, MAM and Mellon Global Investments
Boston, MA 02108
2/20/61

Steven M. Anderson (41)        Vice President        Vice President        Vice President and Mutual Funds Controller,
Mellon Asset Management        and Treasurer         since 1999;           Mellon Asset Management; formerly Assistant Vice
One Boston Place                                     Treasurer             President and Mutual Funds Controller, Standish
Boston, MA 02108                                     since 2002            Mellon Asset Management Company, LLC
7/14/65

Denise B. Kneeland (55)        Assistant Vice        Since 1996            First Vice President and Manager, Mutual Funds
Mellon Asset Management        President                                   Operations, Mellon Asset Management; formerly Vice
One Boston Place                                                           President and Manager, Mutual Fund Operations,
Boston, MA 02108                                                           Standish Mellon Asset Management Company, LLC
8/19/51

Mary T. Lomasney (50)          Chief                 Since 2005            First Vice President, Mellon Asset Management and
Mellon Asset Management        Compliance                                  Chief Compliance Officer, Mellon Funds Distributor, L.P.
One Boston Place               Officer                                     and Mellon Optima L/S Strategy Fund, LLC; formerly
Boston, MA 02108                                                           Director, Blackrock, Inc., Senior Vice President,
4/8/57                                                                     State Street Research & Management Company
                                                                           ("SSRM"), and Vice President, SSRM

                     [LOGO] Mellon
                            --------------------------
                            Mellon Institutional Funds

                            One Boston Place
                            Boston, MA 02108-4408
                            800.221.4795
                            www.melloninstitutionalfunds.com





                                                                      6914SA0307

                                            [GRAPHIC] Mellon
                                                      --------------------------
                                                      Mellon Institutional Funds




Semiannual Report                  The Boston Company
                                   International Core Equity Fund
--------------------------------------------------------------------------------
March 31, 2007 (Unaudited)

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

Any information in this shareholder report regarding market or economic trends or the factors influencing the Fund's historical or future performance are statements of the opinion of Fund management as of the date of this report. These statements should not be relied upon for any other purposes. Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. The Fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington D.C. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of the Fund's portfolio holdings, view the most recent quarterly holdings report, semi-annual report or annual report on the Fund's web site at http://www.melloninstitutionalfunds.com.

To view the Fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30 visit http://www.melloninstitutionalfunds.com or the SEC's web site at http://www.sec.gov. You may also call 1-800-221-4795 to request a free copy of the proxy voting guidelines.

                  Mellon Institutional Funds Investment Trust
                The Boston Company International Core Equity Fund

                     Shareholder Expense Example (Unaudited)
--------------------------------------------------------------------------------

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 1, 2006 to March 31, 2007).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000.00=8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                                                                   Expenses Paid
                                               Beginning                    Ending                 During Period+
                                             Account Value              Account Value             October 1, 2006
                                            October 1, 2006             March 31, 2007           to March 31, 2007
------------------------------------------------------------------------------------------------------------------
Actual                                         $1,000.00                   $1,154.40                    $4.19
Hypothetical (5% return
  per year before expenses)                    $1,000.00                   $1,021.04                    $3.93

-----------
+ Expenses are equal to the Fund's annualized expense ratio of 0.78%, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period). The example reflects the combined expenses of the Fund and the master portfolio in which it invests all its assets.

                   Mellon Institutional Funds Investment Trust
                The Boston Company International Core Equity Fund

             Portfolio Information as of March 31, 2007 (Unaudited)
--------------------------------------------------------------------------------

The Boston Company International Core Equity Fund invests all of its investable assets in an interest of The Boston Company International Core Equity Portfolio (See Note 1 of the Fund's Notes to Financial Statements). The Portfolio is actively managed. Current holdings may be different than those presented below.

                                                                                                                 Percentage of
Top Ten Holdings*                                     Country                                   Sector            Investments
------------------------------------------------------------------------------------------------------------------------------
Societe Generale                                       France                               Financials                1.9%
Toyota Motor Corp.                                      Japan                   Consumer Discretionary                1.8
Royal Dutch Shell PLC                          United Kingdom                                   Energy                1.7
ING Groep NV CVA                                  Netherlands                               Financials                1.7
HBOS PLC                                       United Kingdom                               Financials                1.6
Royal Bank of Scotland Group PLC               United Kingdom                               Financials                1.6
International Power PLC                        United Kingdom                                Utilities                1.4
InBev NV                                              Belgium                         Consumer Staples                1.4
Vivendi SA                                             France                   Consumer Discretionary                1.4
Roche Holding AG                                   Switerland                              Health Care                1.4
                                                                                                                     ----
                                                                                                                     15.9%

* Excludes short-term securities and investment of cash collateral.

                                                           Percentage of
Geographic Region Allocation*                               Investments
------------------------------------------------------------------------
Europe ex U.K.                                                  49.6%
U.K.                                                            21.3
Asia ex Japan                                                    8.0
Japan                                                           21.1
                                                               -----
                                                               100.0%

* Excludes short-term securities and cash collateral investments.

                   Mellon Institutional Funds Investment Trust
                The Boston Company International Core Equity Fund

                       Statement of Assets and Liabilities
                           March 31, 2007 (Unaudited)
--------------------------------------------------------------------------------

Assets
  Investment in The Boston Company International
    Core Equity Portfolio ("Portfolio"), at value (Note 1A)                                   $2,705,540,497
  Receivable for Fund shares sold                                                                  1,791,713
  Prepaid expenses                                                                                    73,451
                                                                                              --------------
    Total assets                                                                               2,707,405,661
Liabilities
  Payable for Fund shares redeemed                                       $39,759
  Accrued administrative service fees (Note 2)                           169,942
  Accrued professional fees                                               20,181
  Accrued transfer agent fees (Note 2)                                    19,383
  Accrued shareholder reporting fees (Note 2)                              8,000
  Accrued registration fee                                                 5,897
  Accrued trustees' fees (Note 2)                                            498
  Accrued chief compliance officer fee (Note 2)                              420
  Other accrued expenses and liabilities                                     782
                                                                  --------------
    Total liabilities                                                                                264,862
                                                                                              --------------
Net Assets                                                                                    $2,707,140,799
                                                                                              ==============
Net Assets consist of:
  Paid-in capital                                                                             $2,217,219,214
  Accumulated net realized gain                                                                   64,112,756
  Undistributed net investment income                                                             10,095,406
  Net unrealized appreciation                                                                    415,713,423
                                                                                              --------------
Total Net Assets                                                                              $2,707,140,799
                                                                                              ==============
Shares of beneficial interest outstanding                                                         61,729,430
                                                                                              ==============
Net Asset Value, offering and redemption price per share
  (Net Assets/Shares outstanding)                                                                     $43.85
                                                                                              ==============


    The accompanying notes are an integral part of the financial statements.

                   Mellon Institutional Funds Investment Trust
                The Boston Company International Core Equity Fund

                             Statement of Operations
               For the Six Months Ended March 31, 2007 (Unaudited)
--------------------------------------------------------------------------------

Investment Income (Note 1B)
  Dividend income allocated from Portfolio (net foreign witholding taxes $1,776,398)                                   $ 21,504,623
  Interest and securities lending income allocated from Portfolio                                                           285,335
  Expenses allocated from Portfolio                                                                                      (8,709,348)
                                                                                                                       ------------
    Net investment income allocated from Portfolio                                                                       13,080,610
Expenses
  Administrative service fees (Note 2)                                                              $319,462
  Registration fees                                                                                  189,172
  Transfer agent fees (Note 2)                                                                        44,547
  Professional fees                                                                                   40,684
  Shareholder reporting expense (Note 2)                                                              26,750
  Insurance expense                                                                                    2,156
  Chief compliance officer expense (Note 2)                                                            2,121
  Trustees' fees (Note 2)                                                                                997
  Miscellaneous expenses                                                                              47,463
                                                                                              --------------
    Total expenses                                                                                                          673,352
                                                                                                                       ------------
      Net investment income                                                                                              12,407,258
                                                                                                                       ------------
Realized and Unrealized Gain (Loss)
  Net realized gain (loss) allocated from Portfolio on:
    Investment securities, futures transactions, foreign currency
      exchange transactions and foreign currency transactions                                                            79,244,104
  Change in unrealized appreciation (depreciation) allocated from Portfolio on:
    Investments securities, futures contracts, foreign currency
      exchange translations and foreign currency contracts                                                              245,334,494
                                                                                                                       ------------
  Net realized and unrealized gain (loss)                                                                               324,578,598
                                                                                                                       ------------
Net Increase in Net Assets from Operations                                                                             $336,985,856
                                                                                                                       ------------


    The accompanying notes are an integral part of the financial statements.

                   Mellon Institutional Funds Investment Trust
                The Boston Company International Core Equity Fund

                       Statements of Changes in Net Assets
--------------------------------------------------------------------------------

                                                                                    For the
                                                                                Six Months Ended                  For the
                                                                                 March 31, 2007                 Year Ended
                                                                                   (Unaudited)               September 30, 2006
                                                                                ----------------             ------------------
Increase (Decrease) in Net Assets:

From Operations
  Net investment income (loss)                                                  $    12,407,258                $    21,200,780
  Net realized gain (loss)                                                           79,244,104                     38,731,387
  Change in net unrealized appreciation (depreciation)                              245,334,494                    123,661,754
                                                                                ---------------                ---------------
  Net increase (decrease) in net assets from investment operations                  336,985,856                    183,593,921
                                                                                ---------------                ---------------
Distributions to Shareholders (Note 1C)
  From net investment income                                                         (8,492,019)                   (15,633,628)
  From ner realized gains on investments                                            (55,518,833)                   (17,704,234)
                                                                                ---------------                ---------------
  Total distributions to shareholders                                               (64,010,852)                   (33,337,862)

                                                                                ---------------                ---------------
Fund Share Transactions (Note 4)
  Net proceeds from sale of shares                                                  500,401,735                  1,655,730,693
  Value of shares issued in reinvestment of distributions                            35,427,127                     16,673,962
  Cost of shares redeemed                                                          (116,750,980)                   (94,637,359)
                                                                                ---------------                ---------------
  Net increase (decrease) in net assets from Fund share transactions                419,077,882                  1,577,767,296
                                                                                ---------------                ---------------
Total Increase (Decrease) in Net Assets                                             692,052,886                  1,728,023,355

Net Assets
  At beginning of period                                                          2,015,087,913                    287,064,558
                                                                                ---------------                ---------------
  At end of period (including undistributed net
    investment income of $10,095,406 and $6,180,167, respectively)              $ 2,707,140,799                $ 2,015,087,913
                                                                                ===============                ===============


    The accompanying notes are an integral part of the financial statements.

                   Mellon Institutional Funds Investment Trust
                The Boston Company International Core Equity Fund

                              Financial Highlights
--------------------------------------------------------------------------------

                                                           For the
                                                       Six Months Ended                 Year Ended September 30,
                                                        March 31, 2007  -------------------------------------------------------
                                                         (Unaudited)       2006         2005      2004       2003        2002
                                                       ---------------- ----------   --------   --------   -------      -------
Net Asset Value, Beginning of Period                    $    39.01      $    34.34   $  27.03   $  21.62   $ 17.10      $ 18.53
                                                        ----------      ----------   --------   --------   -------      -------
From Investment Operations:
  Net investment income (loss)* (a)                           0.22            0.71       0.50       0.31      0.23         0.25
  Net realized and unrealized gain (loss) on investments      5.75            5.59       7.73       5.49      4.55        (1.48)
                                                        ----------      ----------   --------   --------   -------      -------
Total from operations                                         5.97            6.30       8.23       5.80      4.78        (1.23)
                                                        ----------      ----------   --------   --------   -------      -------
Less Distributions to Shareholders:
  From net investment income                                 (0.15)          (0.40)     (0.39)     (0.39)    (0.26)       (0.20)
  From net realized gains on investments                     (0.98)          (1.23)     (0.53)        --        --           --
                                                        ----------      ----------   --------   --------   -------      -------
Total distributions to shareholders                          (1.13)          (1.63)     (0.92)     (0.39)    (0.26)       (0.20)
                                                        ----------      ----------   --------   --------   -------      -------
Net Asset Value, End of Period                          $    43.85      $    39.01   $  34.34   $  27.03   $ 21.62      $ 17.10
                                                        ==========      ==========   ========   ========   =======      =======
Total Return                                                 15.44%(f)       19.01%     31.06%     27.04%    28.23%(b)    (6.77%)(b)
Ratios/Supplemental data:
  Expenses (to average daily net assets)* (c)                 0.78%(d)        0.88%      1.01%      1.12%     1.16%        1.00%
  Net Investment Income (to average daily net assets)*        1.03%(d)        1.91%      1.59%      1.22%     1.21%        1.29%
  Portfolio Turnover                                           N/A             N/A        N/A        N/A        17%(e)       87%(e)
  Net Assets, End of Period (000's omitted)             $2,707,141      $2,015,088   $287,065   $124,675   $77,727      $51,087

---------
*    The investment advisor voluntarily agreed not to impose a portion of its investment advisory fee and/or reimbursed the Fund for all or a portion of its operating expenses. If this voluntary action had not been taken, the investment income per share and the ratios without waivers and reimbursement would have been:

Net investment income per share (a)                            N/A           N/A          N/A        N/A   $  0.19       $  0.18
Ratios (to average daily net assets):
Expenses (c)                                                   N/A           N/A          N/A        N/A      1.34%         1.33%
Net investment income                                          N/A           N/A          N/A        N/A      1.03%         0.96%

(a)  Calculated based on average shares outstanding.
(b)  Total return would have been lower in the absence of expense waivers.
(c)  Includes the Fund's share of the Portfolio's allocated expenses.
(d)  Calculated on an annualized basis.
(e) Portfolio turnover represents activity while the Fund was investing directly in securities until January 27, 2003. The portfolio turnover ratio for the period since the Fund transferred substantially all of its investable assets to the Portfolio is shown in the Portfolio's financial statements which are included elsewhere in this report.
(f)  Not annualized.


    The accompanying notes are an integral part of the financial statements.

                   Mellon Institutional Funds Investment Trust
                The Boston Company International Core Equity Fund

                    Notes to Financial Statements (Unaudited)
--------------------------------------------------------------------------------

(1)  Organization and Significant Accounting Policies:

     Mellon Institutional Funds Investment Trust (the "Trust") is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Boston Company International Core Equity Fund (the "Fund") is a separate diversified investment series of the Trust.

     The object of the Fund is to achieve long-term growth of capital. The Fund invests all of its investable assets in an interest of The Boston Company International Core Equity Portfolio (the "Portfolio"), a subtrust of Mellon Institutional Funds Master Portfolio (the "Portfolio Trust"), which is organized as a New York trust, and has the same investment objective as the Fund. The Portfolio seeks to achieve its objective by investing, under normal circumstances, at least 80% of net assets in equity securities of companies represented in the MSCI Europe, Australia, Far East (EAFE) Index and Canada. The value of the Fund's investment in the Portfolio reflects the Fund's proportionate interest in the net assets of the Portfolio. As of March 31, 2007 the Fund owned 89% of the Portfolio's net assets. The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio are included elsewhere in this report and should be read in conjunction with the Fund's financial statements.

     The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

     A.   Investment security valuations

     Fund shares are valued as of the close of regular trading (normally 4:00 p.m., Eastern Time) on each day that the New York Stock Exchange ("NYSE") is open. The Fund records its investments in the Portfolio at value. The Portfolio values its securities at value as discussed in Note 1A of the Portfolio's Notes to Financial Statements, which are included elsewhere in this report.

     B.   Securities transactions and income

     The Fund's investment in the Portfolio is recorded on settlement date. The Portfolio's securities transactions are recorded as of the trade date as discussed in Note 1B of the Portfolio's Notes to Financial Statements, which are included elsewhere in this report. Currently, the Fund's net investment income consists of the Fund's pro rata share of the net investment income of the Portfolio, less all expenses of the Fund determined in accordance with accounting principles generally accepted in the United States of America. All realized and unrealized gains and losses of the Fund represent pro rata shares of gains and losses of the Portfolio.

     C.   Distributions to shareholders

     Distributions to shareholders are recorded on the ex-dividend date. The Fund's distributions from capital gains, if any, after reduction of capital losses are declared and distributed at least annually. In determining the amounts of its dividends, the Fund will take into account its share of the income, gains or losses, expenses, and any other tax items of the Portfolio. Dividends from net investment income and distributions from capital gains, if any, are reinvested in additional shares of the Fund unless a shareholder elects to receive them in cash.

     Income and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences which may result in reclassifications, are primarily due to differing treatments for foreign currency transactions and losses deferred due to wash sales.

     Permanent book and tax basis differences relating to shareholder distributions result in reclassifications among undistributed net investment income(loss), accumulated net realized gain (loss) and paid in capital. Undistributed net investment income (loss) and accumulated net realized gain (loss) on investments may include temporary book and tax basis differences which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.

     Section 988 of the Internal Revenue Code provides that gains or losses on certain transactions attributable to fluctuations in foreign currency exchange rates must be treated as ordinary income or loss. For financial statement purposes, such amounts are included in net realized gains or losses.

     D.   Expenses

     The majority of expenses of the Trust or Portfolio Trust are directly identifiable to an individual fund or portfolio. Expenses which are not readily identifiable to a specific fund or portfolio are allocated among funds of the Trust and/or portfolios of the Portfolio Trust taking into consideration, among other things, the nature and type of expense and the relative size of the funds or portfolios.

                   Mellon Institutional Funds Investment Trust
                The Boston Company International Core Equity Fund

                    Notes to Financial Statements (Unaudited)
--------------------------------------------------------------------------------

     E.   Commitments and contingencies

     In the normal course of business, the Fund may enter into contracts and agreements that contain a variety of representations and warranties, which provide general indemnifications. The maximum exposure to the Fund under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risks of loss to be remote.

     F.   New Accounting Requirements

     In July 2006, the Financial Accounting Standards Board ("FASB") issued Interpretation No. 48 ("FIN 48"), "Accounting for Uncertainty in Income Taxes - an Interpretation of FASB Statement No. 109" (the "Interpretation"). The Interpretation establishes for all entities, including pass-through entities such as the Portfolio, a minimum threshold for financial statement recognition of the benefit of positions taken in filing tax returns (including whether an entity is taxable in a particular jurisdiction), and requires certain expanded tax disclosures. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. At this time, management is evaluating the implications of FIN 48 and its impact, if any, in the financial statements has not yet been determined.

     In addition, on September 20, 2006, FASB released Statement of Financial Accounting Standards No. 157 "Fair Value Measurements" ("FAS 157"). FAS 157 establishes an authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair-value measurements. The application of FAS 157 is required for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. At this time, management is evaluating the implications of FAS 157 and its impact, if any, in the financial statements has not yet been determined.

(2)  Investment Advisory Fee and Other Transactions With Affiliates:

     The Fund does not directly pay any investment advisory fees, but indirectly bears its pro rata share of the compensation paid by the Portfolio to The Boston Company Asset Management, LLC ("TBCAM"), a wholly-owned subsidiary of Mellon Financial Corporation, for such services. See Note 2 of the Portfolio's Notes to Financial Statements, which are included elsewhere in this report.

     On December 4, 2006, Mellon Financial Corporation ("MFC") and The Bank of New York Company, Inc. ("BNY") announced that they had entered into a definitive agreement to merge. The new company will be called The Bank of New York Mellon Corporation. As part of this transaction, TBCAM would become an indirect wholly-owned subsidiary of The Bank of New York Mellon Corporation. The transaction is subject to certain regulatory approvals and the approval of BNY's and MFC's shareholders, as well as other customary conditions to closing. Subject to such approvals and the satisfaction of the other conditions, MFC and BNY expect the transaction to be completed in the third quarter of 2007.

     The Trust entered into an agreement with Dreyfus Transfer, Inc., a wholly-owned subsidiary of The Dreyfus Corporation, a wholly-owned subsidiary of Mellon Financial Corporation and an affiliate of TBCAM, to provide personnel and facilities to perform transfer agency and certain shareholder services for the Fund. For these services, the Fund pays Dreyfus Transfer, Inc. a fixed fee plus per account and transaction based fees, as well as out-of-pocket expenses. Pursuant to this agreement, the Fund was charged $44,547 for the six months ended March 31, 2007.

     The Trust reimburses Mellon Asset Management for a portion of the salary of the Trust's Chief Compliance Officer. For the six months ended March 31, 2007, the Fund was charged $2,121. No other director, officer or employee of TBCAM or its affiliates receives any compensation from the Trust or the Portfolio Trust for serving as an officer or Trustee of the Trust. The Fund pays each Trustee who is not a director, officer or employee of TBCAM or its affiliates an annual fee.

     The Trust has contracted Mellon Investor Services LLC, a wholly owned subsidiary of Mellon Financial Corporation and an affiliate of TBCAM, to provide printing and fulfillment services for the Fund. Pursuant to this agreement, the Fund was charged $8,000, which is included as miscellaneous expenses in the statement of operations, for the six months ended March 31, 2007.

     The Fund pays administrative service fees. These fees are paid to affiliated or unaffiliated retirement plans, omnibus accounts and platform administrators and other entities ("Plan Administrators") that provide record keeping and/or other administrative support services to accounts, retirement plans and their participants. As compensation for such services, the Fund may pay each Plan Administrator an administrative service fee in an amount of up to 0.15% (on an annualized basis) of the Fund's average daily net assets attributable to Fund shares that are held in accounts serviced by such Plan Administrator. The Fund's adviser or its affiliates may pay additional compensation from their own resources to Plan Administrators and other entities for administrative services, as well as in consideration of marketing or other distribution-related services. These payments may provide an incentive for these entities to actively promote the Fund or cooperate with the distributor's promotional efforts. For the six months ended March 31, 2007, the Fund was charged $74,977 for fees payable to Mellon Private Wealth Management.

                   Mellon Institutional Funds Investment Trust
                The Boston Company International Core Equity Fund

                    Notes to Financial Statements (Unaudited)
--------------------------------------------------------------------------------

(3)  Investment Transactions

     Increases and decreases in the Fund's investment in the Portfolio for the six months ended March 31, 2007 aggregated $549,448,606 and $182,221,859, respectively. The Fund receives a proportionate share of the Portfolio's income, expense and realized and unrealized gains and losses based on applicable tax allocation rules. Book/tax differences arise when changes in proportionate interest for funds investing in the Portfolio occur.

(4)  Shares of Beneficial Interest

     The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest having a par value of one cent per share. Transactions in Fund shares were as follows:

                                                           For the                      For the
                                                      Six Months Ended                 Year Ended
                                                       March 31, 2007              September 30, 2006
                                                      ----------------             ------------------
     Shares sold                                          12,009,648                    45,334,340
     Shares issued to shareholders
     in reinvestment of distributions                        843,302                       479,216
     Shares redeemed                                      (2,775,678)                   (2,520,245)
                                                          ----------                    ----------
     Net increase (decrease)                              10,077,272                    43,293,311
                                                          ==========                    ==========

     The Fund imposes a redemption fee of 2% of the net asset value of the shares, with certain exceptions, which are redeemed or exchanged less than 30 days from the day of their purchase. The redemption fee is paid directly to the Fund, and is designed to offset brokerage commissions, market impact, and other costs associated with short-term trading in the Fund. The fee does not apply to shares that are acquired through reinvestment of distributions. For the year ended March 31, 2007, the Fund received $18,771 in redemption fees and is reflected in the cost of shares redeemed.

(5)  Federal Taxes:

     Each year, the Fund intends to qualify as a "regulated investment company" under Subchapter M of the Code. As such and by complying with the applicable provisions of the Code regarding the sources of its income, the timely distributions of its income to its shareholders, and the diversification of its assets, the Fund will not be subject to U.S. federal income tax on its investment company taxable income and net capital gain which are distributed to shareholders.

     See the corresponding master portfolio for tax basis unrealized appreciation (depreciation) information.

                   Mellon Institutional Funds Master Portfolio
             The Boston Company International Core Equity Portfolio

               Schedule of Investments--March 31, 2007 (Unaudited)
--------------------------------------------------------------------------------

                                                                                                                      Value
Security                                                                                           Shares          (Note 1A)
----------------------------------------------------------------------------------------------------------------------------
UNAFFILIATED INVESTMENTS--98.1%

Common Equities--96.9%

Australia--5.3%
BHP Billiton Ltd.                                                                                 950,500    $    22,972,686
BlueScope Steel Ltd.                                                                            2,213,900         18,796,675
Coca-Cola Amatil Ltd.                                                                           1,342,800          9,554,935
Commonwealth Bank of Australia                                                                    725,500         29,484,491
Pacific Brands Ltd.                                                                             4,336,400         10,764,688
QBE Insurance Group Ltd.                                                                        1,377,900         35,140,920
Telstra Corp. Ltd.                                                                              5,001,800         18,847,163
Woolworths Ltd.                                                                                   692,500         15,225,190
                                                                                                             ---------------
                                                                                                                 160,786,748
                                                                                                             ---------------
Austria--1.0%
Boehler-Uddeholm                                                                                  215,500         20,723,170
Voestalpine AG                                                                                    143,000         10,370,800
                                                                                                             ---------------
                                                                                                                  31,093,970
                                                                                                             ---------------
Belgium--2.5%
Delhaize Group                                                                                    104,510          9,604,744
InBev NV                                                                                          599,300         43,262,976
KBC Groupe                                                                                        259,800         32,308,135
                                                                                                             ---------------
                                                                                                                  85,175,855
                                                                                                             ---------------
Denmark--1.5%
Carlsberg AS                                                                                      188,900         20,562,803
Danske Bank AS                                                                                    579,500         26,968,231
                                                                                                             ---------------
                                                                                                                  47,531,034
                                                                                                             ---------------
Finland--2.3%
KCI Konecranes Oyj                                                                                417,700         14,002,791
Metso Corp.                                                                                       285,600         15,086,243
Neste Oil Oyj                                                                                     286,300          9,865,463
Nokia Oyj                                                                                         586,900         13,505,971
Rautaruukki Oyj                                                                                   367,800         17,139,143
                                                                                                             ---------------
                                                                                                                  69,599,611
                                                                                                             ---------------
France--10.4%
Air France-KLM                                                                                    277,300         12,647,858
BNP Paribas                                                                                       398,400         41,605,137
Bouygues SA (a)                                                                                   315,270         24,359,166
Cap Gemini SA                                                                                     269,250         20,494,191
Compagnie Generale de Geophysique SA (b)                                                           47,970         10,058,791
Lafarge SA                                                                                         60,760          9,550,668
Sanofi-Synthelabo SA                                                                              216,700         18,841,536
Societe Generale                                                                                  339,000         58,574,648
Suez SA                                                                                           293,300         15,465,559
Total SA (a)                                                                                      452,820         31,721,046


    The accompanying notes are an integral part of the financial statements.

                   Mellon Institutional Funds Master Portfolio
             The Boston Company International Core Equity Portfolio

               Schedule of Investments--March 31, 2007 (Unaudited)
--------------------------------------------------------------------------------

                                                                                                                       Value
Security                                                                                           Shares          (Note 1A)
----------------------------------------------------------------------------------------------------------------------------
France (continued)
Vinci SA                                                                                          185,700    $    28,775,387
Vivendi SA                                                                                      1,058,100         42,989,494
                                                                                                             ---------------
                                                                                                                 315,083,4810
                                                                                                             ---------------
Germany--6.9%
Basf AG                                                                                            99,900         11,245,180
Bayerische Motoren Werke AG                                                                       245,400         14,476,993
Beiersdorf AG                                                                                     159,800         10,895,544
Deutsche Bank AG                                                                                  259,300         34,923,018
E On AG                                                                                           223,800         30,422,783
Man AG                                                                                            184,800         21,497,924
Merck KGaA                                                                                        121,800         15,701,495
MTU Aero Engines Holding AG                                                                       188,100         11,252,429
Porsche AG                                                                                         13,221         20,195,947
Siemens AG                                                                                        123,560         13,205,439
Thyssenkrupp AG                                                                                   518,100         25,630,730
                                                                                                             ---------------
                                                                                                                 209,447,482
                                                                                                             ---------------
Greece--0.4%
Coca-Cola Hellenic Bottling Co. SA                                                                281,100         11,826,271
                                                                                                             ---------------
Hong Kong--1.3%
China Mobile Ltd.                                                                               3,539,100         32,183,519
The Wharf(Holdings) Ltd.                                                                        2,478,400          9,199,114
                                                                                                             ---------------
                                                                                                                  41,382,633
                                                                                                             ---------------
Ireland--1.6%
Allied Irish Banks PLC (AIB)                                                                      815,200         24,170,941
CRH PLC                                                                                           549,300         23,476,643
                                                                                                             ---------------
                                                                                                                  47,647,584
                                                                                                             ---------------
Italy--2.2%
Banca Popolare di Milano Scarl (BPM)                                                              544,000          8,420,905
Enel Spa                                                                                        2,109,500         22,567,760
Eni Spa                                                                                         1,066,100         34,685,794
                                                                                                             ---------------
                                                                                                                  65,674,459
                                                                                                             ---------------
Japan--20.7%
Canon, Inc                                                                                        749,950         40,288,411
Daiichi Sankyo Co., Ltd.                                                                          333,300         10,211,432
Mitsubishi UFJ Lease & Finance Co., Ltd.                                                          214,860         10,740,265
Honda Motor Co., Ltd.                                                                           1,175,300         40,995,358
Ibiden Co., Ltd.                                                                                  200,300         10,386,430
Kenedix, Inc                                                                                        1,894          9,676,551
Komatsu Ltd.                                                                                    1,418,600         29,857,659
Makita Corp.                                                                                      518,800         19,240,906
Meiji Dairies Corp.                                                                             1,108,871          8,704,962
Mitsubishi Corp.                                                                                  619,900         14,388,751


    The accompanying notes are an integral part of the financial statements.

                   Mellon Institutional Funds Master Portfolio
             The Boston Company International Core Equity Portfolio

               Schedule of Investments--March 31, 2007 (Unaudited)
--------------------------------------------------------------------------------

                                                                                                                       Value
Security                                                                                           Shares          (Note 1A)
----------------------------------------------------------------------------------------------------------------------------
Japan (continued)
Mitsubishi Electric Corp.                                                                       2,351,000    $    24,222,303
Mitsubishi Gas Chemical Co., Inc                                                                2,071,200         19,862,989
Mitsui & Co., Ltd.                                                                              1,311,000         24,477,637
Mitsui OSK Lines., Ltd.                                                                         1,512,000         16,784,316
Nichirei Corp.                                                                                  1,491,000          8,718,484
Nikon Corp.                                                                                       796,000         16,787,406
Nippon Suisan Kaisha Ltd.                                                                       2,232,600         14,608,628
NTT Corp.                                                                                           4,565         24,136,425
Olympus Corp.                                                                                     264,000          9,029,279
Orix Corp.                                                                                        117,120         30,515,013
Sony Corp.                                                                                        240,300         12,215,879
Sumco Corp.                                                                                       651,500         27,092,846
Sumitomo Metal Industries, Ltd.                                                                 5,018,000         25,935,348
Sumitomo Trust & Banking Co., Ltd.                                                              3,412,000         35,588,118
Takeda Chemical Industries                                                                        501,800         32,919,579
TDK Corp.                                                                                         127,700         11,076,076
Tokyo Electric Power Co.                                                                          674,600         23,072,545
Tokyo Electron Ltd.                                                                               214,400         14,993,261
Tokyo Tatemono Co.                                                                                634,000          9,566,766
Toyota Motor Corp.                                                                                825,300         52,881,397
                                                                                                             ---------------
                                                                                                                 628,975,020
                                                                                                             ---------------
Netherlands--3.1%
ASM Lithography Holding NV (b)                                                                    647,800         15,997,579
DSM NV                                                                                            382,500         17,134,479
Fugro NV                                                                                          188,200          9,551,677
Ing Groep NV CVA                                                                                1,216,500         51,423,572
                                                                                                             ---------------
                                                                                                                  94,107,307
                                                                                                             ---------------
Norway--1.6%
DNB NOR ASA                                                                                     1,170,500         16,529,057
Orkla ASA                                                                                         331,500         23,378,882
Telenor ASA                                                                                       428,800          7,621,982
                                                                                                             ---------------
                                                                                                                  47,529,921
                                                                                                             ---------------
Singapore--1.1%
Chartered Semiconductor Manufacturing Ltd.                                                      0,625,500         10,160,231
DBS Group Holdings, Ltd.                                                                        1,733,300         24,460,973
                                                                                                             ---------------
                                                                                                                  34,621,204
                                                                                                             ---------------
Spain--3.2%
ACS Actividades                                                                                   481,800         29,246,715
Banco Santander Central                                                                         1,254,700         22,388,385
Corporacion Mapfre SA                                                                           1,703,900          8,738,799
Repsol YPF SA                                                                                     424,000         14,293,271
Telefonica SA                                                                                   1,034,500         22,797,690
                                                                                                             ---------------
                                                                                                                  97,464,860
                                                                                                             ---------------


    The accompanying notes are an integral part of the financial statements.

                   Mellon Institutional Funds Master Portfolio
             The Boston Company International Core Equity Portfolio

               Schedule of Investments--March 31, 2007 (Unaudited)
--------------------------------------------------------------------------------

                                                                                                                       Value
Security                                                                                           Shares          (Note 1A)
----------------------------------------------------------------------------------------------------------------------------
Sweden--3.1%
Nordea Bank AB                                                                                  1,285,600    $    20,539,095
Skandinaviska Enskilda                                                                          1,044,100         33,436,453
Svenska Cellulosa AB (SCA), Class B                                                               243,800         13,064,894
Volvo AB, B Shares (b)                                                                            312,500         26,328,610
                                                                                                             ---------------
                                                                                                                  93,369,052
                                                                                                             ---------------
Switzerland--7.5%
Baloise Holdings                                                                                  153,920         16,021,460
Credit Suisse Group                                                                               552,100         39,614,186
Nestle SA                                                                                          50,727         19,753,602
Roche Holding AG (a)                                                                              235,410         41,646,630
Sulzer AG                                                                                          10,421         14,637,248
Swiss Re                                                                                          348,100         31,793,878
The Swatch Group AG                                                                                85,337         22,557,814
Zurich Financial Services AG                                                                      140,490         40,547,081
                                                                                                             ---------------
                                                                                                                 226,571,899
                                                                                                             ---------------
United Kingdom--20.9%
AstraZeneca PLC                                                                                   408,700         21,981,212
Aviva PLC                                                                                       1,859,800         27,384,610
Barclays PLC                                                                                    1,920,090         27,233,620
Barratt Developments PLC                                                                        1,033,300         22,461,421
BP PLC                                                                                          3,110,200         33,773,488
British Airways PLC (b)                                                                         3,043,000         29,092,881
BT Group PLC                                                                                    3,604,900         21,540,611
Dairy Crest Group PLC                                                                             714,400          9,366,776
De La Rue PLC                                                                                     722,800         10,166,529
Enterprise Inn PLC                                                                              1,247,800         16,409,483
George Wimpey PLC                                                                                 793,500          9,919,985
GlaxoSmithKline PLC                                                                               676,100         18,580,434
Greene King PLC                                                                                   448,000          9,720,801
HBOS PLC                                                                                        2,328,500         47,959,146
International Power PLC                                                                         5,590,200         43,603,269
Kelda Group PLC                                                                                   487,900          9,002,895
Marks & Spencer Group PLC                                                                       1,095,900         14,584,356
National Grid PLC                                                                               2,039,800         32,001,239
Next PLC                                                                                          341,100         15,091,058
Reckitt Benckiser PLC                                                                             483,000         25,141,170
Royal Bank of Scotland Group PLC                                                                1,202,285         46,924,279
Royal Dutch Shell PLC                                                                           1,532,500         50,979,152
Tesco PLC                                                                                       1,265,000         11,055,197
Vodafone Group PLC                                                                             11,650,537         31,055,159


    The accompanying notes are an integral part of the financial statements.

                   Mellon Institutional Funds Master Portfolio
             The Boston Company International Core Equity Portfolio

               Schedule of Investments--March 31, 2007 (Unaudited)
--------------------------------------------------------------------------------

                                                                                                                               Value
Security                                                                                                    Shares         (Note 1A)
------------------------------------------------------------------------------------------------------------------------------------
United Kingdom (continued)
WPP Group PLC                                                                                              605,000    $    9,164,202
Xstrata PLC                                                                                                783,500        40,258,788
                                                                                                                      --------------
                                                                                                                         634,451,761
                                                                                                                      --------------
Total Common Equities (Cost $2,501,640,183)                                                                            2,942,340,152
                                                                                                                      --------------
PREFERRED STOCKS--1.1%
Germany
Fresenius AG (Cost $24,940,465)                                                                             41,440        35,139,401
                                                                                                                      --------------

SHORT-TERM INVESTMENTS--0.1%                                                     Rate        Maturity    Par Value
                                                                                 ----        --------    ---------
U.S. Government--0.1%
U.S. Treasury Bill (c)(d) (Cost $2,474,531)                                      4.89%      6/14/2007    2,500,000         2,475,211
                                                                                                                      --------------
INVESTMENT OF CASH COLLATERAL--0.0%                                                                       Shares
                                                                                                         ---------
BlackRock Cash Strategies L.L.C. (cost $6,836)                                                               6,836             6,836
                                                                                                                      --------------
TOTAL UNAFFILIATED INVESTMENTS (Cost $2,529,062,015)                                                                   2,979,961,600
                                                                                                                      --------------
AFFILIATED INVESTMENTS--0.9%
Dreyfus Institutional Preferred Plus Money Market Fund (e) (Cost $27,479,439)                           27,479,439        27,479,439
                                                                                                                      --------------
Total Investments--99.0% (cost $2,556,541,454)                                                                         3,007,441,039
                                                                                                                      --------------
OTHER ASSETS, LESS LIABILITIES--1.0%                                                                                      29,075,012
                                                                                                                      --------------
Net Assets--100.0%                                                                                                    $3,036,516,051
                                                                                                                      ==============

Notes to Schedule of Investments:
(a)  Security, or a portion of thereof, was on loan at March 31, 2007.
(b)  Non-income producing security.
(c) Denotes all or part of security segregated as collateral for futures transactions.
(d)  Rate noted is yield to maturity.
(e)  Affiliated institutional money market fund.


    The accompanying notes are an integral part of the financial statements.

                   Mellon Institutional Funds Master Portfolio
             The Boston Company International Core Equity Portfolio

               Schedule of Investments--March 31, 2007 (Unaudited)
--------------------------------------------------------------------------------

At March 31, 2007, the Portfolio held the following forward foreign currency exchange contracts:

                                    Local
                                  Principal             Contract             Value at             USD Amount           Unrealized
Contracts to Receive                Amount             Value Date         March 31, 2007          to Deliver          Appreciation
------------------------------------------------------------------------------------------------------------------------------------
Euro                              9,930,215             4/2/2007            $13,264,396           $13,239,956           $ 24,440
                                                                                                                        --------

                                   Local
                                 Principal              Contract             Value at             USD Amount           Unrealized
Contracts to Deliver               Amount              Value Date         March 31, 2007          to Receive         (Depreciation)
------------------------------------------------------------------------------------------------------------------------------------
Australian Dollar                 7,348,516             4/2/2007            $ 5,941,496           $ 5,929,518           $(11,978)
British Pound                       802,333             4/2/2007              1,578,339             1,574,579             (3,760)
Swedish Krona                    88,335,556             4/2/2007             12,659,287            12,628,385            (30,902)
                                                                                                                        --------
                                                                                                                        $(46,640)
                                                                                                                        ========


At December 31, 2006 the Fund held the following futures contracts:

                                                                                          Underlying Face             Unrealized
Contract                               Position               Expiration Date             Amount at Value             Appreciation
------------------------------------------------------------------------------------------------------------------------------------
MSCI Pan-Euro (979 Contracts)            Long                   6/15/2007                   $30,394,155                $1,367,126
Topix Futures (73 Contracts)             Long                    6/7/2007                    10,489,247                   226,091
                                                                                                                       ----------
                                                                                                                       $1,593,217
                                                                                                                       ==========

                                                       Percentage of Net
Economic Sector Allocation                                  Assets
------------------------------------------------------------------------
Consumer Discretionary                                      11.5%
Consumer Staples                                             8.0
Energy                                                       6.4
Financials                                                  28.0
Health Care                                                  6.7
Industrials                                                 11.0
Information Technology                                       5.4
Materials                                                    9.1
Telecommunication Services                                   6.1
Utilities                                                    5.8
Short-term and Other Assets                                  2.0
                                                           -----
                                                           100.0%


    The accompanying notes are an integral part of the financial statements.

                   Mellon Institutional Funds Master Portfolio
             The Boston Company International Core Equity Portfolio

                       Statement of Assets and Liabilities
                           March 31, 2007 (Unaudited)
--------------------------------------------------------------------------------

Assets
  Investments in securities (Note 1A) (including securities on loan, valued at $6,485 (Note 6):
    Unaffiliated issuers, at value (cost $2,529,062,015)                                                              $2,979,961,600
    Affiliated issuers, at value (Note 1H) (cost $27,479,439)                                                             27,479,439
  Foreign currency, at value (cost, $18,024,600)                                                                          18,244,094
  Receivable for investments sold                                                                                         43,637,734
  Interest and dividends receivable                                                                                       13,348,899
  Unrealized appreciation on forward currency exchange contracts (Note 5)                                                     24,440
  Receivable for variation margin on open futures contracts (Note 5)                                                           4,439
  Prepaid expenses                                                                                                            55,341
                                                                                                                      --------------
    Total assets                                                                                                       3,082,755,986
Liabilities
  Payable for investments purchased                                                             $   45,918,598
  Accrued accounting, administration and custody fees (Note 2)                                         226,322
  Unrealized depreciation on forward currency exchange contracts (Note 5)                               46,640
  Collateral for securities on loan (Note 6)                                                             6,836
  Accrued professional fees                                                                             19,705
  Accrued trustees' fees and expenses (Note 2)                                                          17,869
  Other accrued expenses and liabilities                                                                 3,965
                                                                                                --------------
    Total liabilities                                                                                                     46,239,935
                                                                                                                      --------------
Net Assets (applicable to investors' beneficial interest)                                                             $3,036,516,051
                                                                                                                      ==============


    The accompanying notes are an integral part of the financial statements.

                   Mellon Institutional Funds Master Portfolio
             The Boston Company International Core Equity Portfolio

                             Statement of Operations
               For the Six Months Ended March 31, 2007 (Unaudited)
--------------------------------------------------------------------------------

Investment Income (Note 1B)
  Dividend income (net of foreign withholding taxes of $1,983,512)                                                    $   23,071,198
  Dividend income from affiliated investments (Note 1H)                                                                      912,927
  Interest income                                                                                                            312,034
  Securitiy lending income (Note 6)                                                                                               36
                                                                                                                      --------------
    Total investment Income                                                                                               24,296,195
Expenses
  Investment advisory fee (Note 2)                                                              $    8,899,785
  Accounting, administration and custody fees (Note 2)                                                 675,332
  Trustees' fees and expenses (Note 2)                                                                  50,222
  Professional fees                                                                                     20,797
  Insurance expense                                                                                     19,192
  Miscellaneous expenses                                                                                10,945
                                                                                                --------------
    Total expenses                                                                                                         9,676,273
                                                                                                                      --------------
      Net investment income                                                                                               14,619,922
                                                                                                                      --------------
Realized and Unrealized Gain (Loss)
  Net realized gain (loss)
    Investments                                                                                     85,006,400
    Financial futures transactions                                                                   2,822,970
    Foreign currency transactions and forward currency exchange transactions                           253,676
                                                                                                --------------
      Net realized gain (loss)                                                                                            88,083,046
  Change in unrealized appreciation (depreciation) on:
    Investments                                                                                    269,286,540
    Financial futures contracts                                                                      1,174,078
    Foreign currency translations and forward currency exchange contracts                              622,921
                                                                                                --------------
      Change in net unrealized appreciation (depreciation)                                                               271,083,539
                                                                                                                      --------------
        Net realized and unrealized gain (loss)                                                                          359,166,585
                                                                                                                      --------------
Net Increase in Net Assets from Operations                                                                            $  373,786,507
                                                                                                                      ==============


    The accompanying notes are an integral part of the financial statements.

                   Mellon Institutional Funds Master Portfolio
             The Boston Company International Core Equity Portfolio

                       Statements of Changes in Net Assets
--------------------------------------------------------------------------------

                                                                                              For the
                                                                                          Six Months Ended             For the
                                                                                           March 31, 2007             Year Ended
                                                                                            (Unaudited)           September 30, 2006
                                                                                          ----------------        ------------------
Increase (Decrease) in Net Assets:

From Operations
  Net investment income (loss)                                                            $    14,619,922           $    23,902,726
  Net realized gain (loss)                                                                     88,083,046                42,315,209
  Change in net unrealized appreciation (depreciation)                                        271,083,539               133,681,063
                                                                                          ---------------           ---------------
  Net increase (decrease) in net assets from operations                                       373,786,507               199,898,998
                                                                                          ---------------           ---------------
Capital Transactions
  Contributions                                                                               675,026,058             1,834,896,418
  Withdrawals                                                                                (208,073,781)             (147,003,408)
                                                                                          ---------------           ---------------
  Net increase (decrease) in net assets from capital transactions                             466,952,277             1,687,893,010
                                                                                          ---------------           ---------------
Total Increase (Decrease) in Net Assets                                                       840,738,784             1,887,792,008
Net Assets
  At beginning of period                                                                    2,195,777,267               307,985,259
                                                                                          ---------------           ---------------
  At end of period                                                                        $ 3,036,516,051           $ 2,195,777,267
                                                                                          ===============           ===============


    The accompanying notes are an integral part of the financial statements.

                   Mellon Institutional Funds Master Portfolio
             The Boston Company International Core Equity Portfolio

                              Financial Highlights
--------------------------------------------------------------------------------

                                                                                                                 For the Period
                                                        For the                                                 January 28, 2003
                                                   Six Months Ended           Year Ended September 30,            (commencement
                                                     March 31 2007       ---------------------------------      of operations) to
                                                      (Unaudited)         2006           2005        2004       September 30, 2003
                                                   ----------------      -----          ------      ------      -------------------
Total Return (a)                                          15.50%(c)         18.99%       31.12%       27.12%         22.46%(b)
Ratios/Supplemental Data:
Expenses (to average daily net assets)*                    0.72%(d)          0.83%        0.95%        1.04%          1.17%(d)
Net Investment Income (to average daily net assets)*       1.09%(d)          1.97%        1.66%        1.30%          1.81%(d)
Portfolio Turnover                                           31%(c)            51%          58%          80%            63%(c)
Net Assets, End of Period (000's omitted)             $3,036,516       $2,195,777     $307,985     $126,296        $77,660

*    For the periods indicated, the investment adviser voluntarily agreed not to impose all or a portion of its investment advisory fee and/ or reimbursed the Fund for a portion of its operating expenses. If this voluntary action had not been taken, the ratios without waivers and reimbursement would have been:

Ratios (to average daily net assets):
Expenses                                                     N/A              N/A          N/A          N/A           1.20%(d)
Net investment income                                        N/A              N/A          N/A          N/A           1.78%(d)

(a) Total return for the Portfolio has been calculated based on the total return for the invested Fund, assuming all distributions were reinvested, and adjusted for the difference in expenses as set out in the notes to the financial statements.
(b)  Total return would have been lower in the absence of expense waivers.
(c)  Not annualized.
(d)  Calculated on an annualized basis.


    The accompanying notes are an integral part of the financial statements.

                   Mellon Institutional Funds Master Portfolio
             The Boston Company International Core Equity Portfolio

                    Notes to Financial Statements (Unaudited)
--------------------------------------------------------------------------------

(1)  Organization and Significant Accounting Policies:

     Mellon Institutional Funds Master Portfolio (the "Portfolio Trust") was organized as a master trust fund under the laws of the State of New York on January 18, 1996 and is registered under the Investment Company Act of 1940, as amended, as an open-end, management investment company. The Boston Company International Core Equity Portfolio (the "Portfolio") is a separate diversified investment series of the Portfolio Trust.

     The objective of the Portfolio is to achieve long-term growth of capital. The Portfolio seeks to achieve its objective by investing, under normal circumstances, at least 80% of net assets in equity securities of companies that are represented in the MSCI Europe, Australia, Far East Index (EAFE) and Canada.

     At March 31, 2007, there were two funds, The Boston Company International Core Equity Fund and Dreyfus Premier International Equity Fund (the "Feeder Funds") invested in the Portfolio. The value of the Feeder Funds' investment in the Portfolio reflects the Feeder Funds' proportionate interests in the net assets of the Portfolio. At March 31, 2007, The Boston Company International Core Equity Fund (the "Fund") and the Dreyfus Premier International Equity Fund held approximately 89% and 11% interests in the Portfolio, respectively.

     The following is a summary of significant accounting policies followed by the Portfolio in the preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

     A.   Investment security valuations

     Securities are valued at the last sale prices on the exchange or national securities market on which they are primarily traded. Securities not listed on an exchange or national securities market, or securities for which there were no reported transactions, are valued at the last calculated mean price (average of last bid and last offer). Securities that are fixed income securities, other than short-term instruments with less than sixty days remaining to maturity, for which market prices are readily available, are valued at their current market value on the basis of quotations, which may be furnished by a pricing service or dealers in such securities. Securities (including illiquid securities) for which quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Trustees. With respect to any portion of the Portfolio's assets that are invested in one or more open-end regulated investment companies ("RICs"), the Portfolio's net asset value ("NAV") will be calculated based upon the NAVs of such RICs.

     Exchange traded options and futures are valued at the settlement price determined by the relevant exchange. Non-exchange traded derivatives are normally valued on the basis of quotes obtained from brokers and dealers, counterparties or pricing services.

     Because foreign markets may be open at different times than the New York Stock Exchange ("NYSE"), the value of the Portfolio's shares may change on days when shareholders are not able to buy or sell them. Many securities markets and exchanges outside the U.S. close prior to the close of the NYSE and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect the events that occur after such close but before the close of the NYSE.

     If market quotations are not readily available or do not accurately reflect fair value, or the value of a security has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market) the Portfolio may value its assets by a method the Trustees believe accurately reflects the fair value. The Trustees have adopted fair value pricing procedures, which, among other things, require the Portfolio to fair value such securities if there has been a movement in the U.S. market that exceeds a specified threshold. Although the threshold may be revised from time to time by the Trustees and the number of days on which fair value prices will be used will depend on market activity, it is possible that fair value prices for foreign securities will be used by the Portfolio to a significant extent.

     Short-term instruments with less than sixty days remaining to maturity are valued at amortized cost, which approximates market value. If the Portfolio acquires a short-term instrument with more than sixty days remaining to its maturity, it is valued at current market value until the sixtieth day prior to maturity and will then be valued at amortized cost based upon the value on such date unless the Trustees determine during such sixty-day period that amortized cost does not represent fair value.

     B.   Securities transactions and income

     Securities transactions are recorded as of the trade date. Interest income is determined on the basis of coupon interest earned, adjusted for accretion of discount or amortization of premium using the yield-to-maturity method on long-term debt securities and short-term securities with greater than sixty days to maturity. Dividend income is recorded on ex-dividend date. Realized gains and losses from securities sold are recorded on the identified cost basis. Dividends representing a return of capital are reflected as a reduction of cost.

                   Mellon Institutional Funds Master Portfolio
             The Boston Company International Core Equity Portfolio

                    Notes to Financial Statements (Unaudited)
--------------------------------------------------------------------------------

     The Portfolio does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments. Net realized gains and losses on foreign currency transactions represent gains and losses on disposition of foreign currencies and forward foreign currency exchange contracts, currency gains and losses realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Portfolio's books and the U.S. dollar equivalent amounts actually received or paid.

     C.   Income taxes

     The Portfolio is treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state income taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes. Since at least one of the Portfolio's investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the source of income and diversification requirements applicable to regulated investment companies (under the Internal Revenue
     Code) in order for its investors to satisfy them.

     Section 988 of the Internal Revenue Code provides that gains or losses on certain transactions attributable to fluctuations in foreign currency exchange rates must be treated as ordinary income or loss. For financial statement purposes, such amounts are included in net realized gains or losses.

     D.   Foreign currency transactions

     The Portfolio maintains its books and records in U.S. dollars. Investment security valuations, other assets, and liabilities initially expressed in foreign currencies are converted into U.S. dollars based upon current currency exchange rates. Purchases and sales of foreign investment securities and income and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions.

     E.   Foreign Investment risk

     There are certain additional risks involved in investing in foreign securities that are not inherent in investments in domestic securities. These risks may involve adverse political and economic developments, including the possible imposition of capital controls or other foreign governmental laws or restrictions. In addition, the securities of some foreign companies and securities markets are less liquid and at times may be more volatile than securities of comparable U.S. companies and U.S. securities markets. The risks described above apply to an even greater extent to investments in emerging markets. The securities markets of emerging countries are generally smaller, less developed, less liquid, and more volatile than the securities markets of the U.S. and developed foreign markets.

     F.   Commitments and contingencies

     In the normal course of business, the Portfolio may enter into contracts and agreements that contain a variety of representations and warranties, which provide general indemnifications. The maximum exposure to the Portfolio under these arrangements is unknown, as this would involve future claims that may be made against the Portfolio that have not yet occurred. However, based on experience, the Portfolio expects the risks of loss to be remote.

     G.   Expenses

     The majority of expenses of the Trust or Portfolio Trust are directly identifiable to an individual fund or portfolio. Expenses which are not readily identifiable to a specific fund or portfolio are allocated among the funds of the Trust or the portfolios of the Portfolio Trust taking into consideration, among other things, the nature and type of expense and the relative size of the funds or portfolios.

     H.   Affiliated issuers

     Affiliated issuers are investment companies advised by The Boston Company Asset Management Company LLC ("TBCAM"), a wholly-owned subsidiary of Mellon Financial Corporation, or its affiliates.

                   Mellon Institutional Funds Master Portfolio
             The Boston Company International Core Equity Portfolio

                    Notes to Financial Statements (Unaudited)
--------------------------------------------------------------------------------

I.   New Accounting Requirements

In July 2006, the Financial Accounting Standards Board ("FASB") issued Interpretation No. 48 ("FIN 48"), "Accounting for Uncertainty in Income Taxes - an Interpretation of FASB Statement No. 109" (the "Interpretation"). The Interpretation establishes for all entities, including pass-through entities such as the Portfolio, a minimum threshold for financial statement recognition of the benefit of positions taken in filing tax returns (including whether an entity is taxable in a particular jurisdiction), and requires certain expanded tax disclosures. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. At this time, management is evaluating the implications of FIN 48 and its impact, if any, in the financial statements has not yet been determined.

In addition, on September 20, 2006, FASB released Statement of Financial Accounting Standards No. 157 "Fair Value Measurements" ("FAS 157"). FAS 157 establishes an authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair-value measurements. The application of FAS 157 is required for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. At this time, management is evaluating the implications of FAS 157 and its impact, if any, in the financial statements has not yet been determined.

(2)  Investment Advisory Fee and Other Transactions with Affiliates:

     The investment advisory fee paid to TBCAM for overall investment advisory, and administrative services, and general office facilities, is paid monthly at the annual rate of 0.80% of the first $500 million of the Portfolio's average daily net assets, 0.75% of the next $500 million, and 0.70% of the next $500 million, 0.60% of the next $500 millon, and 0.50% on assets over $2 billion.

     On December 4, 2006, Mellon Financial Corporation ("MFC") and The Bank of New York Company, Inc. ("BNY") announced that they had entered into a definitive agreement to merge. The new company will be called The Bank of New York Mellon Corporation. As part of this transaction, TBCAM would become an indirect wholly-owned subsidiary of The Bank of New York Mellon Corporation. The transaction is subject to certain regulatory approvals and the approval of BNY's and MFC's shareholders, as well as other customary conditions to closing. Subject to such approvals and the satisfaction of the other conditions, MFC and BNY expect the transaction to be completed in the third quarter of 2007.

     The Portfolio Trust entered into an agreement with Mellon Bank, N.A. ("Mellon Bank"), a wholly-owned subsidiary of Mellon Financial Corporation and an affiliate of TBCAM, to provide custody, administration and accounting services for the Portfolio. For these services the Portfolio pays Mellon Bank a fixed fee plus asset and transaction based fees, as well as out-of-pocket expenses. Pursuant to this agreement the Portfolio was charged $675,332 for the six months ended March 31, 2007.

     The Portfolio Trust also entered into an agreement with Mellon Bank, to perform certain securities lending activities and to act as the Portfolio's lending agent. Mellon Bank receives an agreed upon percentage of the net lending revenues. Pursuant to this agreement, Mellon Bank earned $15, for the six months ended March 31, 2007. See Note 6 for further details.

     The Trust reimburses Mellon Asset Management for a portion of the salary of the Trust's and Portfolio Trust's Chief Compliance Officer. No other director, officer or employee of TBCAM or its affiliates receives any compensation from the Trust or the Portfolio Trust for serving as an officer or Trustee of the Trust. The Fund and Portfolio Trust pays each Trustee who is not a director, officer or employee of TBCAM or its affiliates (the "Independent Trustees") an annual fee and the Portfolio Trust pays each Independent Trustee a per meeting fee as well as reimbursement for travel and out of pocket expenses. In addition, the Portfolio Trust pays the legal fees for the counsel to the Independent Trustees.

(3)  Purchases and Sales of Investments:

     Purchases and proceeds from sales of investments, other than short-term obligations, for the six months ended March 31, 2007 were as follows:

                                                 Purchases                    Sales
                                              --------------             ------------
Non-U.S. Government Securities                $1,268,021,863             $810,566,503
                                              ==============             ============

                   Mellon Institutional Funds Master Portfolio
             The Boston Company International Core Equity Portfolio

                    Notes to Financial Statements (Unaudited)
--------------------------------------------------------------------------------

(4)  Federal Taxes:

     The cost and unrealized appreciation (depreciation) in value of the investment securities owned at March 31, 2007, as computed on a federal income tax basis, were as follows:

     Cost for federal income tax purposes                  $2,556,541,454
                                                           --------------
     Gross unrealized appreciation                            468,165,883
     Gross unrealized depreciation                            (17,266,298)
                                                           --------------
     Net unrealized appreciation (depreciation)            $  450,899,585
                                                           ==============

(5)  Financial Instruments:

     In general, the following instruments are used for hedging purposes as described below. However, these instruments may also be used to seek to enhance potential gain in circumstances where hedging is not involved.

     The Portfolio may trade the following financial instruments with off-balance sheet risk:

     Forward currency exchange contracts

     The Portfolio may enter into forward foreign currency and cross currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar and other foreign currencies. The forward foreign currency and cross currency exchange contracts are marked to market using the forward foreign currency rate of the underlying currency and any appreciation or depreciation are recorded for financial statement purposes as unrealized until the contract settlement date or upon the closing of the contract. Forward currency exchange contracts are used by the Portfolio primarily to protect the value of the Portfolio's foreign securities from adverse currency movements. Unrealized appreciation and depreciation of forward currency exchange contracts is included in the Statement of Assets and Liabilities.

     At March 31, 2007, the Portfolio held open foreign currency exchange contracts. See Schedule of Investments for further details.

     Futures contracts

     The Portfolio may enter into financial futures contracts for the purchase or sale of securities, or contracts based on financial indices at a fixed price on a future date. Pursuant to margin requirements, the Portfolio deposits either cash or securities in an amount equal to a certain percentage of the contract amount. Subsequent payments, known as variation margin, are made or received by the Portfolio each day, depending on the daily fluctuations in the value of the underlying security, and are recorded for financial statement purposes as unrealized appreciation or depreciation by the Portfolio. There are several risks in connection with the use of futures contracts as a hedging device. The change in value of futures contracts primarily corresponds with the value of their underlying instruments or indices, which may not correlate with changes in the value of hedged investments. Buying futures tends to increase the Portfolio's exposure to the underlying instrument, while selling futures tends to decrease the Portfolio's exposure to the underlying instrument or hedge other investments. In addition, there is the risk that the Portfolio may not be able to enter into a closing transaction because of an illiquid secondary market. Losses may also arise if there is an illiquid secondary market or if the counterparty does not perform under the contract's terms. The Portfolio enters into financial futures transactions primarily to seek to manage its exposure to certain markets and to changes in securities prices and foreign currencies. Gains and losses are realized upon the expiration or closing of the futures contracts. Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade.

     At March 31, 2007, the Portfolio held open financial futures contracts. See Schedule of Investments for further details.

                   Mellon Institutional Funds Master Portfolio
             The Boston Company International Core Equity Portfolio

                    Notes to Financial Statements (Unaudited)
--------------------------------------------------------------------------------

(6)  Security Lending:

     The Portfolio may lend its securities to financial institutions which the Portfolio deems to be creditworthy. The loans are collateralized at all times with cash or securities with a market value at least equal to the market value of the securities on loan. The market value of securities loaned is determined daily and any additional required collateral is allocated to the Portfolio on the next business day. For the duration of a loan, the Portfolio receives the equivalent of the interest or dividends paid by the issuer on the securities loaned and also receives compensation from the investment of the collateral. As with other extensions of credit, the Portfolio bears the risk of delay in recovery or even loss of rights in its securities on loan should the borrower of the securities fail financially or default on its obligations to the Portfolio. In the event of borrower default, the Portfolio generally has the right to use the collateral to offset losses incurred. The Portfolio may incur a loss in the event it was delayed or prevented from exercising its rights to dispose of the collateral. The Portfolio also bears the risk in the event that the interest and/or dividends received on invested collateral is not sufficient to meet the Portfolio's obligations due on the loans.

     The Portfolio loaned securities for the six months ended March 31, 2007 and earned interest on the invested collateral of $246 of which $210 was rebated to borrowers or paid in fees. At March 31, 2007, the Portfolio had securities valued at $6,485 on loan. See Schedule of Investments for further detail on the security positions on loan and collateral held.

(7)  Line of Credit:

     The Portfolio, and other subtrusts in the Portfolio Trust and funds in the Trust are parties to a committed line of credit facility, which enables each portfolio/fund to borrow, in the aggregate, up to $35 million. Interest is charged to each participating portfolio/fund based on its borrowings at a rate equal to the Federal Funds effective rate plus 1/2 of 1%. In addition, a facility fee, computed at an annual rate of 0.060 of 1% on the committed amount, is allocated ratably among the participating portfolios/funds at the end of each quarter. The participating portfolios and funds also pay an annual renewal fee, computed at a rate of 0.020 of 1% of the committed amount and allocated ratably to the participating portfolio/fund. For the six months ended March 31, 2007, the expense allocated to the Portfolio was $7,121. The facility fee and interest expense is aggregated with miscellaneous expenses on the Statement of Operations.

     For the six months ended March 31, 2007, the Portfolio did not borrow from the line of credit during the period.

                   Mellon Institutional Funds Master Portfolio
             The Boston Company International Core Equity Portfolio

    Factors Considered by Board of Trustees in Approving Advisory Agreement
                                  (Unaudited)
--------------------------------------------------------------------------------

     The 1940 Act requires that the Board of Trustees, including a majority of its Trustees who are not affiliated with the fund's investment adviser or underwriter (the "Independent Trustees") voting separately, approve the fund's advisory agreement and the related fees on an annual basis. The Fund is not a party to an investment advisory agreement directly with any investment adviser and does not invest directly in portfolio securities. Instead, the Fund invests all of its investable assets in The Boston Company International Core Equity Portfolio (the "Portfolio"), which is managed by The Boston Company Asset Management LLC ("TBCAM"). The Fund's Board of Trustees determines annually whether the Fund should continue to invest in the Portfolio. The members of the Fund's Board of Trustees also serve as the Board of Trustees of the Portfolio. In that capacity, they consider annually whether to continue the investment advisory agreement between the Portfolio and TBCAM. In their most recent deliberations concerning their decision to approve the continuation of the investment advisory agreement, the Board of Trustees conducted the review and made the determinations that are described below. In conducting this review and in making such determinations, the Independent Trustees received from the Portfolio's investment adviser, TBCAM ("the Adviser"), a broad range of information in response to a written request prepared on their behalf by their own legal counsel. The Independent Trustees met alone in a private session with their legal counsel on September 28, 2006 to review these materials and to discuss the proposed continuation of the Fund's advisory agreement. Representatives of the Adviser attended a portion of the September meeting to provide an overview of its organization, personnel, resources and strategic plans, and to respond to questions and comments arising from the Independent Trustees' review of the materials and their deliberations. The entire Board then met on October 17, 2006.

     The information requested by the Independent Trustees and reviewed by the entire Board included:

     (i) Financial and Economic Data: The Adviser's balance sheet and income statements, as well as a profitability analysis of the Adviser, including a separate presentation of the Adviser's profitability relative to that of several publicly traded investment advisers;

     (ii) Management Teams and Operations: The Adviser's Form ADV, as well as information concerning the Adviser's executive management, portfolio management, client service personnel and overall organizational structure, insurance coverage, brokerage and soft dollar policies and practices;

     (iii) Comparative Performance and Fees: Analyses prepared by Lipper Analytical Services ("Lipper") regarding the Fund's historical performance, management fee and expense ratio compared to other funds, and the Adviser's separate account advisory fee schedules;

     (iv) Specific Facts Relating to the Fund: The Adviser's commentary on the Fund's performance (rather than the Portfolio alone), and any material portfolio manager and strategy changes that may have affected the Fund in the prior year, as well as the Fund's "fact sheets" prepared by the Adviser providing salient data about the Fund and Portfolio, including the Portfolio's holdings, strategies, recent market conditions and outlook, as well as the Adviser's views concerning the issues of breakpoints in the management fee schedule of the Portfolio and potential economies of scale; and

     (v) Other Benefits: The benefits flowing to Mellon Financial Corporation ("Mellon") in the form of revenues received by Mellon affiliates in consideration of custodial, administrative, transfer agency and securities lending services provided by such affiliates to the Funds.

     In considering the continuation of the Portfolio's advisory agreement, the Board of Trustees, including the Independent Trustees, did not identify any single factor as all-important or controlling, and individual Trustees did not necessarily attribute the same weight or importance to each factor. The Trustees determined that the terms and conditions of the advisory agreement and the compensation to the Adviser provided therein were fair and reasonable in light of the services performed, expenses incurred and such other matters as the Trustees considered relevant in the exercise of their reasonable judgment. The following summary does not detail all the matters that were considered. Some of the factors that figured prominently in the Trustees' determination are described below.

     Nature, Extent and Quality of Services

     The Board considered the nature, scope and quality of the overall services provided to the Portfolio by the Adviser. In their deliberations as to the continuation of the advisory agreement, the Trustees were also mindful of the fact that, by choosing to invest in the Fund, the Fund's shareholders have chosen to entrust the Adviser, under the supervision of the Board, to manage the portion of their assets invested in the Fund.

     Among the specific factors the Board reviewed were the investment management, administrative, compliance and related services provided by the Adviser. The Board determined that the services provided were of high quality and at least commensurate with industry standards.

     The Trustees reviewed the background and experience of the Portfolio's two portfolio managers and also met with senior management of the Adviser to receive an overview of its organization, personnel, resources and strategic plans. Among other things, the Trustees considered the size, education and experience of the Adviser's investment staff and overall responsiveness to changes in market conditions.

     The Board determined that the Adviser had the expertise and resources to manage the Portfolio effectively.

                   Mellon Institutional Funds Master Portfolio
             The Boston Company International Core Equity Portfolio

    Factors Considered by Board of Trustees in Approving Advisory Agreement
                                  (Unaudited)
--------------------------------------------------------------------------------

     Investment Performance

     The Board considered the investment performance of the Fund (rather than the Portfolio alone) against a peer group of investment companies selected by the Adviser with input from the Trustees. The Board also compared the Fund's investment performance against the average performance of a larger universe of funds regarded by Lipper as having similar investment objectives and considered the Fund's performance rankings against that universe. In addition to the information received by the Board at the September 28, 2006 Board meeting, the Trustees received similar detailed comparative performance information for the Fund at each regular Board meeting during the year.

     The Board considered the Fund's performance for the one-, three- and five-year periods ended July 31, 2006 based on the Lipper materials provided to the Board at the September 28, 2006 meeting. The Board found that the Fund outperformed its peer group average returns for the one-year period (24.65% vs. 22.50%), three-year period (27.11% vs. 21.60%) and five-year period (15.50% vs. 9.94%).

     Advisory Fee and Other Expenses

     The Board considered the advisory fee rate paid by the Portfolio to the Adviser. The Lipper data presenting the Portfolio's "net management fees" included fees paid by the Portfolio, as calculated by Lipper, for administrative services provided by Mellon Bank, N.A., the Portfolio's custodian. Such reporting was necessary, according to Lipper, to allow the Board to compare the Portfolio's advisory fees to those peers that include administrative fees within a blended advisory fee.

     The Portfolio's contractual advisory fee was 0.744% (based on the following breakpoints: 0.800% of the first $500 million; 0.750% of the next $500 million; and 0.700% over $1 billion), in the 2nd quintile (1st being the best) of its peer group of funds, the median fee of which was 0.818%. The Portfolio's net management fee was 0.908% (which included 0.111% in administrative service fees under Lipper's calculation methodology), higher than the peer group median net management fee of 0.672%. Based on the Lipper data, as well as other factors discussed at the September 28, 2006 meeting, the Board determined that the Portfolio's advisory fee is reasonable relative to its peer group averages.

     The Board also compared the fees payable by the Portfolio relative to those payable by separate account clients of the Adviser. Based on the additional scope and complexity of the services provided and responsibilities assumed by the Adviser with respect to the Portfolio relative to these other types of clients, the Board concluded that the fees payable under the advisory agreement were reasonable relative to the nature and quality of the services provided.

     The Board also considered the Fund's (rather than solely the Portfolio's) expense ratio and compared it to that of its peer group of similar funds. The Board found that the actual net expense ratio of 1.013% was slightly higher than the median net expense ratio of the peer group of 1.007%. However, most of the other funds in the peer group were larger than the Fund.

     The Adviser's Profitability

     The Board considered the Adviser's profitability in managing the Portfolio and Fund and the Mellon Institutional Funds as a group, as well as the methodology used to compute such profitability, and the various direct and indirect expenses incurred by the Adviser or its affiliated investment adviser, Standish Mellon Asset Management Company LLC ("Standish Mellon") in managing the Portfolio and other funds in the Mellon Institutional Funds family of funds. The Independent Trustees had observed that the Adviser, based on profitability information submitted to them by the Adviser, incurred marginal profitability in managing most of the investment companies in the Mellon Institutional Funds family of funds. The Trustees observed that the Adviser had experienced profits in operating the Portfolio in both 2004 and 2005 and concluded these were not excessive.

     Economies of Scale

     The Board also considered the extent to which economies of scale might be realized as the Fund grows. They observed that the Fund and the Standish Mellon Fixed Income Portfolio, two of the largest funds in the complex, already had breakpoints in their fee arrangements that reflected economies resulting from their size. The Board also noted that at the March 7, 2006 meeting, management had presented a Breakpoint Discussion Memorandum that had proposed a framework for future breakpoints. The Board concluded that, at existing asset levels and considering current asset growth projections, the implementation of additional fee breakpoints or other fee reductions was not necessary at this time.

                   Mellon Institutional Funds Master Portfolio
             The Boston Company International Core Equity Portfolio

    Factors Considered by Board of Trustees in Approving Advisory Agreement
                                   (Unaudited)
--------------------------------------------------------------------------------

     Other Benefits

     The Board also considered the additional benefits flowing to Mellon as a result of its relationship with the Mellon Institutional Funds as a group, including revenues received by Mellon affiliates in consideration of custodial, administrative, transfer agency and securities lending services provided by such affiliates to the Funds. In each case, such affiliates were selected by the Board on the basis of a comparative analysis of their capabilities and fees relative to those of unaffiliated competitors.

     The Board considered the fact that Mellon operates businesses other than the Mellon Institutional Funds, some of which businesses share personnel, office space and other resources and that these were a component of the profitability analysis provided. The Board also considered the intangible benefits that accrue to Mellon and its affiliates by virtue of its relationship with the Funds and the Mellon Institutional Funds as a group.

                                      * * *

     The foregoing factors were among those weighed by the Trustees in determining that the terms and conditions of the Portfolio's advisory agreement and the compensation to the Adviser provided therein are fair and reasonable and, thus, in approving the continuation of the agreement for a one-year period.

Trustees and Officers (Unaudited)

The following table lists the Trust's trustees and officers; their address and date of birth; their position with the Trust; the length of time holding that position with the Trust; their principal occupation(s) during the past five years; the number of portfolios in the fund complex they oversee; other directorships they hold in companies subject to registration or reporting requirements of the Securities Exchange Act of 1934 (generally called "public companies") or in registered investment companies; and total remuneration paid as of the period ended March 31, 2007. The Trust's Statement of Additional Information includes additional information about the Trust's trustees and is available, without charge, upon request by writing Mellon Institutional Funds at P.O. Box 8585, Boston, MA 02266-8585 or calling toll free 1-800-221-4795.

Independent Trustees

                                                                                                               Number of
                                                                                     Principal               Portfolios in
Name (Age)                                                 Term of Office          Occupation(s)              Fund Complex
Address, and                              Position(s)       and Length of           During Past                Overseen by
Date of Birth                          Held with Trust      Time Served               5 Years                     Trustee
------------------------------------------------------------------------------------------------------------------------------------
Samuel C. Fleming (66)                 Trustee             Trustee since        Chairman Emeritus,                  30
c/o Decision Resources, Inc.                               11/3/1986            Decision Resources, Inc.
61 Meadowbrook Road                                                             ("DRI") (biotechnology
Weston, MA 02493                                                                research and consulting
9/30/40                                                                         firm); formerly Chairman
                                                                                of the Board and Chief
                                                                                Executive Officer, DRI

Benjamin M. Friedman (62)              Trustee             Trustee since        William Joseph Maier,               30
c/o Harvard University                                     9/13/1989            Professor of Political
Littauer Center 127                                                             Economy, Harvard
Cambridge, MA 02138                                                             University
8/5/44

John H. Hewitt (72)                    Trustee             Trustee since        Trustee, Mertens                    30
P.O. Box 2333                                              11/3/1986            House, Inc. (hospice)
New London, NH 03257
4/11/35

Caleb Loring III (63)                  Trustee             Trustee since        Trustee, Essex Street               30
c/o Essex Street Associates                                11/3/1986            Associates (family
P.O. Box 5600                                                                   investment trust office)
Beverly, MA 01915
11/14/43

Interested Trustees

Patrick J. Sheppard (41)               Trustee, President  Since 2003           President and Chief                 30
The Boston Company                     and Chief                                Operating Officer of
Asset Management, LLC                  Executive Officer                        The Boston Company
One Boston Place                                                                Asset Management, LLC;
Boston, MA 02108                                                                formerly Senior Vice President
7/24/65                                                                         and Chief Operating Officer,
                                                                                Mellon Asset Management
                                                                                ("MAM") and Vice
                                                                                President and Chief
                                                                                Financial Officer, MAM

                                                              Trustee
                                         Other              Remuneration
Name (Age)                           Directorships          (period ended
Address, and                            Held by               March 31,
Date of Birth                           Trustee                2007)
--------------------------------------------------------------------------------
Samuel C. Fleming (66)                  None               Fund: $250
c/o Decision Resources, Inc.                               Portfolio: $6,092
61 Meadowbrook Road
Weston, MA 02493
9/30/40

Benjamin M. Friedman (62)               None               Fund: $250
c/o Harvard University                                     Portfolio: $6,092
Littauer Center 127
Cambridge, MA 02138
8/5/44

John H. Hewitt (72)                     None               Fund: $250
P.O. Box 2333                                              Portfolio: $6,092
New London, NH 03257
4/11/35

Caleb Loring III (63)                   None               Fund: $250
c/o Essex Street Associates                                Portfolio: $7,178
P.O. Box 5600
Beverly, MA 01915
11/14/43

Interested Trustees

Patrick J. Sheppard (41)                None               $0
The Boston Company
Asset Management, LLC
One Boston Place
Boston, MA 02108
7/24/65

Principal Officers who are Not Trustees

Name (Age)                                          Term of Office
Address, and                     Position(s)         and Length of                       Principal Occupation(s)
Date of Birth                 Held with Trust         Time Served                          During Past 5 Years
------------------------------------------------------------------------------------------------------------------------------------
Barbara A. McCann (46)        Vice President        Since 2003             Senior Vice President and Head of Operations,
Mellon Asset Management       and Secretary                                Mellon Asset Management ("MAM"); formerly First
One Boston Place                                                           Vice President, MAM and Mellon Global Investments
Boston, MA 02108
2/20/61

Steven M. Anderson (41)       Vice President        Vice President         Vice President and Mutual Funds Controller,
Mellon Asset Management       and Treasurer         since 1999;            Mellon Asset Management; formerly Assistant Vice
One Boston Place                                    Treasurer              President and Mutual Funds Controller, Standish
Boston, MA 02108                                    since 2002             Mellon Asset Management Company, LLC
7/14/65

Denise B. Kneeland (55)       Assistant Vice        Since 1996             First Vice President and Manager, Mutual Funds
Mellon Asset Management       President                                    Operations, Mellon Asset Management; formerly Vice
One Boston Place                                                           President and Manager, Mutual Fund Operations,
Boston, MA 02108                                                           Standish Mellon Asset Management Company, LLC
8/19/51

Mary T. Lomasney (50)         Chief                 Since 2005             First Vice President, Mellon Asset Management and
Mellon Asset Management       Compliance                                   Chief Compliance Officer, Mellon Funds Distributor, L.P.
One Boston Place              Officer                                      and Mellon Optima L/S Strategy Fund, LLC; formerly
Boston, MA 02108                                                           Director, Blackrock, Inc., Senior Vice President,
4/8/57                                                                     State Street Research & Management Company
                                                                           ("SSRM"), and Vice President, SSRM

              [GRAPHIC] Mellon
                        --------------------------
                        Mellon Institutional Funds
                        One Boston Place
                        Boston, MA 02108-4408
                        800.221.4795
                        www.melloninstitutionalfunds.com

                                                                      6924SA0307

                                                [Logo]Mellon
                                                      --------------------------
                                                      Mellon Institutional Funds





Semiannual Report                   The Boston Company
                                    International Small Cap Fund
--------------------------------------------------------------------------------

March 31, 2007 (Unaudited)

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

Any information in this shareholder report regarding market or economic trends or the factors influencing the Fund's historical or future performance are statements of the opinion of Fund management as of the date of this report. These statements should not be relied upon for any other purposes. Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. The Fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington D.C. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of the Fund's portfolio holdings, view the most recent quarterly holdings report, semi-annual report or annual report on the Fund's web site at http://www.melloninstitutionalfunds.com.

To view the Fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30 visit http://www.melloninstitutionalfunds.com or the SEC's web site at http://www.sec.gov. You may also call 1-800-221-4795 to request a free copy of the proxy voting guidelines.

                   Mellon Institutional Funds Investment Trust
                 The Boston Company International Small Cap Fund

                     Shareholder Expense Example (Unaudited)
--------------------------------------------------------------------------------

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 1, 2006 to March 31, 2007).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000.00=8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                                                                Expenses Paid
                                             Beginning                   Ending                 During Period+
                                           Account Value              Account Value             October 1, 2006
                                          October 1, 2006            March 31, 2007            to March 31, 2007
------------------------------------------------------------------------------------------------------------------
Actual                                       $1,000.00                  $1,185.70                    $6.05
Hypothetical (5% return
  per year before expenses)                  $1,000.00                  $1,019.40                    $5.59

---------------
+ Expenses are equal to the Fund's annualized expense ratio of 1.11%, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period). The example reflects the combined expenses of the Fund and the master portfolio in which it invests all its assets.

                   Mellon Institutional Funds Investment Trust
                 The Boston Company International Small Cap Fund

             Portfolio Information as of March 31, 2007 (Unaudited)
--------------------------------------------------------------------------------

The Boston Company International Small Cap Fund invests in an interest of The Boston Company International Small Cap Portfolio (See Note 1 of the Fund's Notes to Financial Statements). The Portfolio is actively managed. Current holdings may be different than those presented below:

                                                                                               Percentage of
Top Ten Holdings*                                Country                      Sector            Investments
-------------------------------------------------------------------------------------------------------------
Actelion Limited                             Switzerland                 Health Care                1.0%
Deutsche Boerse AG                               Germany                  Financials                1.0
Rautaruukki Oyj                                  Finland                   Materials                1.0
Inmet Mining Corp.                                Canada                   Materials                1.0
TGS Nopec Geophysical Co. ASA                     Norway                      Energy                0.9
Sika AG                                      Switzerland                   Materials                0.9
Kenedix, Inc.                                      Japan                  Financials                0.8
International Power PLC                   United Kingdom                   Utilities                0.8
Fresenius AG                                     Germany                 Health Care                0.8
Julius Baer Holding Ltd.                     Switzerland                  Financials                0.8
                                                                                                   ----
                                                                                                    9.0%


*    Excludes short-term securities.

                                                            Percentage of
Geographic Region Allocation*                               Investments
-------------------------------------------------------------------------
Europe ex U.K.                                                 50.0%
U.K.                                                           19.0
Asia ex Japan                                                   9.7
Japan                                                          15.7
Americas ex U.S.                                                5.6
                                                               ----
                                                                100%

*    Excludes short-term securities.

                   Mellon Institutional Funds Investment Trust
                 The Boston Company International Small Cap Fund

                       Statement of Assets and Liabilities
                           March 31, 2007 (Unaudited)
--------------------------------------------------------------------------------

Assets
 Investment in The Boston Company International
  Small Cap Portfolio ("Portfolio"), at value (Note 1A)                                            $869,095,149
 Receivable for Fund shares sold                                                                        620,540
 Receivable from Investment Advisor                                                                      30,822
 Prepaid expenses                                                                                        25,132
                                                                                                   ------------
  Total assets                                                                                      869,771,643
Liabilities
 Payable for Fund shares redeemed                                             $   98,508
 Accrued administrative service fees (Note 2)                                     78,884
 Accrued professional fees                                                        17,286
 Accrued transfer agent fees (Note 2)                                             15,477
 Accrued shareholder reporting fee (Note 2)                                        3,500
 Accrued registration fee                                                            917
 Accrued trustees' fees (Note 2)                                                     498
 Accrued chief compliance officer fee (Note 2)                                       375
 Accrued accounting, administration and custody fees (Note 2)                         64
 Other accrued expenses and liabilities                                              473
                                                                              ----------
  Total liabilities                                                                                     215,982
                                                                                                   ------------
Net Assets                                                                                         $869,555,661
                                                                                                   ============
Net Assets consist of:
 Paid-in capital                                                                                   $566,049,195
 Accumulated net realized gain                                                                       80,140,010
 Distributions in excess of net investment income                                                    (1,146,878)
 Net unrealized appreciation                                                                        224,513,334
                                                                                                   ------------
Total Net Assets                                                                                   $869,555,661
                                                                                                   ============
Shares of beneficial interest outstanding                                                            33,983,988
                                                                                                   ============
Net Asset Value, offering and redemption price per share
 (Net Assets/Shares outstanding)                                                                   $      25.59
                                                                                                   ============

    The accompanying notes are an integral part of the financial statements.

                   Mellon Institutional Funds Investment Trust
                 The Boston Company International Small Cap Fund

                             Statement of Operations
               For the Six Months Ended March 31, 2007 (Unaudited)
--------------------------------------------------------------------------------

Investment Income (Note 1B)
 Dividend income allocated from Portfolio (net foreign witholding taxes $400,550)                       $    4,460,602
 Interest and security lending income allocated from Portfolio                                                 117,487
 Expenses allocated from Portfolio                                                                          (4,392,543)
                                                                                                        --------------
  Net investment income (loss) allocated from Portfolio                                                        185,546

Expenses
 Administrative service fee (Note 2)                                                    $  51,468
 Registration fees                                                                         31,147
 Professional fees                                                                         26,368
 Transfer agent fees (Note 2)                                                              24,702
 Insurance expense                                                                          1,339
 Trustees' fees (Note 2)                                                                      997
 Miscellaneous expenses                                                                    35,908
                                                                                        ---------
  Total expenses                                                                                               171,929
                                                                                                        --------------
    Net investment income                                                                                       13,617
                                                                                                        --------------

Realized and Unrealized Gain (Loss)
 Net realized gain (loss) allocated from Portfolio on:
  Investment securities, futures transactions, foreign currency
    exchange transactions and forward currency transactions                                                 97,090,123
 Change in unrealized appreciation (depreciation) allocated from Portfolio on:
  Investments securities, futures contracts, foreign currency
    exchange translations and forward currency contracts                                                    41,682,528
                                                                                                        --------------
 Net realized and unrealized gain (loss) on investments                                                    138,772,651
                                                                                                        --------------
Net Increase in Net Assets from Operations                                                              $  138,786,268
                                                                                                        ==============

    The accompanying notes are an integral part of the financial statements.

                   Mellon Institutional Funds Investment Trust
                 The Boston Company International Small Cap Fund

                       Statements of Changes in Net Assets
--------------------------------------------------------------------------------

                                                                                   For the
                                                                               Six Months Ended               For the
                                                                                March 31, 2007               Year Ended
                                                                                  (Unaudited)            September 30, 2006
                                                                               ----------------          ------------------
Increase (Decrease) in Net Assets:

From Operations
  Net investment income (loss)                                                   $     13,617               $  5,296,981
  Net realized gain (loss)                                                         97,090,123                 61,512,475
  Change in net unrealized appreciation (depreciation)                             41,682,528                 63,997,049
                                                                                 ------------               ------------
  Net increase (decrease) in net assets from investment operations                138,786,268                130,806,505
                                                                                 ------------               ------------
Distributions to Shareholders (Note 1C)
  From net investment income                                                       (1,106,888)                (5,719,295)
  From net realized gains on investments                                          (85,487,253)               (33,657,881)
                                                                                 ------------               ------------
  Total distributions to shareholders                                             (86,594,141)               (39,377,176)
                                                                                 ------------               ------------
Fund Share Transactions (Note 4)
  Net proceeds from sale of shares                                                 51,844,128                225,167,277
  Value of shares issued in reinvestment of distributions                          57,005,255                 25,672,328
  Cost of shares redeemed                                                         (50,176,388)              (108,488,250)
                                                                                 ------------               ------------
  Net increase (decrease) in net assets from Fund share transactions               58,672,995                142,351,355
                                                                                 ------------               ------------
Total Increase (Decrease) in Net Assets                                           110,865,122                233,780,684

Net Assets
  At beginning of period                                                          758,690,539                524,909,855
                                                                                 ------------               ------------
  At end of period [including distributions in excess of net
    investment income of ($1,146,878) and ($53,607), respectively]               $869,555,661               $758,690,539
                                                                                 ============               ============

    The accompanying notes are an integral part of the financial statements.

                   Mellon Institutional Funds Investment Trust
                 The Boston Company International Small Cap Fund

                              Financial Highlights
--------------------------------------------------------------------------------

                                                                      For the
                                                                  Six Months Ended
                                                                   March 31, 2007     Year Ended September 30,
                                                                                      ------------------------
                                                                    (Unaudited)          2006          2005
                                                                  ----------------    --------       --------
Net Asset Value, Beginning of Period                                $    24.03        $  20.84       $  15.93
                                                                    ----------        --------       --------
From Investment Operations:
  Net investment income* (a)                                              0.00(b)         0.18           0.23
  Net realized and unrealized gains
    (loss) on investments                                                 4.32            4.52           5.86
                                                                    ----------        --------       --------
Total from operations                                                     4.32            4.70           6.09
                                                                    ----------        --------       --------
Less Distributions to Shareholders:
  From net investment income                                             (0.04)          (0.19)         (0.17)
  From net realized gains on investments                                 (2.72)          (1.32)         (1.01)
                                                                    ----------        --------       --------
Total distributions to shareholders                                      (2.76)          (1.51)         (1.18)
                                                                    ----------        --------       --------
Net Asset Value, End of Period                                      $    25.59        $  24.03       $  20.84
                                                                    ==========        ========       ========
Total Return                                                             18.57%(h)       23.72%         40.20%

Ratios/Supplemental data:
  Expenses (to average daily net assets)* (d)                             1.11%(e)        1.11%          1.16%
  Net Investment Income (to average daily net assets)*                    0.00%(e)(f)     0.79%          1.26%
  Portfolio Turnover                                                       N/A             N/A            N/A
  Net Assets, End of Period (000's omitted)                         $  869,556        $758,691       $524,910



                                                                        Year Ended September 30,
                                                                        ------------------------
                                                                  2004          2003             2002
                                                                --------      --------        ----------
Net Asset Value, Beginning of Period                            $  12.05      $   8.91        $     8.55
                                                                --------      --------        ----------
From Investment Operations:
  Net investment income* (a)                                        0.14          0.10              0.09
  Net realized and unrealized gains
    (loss) on investments                                           3.86          3.13              0.38
                                                                --------      --------        ----------
Total from operations                                               4.00          3.23              0.47
                                                                --------      --------        ----------
Less Distributions to Shareholders:
  From net investment income                                       (0.12)        (0.09)            (0.11)
  From net realized gains on investments                              --            --                --
                                                                --------      --------        ----------
Total distributions to shareholders                                (0.12)        (0.09)            (0.11)
                                                                --------      --------        ----------
Net Asset Value, End of Period                                  $  15.93      $  12.05        $     8.91
                                                                ========      ========        ==========
Total Return                                                       33.35%        36.47%(c)          5.39%(c)

Ratios/Supplemental data:
  Expenses (to average daily net assets)* (d)                       1.27%         1.39%             1.25%
  Net Investment Income (to average daily net assets)*              0.99%         1.01%             0.96%
  Portfolio Turnover                                                 N/A            15%(g)            69%(g)
  Net Assets, End of Period (000's omitted)                     $212,032      $ 89,570        $   33,770

-----------
* The investment advisor voluntarily agreed not to impose a portion of its investment advisory fee and/or reimbursed the Fund for all or a portion of its operating expenses. If this voluntary action had not been taken, the investment income per share and the ratios without waivers and reimbursement would have been:

     Net investment income per share (a)         N/A      N/A      N/A      N/A     $ 0.08     $  0.04
     Ratios (to average daily net assets):
       Expenses (d)                              N/A      N/A      N/A      N/A       1.65%       1.82%
       Net investment income                     N/A      N/A      N/A      N/A       0.75%       0.39%


(a)  Calculated based on average shares outstanding.
(b)  Amount represents less than $.01 per share.
(c)  Total return would have been lower in the absence of expense waivers.
(d)  Includes the Fund's share of the Portfolio's allocated expenses.
(e)  Calculated on an annualized basis.
(f)  Amount represents less than .01%.
(g) Portfolio turnover represents activity while the Fund was investing directly in securities until January 23, 2003. The portfolio turnover for the period since the Fund transferred substantially all of its investable assets to the Portfolio is shown in the Portfolio's financial statements which are included elsewhere in this report.
(h)  Not annualized.

    The accompanying notes are an integral part of the financial statements.

                   Mellon Institutional Funds Investment Trust
                 The Boston Company International Small Cap Fund

                    Notes to Financial Statements (Unaudited)
--------------------------------------------------------------------------------

(1)  Organization and Significant Accounting Policies:

     Mellon Institutional Funds Investment Trust (the "Trust") is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end, management investment company. The Boston Company International Small Cap Fund (the "Fund") is a separate diversified investment series of the Trust.

     The object of the Fund is to achieve long-term growth of capital. The Fund invests all of its investable assets in an interest of The Boston Company International Small Cap Portfolio (the "Portfolio"), a subtrust of Mellon Institutional Funds Master Portfolio (the "Portfolio Trust"), which is organized as a New York trust, and has the same investment objective as the Fund. The Portfolio seeks to achieve its objective by investing, under normal circumstances, at least 80% of net assets in equity securities of companies represented in the Citigroup World Extended Market Ex. U.S. (EMI Ex-U.S.) Index. The value of the Fund's investment in the Portfolio reflects the Fund's proportionate interest in the net assets of the Portfolio. As of March 31, 2007 the Fund owned 69% of the Portfolio's net assets. The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio are included elsewhere in this report and should be read in conjunction with the Fund's financial statements.

     The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

     A.   Investment security valuations

     Fund shares are valued as of the close of regular trading (normally 4:00 p.m., Eastern Time) on each day that the New York Stock Exchange ("NYSE") is open. The Fund records its investments in the Portfolio at value. The Portfolio values its securities at value as discussed in Note 1A of the Portfolio's Notes to Financial Statements, which are included elsewhere in this report.

     B.   Securities transactions and income

     The Fund's investment in the Portfolio is recorded on settlement date. The Portfolio's securities transactions are recorded as of the trade date as discussed in Note 1B of the Portfolio's Notes to Financial Statements, which are included elsewhere in this report. Currently, the Fund's net investment income consists of the Fund's pro rata share of the net investment income of the Portfolio, less all expenses of the Fund determined in accordance with accounting principles generally accepted in the United States of America. All realized and unrealized gains and losses of the Fund represent pro rata shares of gains and losses of the Portfolio.

     C.   Distributions to shareholders

     Distributions to shareholders are recorded on the ex-dividend date. The Fund's distributions from capital gains, if any, after reduction of capital losses are declared and distributed at least annually. In determining the amounts of its dividends, the Fund will take into account its share of the income, gains or losses, expenses, and any other tax items of the Portfolio. Dividends from net investment income and distributions from capital gains, if any, are reinvested in additional shares of the Fund unless a shareholder elects to receive them in cash.

     Income and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences which may result in reclassifications, are primarily due to differing treatments for foreign currency transactions and losses deferred due to wash sales

     Permanent book and tax basis differences relating to shareholder distributions result in reclassifications among undistributed net investment income(loss), accumulated net realized gain (loss) and paid in capital. Undistributed net investment income (loss) and accumulated net realized gain (loss) on investments may include temporary book and tax basis differences which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.

     Section 988 of the Internal Revenue Code provides that gains or losses on certain transactions attributable to fluctuations in foreign currency exchange rates must be treated as ordinary income or loss. For financial statement purposes, such amounts are included in net realized gains or losses.

     D.   Expenses

     The majority of expenses of the Trust or Portfolio Trust are directly identifiable to an individual fund or portfolio. Expenses which are not readily identifiable to a specific fund or portfolio are allocated among funds of the Trust and/or portfolios of the Portfolio Trust taking into consideration, among other things, the nature and type of expense and the relative size of the funds or portfolios.

                   Mellon Institutional Funds Investment Trust
                 The Boston Company International Small Cap Fund

                    Notes to Financial Statements (Unaudited)
--------------------------------------------------------------------------------
     E.   Commitments and contingencies

     In the normal course of business, the Fund may enter into contracts and agreements that contain a variety of representations and warranties, which provide general indemnifications. The maximum exposure to the Fund under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risks of loss to be remote.

     F.   New Accounting Requirements

     In July 2006, the Financial Accounting Standards Board ("FASB") issued Interpretation No. 48 ("FIN 48"), "Accounting for Uncertainty in Income Taxes - an Interpretation of FASB Statement No. 109" (the "Interpretation"). The Interpretation establishes for all entities, including pass-through entities such as the Portfolio, a minimum threshold for financial statement recognition of the benefit of positions taken in filing tax returns (including whether an entity is taxable in a particular jurisdiction), and requires certain expanded tax disclosures. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. At this time, management is evaluating the implications of FIN 48 and its impact, if any, in the financial statements has not yet been determined.

     In addition, on September 20, 2006, FASB released Statement of Financial Accounting Standards No. 157 "Fair Value Measurements" ("FAS 157"). FAS 157 establishes an authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair-value measurements. The application of FAS 157 is required for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. At this time, management is evaluating the implications of FAS 157 and its impact, if any, in the financial statements has not yet been determined.

(2)  Investment Advisory Fee and Other Transactions With Affiliates:

     The Fund does not directly pay any investment advisory fees, but indirectly bears its pro rata share of the compensation paid by the Portfolio to The Boston Company Asset Management, LLC ("TBCAM"), a wholly-owned subsidiary of Mellon Financial Corporation, for such services. See Note 2 of the Portfolio's Notes to Financial Statements, which are included elsewhere in this report.

     On December 4, 2006, Mellon Financial Corporation ("MFC") and The Bank of New York Company, Inc. ("BNY") announced that they had entered into a definitive agreement to merge. The new company will be called The Bank of New York Mellon Corporation. As part of this transaction, TBCAM would become an indirect wholly-owned subsidiary of The Bank of New York Mellon Corporation. The transaction is subject to certain regulatory approvals and the approval of BNY's and MFC's shareholders, as well as other customary conditions to closing. Subject to such approvals and the satisfaction of the other conditions, MFC and BNY expect the transaction to be completed in the third quarter of 2007.

     The Trust entered into an agreement with Dreyfus Transfer, Inc., a wholly-owned subsidiary of The Dreyfus Corporation, a wholly-owned subsidiary of Mellon Financial Corporation and an affiliate of TBCAM, to provide personnel and facilities to perform transfer agency and certain shareholder services for the Fund. For these services, the Fund pays Dreyfus Transfer, Inc. a fixed fee plus per account and transaction based fees, as well as out-of-pocket expenses. Pursuant to this agreement, the Fund was charged $24,702 for the six months ended March 31, 2007.

     The Trust reimburses Mellon Asset Management for a portion of the salary of the Trust's Chief Compliance Officer. For the six months ended March 31, 2007, the Fund was charged $2,111, which is included as miscellaneous expenses in the statement of operations. No other director, officer or employee of TBCAM or its affiliates receives any compensation from the Trust or the Portfolio Trust for serving as an officer or Trustee of the Trust. The Fund pays each Trustee who is not a director, officer or employee of TBCAM or its affiliates an annual fee.

     The Trust has contracted Mellon Investor Services LLC, a wholly owned subsidiary of Mellon Financial Corporation and an affiliate of TBCAM, to provide printing and fulfillment services for the Fund. Pursuant to this agreement, the Fund was charged $3,500, which is included as miscellaneous expenses in the statement of operations, for the six months ended March 31, 2007.

     The Fund pays administrative service fees. These fees are paid to affiliated or unaffiliated retirement plans, omnibus accounts and platform administrators and other entities ("Plan Administrators") that provide record keeping and/or other administrative support services to accounts, retirement plans and their participants. As compensation for such services, the Fund may pay each Plan Administrator an administrative service fee in an amount of up to 0.15% (on an annualized basis) of the Fund's average daily net assets attributable to Fund shares that are held in accounts serviced by such Plan Administrator. The Fund's adviser or its affiliates may pay additional compensation from their own resources to Plan Administrators and other entities for administrative services, as well as in consideration of marketing or other distribution-related services. These payments may provide an incentive for these entities to actively promote the Fund or cooperate with the distributor's promotional efforts. For the six months ended March 31, 2007, the Fund was charged $55,726 for fees payable to Mellon Private Wealth Management.

                   Mellon Institutional Funds Investment Trust
                 The Boston Company International Small Cap Fund

                    Notes to Financial Statements (Unaudited)
--------------------------------------------------------------------------------

(3)  Investment Transactions

     Increases and decreases in the Fund's investment in the Portfolio for the six months ended March 31, 2007 aggregated $108,750,979 and $136,762,398, respectively. The Fund receives a proportionate share of the Portfolio's income, expense and realized and unrealized gains and losses based on applicable tax allocation rules. Book/tax differences arise when changes in proportionate interest for funds investing in the Portfolio occur.

(4)  Shares of Beneficial Interest

     The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest having a par value of one cent per share. Transactions in Fund shares were as follows:

                                                   For the                  For the
                                               Six Months Ended            Year Ended
                                                March 31, 2007         September 30, 2006
                                               ----------------        ------------------
     Shares sold                                   2,081,455               9,977,957
     Shares issued to shareholders in
       reinvestment of distributions               2,343,003               1,232,495
     Shares redeemed                              (2,010,181)             (4,831,166)
                                                  ----------              ----------
     Net increase (decrease)                       2,414,277               6,379,286
                                                  ==========              ==========

     At March 31, 2007, three shareholders of record held, in the aggregate, approximately 38% of the total outstanding shares of the Fund. Investment activities of these shareholders could have a material impact on the Fund.

     The Fund imposes a redemption fee of 2% of the net asset value of the shares, with certain exceptions, which are redeemed or exchanged less than 30 days from the day of their purchase. The redemption fee is paid directly to the Fund, and is designed to offset brokerage commissions, market impact, and other costs associated with short-term trading in the Fund. The fee does not apply to shares that are acquired through reinvestment of distributions. For the six months ended March 31, 2007, the received $2,683 in redemption fees and is reflected in the cost of shares redeemed.

(5)  Federal Taxes:

     Each year, the Fund intends to qualify as a "regulated investment company" under Subchapter M of the Code. As such and by complying with the applicable provisions of the Code regarding the sources of its income, the timely distributions of its income to its shareholders, and the diversification of its assets, the Fund will not be subject to U.S. federal income tax on its investment company taxable income and net capital gain which are distributed to shareholders.

     See the corresponding master portfolio for tax basis unrealized appreciation (depreciation) information.

                   Mellon Institutional Funds Master Portfolio
              The Boston Company International Small Cap Portfolio

               Schedule of Investments--March 31, 2007 (Unaudited)
--------------------------------------------------------------------------------

                                                                       Value
Security                                         Shares              (Note 1A)
--------------------------------------------------------------------------------
UNAFFILIATED INVESTMENTS--98.6%

COMMON EQUITIES--96.6%

Australia--4.2%
Australian Worldwide Exploration Ltd.           1,819,200        $  4,192,365
Babcock & Brown Ltd.                              259,600           5,766,298
Challenger Financial Services Group Ltd.        1,348,100           5,199,651
Cochlear Ltd.                                      84,100           4,401,171
Computershare Ltd.                                438,700           3,848,851
Downer EDI Ltd.                                   760,100           4,191,687
Goodman Fielder Ltd.                            2,568,500           5,067,609
Incitec Pivot Ltd.                                147,800           5,915,798
Jubilee Mines NL                                  216,595           3,068,430
Pacific Brands Ltd.                             1,971,800           4,894,800
Record Investments Ltd.                           615,100           5,570,542
                                                                 ------------
                                                                   52,117,202
                                                                 ------------
Austria--1.2%
Andritz AG                                         22,200           5,568,034
Boehler-Uddeholm                                   95,340           9,168,199
                                                                 ------------
                                                                   14,736,233
                                                                 ------------
Belgium--2.2%
Colruyt SA                                         20,800           4,759,074
Mobistar SA                                        74,900           6,332,307
NV Union Miniere SA                                47,860           8,507,994
Omega Pharma SA                                    50,200           3,865,937
Telenet Group Holding NV                          133,100           4,291,328
                                                                 ------------
                                                                   27,756,640
                                                                 ------------
Canada--5.5%
Astral Media, Inc.                                143,700           5,009,953
Axcan Pharma, Inc. (a)                            228,100           3,772,682
Canaccord Captial, Inc.                           231,200           4,430,899
Gildan Activewear, Inc. (a)                        77,400           4,560,042
Inmet Mining Corp.                                217,300          11,926,837
Kingsway Financial Services                       198,900           3,723,990
MEGA Brands, Inc. (a)                             159,000           3,526,599
Methanex Corp.                                    166,900           3,722,064
Metro, Inc.                                       140,000           4,427,309
Northbridge Financial                             104,500           2,954,284
Quebecor, Inc.                                    149,800           5,029,241
Sherritt International Corp.                      524,500           7,552,582
Trican Well Service Ltd.                          202,500           3,991,401
WestJet Airlines Ltd. (a)                         330,300           4,421,361
                                                                  -----------
                                                                   69,049,244
                                                                 ------------

    The accompanying notes are an integral part of the financial statements.

                   Mellon Institutional Funds Master Portfolio
              The Boston Company International Small Cap Portfolio

               Schedule of Investments--March 31, 2007 (Unaudited)
--------------------------------------------------------------------------------

                                                                     Value
Security                                           Shares          (Note 1A)
--------------------------------------------------------------------------------
Denmark--0.4%
Sydbank A/S                                        82,200       $   4,422,366
                                                                -------------
Finland--2.8%
Cargotec Corp.                                     73,000           4,407,921
Elisa Oyj                                         115,300           3,340,145
KCI Konecranes Oyj                                198,900           6,667,836
Nokian Renkaat Oyj                                162,100           4,438,266
Rautaruukki Oyj                                   256,200          11,938,685
Wartsila Oyj                                       74,600           4,612,139
                                                                -------------
                                                                   35,404,992
                                                                -------------
France--9.1%
Air France-KLM                                    130,400           5,947,641
Alstom                                             29,200           3,788,803
Bonduelle S.C.A                                    29,800           3,438,000
Ciments Francais                                   34,250           7,220,738
CNP Assurances                                     54,140           6,303,932
Compagnie Generale de Geophysique SA (a)           36,000           7,548,811
Compagnie Generale des Etablissements Michelin     58,600           6,470,263
Euler Hermes SA                                    69,860           9,838,081
Eutelsat Communications                           184,400           4,167,136
Groupe Steria SCA                                  65,300           4,274,391
Icade                                              72,200           5,303,668
Iliad SA                                           44,900           4,673,341
Ipsen SA                                           81,400           3,997,555
Natixis                                           208,800           5,078,282
Nexans SA                                          67,430           8,915,891
Nexity                                             62,700           5,342,747
Pierre & Vacances                                  32,600           4,484,678
Pinguely-Haulotte                                 165,400           5,299,589
Rhodia SA                                       1,011,600           3,715,506
Silicon-On-Insulator Technologies (SOITEC) (a)    135,500           3,232,192
Sodexho Alliance SA                                74,900           5,482,997
                                                                -------------
                                                                  114,524,242
Germany--7.4%                                                   -------------
Aareal Bank AG                                    170,300           8,233,787
Deutsche Boerse AG                                 53,870          12,339,214
Deutsche Postbank AG                               71,590           6,240,830
Hannover Rueckversicheru                           80,800           3,599,015
Hypo Real Estate Holding                           76,290           4,864,368
IKB Deutsche Industriebank AG                      94,700           3,775,467
Lanxess                                           116,900           6,020,436
Leoni AG                                           33,690           1,387,238
Man AG                                             72,500           8,433,980


    The accompanying notes are an integral part of the financial statements.

                   Mellon Institutional Funds Master Portfolio
              The Boston Company International Small Cap Portfolio

               Schedule of Investments--March 31, 2007 (Unaudited)

                                                                       Value
Security                                          Shares             (Note 1A)
--------------------------------------------------------------------------------
Germany (continued)
MPC Capital AG                                     19,815          $  1,674,964
MTU Aero Engines Holding AG                       112,600             6,735,904
Salzgitter AG                                      54,300             7,928,223
Software AG                                        75,860             6,475,273
Stada Arzneimittel AG                             114,260             6,935,927
Vivacon AG                                        100,600             3,641,193
Wincor Nixdorf AG                                  53,440             4,979,083
                                                                   ------------
                                                                     93,264,902
                                                                   ------------
Hong Kong--1.1%
Hengan International Group Co., Ltd.            2,151,400             6,305,699
Wing Hang Bank Ltd.                               557,900             6,869,230
                                                                   ------------
                                                                     13,174,929
                                                                   ------------
Ireland--0.9%
Grafton Group PLC (a)                             296,570             4,456,113
IAWS Group PLC                                    283,000             6,576,762
                                                                   ------------
                                                                     11,032,875
                                                                   ------------
Italy--5.2%
Asm Brescia Spa                                   987,900             6,382,787
Azimut Holding Spa                                473,900             6,993,996
Banca de Firenze                                  629,220             4,659,942
Banca Popolare di Milano Scarl (BPM)              380,500             5,889,989
Cementir Spa                                      414,800             5,260,295
Credito Emiliano Spa                              388,900             6,118,707
Fondiaria-Sai Spa                                 120,440             5,528,747
INDESIT COMPANY Spa                               182,200             3,893,541
Mediolanum Spa                                    443,800             3,597,927
Milano Assicurazioni Spa                          696,750             6,016,195
Pirelli & C Real Estate                            80,500             6,105,822
Recordati Spa                                     597,440             4,751,738
                                                                   ------------
                                                                     65,199,686
                                                                   ------------
Japan--15.5%
Alpine Electronics, Inc.                          218,200             3,925,859
Ardepro Co., Ltd.                                   9,600             3,446,321
Asahi Pretec Corp.                                201,900             5,071,917
Chiyoda Integre Co., Ltd.                         103,500             2,433,124
Comsys Holdings Corp.                             266,000             2,855,724
Dainippon Screen Manufacturing Co., Ltd.          539,900             4,082,584
EXEDY Corp.                                       209,200             5,965,476
Fuji Machine Mfg. Co., Ltd.                        45,400               737,081
Gigas K's Denki Corp.                             196,800             5,244,437
Goldcrest Co., Ltd.                                85,340             4,693,229
Hisamitsu Pharmaceutical Co., Ltd.                137,400             4,057,982
Hitachi Construction Machinery Co., Ltd.          192,600             5,214,241
Hitachi High-Technologies Corp.                   181,100             4,949,011

    The accompanying notes are an integral part of the financial statements.

                   Mellon Institutional Funds Master Portfolio
              The Boston Company International Small Cap Portfolio

               Schedule of Investments--March 31, 2007 (Unaudited)
--------------------------------------------------------------------------------

                                                                       Value
Security                                          Shares             (Note 1A)
--------------------------------------------------------------------------------
Japan (continued)
Hogy Medical Co., Ltd.                             79,400          $  3,712,925
Izumi Co. Ltdronics, Inc.                         361,000             6,709,582
Joint Corp.                                       183,500             6,976,831
Kansai Paint Co., Ltd.                            488,000             4,170,551
Keihin Corp. (a)                                  157,300             3,571,056
Kenedix, Inc.                                       2,047            10,458,236
Kintetsu World Express, Inc.                      130,200             4,618,824
Kyowa Exeo Corp.                                  476,000             5,219,316
Makita Corp.                                      119,500             4,431,936
Meiji Dairies Corp.                               744,959             5,848,146
Mitsubishi Gas Chemical Co., Inc.                 472,400             4,530,357
Mori Seiki Co., Ltd.                              221,800             5,280,056
Nichirei Corp.                                    650,000             3,800,815
Nippon Chemi-Con Corp.                            438,000             3,891,929
Nippon Suisan Kaisha Ltd.                         564,000             3,690,435
Nippon System Development Co., Ltd.               306,000             4,736,858
Nissin Kogyo Co., Ltd.                            301,200             7,387,490
Nitto Boseki Co., Ltd.                          1,379,000             5,044,123
NTN Corp.                                         618,000             5,349,741
Suruga Bank Ltd.                                  530,000             6,908,937
Taiyo Nippon Sanso Corp.                          595,000             5,372,825
Takeuchi MFG. Co., Ltd.                            81,400             3,391,955
Toho Pharmaceutical Co., LTD.                     256,500             4,636,722
Tosoh Corp.                                     1,027,000             5,290,580
Ube Industries, Ltd.                            1,228,000             3,897,751
Ulvac, Inc.                                       150,200             4,537,995
Urban Corp.                                       245,500             3,606,556
Yaskawa Electric Corp.                            386,000             4,560,061
                                                                   ------------
                                                                    194,309,575
                                                                   ------------
Luxembourg--0.3%
Oriflame Cosmetics SA SDR                          92,200             3,553,725
                                                                   ------------
Netherlands--4.7%
Aalberts Industries NV                             84,320             8,326,960
Endemol NV                                        167,100             5,220,151
Fugro NV                                          161,700             8,206,728
Randstad Holding N.V                               53,900             4,179,672
SBM Offshore NV                                   169,260             6,101,458
Sligro Food Group NV                               50,900             3,934,121
SNS Reaal                                         161,200             3,726,821
TomTom NV                                         109,600             4,466,108
Univar NV                                         105,100             5,829,631
USG People NV                                     110,600             4,561,512
Wolters Kluwer NV                                 165,200             4,955,600
                                                                   ------------
                                                                     59,508,762
                                                                   ------------

    The accompanying notes are an integral part of the financial statements.

                   Mellon Institutional Funds Master Portfolio
              The Boston Company International Small Cap Portfolio

               Schedule of Investments--March 31, 2007 (Unaudited)
--------------------------------------------------------------------------------

                                                                       Value
Security                                          Shares             (Note 1A)
--------------------------------------------------------------------------------
Norway--2.2%
Aker Yards AS                                     242,500          $  4,190,737
Ementor ASA (a)                                   799,800             7,009,554
Tandberg ASA (a)                                  260,600             5,447,127
TGS Nopec Geophysical Co. ASA (a)                 470,900            10,889,160
                                                                   ------------
                                                                     27,536,578
                                                                   ------------
Portugal--0.4%
Banco BPI SA                                      555,950             4,826,424
                                                                   ------------

Singapore--0.6%
United Test and Assembly Center Ltd.            7,101,000             4,261,349
Wing Tai Holdings, Ltd.                         1,783,800             3,740,757
                                                                   ------------
                                                                      8,002,106
                                                                   ------------
South Korea--3.0%
Daegu Bank                                        162,800             2,960,000
GS Engineering and Construction Corp.              65,000             5,819,245
Hite Brewery Co., Ltd.                             37,400             4,473,684
Honam Petrochemical Corp.                          48,800             4,228,814
Hyundai Mipo Dockyard                              53,200             9,814,141
Jusung Engineering Co., Ltd.                      396,100             4,716,980
Korea Zinc Co., Ltd.                               56,900             6,080,223
                                                                   ------------
                                                                     38,093,087
                                                                   ------------
Spain--3.0%
Abengoa SA                                        103,800             4,300,466
Banco Pastor SA                                   216,400             4,985,661
Bolsas y Mercados Espanoles                       109,300             5,356,046
Ebro Puleva SA                                    192,900             4,552,450
Fomento de Construcciones y Contratas SA           64,100             6,587,840
Sol Melia SA                                      270,900             6,512,653
Union Fenosa SA                                    95,600             5,154,577
                                                                   ------------
                                                                     37,449,693
                                                                   ------------
Sweden--1.2%
Alfa Laval AB                                     102,900             5,337,336
Getinge AB                                        180,000             4,100,815
NCC AB                                            194,100             6,243,706
                                                                   ------------
                                                                     15,681,857
                                                                   ------------
Switzerland--6.3%
Actelion Limited (a)                               55,060            12,832,836
Barry Callebaut AG (a)                             11,700             8,703,036
Galenica Holding AG                                13,800             4,383,115
Georg Fischer AG (a)                               10,600             7,675,471
Julius Baer Holding Ltd.                           72,800             9,931,902
Kudelski SA                                       123,300             4,342,335
Rieter Holding AG                                  13,060             6,506,895
Sika AG                                             6,200            10,534,847

    The accompanying notes are an integral part of the financial statements.

                   Mellon Institutional Funds Master Portfolio
              The Boston Company International Small Cap Portfolio

               Schedule of Investments--March 31, 2007 (Unaudited)
--------------------------------------------------------------------------------

                                                                       Value
Security                                          Shares             (Note 1A)
--------------------------------------------------------------------------------
Switzerland (continued)
Sulzer AG                                           3,579          $  5,027,033
The Swatch Group AG                                23,650             6,251,594
Valora Holding AG                                  11,210             3,205,361
                                                                   ------------
                                                                     79,394,425
                                                                   ------------
Ukraine--0.7%
Michael Page International PLC                    880,200             9,272,340
                                                                   ------------
United Kingdom--18.7%
Admiral Group PLC                                 165,100             3,731,776
Aegis Group PLC                                 1,269,600             3,746,336
Amlin PLC                                         889,300             4,959,637
Ashtead Group PLC                               1,128,300             3,351,584
Barratt Developments PLC                          255,320             5,550,034
British Airways PLC (a)                           813,800             7,780,410
Burren Energy PLC                                 521,600             8,198,471
Cattles PLC                                       694,100             5,591,450
Charter PLC (a)                                   430,310             7,512,739
Chemring Group PLC                                179,900             6,571,910
Close Brothers Group PLC                          355,460             7,083,513
Cookson Group PLC                                 527,700             6,451,738
Crest Nicholson                                   411,800             5,018,526
Croda International PLC                           675,000             8,471,747
Daily Mail and General Trust PLC                  412,700             6,592,331
Dairy Crest Group PLC                             376,000             4,929,882
DS Smith PLC                                    1,550,800             6,826,017
Enterprise Inn PLC (a)                            525,500             6,910,710
Greene King PLC                                   243,523             5,284,015
Inchcape PLC                                      699,600             7,851,524
Informa PLC                                       683,100             8,170,269
International Power PLC                         1,325,100            10,335,711
Interserve PLC                                    458,800             4,393,169
John Wood Group PLC                             1,257,600             6,648,743
Kelda Group PLC                                   441,000             8,137,480
Kier Group PLC                                    122,310             5,777,004
LogicaCMG PLC                                   1,171,900             4,103,544
Mcbride PLC                                       904,500             4,265,949
Morgan Sindall PLC                                173,900             4,286,464
N Brown Group PLC (a)                             582,033             3,712,585
Next PLC                                          164,700             7,286,711
Persimmon PLC                                     173,010             4,785,255
Petrofac Ltd.                                     888,700             7,696,673
Regus Group PLC                                 1,715,900             5,004,206
Restaurant Group PLC                              747,514             5,367,360
Savills PLC                                       552,800             7,199,039
SIG PLC                                           171,130             4,268,683

    The accompanying notes are an integral part of the financial statements.

                   Mellon Institutional Funds Master Portfolio
              The Boston Company International Small Cap Portfolio

               Schedule of Investments--March 31, 2007 (Unaudited)
--------------------------------------------------------------------------------

                                                                                                              Value
Security                                                                                       Shares       (Note 1A)
-------------------------------------------------------------------------------------------------------------------------------
United Kingdom (continued)
Speedy Hire PLC                                                                               187,630     $    4,318,537
Sthree PLC                                                                                    460,300          3,938,934
The Carphone Warehouse PLC                                                                    506,430          2,757,119
                                                                                                          --------------
                                                                                                             234,867,785
                                                                                                          --------------
TOTAL COMMON EQUITIES (Cost $939,013,627)                                                                  1,213,179,668
                                                                                                          --------------
PREFERRED STOCKS--1.9%
Germany--1.9%
Fresenius AG                                                                                  126,000         10,029,822
Fuchs Petrolub AG                                                                              46,500          4,076,598
Hugo Boss AG                                                                                   87,000          5,054,578
ProSieben Sat.1 Media AG                                                                      127,500          4,500,745
                                                                                                          --------------
TOTAL PREFERRED STOCKS (Cost $15,947,860)                                                                     23,661,743
                                                                                                          --------------
SHORT-TERM INVESTMENTS--0.1%                                        Rate       Maturity     Par Value
                                                                    ----       --------     ---------
U.S. Government--0.1%
U.S. Treasury Bill (b) (c) (Cost $653,274)                          4.89%      6/14/2007      660,000            653,455
                                                                                                          --------------
TOTAL UNAFFILIATED INVESTMENTS (Cost $955,614,761)                                                         1,237,494,866
                                                                                                          --------------

AFFILIATED INVESTMENTS--0.9%                                                                  Shares
                                                                                              ------
Dreyfus Institutional Preferred Plus Money Market Fund (d)
 (Cost $11,216,571)                                                                          11,216,571       11,216,571
                                                                                                          --------------
TOTAL INVESTMENTS--99.5% (Cost $966,831,332)                                                               1,248,711,437
                                                                                                          --------------
OTHER ASSETS, LESS LIABILITIES--0.5%                                                                           6,358,749
                                                                                                          --------------
NET ASSETS--100%                                                                                          $1,255,070,186
                                                                                                          ==============

Notes to Schedule of Investments:
(a)  Non-income producing security.
(b)  Denotes all or part of security segretated as collateral for futures transactions.
(c)  Rate noted is yield to maturity.
(d)  Affiliated institutional money market fund.

    The accompanying notes are an integral part of the financial statements.

                   Mellon Institutional Funds Master Portfolio
              The Boston Company International Small Cap Portfolio

               Schedule of Investments--March 31, 2007 (Unaudited)
--------------------------------------------------------------------------------

At March 31, 2007 the Portfolio held the following forward foreign currency exchange contracts:

                              Local
                              Principal      Contract      Value at          USD Amount     Unrealized
Contracts to Receive          Amount         Value Date    March 31, 2007    to Deliver     Appreciation
-------------------------------------------------------------------------------------------------------------
Austrailian Dollar            3,914,657      4/2/2007      $3,165,118        $3,158,737      $  6,381
British Pound                 1,935,185      4/2/2007       3,806,871         3,797,801         9,070
Singapore Dollar                529,756      4/2/2007         349,418           349,190           228
                                                           ----------        ----------     ---------
                                                           $7,321,407        $7,305,728      $ 15,679
                                                           ==========        ==========     =========

                              Local
                              Principal      Contract      Value at          USD Amount     Unrealized
Contracts to Deliver          Amount         Value Date    March 31, 2007    to Receive     (Depreciation)
-------------------------------------------------------------------------------------------------------------
Japanese Yen                  184,061,601    4/2/2007      $1,562,781        $1,560,241     $ (2,540)
Swiss Franc                     4,102,896    4/2/2007       3,376,910         3,369,105       (7,805)
                                                           ----------        ----------     ---------
                                                           $4,939,691        $4,929,346     $ 10,345)
                                                           ==========        ==========     =========

At March 31, 2007 the Portfolio held the following futures contracts:

                                                                  Underlying Face    Unrealized
Contract                            Position    Expiration Date   Amount at Value   Appreciation
--------------------------------------------------------------------------------------------------
MSCI Pan-Euro (400 Contracts)       Long        6/15/2007         $12,313,372       $641,332
Topix Futures (25 Contracts)        Long        6/7/2007            3,639,803         35,950
                                                                                    --------
                                                                                    $677,282
                                                                                    ========

                                                            Percentage of
Economic Sector Allocation                                   Net Assets
-------------------------------------------------------------------------
Consumer Discretionary                                          18.0%
Consumer Staples                                                 6.4
Energy                                                           5.1
Financials                                                      20.2
Health Care                                                      5.7
Industrials                                                     21.3
Information Technology                                           5.9
Materials                                                       11.9
Telecommunication Services                                       1.7
Utilities                                                        2.4
Short-term and Other Assets                                      1.4
                                                               -----
                                                               100.0%

    The accompanying notes are an integral part of the financial statements.

                   Mellon Institutional Funds Master Portfolio
              The Boston Company International Small Cap Portfolio

                       Statement of Assets and Liabilities
                           March 31, 2007 (Unaudited)
--------------------------------------------------------------------------------

Assets
 Investments in securities (Note 1A)
  Unaffiliated issuers, at value (cost $955,614,761)                                                      $1,237,494,866
  Affiliated issuers, at value (Note 1H) (cost $11,216,571)                                                   11,216,571
 Receivable for investments sold                                                                              11,461,969
 Foreign currency, at value (identified cost, $5,333,052)                                                      5,367,138
 Interest and dividends receivable                                                                             3,232,096
 Unrealized appreciation on forward foreign currency exchange contracts (Note 5)                                  15,679
 Prepaid expenses                                                                                                 30,347
                                                                                                          --------------
  Total assets                                                                                             1,268,818,666
Liabilities
 Payable for investments purchased                                                  $   13,579,016
 Accrued accounting, administration and custody fees (Note 2)                              114,996
 Accrued trustees' fees and expenses (Note 2)                                               21,776
 Accrued professional fees                                                                  17,272
 Unrealized depreciation on forward currency exchange contracts (Note 5)                    10,345
 Payable for variation margin on open financial futures contracts (Note 5)                   2,537
 Other accrued expenses and liabilities                                                      2,538
                                                                                    --------------
  Total liabilities                                                                                           13,748,480
                                                                                                          --------------
Net Assets (applicable to investors' beneficial interest)                                                 $1,255,070,186
                                                                                                          ==============

    The accompanying notes are an integral part of the financial statements.

                   Mellon Institutional Funds Master Portfolio
              The Boston Company International Small Cap Portfolio

                             Statement of Operations
               For the Six Months Ended March 31, 2007 (Unaudited)
--------------------------------------------------------------------------------

Investment Income (Note 1B)
  Dividend income (net of foreign withholding taxes of $579,409)                                          $    6,065,250
  Dividend income from affiliated investments (Note 1H)                                                          387,803
  Interest income                                                                                                 60,599
  Securitiy lending income (Note 6)                                                                              109,640
                                                                                                          --------------
   Total Investment Income                                                                                     6,623,292

Expenses
  Investment advisory fee (Note 2)                                                  $    5,921,630
  Accounting, administration and custody fees (Note 2)                                     358,203
  Trustees' fees and expenses (Note 2)                                                      40,499
  Professional fees                                                                         15,230
  Insurance expense                                                                         10,977
  Miscellaneous expenses                                                                     8,485
                                                                                    --------------
   Total expenses                                                                                             6,355,024
                                                                                                          -------------
    Net Investment income                                                                                       268,268
                                                                                                          -------------
Realized and Unrealized Gain (Loss)
  Net realized gain (loss) on:
   Investments                                                                         140,895,315
   Financial futures transactions                                                         (354,070)
   Foreign currency transactions and forward currency exchange transactions                (89,314)
                                                                                    --------------
    Net realized gain (loss)                                                                                140,451,931
  Change in unrealized appreciation (depreciation) on:
    Investments                                                                         59,074,852
    Financial futures contracts                                                            677,282
    Foreign currency translations and forward currency exchange contracts                   23,281
                                                                                    --------------
     Change in net unrealized appreciation (depreciation)                                                    59,775,415
                                                                                                          -------------
      Net realized and unrealized gain (loss)                                                               200,227,346
                                                                                                          -------------
Net Increase in Net Assets from Operations                                                                 $200,495,614
                                                                                                          =============

    The accompanying notes are an integral part of the financial statements.

                   Mellon Institutional Funds Master Portfolio
              The Boston Company International Small Cap Portfolio

                       Statements of Changes in Net Assets
--------------------------------------------------------------------------------

                                                                         For the
                                                                     Six Months Ended              For the
                                                                      March 31, 2007              Year Ended
                                                                       (Unaudited)            September 30, 2006
                                                                     ----------------         ------------------
Increase (Decrease) in Net Assets
From Operations
 Net investment income (loss)                                         $      268,268           $    8,188,084
 Net realized gain (loss)                                                140,451,931               89,220,862
 Change in net unrealized appreciation (depreciation)                     59,775,415               90,899,614
                                                                      --------------           --------------
 Net increase (decrease) in net assets from operations                   200,495,614              188,308,560
                                                                      --------------           --------------
Capital Transactions
 Contributions                                                           169,709,498              481,080,065
 Withdrawals                                                            (212,458,683)            (229,295,440)
                                                                      --------------           --------------
 Net increase (decrease) in net assets from capital transactions         (42,749,185)             251,784,625
                                                                      --------------           --------------
Total Increase (Decrease) in Net Assets                                  157,746,429              440,093,185

Net Assets
 At beginning of period                                                1,097,323,757              657,230,572
                                                                      --------------           --------------
 At end of period                                                     $1,255,070,186           $1,097,323,757
                                                                      ==============           ==============

    The accompanying notes are an integral part of the financial statements.

                   Mellon Institutional Funds Master Portfolio
              The Boston Company International Small Cap Portfolio

                              Financial Highlights
--------------------------------------------------------------------------------

                                                                                                                 For the Period
                                                            For the                                             January 28, 2003
                                                       Six Months Ended                                          (commencement
                                                         March 31 2007            Year Ended September 30,     of operations) to
                                                                              -----------------------------
                                                          (Unaudited)         2006          2005       2004   September 30, 2003
                                                       ----------------       ----          ----       ----   ------------------
Total Return (a)                                             18.61%(c)        23.75%       40.24%     33.42%      36.44%(b)(c)
Ratios/Supplemental Data:
  Expenses (to average daily net assets)*                     1.07%(d)         1.08%        1.12%      1.20%       1.46%(d)
  Net Investment Income (to average daily net assets)*        0.05%(d)         0.85%        1.32%      1.06%       1.29%(d)
  Portfolio Turnover                                            48%(c)           65%          50%        72%         46%(c)
  Net Assets, End of Year (000's omitted)               $1,255,070       $1,097,324     $657,231   $219,368     $89,545

------------
* For the periods indicated, the investment adviser voluntarily agreed not to impose all or a portion of its investment advisory fee and/ or reimbursed the Fund for a portion of its operating expenses. If this voluntary action had not been taken the ratios without waivers and reimbursement would have been: Ratios (to average daily net assets):

     Expenses                 N/A     N/A    N/A   N/A   1.49%(d)
     Net investment income    N/A     N/A    N/A   N/A   1.26%(d)

(a) Total return for the Portfolio has been calculated based on the total return for the invested Fund, assuming all distributions were reinvested, and adjusted for the difference in expenses as set out in the notes to the financial statements. Total return would have been lower in the absence of expense waivers.
(b)  Total return would have been lower in the absence of expense waivers.
(c)  Not annualized.
(d)  Calculated on an annualized basis.

    The accompanying notes are an integral part of the financial statements.

                   Mellon Institutional Funds Master Portfolio
              The Boston Company International Small Cap Portfolio


                    Notes to Financial Statements (Unaudited)
--------------------------------------------------------------------------------


(1)  Organization and Significant Accounting Policies:

     Mellon Institutional Funds Master Portfolio (the "Portfolio Trust") was organized as a master trust fund under the laws of the State of New York on January 18, 1996 and is registered under the Investment Company Act of 1940, as amended, as an open-end, management investment company. The Boston Company International Small Cap Portfolio (the "Portfolio") is a separate diversified investment series of the Portfolio Trust.

     The objective of the Portfolio is to achieve long-term growth of capital. The Portfolio seeks to achieve its objective by investing, under normal circumstances, at least 80% of net assets in equity securities of companies that are represented in the Citigroup World Extended Market Ex. U.S. (EMI Ex-U.S.) Index.

     At March 31, 2007, there were two funds, The Boston Company International Core Equity Fund and Dreyfus Premier International Small Cap Fund (the "Feeder Funds") invested in the Portfolio. The value of the Feeder Funds' investment in the Portfolio reflects the Feeder Funds' proportionate interests in the net assets of the Portfolio. At March 31, 2007, The Boston Company International Core Equity Fund (the "Fund") and the Dreyfus Premier International Small Cap Fund held approximately 69% and 31% interests in the Portfolio, respectively.

     The following is a summary of significant accounting policies followed by the Portfolio in the preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

     A. Investment security valuations

     Securities are valued at the last 2sale prices on the exchange or national securities market on which they are primarily traded. Securities not listed on an exchange or national securities market, or securities for which there were no reported transactions, are valued at the last calculated mean price (average of last bid and last offer). Securities that are fixed income securities, other than short-term instruments with less than sixty days remaining to maturity, for which market prices are readily available, are valued at their current market value on the basis of quotations, which may be furnished by a pricing service or dealers in such securities. Securities (including illiquid securities) for which quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Trustees. With respect to any portion of the Portfolio's assets that are invested in one or more open-end regulated investment companies ("RICs"), the Portfolio's net asset value ("NAV") will be calculated based upon the NAVs of such RICs.

     Exchange traded options and futures are valued at the settlement price determined by the relevant exchange. Non-exchange traded derivatives are normally valued on the basis of quotes obtained from brokers and dealers, including counterparties or pricing services.

     Because foreign markets may be open at different times than the New York Stock Exchange ("NYSE"), the value of the Portfolio's shares may change on days when shareholders are not able to buy or sell them. Many securities markets and exchanges outside the U.S. close prior to the close of the NYSE and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect the events that occur after such close but before the close of the NYSE.

     If market quotations are not readily available or do not accurately reflect fair value, or the value of a security has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market) the Portfolio may value its assets by a method the Trustees believe accurately reflects the fair value. The Trustees have adopted fair value pricing procedures, which, among other things, require the Portfolio to fair value such securities if there has been a movement in the U.S. market that exceeds a specified threshold. Although the threshold may be revised from time to time by the Trustees and the number of days on which fair value prices will be used will depend on market activity, it is possible that fair value prices for foreign securities will be used by the Portfolio to a significant extent.

     Short-term instruments with less than sixty days remaining to maturity are valued at amortized cost, which approximates market value. If the Portfolio acquires a short-term instrument with more than sixty days remaining to its maturity, it is valued at current market value until the sixtieth day prior to maturity and will then be valued at amortized cost based upon the value on such date unless the Trustees determine during such sixty-day period that amortized cost does not represent fair value.

     B. Securities transactions and income

     Securities transactions are recorded as of the trade date. Interest income is determined on the basis of coupon interest earned, adjusted for accretion of discount or amortization of premium using the yield-to-maturity method on long-term debt securities and short-term securities with greater than sixty days to maturity. Dividend income is recorded on ex-dividend date. Realized gains and losses from securities sold are recorded on the identified cost basis. Dividends representing a return of capital are reflected as a reduction of cost.

                   Mellon Institutional Funds Master Portfolio
              The Boston Company International Small Cap Portfolio


                    Notes to Financial Statements (Unaudited)
--------------------------------------------------------------------------------


     The Portfolio does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments. Net realized gains and losses on foreign currency transactions represent gains and losses on disposition of foreign currencies and forward foreign currency exchange contracts, currency gains and losses realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Portfolio's books and the U.S. dollar equivalent amounts actually received or paid.

     C. Income taxes

     The Portfolio is treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state income taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes. Since at least one of the Portfolio's investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the source of income and diversification requirements applicable to regulated investment companies (under the Internal Revenue
     Code) in order for its investors to satisfy them.

     Section 988 of the Internal Revenue Code provides that gains or losses on certain transactions attributable to fluctuations in foreign currency exchange rates must be treated as ordinary income or loss. For financial statement purposes, such amounts are included in net realized gains or losses.

     D. Foreign currency transactions

     The Portfolio maintains its books and records in U.S. dollars. Investment security valuations, other assets, and liabilities initially expressed in foreign currencies are converted into U.S. dollars based upon current currency exchange rates. Purchases and sales of foreign investment securities and income and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions.

     E. Foreign Investment risk

     There are certain additional risks involved in investing in foreign securities that are not inherent in investments in domestic securities. These risks may involve adverse political and economic developments, including the possible imposition of capital controls or other foreign governmental laws or restrictions. In addition, the securities of some foreign companies and securities markets are less liquid and at times may be more volatile than securities of comparable U.S. companies and U.S. securities markets. The risks described above apply to an even greater extent to investments in emerging markets. The securities markets of emerging countries are generally smaller, less developed, less liquid, and more volatile than the securities markets of the U.S. and developed foreign markets.

     F. Commitments and contingencies

     In the normal course of business, the Portfolio may enter into contracts and agreements that contain a variety of representations and warranties, which provide general indemnifications. The maximum exposure to the Portfolio under these arrangements is unknown, as this would involve future claims that may be made against the Portfolio that have not yet occurred. However, based on experience, the Portfolio expects the risks of loss to be remote.

     G. Expenses

     The majority of expenses of the Trust or Portfolio Trust are directly identifiable to an individual fund or portfolio. Expenses which are not readily identifiable to a specific fund or portfolio are allocated among the funds of the Trust or the portfolios of the Portfolio Trust taking into consideration, among other things, the nature and type of expense and the relative size of the funds or portfolios.

     H. Affiliated issuers

     Affiliated issuers are investment companies advised by The Boston Company Asset Management LLC ("TBCAM"), a wholly-owned subsidiary of Mellon Financial Corporation, or its affiliates.

                   Mellon Institutional Funds Master Portfolio
              The Boston Company International Small Cap Portfolio


                    Notes to Financial Statements (Unaudited)
--------------------------------------------------------------------------------

     I. New Accounting Requirements

     In July 2006, the Financial Accounting Standards Board ("FASB") issued Interpretation No. 48 ("FIN 48"), "Accounting for Uncertainty in Income Taxes - an Interpretation of FASB Statement No. 109" (the "Interpretation"). The Interpretation establishes for all entities, including pass-through entities such as the Portfolio, a minimum threshold for financial statement recognition of the benefit of positions taken in filing tax returns (including whether an entity is taxable in a particular jurisdiction), and requires certain expanded tax disclosures. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. At this time, management is evaluating the implications of FIN 48 and its impact, if any, in the financial statements has not yet been determined.

     In addition, on September 20, 2006, FASB released Statement of Financial Accounting Standards No. 157 "Fair Value Measurements" ("FAS 157"). FAS 157 establishes an authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair-value measurements. The application of FAS 157 is required for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. At this time, management is evaluating the implications of FAS 157 and its impact, if any, in the financial statements has not yet been determined.

(2)  Investment Advisory Fee and Other Transactions With Affiliates:

     The investment advisory fee paid to TBCAM for overall investment advisory, and administrative services, and general office facilities, is paid monthly at the annual rate of 1.00% of the Portfolio's average daily net assets.

     On December 4, 2006, Mellon Financial Corporation ("MFC") and The Bank of New York Company, Inc. ("BNY") announced that they had entered into a definitive agreement to merge. The new company will be called The Bank of New York Mellon Corporation. As part of this transaction, TBCAM would become an indirect wholly-owned subsidiary of The Bank of New York Mellon Corporation. The transaction is subject to certain regulatory approvals and the approval of BNY's and MFC's shareholders, as well as other customary conditions to closing. Subject to such approvals and the satisfaction of the other conditions, MFC and BNY expect the transaction to be completed in the third quarter of 2007.

     The Portfolio Trust entered into an agreement with Mellon Bank, N.A. ("Mellon Bank"), a wholly-owned subsidiary of Mellon Financial Corporation and an affiliate of TBCAM, to provide custody, administration and accounting services for the Portfolio. For these services the Portfolio pays Mellon Bank a fixed fee plus asset and transaction based fees, as well as out-of-pocket expenses. Pursuant to this agreement the Portfolio was charged $358,203 for the six months ended March 31, 2007.

     The Portfolio Trust also entered into an agreement with Mellon Bank, to perform certain securities lending activities and to act as the Portfolio's lending agent. Mellon Bank receives an agreed upon percentage of the net lending revenues. Pursuant to this agreement, Mellon Bank earned $46,873, for the six months ended March 31, 2007. See Note 6 for further details.

     The Trust reimburses Mellon Asset Management for a portion of the salary of the Trust's and Portfolio Trust's Chief Compliance Officer. No other director, officer or employee of TBCAM or its affiliates received any compensation from the Trust or the Portfolio Trust for serving as an officer or Trustee of the Trust. The Fund and Portfolio Trust pays each Trustee who is not a director, officer or employee of TBCAM or its affiliates (the "Independent Trustees") an annual fee and the Portfolio Trust pays each Independent Trustee a per meeting fee as well as reimbursement for travel and out of pocket expenses. In addition, the Portfolio Trust pays the legal fees for the counsel to the Independent Trustees.

(3)  Purchases and Sales of Investments:

     Purchases and proceeds from sales of investments, other than short-term obligations, for the six months ended March 31, 2007 were as follows:

                                                          Purchases              Sales
                                                        -------------         ------------
Non-U.S. Government Securities                           $557,151,227         $603,053,522
                                                        =============         ============

                   Mellon Institutional Funds Master Portfolio
              The Boston Company International Small Cap Portfolio


                    Notes to Financial Statements (Unaudited)
--------------------------------------------------------------------------------

(4)  Federal Taxes:

     The cost and unrealized appreciation (depreciation) in value of the investment securities owned at March 31, 2007, as computed on a federal income tax basis, were as follows:

     Cost for federal income tax purposes                     $966,831,332
                                                              ============
     Gross unrealized appreciation                             290,637,130
     Gross unrealized depreciation                              (8,757,025)
                                                              ------------
     Net unrealized appreciation (depreciation)               $281,880,105
                                                              ============

(5)  Financial Instruments:

     In general, the following instruments are used for hedging purposes as described below. However, these instruments may also be used to seek to enhance potential gain in circumstances where hedging is not involved.

     The Portfolio may trade the following financial instruments with off-balance sheet risk:

     Forward currency exchange contracts

     The Portfolio may enter into forward foreign currency and cross currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar and other foreign currencies. The forward foreign currency and cross currency exchange contracts are marked to market using the forward foreign currency rate of the underlying currency and any appreciation or depreciation are recorded for financial statement purposes as unrealized until the contract settlement date or upon the closing of the contract. Forward currency exchange contracts are used by the Portfolio primarily to protect the value of the Portfolio's foreign securities from adverse currency movements. Unrealized appreciation and depreciation of forward currency exchange contracts is included in the Statement of Assets and Liabilities.

     At March 31, 2007, the Portfolio held open foreign currency exchange contracts. See Schedule of Investments for further details.

     Futures contracts

     The Portfolio may enter into financial futures contracts for the purchase or sale of securities, or contracts based on financial indices at a fixed price on a future date. Pursuant to margin requirements, the Portfolio deposits either cash or securities in an amount equal to a certain percentage of the contract amount. Subsequent payments, shown as variation margin, are made or received by the Portfolio each day, depending on the daily fluctuations in the value of the underlying security, and are recorded shown as variation margin for financial statement purposes as unrealized appreciation or depreciation by the Portfolio. There are several risks in connection with the use of futures contracts as a hedging device. The change in value of futures contracts primarily corresponds with the value of their underlying instruments or indices, which may not correlate with changes in the value of hedged investments. Buying futures tends to increase the Portfolio's exposure to the underlying instrument, while selling futures tends to decrease the Portfolio's exposure to the underlying instrument or hedge other investments. In addition, there is the risk that the Portfolio may not be able to enter into a closing transaction because of an illiquid secondary market. Losses may also arise if there is an illiquid secondary market or if the counterparty does not perform under the contract's terms. The Portfolio enters into financial futures transactions primarily to seek to manage its exposure to certain markets and to changes in securities prices and foreign currencies. Gains and losses are realized upon the expiration or closing of the futures contracts. Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade.

     At March 31, 2007, the Portfolio held open financial futures contracts. See Schedule of Investments for further details.

                   Mellon Institutional Funds Master Portfolio
              The Boston Company International Small Cap Portfolio

                    Notes to Financial Statements (Unaudited)
--------------------------------------------------------------------------------

(6)  Security Lending:

     The Portfolio may lend its securities to financial institutions which the Portfolio deems to be creditworthy. The loans are collateralized at all times with cash or securities with a market value at least equal to the market value of the securities on loan. The market value of securities loaned is determined daily and any additional required collateral is allocated to the Portfolio on the next business day. For the duration of a loan, the Portfolio receives the equivalent of the interest or dividends paid by the issuer on the securities loaned and also receives compensation from the investment of the collateral. As with other extensions of credit, the Portfolio bears the risk of delay in recovery or even loss of rights in its securities on loan should the borrower of the securities fail financially or default on its obligations to the Portfolio. In the event of borrower default, the Portfolio generally has the right to use the collateral to offset losses incurred. The Portfolio may incur a loss in the event it was delayed or prevented from exercising its rights to dispose of the collateral. The Portfolio also bears the risk in the event that the interest and/or dividends received on invested collateral is not sufficient to meet the Portfolio's obligations due on the loans.

     The Portfolio loaned securities for the six months ended March 31, 2007 and earned interest on the invested collateral of $129,601 of which $19,961 was rebated to borrowers or paid in fees. At March 31, 2007, the Portfolio did not have securities out for loan.

(7)  Line of Credit:

     The Portfolio, and other subtrusts in the Portfolio Trust and funds in the Trust are parties to a committed line of credit facility, which enables each portfolio/fund to borrow, in the aggregate, up to $35 million. Interest is charged to each participating portfolio/fund based on its borrowings at a rate equal to the Federal Funds effective rate plus 1/2 of 1%. In addition, a facility fee, computed at an annual rate of 0.060 of 1% on the committed amount, is allocated ratably among the participating portfolios/funds at the end of each quarter. The participating portfolios and funds also pay an annual renewal fee, computed at a rate of 0.020 of 1% of the committed amount and allocated ratably to the participating portfolios/funds. For the six months ended March 31, 2007, the expense allocated to the Portfolio was $1,862. The facility fee and interest expense is aggregated with miscellaneous expenses on the Statement of Operations.

     For the six months ended March 31, 2007, the Portfolio had average borrowings outstanding of $5,769,000 for a total of two days and incurred $1,843 of interest expense. At March 31, 2007 the Fund had no borrowings outstanding.

                   Mellon Institutional Funds Master Portfolio
              The Boston Company International Small Cap Portfolio

                   Factors Considered by Board of Trustees in
                    Approving Advisory Agreement (Unaudited)
--------------------------------------------------------------------------------

     The 1940 Act requires that the Board of Trustees, including a majority of its Trustees who are not affiliated with the fund's investment adviser or underwriter (the "Independent Trustees") voting separately, approve the fund's advisory agreement and the related fees on an annual basis. The Fund is not a party to an investment advisory agreement directly with any investment adviser and does not invest directly in portfolio securities. Instead, the Fund invests all of its investable assets in The Boston Company International Small Cap Portfolio (the "Portfolio"), which is managed by The Boston Company Asset Management LLC ("TBCAM"). The Fund's Board of Trustees determines annually whether the Fund should continue to invest in the Portfolio. The members of the Fund's Board of Trustees also serve as the Board of Trustees of the Portfolio. In that capacity, they consider annually whether to continue the investment advisory agreement between the Portfolio and TBCAM. In their most recent deliberations concerning their decision to approve the continuation of the investment advisory agreement, the Board of Trustees conducted the review and made the determinations that are described below. In conducting this review and in making such determinations, the Independent Trustees received from the Portfolio's investment adviser, TBCAM ("the Adviser"), a broad range of information in response to a written request prepared on their behalf by their own legal counsel. The Independent Trustees met alone in a private session with their legal counsel on September 28, 2006 to review these materials and to discuss the proposed continuation of the Fund's advisory agreement. Representatives of the Adviser attended a portion of the September meeting to provide an overview of its organization, personnel, resources and strategic plans, and to respond to questions and comments arising from the Independent Trustees' review of the materials and their deliberations. The entire Board then met on October 17, 2006.

     The information requested by the Independent Trustees and reviewed by the entire Board included:

     (i) Financial and Economic Data: The Adviser's balance sheet and income statements, as well as a profitability analysis of the Adviser, including a separate presentation of the Adviser's profitability relative to that of several publicly traded investment advisers;

     (ii) Management Teams and Operations: The Adviser's Form ADV, as well as information concerning the Adviser's executive management, portfolio management, client service personnel and overall organizational structure, insurance coverage, brokerage and soft dollar policies and practices;

     (iii) Comparative Performance and Fees: Analyses prepared by Lipper Analytical Services ("Lipper") regarding the Fund's historical performance, management fee and expense ratio compared to other funds, and the Adviser's separate account advisory fee schedules;

     (iv) Specific Facts Relating to the Fund: The Adviser's commentary on the Fund's performance (rather than the Portfolio alone), and any material portfolio manager and strategy changes that may have affected the Fund in the prior year, as well as the Fund's "fact sheets" prepared by the Adviser providing salient data about the Fund and Portfolio, including Portfolio's holdings, strategies, recent market conditions and outlook, as well as the Adviser's views concerning the issues of breakpoints in the management fee schedule of the Portfolio and potential economies of scale; and

     (v) Other Benefits: The benefits flowing to Mellon Financial Corporation ("Mellon") in the form of revenues received by Mellon affiliates in consideration of custodial, administrative, transfer agency and securities lending services provided by such affiliates to the Funds.

     In considering the continuation of the Portfolio's advisory agreement, the Board of Trustees, including the Independent Trustees, did not identify any single factor as all-important or controlling, and individual Trustees did not necessarily attribute the same weight or importance to each factor. The Trustees determined that the terms and conditions of the advisory agreement and the compensation to the Adviser provided therein were fair and reasonable in light of the services performed, expenses incurred and such other matters as the Trustees considered relevant in the exercise of their reasonable judgment. The following summary does not detail all the matters that were considered. Some of the factors that figured prominently in the Trustees' determination are described below.

     Nature, Extent and Quality of Services

     The Board considered the nature, scope and quality of the overall services provided to the Portfolio by the Adviser. In their deliberations as to the continuation of the advisory agreement, the Trustees were also mindful of the fact that, by choosing to invest in the Fund, the Fund's shareholders have chosen to entrust the Adviser, under the supervision of the Board, to manage the portion of their assets invested in the Fund.

     Among the specific factors the Board reviewed were the investment management, administrative, compliance and related services provided by the Adviser. The Board determined that the services provided were of high quality and at least commensurate with industry standards.

     The Trustees reviewed the background and experience of the Portfolio's two portfolio managers and also met with senior management of the Adviser to receive an overview of its organization, personnel, resources and strategic plans. Among other things, the Trustees considered the size, education and experience of the Adviser's investment staff and overall responsiveness to changes in market conditions.

     The Board determined that the Adviser had the expertise and resources to manage the Portfolio effectively.

                   Mellon Institutional Funds Master Portfolio
              The Boston Company International Small Cap Portfolio

                   Factors Considered by Board of Trustees in
                    Approving Advisory Agreement (Unaudited)
--------------------------------------------------------------------------------

     Investment Performance

     The Board considered the investment performance of the Fund (rather than the Portfolio alone) against a peer group of investment companies selected by the Adviser with input from the Trustees. The Board also compared the Fund's investment performance against the average performance of a larger universe of funds regarded by Lipper as having similar investment objectives and considered the Fund's performance rankings against that universe. In addition to the information received by the Board at the September 28, 2006 Board meeting, the Trustees received similar detailed comparative performance information for the Fund at each regular Board meeting during the year.

     The Board considered the Fund's performance for the one-, three- and five-year periods ended July 31, 2006 based on the Lipper materials provided to the Board at the September 28, 2006 meeting. The Board found that the Fund outperformed its peer group average return for the one-year period (30.46% vs. 24.07%), three-year period (35.13% vs. 29.75%) and five-year period (23.42% vs. 18.50%).

     Advisory Fee and Other Expenses

     The Board considered the advisory fee rate paid by the Portfolio to the Adviser. The Lipper data presenting the Portfolio's "net management fees" included fees paid by the Portfolio, as calculated by Lipper, for administrative services provided by Mellon Bank, N.A., the Portfolio's custodian. Such reporting was necessary, according to Lipper, to allow the Board to compare the Portfolio's advisory fees to those peers that include administrative fees within a blended advisory fee.

     The Portfolio's contractual advisory fee was 1.00%, in the 3rd quintile (1st being the best) of its peer group of funds, the median fee of which was 0.984%. The Portfolio's net management fee was 1.088% (which included 0.091% in administrative services fees under Lipper's calculation methodology), higher than the peer group median net management fee of 0.970%. Based on the Lipper data, as well as other factors discussed at the September 28, 2006 meeting, the Board determined that the Portfolio's advisory fee is reasonable relative to its peer group averages.

     The Board also compared the fees payable by the Portfolio relative to those payable by separate account clients of the Adviser. Based on the additional scope and complexity of the services provided and responsibilities assumed by the Adviser with respect to the Portfolio relative to these other types of clients, the Board concluded that the fees payable under the advisory agreement were reasonable relative to the nature and quality of the services provided.

     The Board also considered the Fund's (rather than solely the Portfolio's) expense ratio and compared it to that of its peer group of similar funds. The Board found that the actual net expense ratio of 1.160% was lower than the median net expense ratio of the peer group of 1.294%, notwithstanding the fact that most of the other funds in the peer group were larger than the Fund.

     The Adviser's Profitability

     The Board considered the Adviser's profitability in managing the Portfolio and Fund and the Mellon Institutional Funds as a group, as well as the methodology used to compute such profitability, and the various direct and indirect expenses incurred by the Adviser or its affiliated investment adviser, Standish Mellon Asset Management Company LLC ("Standish Mellon") in managing the Portfolio and other funds in the Mellon Institutional Funds family of funds. The Independent Trustees had observed that the Adviser, based on profitability information submitted to them by the Adviser, incurred marginal profitability in managing most of the investment companies in the Mellon Institutional Funds family of funds. The Trustees observed that the Adviser had experienced profits in operating the Portfolio in both 2004 and 2005 and concluded these were not excessive.

     Economies of Scale

     The Board also considered the extent to which economies of scale might be realized as the Fund grows. They observed that The Boston Company International Core Equity Portfolio and the Standish Mellon Fixed Income Portfolio, two of the largest funds in the complex, already had breakpoints in their fee arrangements that reflected economies resulting from their size. The Board also noted that at the March 7, 2006 meeting, management had presented a Breakpoint Discussion Memorandum that had proposed a framework for future breakpoints. The Board concluded that, at existing asset levels and considering current asset growth projections, the implementation of additional fee breakpoints or other fee reductions was not necessary at this time.

                   Mellon Institutional Funds Master Portfolio
              The Boston Company International Small Cap Portfolio

Factors Considered by Board of Trustees in Approving Advisory Agreement (Unaudited)
--------------------------------------------------------------------------------

     Other Benefits

     The Board also considered the additional benefits flowing to Mellon as a result of its relationship with the Mellon Institutional Funds as a group, including revenues received by Mellon affiliates in consideration of custodial, administrative, transfer agency and securities lending services provided by such affiliates to the Funds. In each case, such affiliates were selected by the Board on the basis of a comparative analysis of their capabilities and fees relative to those of unaffiliated competitors.

     The Board considered the fact that Mellon operates businesses other than the Mellon Institutional Funds, some of which businesses share personnel, office space and other resources and that these were a component of the profitability analysis provided. The Board also considered the intangible benefits that accrue to Mellon and its affiliates by virtue of its relationship with the Funds and the Mellon Institutional Funds as a group.

                                      * * *

     The foregoing factors were among those weighed by the Trustees in determining that the terms and conditions of the Portfolio's advisory agreement and the compensation to the Adviser provided therein are fair and reasonable and, thus, in approving the continuation of the agreement for a one-year period.

Trustees and Officers (Unaudited)

The following table lists the Trust's trustees and officers; their address and date of birth; their position with the Trust; the length of time holding that position with the Trust; their principal occupation(s) during the past five years; the number of portfolios in the fund complex they oversee; other directorships they hold in companies subject to registration or reporting requirements of the Securities Exchange Act of 1934 (generally called "public companies") or in registered investment companies; and total remuneration paid as of the period ended March 31, 2007. The Trust's Statement of Additional Information includes additional information about the Trust's trustees and is available, without charge, upon request by writing Mellon Institutional Funds at P.O. Box 8585, Boston, MA 02266-8585 or calling toll free 1-800-221-4795.

Independent Trustees


                                                                                Principal
Name (Age)                                           Term of Office           Occupation(s)
Address, and                     Position(s)         and Length of             During Past
Date of Birth                  Held with Trust        Time Served                5 Years
----------------------------------------------------------------------------------------------------------------
Samuel C. Fleming (66)             Trustee           Trustee since         Chairman Emeritus,
c/o Decision Resources, Inc.                           11/3/1986           Decision Resources, Inc.
61 Meadowbrook Road                                                        ("DRI") (biotechnology
Weston, MA 02493                                                           research and consulting
9/30/40                                                                    firm); formerly Chairman
                                                                           of the Board and Chief
                                                                           Executive Officer, DRI

Benjamin M. Friedman (62)          Trustee             Trustee since       William Joseph Maier,
c/o Harvard University                                 9/13/1989           Professor of Political
Littauer Center 127                                                        Economy, Harvard
Cambridge, MA 02138                                                        University
8/5/44

John H. Hewitt (72)                Trustee             Trustee since       Trustee, Mertens
P.O. Box 2333                                          11/3/1986           House, Inc. (hospice)
New London, NH 03257
4/11/35

Caleb Loring III (63)              Trustee             Trustee since       Trustee, Essex Street
c/o Essex Street Associates                            11/3/1986           Associates (family
P.O. Box 5600                                                              investment trust office)
Beverly, MA 01915
11/14/43

Interested Trustees

Patrick J. Sheppard (41)       Trustee, President      Since 2003          President and Chief
The Boston Company                and Chief                                Operating Officer of
Asset Management, LLC          Executive Officer                           The Boston Company
One Boston Place                                                           Asset Management, LLC;
Boston, MA 02108                                                           formerly Senior Vice President
7/24/65                                                                    and Chief Operating Officer,
                                                                           Mellon Asset Management
                                                                           ("MAM") and Vice
                                                                           President and Chief
                                                                           Financial Officer, MAM


                                 Number of                             Trustee
                               Portfolios in          Other          Remuneration
Name (Age)                     Fund Complex       Directorships     (period ended
Address, and                    Overseen by          Held by           March 31,
Date of Birth                     Trustee            Trustee            2007)
--------------------------------------------------------------------------------------------
Samuel C. Fleming (66)               30                None           Fund: $250
c/o Decision Resources, Inc.                                       Portfolio: $4,220
61 Meadowbrook Road
Weston, MA 02493
9/30/40


Benjamin M. Friedman (62)            30                None            Fund: $250
c/o Harvard University                                             Portfolio: $4,220
Littauer Center 127
Cambridge, MA 02138
8/5/44

John H. Hewitt (72)                  30                None           Fund: $250
P.O. Box 2333                                                      Portfolio: $4,220
New London, NH 03257
4/11/35

Caleb Loring III (63)                30                None           Fund: $250
c/o Essex Street Associates                                        Portfolio: $4,728
P.O. Box 5600
Beverly, MA 01915
11/14/43

Interested Trustees

Patrick J. Sheppard (41)             30                None               $0
The Boston Company
Asset Management, LLC
One Boston Place
Boston, MA 02108
7/24/65

Principal Officers who are Not Trustees

Name (Age)                                           Term of Office
Address, and                     Position(s)         and Length of     Principal Occupation(s)
Date of Birth                    Held with Trust      Time Served      During Past 5 Years
--------------------------------------------------------------------------------------------------------------------------------
Barbara A. McCann (46)           Vice President       Since 2003       Senior Vice President and Head of Operations,
Mellon Asset Management          and Secretary                         Mellon Asset Management ("MAM"); formerly First
One Boston Place                                                       Vice President, MAM and Mellon Global Investments
Boston, MA 02108
2/20/61

Steven M. Anderson (41)          Vice President     Vice President     Vice President and Mutual Funds Controller,
Mellon Asset Management           and Treasurer       since 1999;      Mellon Asset Management; formerly Assistant Vice
One Boston Place                                      Treasurer        President and Mutual Funds Controller, Standish
Boston, MA 02108                                      since 2002       Mellon Asset Management Company, LLC
7/14/65

Denise B. Kneeland (55)          Assistant Vice       Since 1996       First Vice President and Manager, Mutual Funds
Mellon Asset Management            President                           Operations, Mellon Asset Management; formerly Vice
One Boston Place                                                       President and Manager, Mutual Fund Operations,
Boston, MA 02108                                                       Standish Mellon Asset Management Company, LLC
8/19/51

Mary T. Lomasney (50)              Chief              Since 2005       First Vice President, Mellon Asset Management and
Mellon Asset Management          Compliance                            Chief Compliance Officer, Mellon Funds Distributor, L.P.
One Boston Place                  Officer                              and Mellon Optima L/S Strategy Fund, LLC; formerly
Boston, MA 02108                                                       Director, Blackrock, Inc., Senior Vice President,
4/8/57                                                                 State Street Research & Management Company
                                                                       ("SSRM"), and Vice President, SSRM

                       THIS PAGE INTENTIONALLY LEFT BLANK

                       THIS PAGE INTENTIONALLY LEFT BLANK

                  [Logo]Mellon
                        --------------------------
                        Mellon Institutional Funds

                        One Boston Place
                        Boston, MA 02108-4408
                        800.221.4795
                        www.melloninstitutionalfunds.com



                                                                      6939SA0307

                                                [LOGO]Mellon
                                                     ---------------------------
                                                      Mellon Institutional Funds



Semiannual Report               The Boston Company
                                Large Cap Core Fund
--------------------------------------------------------------------------
March 31, 2007 (Unaudited)

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

Any information in this shareholder report regarding market or economic trends or the factors influencing the Fund's historical or future performance are statements of the opinion of Fund management as of the date of this report. These statements should not be relied upon for any other purposes. Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. The Fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington D.C. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of the Fund's portfolio holdings, view the most recent quarterly holdings report, semi-annual report or annual report on the Fund's web site at http://www.melloninstitutionalfunds.com.

To view the Fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30 visit http://www.melloninstitutionalfunds.com or the SEC's web site at http://www.sec.gov. You may also call 1-800-221-4795 to request a free copy of the proxy voting guidelines.

                  Mellon Institutional Funds Investment Trust
                     The Boston Company Large Cap Core Fund

                     Shareholder Expense Example (Unaudited)
--------------------------------------------------------------------------------



As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 1, 2006 to March 31, 2007).

Actual Expenses
The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000.00=8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                                                                          Expenses Paid
                                               Beginning                          Ending                  During Period+
                                             Account Value                     Account Value             October 1, 2006
                                            October 1, 2006                   March 31, 2007            to March 31, 2007
------------------------------------------------------------------------------------------------------------------------------
Actual                                         $1,000.00                         $1,092.40                  $4.28
Hypothetical (5% return
per year before expenses)                      $1,000.00                         $1,020.84                  $4.13
----------


+ Expenses are equal to the Fund's annualized expense ratio of 0.82%, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).The example reflects the combined expenses of the Fund and the master portfolio in which it invests all its assets.

                   Mellon Institutional Funds Investment Trust
                     The Boston Company Large Cap Core Fund


             Portfolio Information as of March 31, 2007 (Unaudited)
--------------------------------------------------------------------------------
The Boston Company Large Cap Core Fund invests all of its investable assets in an interest of The Boston Company Large Cap Core Portfolio (See Note 1 of the Fund's Notes to Financial Statements). The Portfolio is actively managed. Current holdings may be different than those presented below.

                                                                                    Percentage of
Top Ten Holdings*                               Sector                              Investments
-------------------------------------------------------------------------------------------------
Altria Group, Inc.                              Consumer Staples                        3.4%
ConocoPhillips                                  Energy                                  3.0
General Electric Corp.                          Industrials                             2.7
American International Group                    Financials                              2.4
Sempra Energy                                   Utilities                               2.2
Microsoft Corp.                                 Information Technology                  2.2
JPMorgan Chase & Co.                            Financials                              2.1
Cisco Systems, Inc.                             Information Technology                  1.8
Pfizer, Inc.                                    Health Care                             1.8
International Business Machines                 Information Technology                  1.8
                                                                                        ---
                                                                                       23.4%

* Excludes short-term securities.

                                             Percentage of
Economic Sector Allocation                   Net Assets
--------------------------------------------------------------------------------
Consumer Discretionary                        8.4%
Consumer Staples                             10.6
Energy                                       11.3
Financials                                   20.2
Health Care                                  13.6
Industrials                                  10.0
Information Technology                       17.2
Materials                                     2.3
Telecommunication Services                    1.6
Utilities                                     3.5
Short-term and Net Other Assets               1.3
                                            -----
                                            100.0%

                   Mellon Institutional Funds Investment Trust
                     The Boston Company Large Cap Core Fund

                       Statement of Assets and Liabilities
                           March 31, 2007 (Unaudited)
--------------------------------------------------------------------------------


Assets
 Investment in in The Boston Company Large Cap Core Portfolio ("Portfolio"), at value                   $116,234,087
 (Note 1A)
 Receivable for Fund shares sold                                                                              23,268
 Prepaid expenses                                                                                             10,730
                                                                                                        ------------
  Total assets                                                                                            116,268,085
Liabilities
 Payable for Fund shares redeemed                                                         $   68,500
 Accrued administrator service fee (Note 2)                                                   36,160
 Accrued professional fees                                                                    12,265
 Accrued transfer agent fee (Note 2)                                                           3,100
 Accrued trustees' fees (Note 2)                                                                 497
 Accrued chief compliance officer fee (Note 2)                                                   376
 Accrued shareholder reporting expense (Note 2)                                                  400
 Other accrued expenses and liabilities                                                          232
                                                                                          ----------
  Total liabilities                                                                                          121,530
                                                                                                        ------------
Net Assets                                                                                              $116,146,555
Net Assets consist of:                                                                                  ============
 Paid-in capital                                                                                        $101,622,849
 Accumulated net realized gain                                                                             4,623,103
 Undistributed net investment income                                                                         378,835
Net unrealized appreciation                                                                                9,521,768
                                                                                                        ------------
Total Net Assets                                                                                        $116,146,555
                                                                                                        ============
Shares of beneficial interest outstanding                                                                  2,940,201
                                                                                                        ============
Net Asset Value, offering and redemption price per share
 (Net Assets/Shares outstanding)                                                                            $  39.50
                                                                                                        ============

    The accompanying notes are an integral part of the financial statements.

                   Mellon Institutional Funds Investment Trust
                     The Boston Company Large Cap Core Fund

                             Statement of Operations
               For the Six Months Ended March 31, 2007 (Unaudited)
--------------------------------------------------------------------------------



Investment Income (Note 1B)
 Dividend income allocated from Portfolio (net of foreign withholding taxes of $460)                           $ 986,279
 Interest income Allocated from Portfolio                                                                          7,697
 Expenses allocated from Portfolio                                                                              (358,563)
                                                                                                              ----------
   Net investment income allocated from Portfolio                                                                635,413

Expenses
 Adminstrative service fees (Note 2)                                                         $  71,865
 Professional fees                                                                              14,235
 Registration fees                                                                              11,136
 Transfer agent fees (Note 2)                                                                    5,485
 Trustees' fees (Note 2)                                                                           997
 Insurance expense                                                                                 672
 Miscellaneous expenses                                                                            577
                                                                                              --------
   Total expenses                                                                                                104,967
                                                                                                              ----------
    Net investment income                                                                                        530,446
                                                                                                              ----------
Realized and Unrealized Gain (Loss)
 Net realized gain (loss) allocated from Portfolio on:
   Investments                                                                               5,060,715
   Financial futures transactions                                                               71,667
                                                                                             ---------
    Net realized gain (loss)                                                                                   5,132,382
 Change in unrealized appreciation (depreciation) allocated from Portfolio on:                                ----------
   Investments                                                                                                 3,864,848
                                                                                                              ----------
 Net realized and unrealized gain (loss)                                                                       8,997,230
                                                                                                              ----------
Net Increase in Net Assets from Operations                                                                    $9,527,676
                                                                                                              ==========

    The accompanying notes are an integral part of the financial statements.

                   Mellon Institutional Funds Investment Trust
                     The Boston Company Large Cap Core Fund


                       Statements of Changes in Net Assets
--------------------------------------------------------------------------------

                                                                          For the
                                                                       Six Months Ended                   For the
                                                                       March 31, 2007                    Year Ended
                                                                        (Unaudited)                   September 30, 2006
Increase (Decrease) in Net Assets:
From Operations

 Net investment income                                                   $   530,446                    $    481,678
 Net realized gain (loss)                                                  5,132,382                       3,865,493
 Change in net unrealized appreciation (depreciation)                      3,864,848                         866,918
                                                                        ------------                    ------------
 Net increase (decrease) in net assets from investment operations         9,527,676                        5,214,089
                                                                        ------------                    ------------
Distributions to Shareholders (Note 1C)

 From net investment income                                                 (365,121)                       (480,413)
 From net realized gains on investments                                   (4,041,460)                     (5,953,616)
                                                                        ------------                    ------------
 Total distributions to shareholders                                      (4,406,581)                     (6,434,029)
                                                                        ------------                    ------------
Fund Share Transactions (Note 4)
 Net proceeds from sale of shares                                         29,256,793                      51,023,432
 Value of shares issued in reinvestment of distributions                   3,944,076                       5,246,418
 Cost of shares redeemed                                                 (15,920,312)                     (7,340,989)
                                                                        ------------                    ------------
 Net increase (decrease) in net assets from Fund share transactions       17,280,557                      48,928,861
                                                                        ------------                    ------------
Total Increase (Decrease) in Net Assets                                   22,401,652                      47,708,921

Net Assets
 At beginning of period                                                   93,744,903                      46,035,982
 At end of period (including undistributed net                          ------------                    ------------
  investment income of $378,835 and $213,510, respectively)             $116,146,555                    $ 93,744,903
                                                                        ============                    ============

    The accompanying notes are an integral part of the financial statements.

                   Mellon Institutional Funds Investment Trust
                     The Boston Company Large Cap Core Fund


                              Financial Highlights
--------------------------------------------------------------------------------

                                                        For the
                                                    Six Months Ended
                                                     March 31, 2007                   Year Ended September 30,
                                                                      -------------------------------------------------------
                                                      (Unaudited)      2006         2005       2004         2003         2002
                                                       ---------       ----         ----       ----         ----         ----
Net Asset Value, Beginning of Period                    $ 37.58      $ 39.57     $  35.24    $ 31.43      $ 26.13      $ 34.00
From Investment Operations:                             -------      -------     --------    -------      -------      -------
  Net investment income* (a)                               0.18         0.36         0.41       0.23         0.36         0.32
  Net realized and unrealized gains (loss) on              3.29(b)      3.22         4.28(b)    3.92(b)      5.30        (5.77)(b)
   investments                                          -------      -------     --------    -------      -------      -------
Total from operations                                      3.47         3.58         4.69       4.15         5.66        (5.45)
Less Distributions to Shareholders:                     -------      -------     --------    -------      -------      -------
  From net investment income                              (0.13)       (0.39)       (0.36)     (0.34)       (0.36)       (0.21)
  From net realized gains on investments                  (1.42)       (5.18)       --            --           --        (2.21)
                                                        -------      -------     --------    -------      -------      -------
Total distributions to shareholders                       (1.55)       (5.57)       (0.36)     (0.34)       (0.36)       (2.42)
                                                        -------      -------     --------    -------      -------      -------
Net Asset Value, End of Period                          $ 39.50      $ 37.58     $  39.57    $ 35.24      $ 31.43      $ 26.13
                                                        =======      =======     ========    =======      =======      =======
Total Return                                               9.24%(f)     9.84%(c)    13.34%     13.23%(c)    21.76%(c)   (17.70%)(c)
Ratios/Supplemental data
  Expenses (to average daily net assets)* (d)              0.82%(e)     0.90%        0.85%      0.83%        0.71%        0.71%
  Net Investment Income (to average daily net assets)*     0.94%(e)     0.98%        1.10%      0.67%        1.23%        0.96%
  Net Assets, End of Period (000's omitted)            $116,147      $93,745      $46,036    $56,067      $64,150      $55,029

--------------
* For the periods indicated, the investment advisor voluntarily agreed not to impose a portion of its investment advisory fee and/or reimbursed the Fund for all or a portion of its operating expenses. If this voluntary action had not been taken, the investment income per share and the ratios without waivers and reimbursements would have been:

  Net investment income per share (a)                       N/A       $0.33        N/A     $0.23     $0.29      $0.27
  Ratios (to average daily net assets):
            Expenses (d)                                    N/A        0.99%        N/A     0.84%     0.93%      0.83%
            Net investment income                           N/A        0.89%        N/A     0.66%     1.01%      0.84%

(a) Calculated based on average shares outstanding.
(b) Amounts includes litigation proceeds received by the Portfolio of $0.01 for the six months ended March 31, 2007, $0.02 for the period ended September 30, 2005, $0.02 for the year ended September 30, 2004 and $0.06 for the year ended September 30, 2002.
(c) Total return would have been lower in the absence of expense waivers.
(d) Includes the Fund's share of the Portfolio's allocated expenses.
(e) Calculated on an annualized basis.
(f) Not annualized.



    The accompanying notes are an integral part of the financial statements.

                   Mellon Institutional Funds Investment Trust
                     The Boston Company Large Cap Core Fund


                    Notes to Financial Statements (Unaudited)
--------------------------------------------------------------------------------



(1)  Organization and Significant Accounting Policies:

     Mellon Institutional Funds Investment Trust (the "Trust") is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end, management investment company. The Boston Company Large Cap Core Fund (the "Fund") is a separate diversified investment series of the Trust.

     The objective of the Fund is to achieve long-term growth of capital. The Fund invests all of its investable assets in an interest of The Boston Company Large Cap Core Portfolio (the "Portfolio"), a subtrust of Mellon Institutional Funds Master Portfolio (the "Portfolio Trust"), which is organized as a New York trust, and which has the same investment objective as the Fund. The Portfolio seeks to achieve its objective by investing, under normal circumstances, at least 80% of net assets in equity securities in companies that appear to be undervalued relative to underlying business fundamentals. The value of the Fund's investment in the Portfolio reflects the Fund's proportionate interest in the net assets of the Portfolio. As of March 31, 2007 the Fund owned 100% of the Portfolio's net assets. The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio are included elsewhere in this report and should be read in conjunction with the Fund's financial statements.

     The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

     A. Investment security valuations

     Fund shares are valued as of the close of regular trading (normally 4:00 p.m., Eastern Time) on each day that the New York Stock Exchange ("NYSE") is open. The Fund records its investments in the Portfolio at value. The Portfolio values its securities at value as discussed in Note 1A of the Portfolio's Notes to Financial Statements, which are included elsewhere in this report.

     B. Securities transactions and income

     The Fund's investment in the Portfolio is recorded on settlement date. The Portfolio's securities transactions are recorded as of the trade date as discussed in Note 1B of the Portfolio's Notes to Financial Statements, which are included elsewhere in this report. Currently, the Fund's net investment income consists of the Fund's pro rata share of the net investment income of the Portfolio, less all expenses of the Fund determined in accordance with accounting principles generally accepted in the United States of America. All realized and unrealized gains and losses of the Fund represent pro rata shares of gains and losses of the Portfolio.

     C. Distributions to shareholders

     Distributions to shareholders are recorded on the ex-dividend date. The Fund's distributions from capital gains, if any, after reduction of capital losses are declared and distributed at least annually. In determining the amounts of its dividends, the Fund will take into account its share of the income, gains or losses, expenses, and any other tax items of the Portfolio. Dividends from net investment income and distributions from capital gains, if any, are reinvested in additional shares of the Fund unless a shareholder elects to receive them in cash.

     Income and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences, which may result in reclassifications, are primarily due to differing treatments for losses deferred due to wash sales and unrealized gains or losses on futures contracts.

     Permanent book and tax basis differences relating to shareholder distributions result in reclassifications among undistributed net investment income(loss), accumulated net realized gain (loss) and paid in capital. Undistributed net investment income (loss) and accumulated net realized gain (loss) on investments may include temporary book and tax basis differences which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.

     D. Expenses

     The majority of expenses of the Trust or Portfolio Trust are directly identifiable to an individual fund or portfolio. Expenses which are not readily identifiable to a specific fund or portfolio are allocated among funds of the Trust and/or portfolios of the Portfolio Trust taking into consideration, among other things, the nature and type of expense and the relative size of the funds or portfolios.

                   Mellon Institutional Funds Investment Trust
                     The Boston Company Large Cap Core Fund

                    Notes to Financial Statements (Unaudited)
--------------------------------------------------------------------------------



     E. Commitments and contingencies

     In the normal course of business, the Fund may enter into contracts and agreements that contain a variety of representations and warranties, which provide general indemnifications. The maximum exposure to the Fund under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risks of loss to be remote.

     F. New Accounting Requirements

     In July 2006, the Financial Accounting Standards Board ("FASB") issued Interpretation No. 48 ("FIN 48"), "Accounting for Uncertainty in Income Taxes - an Interpretation of FASB Statement No. 109" (the "Interpretation"). The Interpretation establishes for all entities, including pass-through entities such as the Portfolio, a minimum threshold for financial statement recognition of the benefit of positions taken in filing tax returns (including whether an entity is taxable in a particular jurisdiction), and requires certain expanded tax disclosures. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. At this time, management is evaluating the implications of FIN 48 and its impact, if any, in the financial statements has not yet been determined. In addition, on September 20, 2006, FASB released Statement of Financial Accounting Standards No. 157 "Fair Value Measurements" ("FAS 157"). FAS 157 establishes an authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair-value measurements. The application of FAS 157 is required for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. At this time, management is evaluating the implications of FAS 157 and its impact, if any, in the financial statements has not yet been determined.

(2)  Investment Advisory Fee and Other Transactions With Affiliates:

     The Fund does not directly pay any investment advisory fees, but indirectly bears its pro rata share of the compensation paid by the Portfolio to The Boston Company Asset Management, LLC ("TBCAM"), a wholly-owned subsidiary of Mellon Financial Corporation, for such services. See Note 2 of the Portfolio's Notes to Financial Statements, which are included elsewhere in this report.

     On December 4, 2006, Mellon Financial Corporation ("MFC") and The Bank of New York Company, Inc. ("BNY") announced that they had entered into a definitive agreement to merge. The new company will be called The Bank of New York Mellon Corporation. As part of this transaction, TBCAM would become an indirect wholly-owned subsidiary of The Bank of New York Mellon Corporation. The transaction is subject to certain regulatory approvals and the approval of BNY's and MFC's shareholders, as well as other customary conditions to closing. Subject to such approvals and the satisfaction of the other conditions, MFC and BNY expect the transaction to be completed in the third quarter of 2007.

     The Trust entered into an agreement with Dreyfus Transfer, Inc., a wholly-owned subsidiary of The Dreyfus Corporation, a wholly-owned subsidiary of Mellon Financial Corporation and an affiliate of TBCAM, to provide personnel and facilities to perform transfer agency and certain shareholder services for the Fund. For these services, the Fund pays Dreyfus Transfer, Inc. a fixed fee plus per account and transaction based fees, as well as out-of-pocket expenses. Pursuant to this agreement, the Fund was charged $5,485 for the six months ended March 31, 2007.

     The Trust reimburses Mellon Asset Management for a portion of the salary of the Trust's Chief Compliance Officer. For the six months ended March 31, 2007, the Fund was charged $978, which is included in miscellaneous expenses in the statement of operations. No other director, officer or employee of TBCAM or its affiliates receives any compensation from the Trust or the Portfolio Trust for serving as an officer or Trustee of the Trust. The Fund pays each Trustee who is not a director, officer or employee of TBCAM or its affiliates an annual fee.

     The Trust has contracted Mellon Investor Services LLC, a wholly owned subsidiary of Mellon Financial Corporation and an affiliate of TBCAM, to provide printing and fulfillment services for the Fund. Pursuant to this agreement, the Fund was charged $400, which is included in miscellaneous expenses in the statement of operations, for the six months ended March 31, 2007.

     The Fund pays administrative service fees. These fees are paid to affiliated or unaffiliated retirement plans, omnibus accounts and platform administrators and other entities ("Plan Administrators") that provide record keeping and/or other administrative support services to accounts, retirement plans and their participants. As compensation for such services, the Fund may pay each Plan Administrator an administrative service fee in an amount of up to 0.15% (on an annualized basis) of the Fund's average daily net assets attributable to Fund shares that are held in accounts serviced by such Plan Administrator. The Fund's adviser or its affiliates may pay additional compensation from their own resources to Plan Administrators and other entities for administrative services, as well as in consideration of marketing or other distribution-related services. These payments may provide an incentive for these entities to actively promote the Fund or cooperate with the distributor's promotional efforts. For the six months ended March 31, 2007, the Fund was charged $66,830 for fees payable to Mellon Private Wealth Management.

                  Mellon Institutional Funds Investment Trust
                     The Boston Company Large Cap Core Fund


                    Notes to Financial Statements (Unaudited)
--------------------------------------------------------------------------------



(3)  Investment Transactions:

     Increases and decreases in the Fund's investment in the Portfolio for the six months ended March 31, 2007 aggregated $33,403,101 and $20,409,175, respectively. The Fund receives a proportionate share of the Portfolio's income, expense and realized and unrealized gains and losses based on applicable tax allocation rules. Book/tax differences arise when changes in proportionate interest for funds investing in the Portfolio occur.

(4)  Shares of Beneficial Interest:

     The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest having a par value of one cent per share. Transactions in Fund shares were as follows:

                                                For the                     For the
                                            Six Months Ended              Year Ended
                                             March 31, 2007            September 30, 2006
                                            ----------------           ------------------
Shares sold                                    748,800                     1,384,404
Shares issued to shareholders
 in reinvestment of distributions              100,435                       146,598
Shares redeemed                               (403,670)                     (199,694)
                                               -------                      ---------
Net increase (decrease)                        445,565                      1,331,308
                                               =======                      =========

     At March 31, 2007, two shareholders of record held, in the aggregate, approximately 72% of the total outstanding shares of the Fund. Investment activities of these shareholders could have a material impact on the Fund.

     The Fund imposes a redemption fee of 2% of the net asset value of the shares, with certain exceptions, which are redeemed or exchanged less than 30 days from the day of their purchase. The redemption fee is paid directly to the Fund, and is designed to offset brokerage commissions, market impact, and other costs associated with short-term trading in the Fund. The fee does not apply to shares that are acquired through reinvestment of distributions. For the six months ended March 31, 2007, the Fund did not assess any redemption fees.

(5)  Federal Taxes:

     Each year, the Fund intends to qualify as a "regulated investment company" under Subchapter M of the Code. As such and by complying with the applicable provisions of the Code regarding the sources of its income, the timely distributions of its income to its shareholders, and the diversification of its assets, the Fund will not be subject to U.S. federal income tax on its investment company taxable income and net capital gain which are distributed to shareholders.

     See the corresponding master portfolio for tax basis unrealized appreciation (depreciation) information.

                   Mellon Institutional Funds Master Portfolio
                  The Boston Company Large Cap Core Portfolio

               Schedule of Investments--March 31, 2007 (Unaudited)
--------------------------------------------------------------------------------

                                                                                           Value
Security                                                                    Shares         (Note 1A)
-----------------------------------------------------------------------------------------------------

UNAFFILIATED INVESTMENT--98.7%
EQUITIES--98.7%
Consumer Discretionary--8.4%
Coach, Inc. (a)                                                             13,390       $   670,170
Hilton Hotels Corp.                                                         24,890           895,044
Johnson Controls, Inc.                                                       7,840           741,821
McDonalds Corp.                                                             35,808         1,613,150
Omnicom Group                                                               17,330         1,774,245
Ross Stores, Inc.                                                           17,680           608,192
Target Corp.                                                                19,500         1,155,570
TJX Cos, Inc.                                                               30,740           828,750
Walt Disney Co.                                                             42,840         1,474,981
                                                                                       -------------
                                                                                           9,761,923
                                                                                       -------------
Consumer Staples--10.6%
Altria Group, Inc.                                                          43,900         3,854,859
Cadbury Schweppes PLC--ADR                                                  39,360         2,021,923
Dean Foods Corp.                                                            12,210           570,695
Pepsico, Inc.                                                               28,380         1,803,833
Supervalu, Inc.                                                             32,950         1,287,357
The Kroger Co.                                                              57,270         1,617,878
Wal-Mart Stores, Inc.                                                       24,910         1,169,525
                                                                                        ------------
                                                                                          12,326,070
                                                                                        ------------
Energy--11.3%
Chesapeake Energy Corp.                                                     34,200         1,056,096
Chevron Corp.                                                               12,232           904,679
ConocoPhillips                                                              50,040         3,420,234
ENSCO International, Inc.                                                   23,330         1,269,152
Exxon Mobil Corp.                                                           15,914         1,200,711
Hess Corp.                                                                  13,460           746,626
Marathon Oil Corp.                                                          10,490         1,036,727
Nabors Industries Ltd. (a)                                                  28,460           844,408
National-Oilwell Varco, Inc. (a)                                            18,010         1,400,998
XTO Energy, Inc.                                                            23,100         1,266,111
                                                                                        ------------
                                                                                          13,145,742
                                                                                        ------------
Financial--20.2%
Ambac Financial Group, Inc.                                                 12,700         1,097,153
American International Group                                                40,199         2,702,177
Bank of America Corp.                                                       29,560         1,508,151
Chicago Mercantile Exchange                                                  1,105           588,368
CIT Group, Inc.                                                             20,710         1,095,973
Citigroup, Inc.                                                             37,686         1,934,799
E*TRADE Financial Corp. (a)                                                 31,200           662,064
Franklin Resources, Inc.                                                     6,090           735,855
Hartford Financial Services Group, Inc.                                     11,480         1,097,258

    The accompanying notes are an integral part of the financial statements.

                   Mellon Institutional Funds Master Portfolio
                  The Boston Company Large Cap Core Portfolio

               Schedule of Investments--March 31, 2007 (Unaudited)
--------------------------------------------------------------------------------

                                                                                         Value
Security                                                                Shares          (Note 1A)
-------------------------------------------------------------------------------------------------


Financial (continued)
JPMorgan Chase & Co.                                                    50,490       $  2,442,706
Lehman Brothers Holdings, Inc.                                          12,720            891,290
Marshall & Ilsley Corp.                                                 14,420            667,790
Merrill Lynch & Co., Inc.                                               18,740          1,530,496
Metlife, Inc.                                                           16,280          1,028,082
Morgan Stanley                                                          24,160          1,902,842
PNC Financial Services Group, Inc.                                      10,870            782,314
The Allstate Corp.                                                      11,370            682,882
Wachovia Corp.                                                          37,870          2,084,744
                                                                                      -----------
                                                                                       23,434,944
Health Care--13.6%                                                                    -----------
Amerisourcebergen Corp.                                                 21,810          1,150,478
Amgen, Inc. (a)                                                         26,400          1,475,232
Baxter International, Inc.                                              36,570          1,926,142
Becton Dickinson & Co.                                                   8,360            642,800
Cigna Corp.                                                              6,830            974,368
Hospira, Inc.                                                           14,620            597,958
Pfizer, Inc.                                                            83,340          2,105,168
Sanofi-Aventis--ADR                                                     23,760          1,033,798
Schering-Plough Corp.                                                   75,060          1,914,781
Thermo Fisher Scientific, Inc. (a)                                      36,120          1,688,610
Wellpoint, Inc. (a)                                                     17,330          1,405,463
Zimmer Holdings, Inc.                                                   10,750            918,158
                                                                                      -----------
                                                                                       15,832,956
Industrials--10.0%                                                                    -----------
Dover Corp.                                                             17,730            865,401
Eaton Corp.                                                             15,620          1,305,207
Emerson Electric Co.                                                    25,630          1,104,397
General Electric Corp.                                                  88,750          3,138,200
Goodrich Corp.                                                          15,600            803,088
L-3 Communications Holdings, Inc.                                       15,150          1,325,171
Textron, Inc.                                                           18,410          1,653,218
Tyco International Ltd                                                  27,560            869,518
US Airways Group, Inc. (a)                                              11,052            502,645
                                                                                      -----------
                                                                                       11,566,845
Information Technology--17.2%                                                         -----------
Accenture Ltd., Class A                                                 15,350            591,589
Amphenol Corp.                                                          12,580            812,291
Apple Computer, Inc. (a)                                                16,680          1,549,739
Broadcom Corp. (a)                                                      32,590          1,045,161
Cisco Systems, Inc. (a)                                                 82,760          2,112,863
Cognizant Technology Solutions Corp. (a)                                 7,960            702,629
Google, Inc. (a)                                                         3,260          1,493,602

    The accompanying notes are an integral part of the financial statements.

                   Mellon Institutional Funds Master Portfolio
                  The Boston Company Large Cap Core Portfolio

               Schedule of Investments--March 31, 2007 (Unaudited)
--------------------------------------------------------------------------------

                                                                                                          Value
Security                                                                              Shares            (Note 1A)
--------------------------------------------------------------------------------------------------------------------



Information Technology (continued)
Hewlett-Packard Co.                                                                   43,120           $ 1,730,837
International Business Machines Corp.                                                 22,180             2,090,687
Microsoft Corp.                                                                       91,400             2,547,318
National Semiconductor Corp.                                                          43,430             1,048,400
Oracle Corp. (a)                                                                      77,700             1,408,701
Qualcomm, Inc.                                                                        35,930             1,532,774
Texas Instruments, Inc.                                                               44,950             1,352,995
                                                                                                      ------------
                                                                                                        20,019,586
Materials--2.3%
Air Products & Chemicals, Inc.                                                         7,540               557,131
Allegheny Technologies, Inc.                                                          11,950             1,274,945
Rohm & Haas Co.                                                                       16,930               875,620
                                                                                                      ------------
                                                                                                         2,707,696
                                                                                                      ------------
Telecommunication Services--1.6%
AT&T, Inc.                                                                            47,750             1,882,782
Utilities--3.5%                                                                                       ------------
P G & E Corp.                                                                         30,760             1,484,784
Sempra Energy                                                                         42,160             2,572,181
                                                                                                      ------------
                                                                                                         4,056,965
                                                                                                      ------------
TOTAL EQUITIES (Cost $105,213,741)                                                                     114,735,509
                                                                                                      ------------
TOTAL UNAFFILIATED INVESTMENTS (Cost $105,213,741)                                                     114,735,509
                                                                                                      ------------
AFFILIATED INVESTMENTS--1.2%
Dreyfus Institutional Preferred Plus Money Market Fund (b) (cost $1,365,505)       1,365,505             1,365,505
                                                                                                      ------------
TOTAL INVESTMENTS--99.9% (Cost $106,579,246)                                                           116,101,014
                                                                                                      ------------
OTHER ASSETS, LESS LIABILITIES--0.1%                                                                       133,073
                                                                                                      ------------
NET ASSETS--100%                                                                                      $116,234,087
                                                                                                      ============

Notes to Schedule of Investments:
ADR--American Depository Receipts
(a) Non-income producing security
(b) Affiliated institutional money market fund.

    The accompanying notes are an integral part of the financial statements.

                   Mellon Institutional Funds Master Portfolio
                  The Boston Company Large Cap Core Portfolio

                       Statement of Assets and Liabilities
                           March 31, 2007 (Unaudited)
--------------------------------------------------------------------------------



Assets
Investments in securities (Note 1A):
 Unaffiliated issuers, at value (cost $105,213,741)                                                           $114,735,509
 Affiliated issuers, at value (Note 1A) (cost $1,365,505) (Note 1F)                                              1,365,505
Interest and dividends receivable                                                                                  147,409
Receivable for class action settlements due from advisor                                                            41,988
                                                                                                              ------------
 Total assets                                                                                                  116,290,411
Liabilities
 Accrued accounting, administration and custody fees (Note 2)                                 $  16,809
 Accrued professional fees                                                                        8,735
 Accrued trustees' fees and expenses (Note 2)                                                     1,743
 Other accrued expenses and liabilities                                                          29,037
                                                                                              ---------
  Total liabilities                                                                                                 56,324
                                                                                                              ------------
Net Assets (applicable to investors' beneficial interest)                                                     $116,234,087
                                                                                                              ============

    The accompanying notes are an integral part of the financial statements.

                   Mellon Institutional Funds Master Portfolio
                  The Boston Company Large Cap Core Portfolio

                             Statement of Operations
              For the Six Months Ended March 31, 2007 (Unaudited)
--------------------------------------------------------------------------------


Investment Income (Note 1B)
 Dividend income (net of foreign withholding taxes of $460)                                                  $ 905,003
 Dividend income from affiliated investments (Note 1F)                                                          81,276
 Interest income                                                                                                 7,697
                                                                                                            ----------
  Total investment Income                                                                                      993,976

Expenses
 Investment advisory fee (Note 2)                                       $ 283,526
 Accounting, administration and custody fees (Note 2)                      52,781
 Professional fees                                                          9,221
 Insurance expense                                                          5,696
 Trustees' fees and expenses (Note 2)                                       4,689
 Miscellaneous expenses                                                     2,650
                                                                        ---------
  Total expenses                                                                                               358,563
                                                                                                            ----------
   Net investment income                                                                                       635,413
                                                                                                            ----------
Realized and Unrealized Gain (Loss)
 Net realized gain (loss) on:
  Investments                                                            5,060,715
  Financial futures transactions                                            71,667
                                                                        ----------
   Net realized gain (loss)                                                                                  5,132,382
Change in unrealized appreciation (depreciation) on:
  Investments                                                                                                3,864,848
                                                                                                            ----------
   Net realized and unrealized gain (loss)                                                                   8,997,230
                                                                                                            ----------
Net Increase in Net Assets from Operations                                                                  $9,632,643
                                                                                                            ==========

    The accompanying notes are an integral part of the financial statements.

                   Mellon Institutional Funds Master Portfolio
                  The Boston Company Large Cap Core Portfolio


                       Statements of Changes in Net Assets

-------------------------------------------------------------------------------------------------------------



                                                                      For the
                                                                  Six Months Ended             For the
                                                                   March 31, 2007            Year Ended
                                                                    (Unaudited)          September 30, 2006
                                                                  ----------------       ------------------
Increase (Decrease) in Net Assets:
From Operations
 Net investment income                                                $   635,413            $   559,811
 Net realized gain (loss)                                               5,132,382              3,865,493
 Change in net unrealized appreciation (depreciation)                   3,864,848                866,918
                                                                     ------------           ------------
 Net increase (decrease) in net assets from operations                  9,632,643              5,292,222
                                                                     ------------           ------------
Capital Transactions
 Contributions                                                         33,420,882             56,045,051
 Withdrawals                                                          (20,409,175)           (13,796,610)
                                                                     ------------           ------------
 Net increase (decrease) in net assets from capital transactions       13,011,707             42,248,441
                                                                     ------------           ------------
Total Increase (Decrease) in Net Assets                                22,644,350             47,540,663

Net Assets
 At beginning of period                                                93,589,737             46,049,074
                                                                     ------------           ------------
 At end of period                                                    $116,234,087           $ 93,589,737
                                                                     ============           ============

    The accompanying notes are an integral part of the financial statements.

                   Mellon Institutional Funds Master Portfolio
                  The Boston Company Large Cap Core Portfolio


                              Financial Highlights
---------------------------------------------------------------------------------------------------------------------------------
                                                    For the
                                                Six Months Ended
                                                 March 31, 2007               Year Ended September 30,
                                                                  -----------------------------------------------------
                                                  (Unaudited)        2006       2005         2004         2003        2002
                                                                     ----       ----         ----         ----        ----
Total Return (a)                                    9.43%(d)          9.97%     13.49%       13.34%       21.76%(b)  (17.69)%(b)
Ratios/Supplemental Data:
     Expenses (to average daily net assets)*        0.63%(c)          0.74%      0.70%        0.72%        0.71%       0.70%
     Net Investment Income (to average daily        1.12%(c)          1.14%      1.24%        0.77%        1.23%       0.97%
      net assets)*
     Portfolio Turnover                               32%(d)           103%        85%          66%         104%         80%
     Net Assets, End of Period (000's omitted)  $116,234           $93,590    $46,049      $56,034      $64,170     $55,007
-------------
*    For the periods indicated, the investment adviser voluntarily agreed not to impose all or a portion of its investment advisory fee and/ or reimbursed the Fund for a portion of its operating expenses. If this voluntary action had not been taken, the investment income per share and the ratios without waivers and reimbursements would have been:
     Ratios (to average daily net assets):

     Expenses                                   N/A               N/A        N/A          N/A          0.77%       0.72%
     Net investment income                      N/A               N/A        N/A          N/A          1.17%       0.95%

(a) Total return for the Portfolio has been calculated based on the total return for the invested Fund, assuming all distributions were reinvested, and adjusted for the difference in expenses as set out in the notes to the financial statements.
(b)  Total return would have been lower in the absence of expense waivers.
(c)  Annualized.
(d)  Not annualized.

    The accompanying notes are an integral part of the financial statements.

                  Mellon Institutional Funds Master Portfolio
                  The Boston Company Large Cap Core Portfolio


                    Notes to Financial Statements (Unaudited)
--------------------------------------------------------------------------------


(1)  Organization and Significant Accounting Policies:

     Mellon Institutional Funds Master Portfolio (the "Portfolio Trust") was organized as a master trust fund under the laws of the State of New York on January 18, 1996 and is registered under the Investment Company Act of 1940, as amended, as an open-end, management investment company. The Boston Company Large Cap Core Portfolio (the "Portfolio") is a separate diversified investment series of the Portfolio Trust.

     The objective of the Portfolio is long-term growth of capital. The Portfolio seeks to achieve its objective by investing, under normal circumstances, at least 80% of net assets in equity securities of companies that appear to be undervalued relative to underlying business fundamentals.

     At March 31, 2007, there was one fund, The Boston Company Large Cap Core Fund (the "Fund"), invested in the Portfolio. The value of the Fund's investment in the Portfolio reflects the Fund's proportionate interest in the net assets of the Portfolio. The Fund's proportionate interest at March 31, 2007 was 100%.

     The following is a summary of significant accounting policies followed by the Portfolio in the preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

     A. Investment security valuations

     Securities are valued at the last sale prices on the exchange or national securities market on which they are primarily traded. Securities not listed on an exchange or national securities market, or securities for which there were no reported transactions, are valued at the last calculated mean price (average of last bid and last offer). Securities that are fixed income securities, other than short-term instruments with less than sixty days remaining to maturity, for which market prices are readily available, are valued at their current market value on the basis of quotations, which may be furnished by a pricing service or dealers in such securities. Securities (including illiquid securities) for which quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Trustees. With respect to any portion of the Portfolio's assets that are invested in one or more open open-ended regulated investment companies ("RICs"), the Portfolio's net asset value ("NAV") will be calculated based upon the NAVs of such RICs.

     Exchange traded options and futures are valued at the settlement price determined by the relevant exchange.

     Short-term instruments with less than sixty days remaining to maturity are valued at amortized cost, which approximates market value. If the Portfolio acquires a short-term instrument with more than sixty days remaining to its maturity, it is valued at current market value until the sixtieth day prior to maturity and then is valued at amortized cost based upon the value on such date unless the Trustees determine during such sixty-day period that amortized cost does not represent fair value.

     B. Securities transactions and income

     Securities transactions are recorded as of the trade date. Interest income is determined on the basis of coupon interest earned, adjusted for accretion of discount or amortization of premium using the yield-to-maturity method on long-term debt securities and short-term securities with greater than sixty days to maturity. Dividend income is recorded on ex-dividend date. Realized gains and losses from securities sold are recorded on the identified cost basis. Dividends representing a return of capital are reflected as a reduction of cost.

     C. Income taxes

     Each Portfolio is treated as a disregarded entity for U.S. federal income tax purposes and consequently, each corresponding Feeder Fund that invests in a Portfolio is treated for U.S. federal income tax purposes as owning all of the underlying assets of such Portfolio. No provision is made by the Portfolio for federal or state income taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes. Since the Portfolio's investor is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the source of income and diversification requirements applicable to regulated investment companies (under the Internal Revenue Code) in order for its investors to satisfy them.

                   Mellon Institutional Funds Master Portfolio
                  The Boston Company Large Cap Core Portfolio


                    Notes to Financial Statements (Unaudited)
--------------------------------------------------------------------------------


     D. Commitments and contingencies

     In the normal course of business, the Portfolio may enter into contracts and agreements that contain a variety of representations and warranties, which provide general indemnifications. The maximum exposure to the Portfolio under these arrangements is unknown, as this would involve future claims that may be made against the Portfolio that have not yet occurred. However, based on experience, the Portfolio expects the risks of loss to be remote.

     E. Expenses

     The majority of expenses of the Trust or Portfolio Trust are directly identifiable to an individual fund or portfolio. Expenses which are not readily identifiable to a specific fund or portfolio are allocated among funds of the Trust or portfolios of the Portfolio Trust taking into consideration, among other things, the nature and type of expense and the relative size of the funds or portfolios.

     F. Affiliated issuers

     Affiliated issuers are investment companies advised by The Boston Company Asset Management LLC ("TBCAM"), a wholly-owned subsidiary of Mellon Financial Corporation, or its affiliates.

     G. New Accounting Requirements

     In July 2006, the Financial Accounting Standards Board ("FASB") issued Interpretation No. 48 ("FIN 48"), "Accounting for Uncertainty in Income Taxes - an Interpretation of FASB Statement No. 109" (the "Interpretation"). The Interpretation establishes for all entities, including pass-through entities such as the Portfolio, a minimum threshold for financial statement recognition of the benefit of positions taken in filing tax returns (including whether an entity is taxable in a particular jurisdiction), and requires certain expanded tax disclosures. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. At this time, management is evaluating the implications of FIN 48 and its impact, if any, in the financial statements has not yet been determined.

     In addition, on September 20, 2006, FASB released Statement of Financial Accounting Standards No. 157 "Fair Value Measurements" ("FAS 157"). FAS 157 establishes an authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair-value measurements. The application of FAS 157 is required for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. At this time, management is evaluating the implications of FAS 157 and its impact, if any, in the financial statements has not yet been determined.

(2)  Investment Advisory Fee and Other Transactions with Affiliates:

     The investment advisory fee paid to TBCAM for overall investment advisory and administrative services and general office facilities is paid monthly at the annual rate of 0.50% of the Portfolio's average daily net assets

     On December 4, 2006, Mellon Financial Corporation ("MFC") and The Bank of New York Company, Inc. ("BNY") announced that they had entered into a definitive agreement to merge. The new company will be called The Bank of New York Mellon Corporation. As part of this transaction, TBCAM would become an indirect wholly-owned subsidiary of The Bank of New York Mellon Corporation. The transaction is subject to certain regulatory approvals and the approval of BNY's and MFC's shareholders, as well as other customary conditions to closing. Subject to such approvals and the satisfaction of the other conditions, MFC and BNY expect the transaction to be completed in the third quarter of 2007.

     The Portfolio Trust entered into an agreement with Mellon Bank, N.A. ("Mellon Bank"), a wholly-owned subsidiary of Mellon Financial Corporation and an affiliate of TBCAM, to provide custody, administration and accounting services for the Portfolio. For these services the Portfolio pays Mellon Bank a fixed fee plus asset and transaction based fees, as well as out-of-pocket expenses. Pursuant to this agreement, the Portfolio was charged $52,781 for the six months ended March 31, 2007.

     The Portfolio Trust also entered into an agreement with Mellon Bank to perform certain securities lending activities and to act as the Portfolio's lending agent. Mellon Bank receives an agreed upon percentage of the net lending revenues. Pursuant to this agreement, Mellon Bank did not earn any revenues for the six months ended March 31, 2007. See Note 6 for further details.
                                       20

                   Mellon Institutional Funds Master Portfolio
                  The Boston Company Large Cap Core Portfolio


                    Notes to Financial Statements (Unaudited)
--------------------------------------------------------------------------------


     The Trust reimburses Mellon Asset Management for a portion of the salary of the Trust's and Portfolio Trust's Chief Compliance Officer. No other director, officer or employee of TBCAM or its affiliates received any compensation from the Trust or the Portfolio Trust for serving as an officer or Trustee of the Trust or Portfolio Trust. The Fund and Portfolio Trust pays each Trustee who is not a director, officer or employee of TBCAM or its affiliates (the "Independent Trustees") an annual fee and the Portfolio Trust pays each Independent Trustee a per meeting fee as well as reimbursement for travel and out of pocket expenses. In addition, the Portfolio Trust pays the legal fees for the counsel to the Independent Trustees.

(3)  Purchases and Sales of Investments:

     Purchases and proceeds from sales of investments, other than short-term obligations, for the six months ended March 31, 2007 were as follows:

                                                 Purchases                                Sales
                                                ------------                          --------------
Non-U.S. Government Securities                 $ 50,738,626                           $ 35,561,263

(4)  Federal Taxes:

     The cost and unrealized appreciation (depreciation) in value of the investment securities owned at March 31, 2007, as computed on a federal income tax basis, were as follows:

        Cost for federal income tax purposes           $106,579,246
                                                       ------------
        Gross unrealized appreciation                    10,736,182
        Gross unrealized depreciation                    (1,214,414)
                                                       ------------
        Net unrealized appreciation (depreciation)     $  9,521,768
                                                       ============

(5)  Financial Instruments:

     In general, the following instruments are used for hedging purposes as described below. However, these instruments may also be used to seek to enhance potential gain in circumstances where hedging is not involved.

     The Portfolio may trade the following financial instruments with off-balance sheet risk:

     Futures contracts

     The Portfolio may enter into financial futures contracts for the delayed sale or delivery of securities or contracts based on financial indices at a fixed price on a future date. Pursuant to margin requirements the Portfolio deposits either cash or securities in an amount equal to a certain percentage of the contract amount. Subsequent payments, known as variation margin, are made or received by the Portfolio each day, depending on the daily fluctuations in the value of the underlying security, and are recorded for financial statement purposes as unrealized appreciation or depreciation by the Portfolio. There are several risks in connection with the use of futures contracts as a hedging device. The change in value of futures contracts primarily corresponds with the value of their underlying instruments or indices, which may not correlate with changes in the value of hedged investments. Buying futures tends to increase the Portfolio's exposure to the underlying instrument, while selling futures tends to decrease the Portfolio's exposure to the underlying instrument or hedge other investments. In addition, there is the risk that the Portfolio may not be able to enter into a closing transaction because of an illiquid secondary market. Losses may arise if there is an illiquid secondary market or if the counterparty does not perform under the contract's terms. The Portfolio enters into financial futures transactions primarily to seek to manage its exposure to certain markets and to changes in securities prices and foreign currencies. Gains and losses are realized upon the expiration or closing of the futures contracts. Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade.

     At March 31, 2007, the Portfolio did not hold open financial futures contracts.

                   Mellon Institutional Funds Master Portfolio
                  The Boston Company Large Cap Core Portfolio


                    Notes to Financial Statements (Unaudited)
--------------------------------------------------------------------------------


(6)  Security Lending:

     The Portfolio may lend its securities to financial institutions which the Portfolio deems to be creditworthy. The loans are collateralized at all times with cash or securities with a market value at least equal to the market value of the securities on loan. The market value of securities loaned is determined daily and any additional required collateral is allocated to the Portfolio on the next business day. For the duration of a loan, the Portfolio receives the equivalent of the interest or dividends paid by the issuer on the securities loaned and also receives compensation from the investment of the collateral. As with other extensions of credit, the Portfolio bears the risk of delay in recovery or even loss of rights in its securities on loan should the borrower of the securities fail financially or default on its obligations to the Portfolio. In the event of borrower default, the Portfolio generally has the right to use the collateral to offset losses incurred. The Portfolio may incur a loss in the event it was delayed or prevented from exercising its rights to dispose of the collateral. The Portfolio also bears the risk in the event that the interest and/or dividends received on invested collateral is not sufficient to meet the Portfolio's obligations due on the loans.

     The Portfolio did not loan securities for the six months ended March 31, 2007.

(7)  Line of Credit:

     The Portfolio, and other subtrusts in the Portfolio Trust and funds in the Trust are parties to a committed line of credit facility, which enables each portfolio/fund to borrow, in the aggregate, up to $35 million. Interest is charged to each participating portfolio/fund based on its borrowings at a rate equal to the Federal Funds effective rate plus 1/2 of 1%. In addition, a facility fee, computed at an annual rate of 0.060 of 1% on the committed amount, is allocated ratably among the participating portfolios/funds at the end of each quarter. The participating portfolios and funds also pay an annual renewal fee, computed at a rate of 0.020 of 1% of the committed amount and allocated ratably to the participating portfolio/fund. For the six months ended March 31, 2007, the expense allocated to the Portfolio was $629. The commitment fee and interest expense is aggregated with miscellaneous expenses on the Statement of Operations.

     For the six months ended March 31, 2007, the Portfolio had average borrowings outstanding of $1,299,000 for a total of thirteen days and incurred $2,719 of interest expense. At March 31, 2007 the Portfolio had no borrowings outstanding.

                   Mellon Institutional Funds Master Portfolio
                  The Boston Company Large Cap Core Portfolio


Factors Considered by Board of Trustees in Approving Advisory Agreement (Unaudited)
--------------------------------------------------------------------------------


     The 1940 Act requires that the Board of Trustees, including a majority of its Trustees who are not affiliated with the fund's investment adviser or underwriter (the "Independent Trustees") voting separately, approve the fund's advisory agreement and the related fees on an annual basis. The Fund is not a party to an investment advisory agreement directly with any investment adviser and does not invest directly in portfolio securities. Instead, the Fund invests all of its investable assets in The Boston Company Large Cap Core Portfolio (the "Portfolio"), which is managed by The Boston Company Asset Management LLC ("TBCAM"). The Fund's Board of Trustees determines annually whether the Fund should continue to invest in the Portfolio. The members of the Fund's Board of Trustees also serve as the Board of Trustees of the Portfolio. In that capacity, they consider annually whether to continue the investment advisory agreement between the Portfolio and TBCAM. In their most recent deliberations concerning their decision to approve the continuation of the investment advisory agreement, the Board of Trustees conducted the review and made the determinations that are described below. In conducting this review and in making such determinations, the Independent Trustees received from the Portfolio's investment adviser, TBCAM ("the Adviser"), a broad range of information in response to a written request prepared on their behalf by their own legal counsel. The Independent Trustees met alone in a private session with their legal counsel on September 28, 2006 to review these materials and to discuss the proposed continuation of the Fund's advisory agreement. Representatives of the Adviser attended a portion of the September meeting to provide an overview of its organization, personnel, resources and strategic plans, and to respond to questions and comments arising from the Independent Trustees' review of the materials and their deliberations. The entire Board then met on October 17, 2006.

     The information requested by the Independent Trustees and reviewed by the entire Board included:

     (i) Financial and Economic Data: The Adviser's balance sheet and income statements, as well as a profitability analysis of the Adviser, including a separate presentation of the Adviser's profitability relative to that of several publicly traded investment advisers;

     (ii) Management Teams and Operations: The Adviser's Form ADV, as well as information concerning the Adviser's executive management, portfolio management, client service personnel and overall organizational structure, insurance coverage, brokerage and soft dollar policies and practices;

     (iii) Comparative Performance and Fees: Analyses prepared by Lipper Analytical Services ("Lipper") regarding the Fund's historical performance, management fee and expense ratio compared to other funds, and the Adviser's separate account advisory fee schedules;

     (iv) Specific Facts Relating to the Fund: The Adviser's commentary on the Fund's performance (rather than the Portfolio alone), and any material portfolio manager and strategy changes that may have affected the Fund in the prior year, as well as the Fund's "fact sheets" prepared by the Adviser providing salient data about the Fund and Portfolio, including Portfolio's holdings, strategies, recent market conditions and outlook, as well as the Adviser's views concerning the issues of breakpoints in the management fee schedule of the Portfolio and potential economies of scale; and

     (v) Other Benefits: The benefits flowing to Mellon Financial Corporation ("Mellon") in the form of revenues received by Mellon affiliates in consideration of custodial, administrative, transfer agency and securities lending services provided by such affiliates to the Funds.

     In considering the continuation of the Portfolio's advisory agreement, the Board of Trustees, including the Independent Trustees, did not identify any single factor as all-important or controlling, and individual Trustees did not necessarily attribute the same weight or importance to each factor. The Trustees determined that the terms and conditions of the advisory agreement and the compensation to the Adviser provided therein were fair and reasonable in light of the services performed, expenses incurred and such other matters as the Trustees considered relevant in the exercise of their reasonable judgment. The following summary does not detail all the matters that were considered. Some of the factors that figured prominently in the Trustees' determination are described below.

     Nature, Extent and Quality of Services

     The Board considered the nature, scope and quality of the overall services provided to the Portfolio by the Adviser. In their deliberations as to the continuation of the advisory agreement, the Trustees were also mindful of the fact that, by choosing to invest in the Fund, the Fund's shareholders have chosen to entrust the Adviser, under the supervision of the Board, to manage the portion of their assets invested in the Fund.

     Among the specific factors the Board reviewed were the investment management, administrative, compliance and related services provided by the Adviser. The Board determined that the services provided were of high quality and at least commensurate with industry standards.

     The Trustees reviewed the background and experience of the Portfolio's two portfolio managers and also met with senior management of the Adviser to receive an overview of its organization, personnel, resources and strategic plans. Among other things, the Trustees considered the size, education and experience of the Adviser's investment staff and overall responsiveness to changes in market conditions.

     The Board determined that the Adviser had the expertise and resources to manage the Portfolio effectively.

                   Mellon Institutional Funds Master Portfolio
                  The Boston Company Large Cap Core Portfolio


Factors Considered by Board of Trustees in Approving Advisory Agreement (Unaudited)
--------------------------------------------------------------------------------



     Investment Performance

     The Board considered the investment performance of the Fund (rather than the Portfolio alone) against a peer group of investment companies selected by the Adviser with input from the Trustees. The Board also compared the Fund's investment performance against the average performance of a larger universe of funds regarded by Lipper as having similar investment objectives and considered the Fund's performance rankings against that universe. In addition to the information received by the Board at the September 28, 2006 Board meeting, the Trustees received similar detailed comparative performance information for the Fund at each regular Board meeting during the year.

     The Board considered the Fund's performance for the one-, three- and five-year periods ended July 31, 2006 based on the Lipper materials provided to the Board at the September 28, 2006 meeting. The Board found that the Fund outperformed its peer group average return for the one-year period (6.14% vs. 4.79%), three-year period (10.86% vs. 10.59%) and five-year period (3.98% vs. 2.44%).

     Advisory Fee and Other Expenses

     The Board considered the advisory fee rate paid by the Portfolio to the Adviser. The Lipper data presenting the Portfolio's "net management fees" included fees paid by the Portfolio, as calculated by Lipper, for administrative services provided by Mellon Bank, N.A., the Portfolio's custodian. Such reporting was necessary, according to Lipper, to allow the Board to compare the Portfolio's advisory fees to those peers that include administrative fees within a blended advisory fee.

     The Portfolio's contractual advisory fee was 0.500%, in the 1st (best) quintile of its peer group of funds, the median fee of which was 0.725%. The Portfolio's net management fee was 0.637% (which included 0.137% in administrative services fees under Lipper's calculation methodology), lower than the peer group median net management fee of 0.670%. Based on the Lipper data, as well as other factors discussed at the September 28, 2006 meeting, the Board determined that the Portfolio's advisory fee is reasonable relative to its peer group averages.

     The Board also compared the fees payable by the Portfolio relative to those payable by separate account clients of the Adviser. Based on the additional scope and complexity of the services provided and responsibilities assumed by the Adviser with respect to the Portfolio relative to these other types of clients, the Board concluded that the fees payable under the advisory agreement were reasonable relative to the nature and quality of the services provided.

     The Board also considered the Fund's (rather than solely the Portfolio's) expense ratio and compared it to that of its peer group of similar funds. The Board found that the actual net expense ratio of 0.849% was lower than the median net expense ratio of the peer group of 0.868%, notwithstanding the fact that most of the other funds in the peer group were larger than the Fund.

     The Adviser's Profitability

     The Board considered the Adviser's profitability in managing the Portfolio and Fund and the Mellon Institutional Funds as a group, as well as the methodology used to compute such profitability, and the various direct and indirect expenses incurred by the Adviser or its affiliated investment adviser, Standish Mellon Asset Management Company LLC ("Standish Mellon") in managing the Portfolio and other funds in the Mellon Institutional Funds family of funds. The Independent Trustees had observed that the Adviser, based on profitability information submitted to them by the Adviser, incurred marginal profitability in managing most the investment companies in the Mellon Institutional Funds family of funds. The Trustees observed that the Adviser had incurred a loss in operating the Portfolio in 2004 and had experienced a profit in operating the Portfolio in 2005 and concluded the profit was not excessive.

     Economies of Scale

     The Board also considered the extent to which economies of scale might be realized as the Fund grows. They observed that The Boston Company International Core Equity Portfolio and the Standish Mellon Fixed Income Portfolio, two of the largest funds in the complex, already had breakpoints in their fee arrangements that reflected economies resulting from their size. The Board also noted that at the March 7, 2006 meeting, management had presented a Breakpoint Discussion Memorandum that had proposed a framework for future breakpoints. The Board concluded that, at existing asset levels and considering current asset growth projections, the implementation of additional fee breakpoints or other fee reductions was not necessary at this time.

                   Mellon Institutional Funds Master Portfolio
                   The Boston Company Large Cap Core Portfolio


Factors Considered by Board of Trustees in Approving Advisory Agreement (Unaudited)
--------------------------------------------------------------------------------



     Other Benefits

     The Board also considered the additional benefits flowing to Mellon as a result of its relationship with the Mellon Institutional Funds as a group, including revenues received by Mellon affiliates in consideration of custodial, administrative, transfer agency and securities lending services provided by such affiliates to the Funds. In each case, such affiliates were selected by the Board on the basis of a comparative analysis of their capabilities and fees relative to those of unaffiliated competitors.

     The Board considered the fact that Mellon operates businesses other than the Mellon Institutional Funds, some of which businesses share personnel, office space and other resources and that these were a component of the profitability analysis provided. The Board also considered the intangible benefits that accrue to Mellon and its affiliates by virtue of its relationship with the Funds and the Mellon Institutional Funds as a group.

                                      * * *

     The foregoing factors were among those weighed by the Trustees in determining that the terms and conditions of the Portfolio's advisory agreement and the compensation to the Adviser provided therein are fair and reasonable and, thus, in approving the continuation of the agreement for a one-year period.

Trustees and Officers (Unaudited)

The following table lists the Trust's trustees and officers; their address and date of birth; their position with the Trust; the length of time holding that position with the Trust; their principal occupation(s) during the past five years; the number of portfolios in the fund complex they oversee; other directorships they hold in companies subject to registration or reporting requirements of the Securities Exchange Act of 1934 (generally called "public companies") or in registered investment companies; and total remuneration paid as of the period ended March 31, 2007. The Trust's Statement of Additional Information includes additional information about the Trust's trustees and is available, without charge, upon request by writing Mellon Institutional Funds at P.O. Box 8585, Boston, MA 02266-8585 or calling toll free 1-800-221-4795.

Independent Trustees

                                                                                      Number of                      Trustee
                                                             Principal              Portfolios in     Other        Remuneration
Name (Age)                                 Term of Office   Occupation(s)           Fund Complex   Directorships  (period ended
Address, and                 Position(s)    and Length of    During Past             Overseen by     Held by         March 31,
Date of Birth              Held with Trust   Time Served       5 Years                 Trustee       Trustee           2007)
--------------------------------------------------------------------------------------------------------------------------------
Samuel C. Fleming (66)       Trustee        Trustee since   Chairman Emeritus,            30          None           Fund: $250
c/o Decision Resources, Inc.                11/3/1986       Decision Resources, Inc.                             Portfolio: $1,031
61 Meadowbrook Road                                         ("DRI") (biotechnology
Weston, MA 02493                                            research and consulting
9/30/40                                                     firm); formerly Chairman
                                                            of the Board and Chief
                                                            Executive Officer, DRI

Benjamin M. Friedman (62)    Trustee        Trustee since   William Joseph Maier,         30          None           Fund: $250
c/o Harvard University                      9/13/1989       Professor of Political                               Portfolio: $1,031
Littauer Center 127                                         Economy, Harvard
Cambridge, MA 02138                                         University
8/5/44

John H. Hewitt (72)          Trustee        Trustee since   Trustee, Mertens              30          None           Fund: $250
P.O. Box 2333                               11/3/1986       House, Inc. (hospice)                                Portfolio: $1,031
New London, NH 03257
4/11/35

Caleb Loring III (63)        Trustee        Trustee since   Trustee, Essex Street         30          None           Fund: $250
c/o Essex Street Associates                 11/3/1986       Associates (family                                   Portfolio: $1,079
P.O. Box 5600                                               investment trust office)
Beverly, MA
01915
11/14/43

Interested Trustees

Patrick J. Sheppard (41)     Trustee,       Since 2003      President and Chief           30          None                $0
                             President
The Boston Company           and Chief                      Operating Officer of
Asset Management, LLC        Executive                      The Boston Company
                             Officer
One Boston Place                                            Asset Management, LLC;
Boston, MA 02108                                            formerly Senior Vice President
7/24/65                                                     and Chief Operating
                                                            Officer,
                                                            Mellon Asset Management
                                                           ("MAM") and Vice
                                                            President and Chief
                                                            Financial Officer, MAM

Principal Officers who are Not Trustees


Name (Age)                                            Term of Office
Address, and                   Position(s)            and Length of        Principal Occupation(s)
Date of Birth                  Held with Trust        Time Served          During Past 5 Years
-----------------------------------------------------------------------------------------------------------------------------
Barbara A. McCann (46)         Vice President         Since 2003           Senior Vice President and Head of Operations,
Mellon Asset Management        and Secretary                               Mellon Asset Management ("MAM"); formerly First
One Boston Place                                                           Vice President, MAM and Mellon Global Investments
Boston, MA 02108
2/20/61

Steven M. Anderson (41)        Vice President         Vice President       Vice President and Mutual Funds Controller,
Mellon Asset Management        and Treasurer          since 1999;          Mellon Asset Management; formerly Assistant Vice
One Boston Place                                      Treasurer            President and Mutual Funds Controller, Standish
Boston, MA 02108                                      since 2002           Mellon Asset Management Company, LLC
7/14/65

Denise B. Kneeland (55)        Assistant Vice         Since 1996           First Vice President and Manager, Mutual Funds
Mellon Asset Management        President                                   Operations, Mellon Asset Management; formerly Vice
One Boston Place                                                           President and Manager, Mutual Fund Operations,
Boston, MA 02108                                                           Standish Mellon Asset Management Company, LLC
8/19/51

Mary T. Lomasney (50)          Chief                  Since 2005           First Vice President, Mellon Asset Management and
Mellon Asset Management        Compliance                                  Chief Compliance Officer, Mellon Funds Distributor, L.P.
One Boston Place               Officer                                     and Mellon Optima L/S Strategy Fund, LLC; formerly
Boston, MA 02108                                                           Director, Blackrock, Inc., Senior Vice President,
4/8/57                                                                     State Street Research & Management Company
                                                                           ("SSRM"), and Vice President, SSRM

                           [LOGO]Mellon
                                 ---------------------------
                                 Mellon Institutional Funds

                                 One Boston Place
                                 Boston, MA 02108-4408
                                 800.221.4795
                                 www.melloninstitutionalfunds.com


                                                                   6930SA0306

[LOGO]Mellon
      --------------------------
      Mellon Institutional Funds

                                      The Boston Company
Semiannual Report                     Small/Mid Cap Growth Fund
--------------------------------------------------------------------------------
March 31, 2007 (Unaudited)

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

Any information in this shareholder report regarding market or economic trends or the factors influencing the Fund's historical or future performance are statements of the opinion of Fund management as of the date of this report. These statements should not be relied upon for any other purposes. Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. The Fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington D.C. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of the Fund's portfolio holdings, view the most recent quarterly holdings report, semi-annual report or annual report on the Fund's web site at http://www.melloninstitutionalfunds.com.

To view the Fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30 visit http://www.melloninstitutionalfunds.com or the SEC's web site at http://www.sec.gov. You may also call 1-800-221-4795 to request a free copy of the proxy voting guidelines.

                   Mellon Institutional Funds Investment Trust
                  The Boston Company Small/Mid Cap Growth Fund

                     Shareholder Expense Example (Unaudited)
--------------------------------------------------------------------------------

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 1, 2006 to March 31, 2007).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000.00=8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                                      Expenses Paid
                                  Beginning           Ending         During Period+
                                Account Value      Account Value     October 1, 2006
                               October 1, 2006    March 31, 2007    to March 31, 2007
--------------------------------------------------------------------------------------
Actual                            $1,000.00         $1,117.20             $5.28
Hypothetical (5% return
  per year before expenses)       $1,000.00         $1,019.95             $5.04

---------
+ Expenses are equal to the Fund's annualized expense ratio of 1.00%, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

                   Mellon Institutional Funds Investment Trust
                  The Boston Company Small/Mid Cap Growth Fund

             Portfolio Information as of March 31, 2007 (Unaudited)
--------------------------------------------------------------------------------

                                                                Percentage of
Top Ten Holdings*                 Sector                         Investments
-----------------------------------------------------------------------------
Washington Group International    Industrials                        1.6%
Stericycle, Inc.                  Industrials                        1.5
Range Resources Corp.             Energy                             1.5
Perkinelmer, Inc.                 Healthcare                         1.4
NeuStar, Inc.                     Telecommunication Services         1.4
Petsmart, Inc.                    Consumer Discretionary             1.3
Integra Lifesciences              Healthcare                         1.3
Capitalsource, Inc.               Financial                          1.3
Lions Gate Entertainment          Consumer Discretionary             1.3
Tiffany & Co.                     Consumer Discretionary             1.2
                                                                    ----
                                                                    13.8%

*    Excludes short-term securities and cash collateral investments.

                                  Percentage of
Economic Sector Allocation         Net Assets
-----------------------------------------------
Consumer Discretionary               11.1%
Consumer Staples                      6.4
Energy                                8.1
Financials                           11.0
Health Care                          15.8
Industrials                          13.7
Information Technology               21.7
Materials                             5.9
Telecommunication Services            1.6
Utilities                             1.1
Short-term and Other Assets           3.6
                                    -----
                                    100.0%

The Fund is actively managed. Current holdings may be different than those presented above.

                   Mellon Institutional Funds Investment Trust
                  The Boston Company Small/Mid Cap Growth Fund

               Schedule of Investments--March 31, 2007 (Unaudited)
--------------------------------------------------------------------------------

                                                             Value
Security                                         Shares    (Note 1A)
--------------------------------------------------------------------
UNAFFILIATED INVESTMENTS--105.5%
EQUITIES--96.4%
Consumer Discretionary--11.1%
Bright Horizons Family Solutions, Inc. (a)        5,290    $ 199,698
Coldwater Creek Inc.                              6,080      123,302
Interface, Inc.                                   7,510      120,085
ITT Educational Services Inc.                     2,690      219,208
Lions Gate Entertainment Corp. (a)(b)            29,108      332,413
Oakley, Inc.                                      5,840      117,618
Petsmart, Inc.                                   10,560      348,058
Steiner Leisure Ltd.--ADR (a)                     5,180      232,996
Texas Roadhouse, Inc., Class A (a)               20,020      285,285
The Cheesecake Factory (b)                        8,550      227,858
Tiffany & Co.                                     6,780      308,354
                                                           ---------
                                                           2,514,875
                                                           ---------
Consumer Staples--6.4%
Dean Foods Corp.                                  3,980      186,025
Hain Celestial Group, Inc.                        4,060      122,084
Hansen Natural Corp. (a)                          5,520      209,098
Inter Parfums, Inc.                              11,850      248,850
Longs Drug Stores Corp.                           4,580      236,511
Ruddick Corp.                                     9,170      275,834
United Natural Foods, Inc. (a)                    5,830      178,631
                                                           ---------
                                                           1,457,033
                                                           ---------
Energy--8.1%
Cameron International Corp. (a)                   4,300      269,997
CNX Gas Corp. (b)                                 9,160      259,503
Dril-Quip, Inc. (a)                               3,860      167,061
FMC Technologies, Inc.                            3,840      267,878
Penn Virginia Corp.                               3,190      234,146
Range Resources Corp.                            11,290      377,086
W-H Energy Services, Inc. (a)                     5,390      251,929
                                                           ---------
                                                           1,827,600
                                                           ---------
Financial--11.0%
Arch Capital Group Ltd. ADR (a)                   3,770      257,152
Argonaut Group, Inc. (a)                          1,990       64,396
CapitalSource, Inc. (b)                          13,300      334,229
Capitol Bancorp Ltd.                              4,080      150,348
First Midwest Bancorp, Inc.                       3,200      117,600
International Securities Exchange, Inc.           3,840      187,392
Lazard Ltd. Class A                               5,940      298,069
Montpelier Re Holdings Ltd.                       7,230      125,368
Old National Bancorp                              9,400      170,892
Piper Jaffray Companies, Inc. (a)                 1,960      121,402

The accompanying notes are an integral part of the financial statements.

                   Mellon Institutional Funds Investment Trust
                  The Boston Company Small/Mid Cap Growth Fund

               Schedule of Investments--March 31, 2007 (Unaudited)
--------------------------------------------------------------------------------

                                                             Value
Security                                         Shares    (Note 1A)
--------------------------------------------------------------------
Financial (continued)
Portfolio Recovery Associates, Inc. (a)(b)        6,530    $ 291,565
SVB Financial Group                               3,730      181,241
UCBH Holdings, Inc.                               5,920      110,230
Umpqua Holdings Corp. (b)                         3,140       84,058
                                                           ---------
                                                           2,493,942
                                                           ---------
Health Care--15.8%
Arrow International, Inc.                         5,260      169,162
Covance, Inc. (a)                                 2,050      121,647
Cytyc Corp.(a)                                    5,350      183,024
Dentsply International, Inc.                      5,560      182,090
Exelixis, Inc.                                   11,590      115,205
Integra LifeSciences Holdings (a)                 7,450      339,571
InterMune, Inc.                                   3,170       78,172
Medarex, Inc. (a)(b)                              5,320       68,841
Millipore Corp. (b)                               3,390      245,673
PDL BioPharma, Inc. (a)                           5,670      123,039
Pediatrix Medical Group, Inc. (a)                 4,260      243,076
PerkinElmer, Inc.                                15,160      367,175
Psychiatric Solutions, Inc.                       5,990      241,457
Respironics, Inc. (a)                             7,317      307,241
Thermo Fisher Scientific, Inc. (a)(b)             3,710      173,443
VCA Antech, Inc. (a)                              6,690      242,914
Viasys Healthcare, Inc. (a)                       6,630      225,354
Wellcare Group, Inc. (a)                          1,570      133,843
                                                           ---------
                                                           3,560,927
                                                           ---------
Industrials--13.7%
Alaska Air Group, Inc. (a)                        2,850      108,585
Bucyrus International, Inc., Class A              3,470      178,705
Copart, Inc. (a)                                  8,020      224,640
Foster Wheeler Ltd. (a)                           4,960      289,614
Global Cash Access, Inc. (a)                     13,500      225,315
Hub Group, Inc., Class A Shares (a)               7,580      219,744
MSC Industrial Direct Co., Inc.                   5,860      273,545
Quanta Services Inc (a) (b)                       7,150      180,323
Ritchie Bros. Auctioneers                         2,570      150,396
Stericycle, Inc. (a)                              4,670      380,605
UAP Holding Corp.                                 9,170      237,045
UTI Worldwide, Inc.                               9,020      221,712
Washington Group International, Inc. (a)          6,180      410,476
                                                           ---------
                                                           3,100,705
                                                           ---------
Information Technology--21.7%
Activision, Inc. (a)                             13,990      264,971
Amdocs, Ltd. ADR (a)                              5,030      183,494
AMIS Holdings, Inc. (a)                          14,980      164,031

The accompanying notes are an integral part of the financial statements.

                   Mellon Institutional Funds Investment Trust
                  The Boston Company Small/Mid Cap Growth Fund

               Schedule of Investments--March 31, 2007 (Unaudited)
--------------------------------------------------------------------------------

                                                             Value
Security                                         Shares    (Note 1A)
---------------------------------------------------------------------
Information Technology (continued)
Arris Group, Inc. (a)                            14,650    $  206,272
BEA Systems, Inc. (a)                             8,940       103,615
Brocade Communications Systems, Inc. (a)         19,000       180,880
Ceridian Corp. (a)                                4,800       167,232
DealerTrack Holdings, Inc. (a)                    4,120       126,566
EFunds Corp.                                      6,600       175,956
FLIR Systems, Inc.                                3,420       121,991
Formfactor, Inc. (a)                              2,300       102,925
Foundry Networks, Inc.                           14,850       201,515
Harris Corp.                                      3,660       186,477
Informatica Corp. (a)                            13,220       177,545
Intersil Corp., Class A Shares                    4,210       111,523
Kronos, Inc.                                      2,970       158,895
Micrel Inc. (a)                                   9,650       106,343
Microchip Technology Inc.                         5,410       192,217
Microsemi Corp.                                   9,120       189,787
MoneyGram International, Inc.                     3,900       108,264
Net Gear Inc. (a)                                 6,570       187,442
PMC-Sierra, Inc. (b)                             33,100       232,031
Polycom, Inc. (a)                                 3,400       113,322
Smart Modular Technologies, Inc. (a)             14,940       191,083
Sybase, Inc. (a)                                  9,350       236,368
Tessera Technologies, Inc. (a)                    3,730       148,230
Transaction Systems Archietects, Inc.             3,190       103,324
ValueClick, Inc. (a)                              3,550        92,762
Verisign, Inc. (a)                                4,570       114,798
Wright Express Corp. (a)                          8,110       245,976
                                                            ---------
                                                            4,895,835
                                                            ---------
Materials--5.9%
Aber Diamond Corp. (b)                            6,630       247,034
AptarGroup, Inc.                                  4,280       286,460
Carpenter Technology Corp.                        2,020       243,935
Cleveland-Cliffs, Inc. (b)                        1,920       122,899
Kinross Gold Corp. (a)                           18,880       260,355
Schnitzer Steel Industries, Inc.                  4,410       177,147
                                                            ---------
                                                            1,337,830
                                                            ---------
Telecommunication Services--1.6%
NeuStar, Inc. (a)                                12,540       356,638
                                                            ---------
Utilities--1.1%
Ormat Technologies, Inc.                          5,750       241,269
                                                           ----------
Total Equities (Cost $20,008,393)                          21,786,654
                                                           ----------

The accompanying notes are an integral part of the financial statements.

                   Mellon Institutional Funds Investment Trust
                  The Boston Company Small/Mid Cap Growth Fund

               Schedule of Investments--March 31, 2007 (Unaudited)
--------------------------------------------------------------------------------

                                                                                   Par         Value
Security                                                  Rate     Maturity       Value       (Note 1A)
--------------------------------------------------------------------------------------------------------
SHORT-TERM INVESTMENT--0.3%
U.S. Government--0.3%
U.S. Treasury Bill (c) (d) (Cost $69,287)                 4.89%    6/14/2007       70,000    $    69,306
                                                                                             -----------
INVESTMENT IN CASH COLLATERAL--8.8%                                                Shares
                                                                                ---------
Registered Investment Company;
BlackRock Cash Strategies L.L.C. (Cost $1,982,465)                              1,982,465      1,982,465
                                                                                             -----------
TOTAL UNAFFILIATED INVESTMENTS (Cost $22,060,145)                                             23,838,425
                                                                                             -----------
AFFILIATED INVESTMENTS--9.6%
Dreyfus Institutional Preferred Plus Money Market Fund
(e) (Cost $2,164,098)                                                           2,164,098      2,164,098
                                                                                             -----------
TOTAL INVESTMENTS--115.1% (Cost $24,224,243)                                                  26,002,523
                                                                                             -----------
LIABILITIES IN EXCESS OF OTHER ASSETS--(15.1%)                                                (3,405,585)
                                                                                             -----------
NET ASSETS--100%                                                                             $22,596,938
                                                                                             ===========

Notes to Schedule of Investments:
ADR--American Depository Receipt
(a)  Non-income producing security.
(b)  Security, or a portion of thereof, was on loan at March 31, 2007
(c)  Rate noted is yield to maturity.
(d) Denotes all or part of security segregated as collateral for futures transactions.
(e)  Affiliated institutional money market fund.


At March 31, 2007 the Portfolio held the following futures contracts:

                                                                   Underlying Face     Unrealized
Contract                            Position    Expiration Date    Amount at Value    Appreciation
--------------------------------------------------------------------------------------------------
Russell 2000 Index (4 Contracts)      Long         6/14/2007         $1,569,338         $46,648
                                                                                        =======

The accompanying notes are an integral part of the financial statements.

                   Mellon Institutional Funds Investment Trust
                  The Boston Company Small/Mid Cap Growth Fund

                       Statement of Assets and Liabilities
                           March 31, 2007 (Unaudited)
--------------------------------------------------------------------------------

Assets

  Investment in securities, at value (Note 1A) (including securities on loan, valued at $1,932,390 (Note 7)):
    Unaffiliated investments (cost $22,060,145)                                                  $23,838,425
    Affiliated investments (Note 1F) (cost $2,164,098)                                             2,164,098
  Receivable for investments sold                                                                    282,907
  Receivable for class action settlement due from advisor                                            166,161
  Interest and dividends receivable                                                                   12,649
  Receivable for fund shares sold                                                                     17,318
  Receivable for variation margin on open futures contracts (Note 6)                                   7,400
  Prepaid expenses                                                                                    17,503
                                                                                                 -----------
    Total assets                                                                                  26,506,461
Liabilities
  Collateral for securities on loan (Note 7)                                    $ 1,982,465
  Payable for investments purchased                                               1,894,903
  Accrued professional fees                                                          17,855
  Accrued accounting, custody, administration and transfer agent fees (Note 2)       12,648
  Accrued trustees' fees (Note 2)                                                       982
  Accrued chief compliance officer fee (Note 2)                                         374
  Accrued administrator services fee (Note 2)                                           289
  Other accrued expenses and liabilities                                                  7
                                                                                -----------
    Total liabilities                                                                              3,909,523
                                                                                                 -----------
Net Assets                                                                                       $22,596,938
                                                                                                 ===========
Net Assets consist of:
  Paid-in capital                                                                                $19,276,669
  Accumulated net realized gain                                                                    1,517,057
  Accumulated net investment loss                                                                    (21,716)
  Net unrealized appreciation                                                                      1,824,928
                                                                                                 -----------
Total Net Assets                                                                                 $22,596,938
                                                                                                 ===========
Shares of beneficial interest outstanding                                                          1,446,720
                                                                                                 ===========
Net Asset Value, offering and redemption price per share
  (Net Assets/Shares outstanding)                                                                $     15.62
                                                                                                 ===========

The accompanying notes are an integral part of the financial statements.

                   Mellon Institutional Funds Investment Trust
                  The Boston Company Small/Mid Cap Growth Fund

                             Statement of Operations
               For the Six Months Ended March 31, 2007 (Unaudited)
--------------------------------------------------------------------------------

Investment Income (Note 1B)
  Dividend income                                                                        $   46,577
  Dividend income from affiliated investments (Note 1F)                                      27,165
  Interest income                                                                             6,845
  Securities lending income (Note 7)                                                          1,933
                                                                                         ----------
    Total investment income                                                                  82,520
Expenses
  Investment advisory fee (Note 2)                                        $   62,539
  Accounting, custody, administration and transfer agent fees (Note 2)        35,553
  Professional fees                                                           19,184
  Registration fees                                                            7,831
  Insurance expense                                                            2,493
  Trustees' fees and expenses (Note 2)                                         1,883
  Administrative service fee (Note 2)                                            652
  Miscellaneous expenses                                                       4,187
                                                                          ----------
    Total expenses                                                           134,322
Deduct:
  Waiver of invesment advisory fee (Note 2)                                  (30,086)
                                                                          ----------
    Net Expenses                                                                            104,236
                                                                                         ----------
      Net investment loss                                                                   (21,716)
                                                                                         ----------
Realized and Unrealized Gain (Loss)
  Net realized gain (loss) on:
    Investments                                                            1,470,416
    Financial futures transactions                                            75,789
                                                                          ----------
      Net realized gain                                                                   1,546,205
  Change in unrealized appreciation (depreciation) on:
    Investments                                                              741,386
    Financial futures contracts                                               51,557
                                                                          ----------
      Net change in unrealized appreciation (depreciation)                                  792,943
                                                                                         ----------
  Net realized and unrealized gain (loss) on investments                                  2,339,148
                                                                                         ----------
Net Increase in Net Assets from Operations                                               $2,317,432
                                                                                         ==========

The accompanying notes are an integral part of the financial statements.

                   Mellon Institutional Funds Investment Trust
                  The Boston Company Small/Mid Cap Growth Fund

                       Statements of Changes in Net Assets
--------------------------------------------------------------------------------

                                                                              For the
                                                                          Six Months Ended         For the
                                                                           March 31, 2007         Year Ended
                                                                            (Unaudited)       September 30, 2006
                                                                          ----------------    ------------------
Increase (Decrease) in Net Assets:
From Operations
  Net investment income (loss)                                              $   (21,716)         $   (32,907)
  Net realized gain (loss)                                                    1,546,205            3,538,082
  Change in net unrealized appreciation (depreciation)                          792,943           (1,959,349)
  Net increase from payments by affiliates                                           --                6,357
                                                                            -----------          -----------
  Net increase (decrease) in net assets from investment operations            2,317,432            1,552,183
                                                                            -----------          -----------
Distributions to Shareholders (Note 1C)
  From net realized gains on investments                                     (1,270,011)                  --
                                                                            -----------          -----------
  Total distributions to shareholders                                        (1,270,011)                  --
                                                                            -----------          -----------
Fund Share Transactions (Note 4)
  Net proceeds from sale of shares                                            1,731,987               99,425
  Value of shares issued to shareholders in reinvestment of distibutions      1,270,011                   --
  Cost of shares redeemed                                                    (1,841,035)            (972,218)
                                                                            -----------          -----------
  Net increase (decrease) in net assets from Fund share transactions          1,160,963             (872,793)
                                                                            -----------          -----------
Total Increase (Decrease) in Net Assets                                       2,208,384              679,390
Net Assets
  At beginning of period                                                     20,388,554           19,709,164
                                                                            -----------          -----------
  At end of period [including undistributed
    net investment income (loss) of ($21,716) and $0, respectively]         $22,596,938          $20,388,554
                                                                            ===========          ===========

The accompanying notes are an integral part of the financial statements.

                   Mellon Institutional Funds Investment Trust
                  The Boston Company Small/Mid Cap Growth Fund

                              Financial Highlights
--------------------------------------------------------------------------------

                                               For the
                                          Six Months Ended                      Year Ended September 30,
                                            March 31, 2007    -------------------------------------------------------------
                                             (Unaudited)        2006          2005        2004         2003          2002
                                             -----------        ----          ----        ----         ----          ----
Net Asset Value, Beginning of Period           $  14.92       $  13.84      $  11.26    $   9.48     $   7.10      $   8.15
                                               --------       --------      --------    --------     --------      --------
FromOperations:
  Net investment income (loss) *(a)               (0.02)         (0.02)        (0.04)      (0.08)       (0.01)        (0.02)
  Net realized and unrealized gains (loss) on      1.73           1.10          2.62        1.86(b)      2.39(b)      (1.03)(b)
  investments
  Net increase from payments by affiliates            -           0.00(c)          -           -            -             -
                                               --------       --------      --------    --------     --------      --------
Total from operations                              1.71           1.08          2.58        1.78         2.38         (1.05)
                                               --------       --------      --------    --------     --------      --------
Less Distributions to Shareholders:
  From net investment income                          -              -             -           -            -(c)          -
  From net realized gains on investments          (1.01)             -             -           -            -             -
                                               --------       --------      --------    --------     --------      --------
Total distributions to shareholders               (1.01)             -             -           -            -(c)          -
                                               --------       --------      --------    --------     --------      --------
Net Asset Value, End of Period                 $  15.62       $  14.92      $  13.84    $  11.26     $   9.48      $   7.10
                                               ========       ========      ========    ========     ========      ========
Total Return (d)                                  11.72%(g)       7.80%(e)     22.91%      18.78%       33.54%       (12.88%)
Ratios/Supplemental data:
  Expenses (to average daily net assets)*          1.00%(f)       1.00%         1.00%       0.98%        0.74%         0.74%
  Net Investment Income (Loss)
  (to average daily net assets)*                  (0.21%)(f)     (0.16%)       (0.32%)     (0.69%)      (0.17%)       (0.24%)
  Portfolio Turnover                                 90%(g)        161%          167%        157%         252%(e)       248%
  Net Assets, End of Period (000's omitted)    $ 22,597       $ 20,389      $ 19,709    $ 19,222     $ 21,852      $ 18,861

--------
* For the periods indicated, the investment advisor voluntarily agreed not to impose a portion of its investment advisory fee and/or reimbursed the Fund for all or a portion of its operating expenses. If this voluntary action had not been taken, the investment income per share and the ratios, without waivers and reimbursement, would have been:

Net investment income (loss) per share (a)     $  (0.04)      $  (0.07)     $  (0.09)   $  (0.12)    $  (0.07)     $  (0.08)
Ratios (to average daily net assets):
  Expenses                                         1.29%(f)       1.29%         1.38%       1.33%        1.40%         1.46%
  Net investment income (loss)                    (0.50%)(f)     (0.45%)       (0.70%)     (1.04%)      (0.83%)       (0.96%)

(a)  Calculated using the average shares outstanding.
(b) Amounts include litigation proceeds received by the Fund of $0.12 for the six months ended March 31, 2007, $0.03 for the year ended September 30, 2004, $0.01 for the year ended September 30, 2003 relating to securities litigation, $0.15 for the year ended September 30, 2002 relating to the settlement of multiple class action lawsuits and $0.14 for the year ended September 30, 2001 relating to NASDAQ recovery.
(c)  Calculates to less than $0.01 per share.
(d)  Total return would have been lower in the absence of expense waivers.
(e) For the year ended September 30, 2006, 0.03% of the Fund's return consisted of a payment by the advisor to compensate the Fund for a trading error. Excluding this payment, total return 7.77%.
(f)  Annualized.
(g)  Not annualized.

The accompanying notes are an integral part of the financial statements.

                   Mellon Institutional Funds Investment Trust
                  The Boston Company Small/Mid Cap Growth Fund

                    Notes to Financial Statements (Unaudited)
--------------------------------------------------------------------------------

(1)  Organization and Significant Accounting Policies:

     Mellon Institutional Funds Investment Trust (the "Trust") is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end, management investment company. The Boston Company Small/Mid Cap Growth Fund (the "Fund") is a separate diversified investment series of the Trust.

     The objective of the Fund is to achieve long-term growth of capital. The Fund seeks to achieve its objective by investing, under normal circumstances, at least 80% of net assets in equity securities of small cap and mid cap U.S. companies. The Fund focuses on companies with total market capitalizations equal to or less than the total market capitalization of the largest company included in the Russell 2500 Growth Index. The Fund may also invest in equity index futures based on the Russell 2000 and S&P Midcap indices, and exchange traded funds based upon the Russell 2500 Growth Index.

     The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

     A.   Investment security valuations

     Fund shares are valued as of the close of regular trading (normally 4:00 p.m., Eastern Time) on each day that the New York Stock Exchange ("NYSE") is open. Securities are valued at the last sale prices on the exchange or national securities market on which they are primarily traded. Securities not listed on an exchange or national securities market, or securities for which there were no reported transactions, are valued at the last calculated mean price (average of last bid and last offer). Securities that are fixed income securities, other than short-term instruments with less than sixty days remaining to maturity, for which market prices are readily available, are valued at their current market value on the basis of quotations, which may be furnished by a pricing service or dealers in such securities. Securities (including illiquid securities) for which quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Trustees. With respect to any portion of the Fund's assets that are invested in one or more open-end regulated investment companies ("RICs"), the Fund's net asset value ("NAV") will be calculated based upon the NAVs of such RICs.

     Exchange traded options and futures are valued at the settlement price determined by the relevant exchange.

     Short-term instruments with less than sixty days remaining to maturity are valued at amortized cost, which approximates market value. If the Fund acquires a short-term instrument with more than sixty days remaining to its maturity, it is valued at current market value until the sixtieth day prior to maturity and will then be valued at amortized cost based upon the value on such date unless the Trustees determine during such sixty-day period that amortized cost does not represent fair value.

     B.   Securities transactions and income

     Securities transactions are recorded as of trade date. Interest income is determined on the basis of coupon interest accrued, adjusted for accretion of discount or amortization of premium using the yield-to-maturity method on debt securities with greater than sixty days to maturity. Dividend income is recorded on the ex-dividend date. Realized gains and losses from securities sold are recorded on the identified cost basis. Dividends representing a return of capital are reflected as a reduction of cost.

     C.   Distributions to shareholders

     Distributions to shareholders are recorded on the ex-dividend date. The Fund's distributions from capital gains, if any, after reduction of capital losses will be declared and distributed at least annually. Dividends from net investment income and distributions from capital gains, if any, are reinvested in additional shares of the Fund unless the shareholder elects to receive them in cash. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences which may result in reclassifications, are primarily due to differing treatments for losses deferred due to wash sales and the timing of recognition of realized and unrealized gains or losses on futures contracts

     Permanent book and tax basis differences relating to shareholder distributions result in reclassifications among undistributed net investment income, accumulated net realized gain (loss) and paid in capital. Undistributed net investment income (loss) and accumulated net realized gain (loss) on investments may include temporary book and tax basis differences which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.

                   Mellon Institutional Funds Investment Trust
                  The Boston Company Small/Mid Cap Growth Fund

                    Notes to Financial Statements (Unaudited)
--------------------------------------------------------------------------------

     D.   Expenses

     The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated among the funds of the Trust taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

     E.   Commitments and contingencies

     In the normal course of business, the Fund may enter into contracts and agreements that contain a variety of representations and warranties, which provide general indemnifications. The maximum exposure to the Fund under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risks of loss to be remote.

     F.   Affiliated issuers

     Affiliated issuers are investment companies advised by The Boston Company Asset Management LLC ("TBCAM"), a wholly-owned subsidiary of Mellon Financial Corporation, or its affiliates.

     G.   New Accounting Requirements

     In July 2006, the Financial Accounting Standards Board ("FASB") issued Interpretation No. 48 ("FIN 48"), "Accounting for Uncertainty in Income Taxes - an Interpretation of FASB Statement No. 109" (the "Interpretation"). The Interpretation establishes for all entities, including pass-through entities such as the Fund, a minimum threshold for financial statement recognition of the benefit of positions taken in filing tax returns (including whether an entity is taxable in a particular jurisdiction), and requires certain expanded tax disclosures. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. At this time, management is evaluating the implications of FIN 48 and its impact in the financial statements has not yet been determined.

     In addition, on September 20, 2006, FASB released Statement of Financial Accounting Standards No. 157 "Fair Value Measurements" ("FAS 157"). FAS 157 establishes an authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair-value measurements. The application of FAS 157 is required for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. At this time, management is evaluating the implications of FAS 157 and its impact, if any, in the financial statements has not yet been determined.

(2)  Investment Advisory Fee and Other Transactions With Affiliates:

     The investment advisory fee paid to TBCAM for overall investment advisory, administrative services, and general office facilities, is paid monthly at the annual rate of 0.60% of the Fund's average daily net assets. TBCAM voluntarily agreed to limit the Fund's total annual operating expenses (excluding brokerage commissions, taxes and extraordinary expenses) to 1.00% of the Fund's average daily net assets for the six months ended March 31, 2007. Pursuant to this arrangement, for the six months ended March 31, 2007, TBCAM voluntarily reimbursed $30,086 of the Fund's operating expenses. This arrangement is voluntary and temporary and may be discontinued or revised by TBCAM at any time.

     On December 4, 2006, Mellon Financial Corporation ("MFC") and The Bank of New York Company, Inc. ("BNY") announced that they had entered into a definitive agreement to merge. The new company will be called The Bank of New York Mellon Corporation. As part of this transaction, TBCAM would become an indirect wholly-owned subsidiary of The Bank of New York Mellon Corporation. The transaction is subject to certain regulatory approvals and the approval of BNY's and MFC's shareholders, as well as other customary conditions to closing. Subject to such approvals and the satisfaction of the other conditions, MFC and BNY expect the transaction to be completed in the third quarter of 2007.

     The Trust entered into an agreement with Dreyfus Transfer, Inc., a wholly-owned subsidiary of The Dreyfus Corporation, a wholly-owned subsidiary of Mellon Financial Corporation and an affiliate of TBCAM, to provide personnel and facilities to perform transfer agency and certain shareholder services for the Fund. For these services the Fund pays Dreyfus Transfer, Inc. a fixed fee plus per account and transaction based fees, as well as, out-of-pocket expenses. Pursuant to this agreement, the Fund was charged $3,977 for the six months ended March 31, 2007.

     The Trust entered into an agreement with Mellon Bank, N.A. ("Mellon Bank"), a wholly-owned subsidiary of Mellon Financial Corporation and an affiliate of TBCAM, to provide custody, administration and accounting services for the Fund. For these services the Fund pays Mellon Bank a fixed fee plus asset and transaction based fees, as well as out-of-pocket expenses. Pursuant to this agreement, the Fund was charged $31,576 for the six months ended March 31, 2007.

                   Mellon Institutional Funds Investment Trust
                  The Boston Company Small/Mid Cap Growth Fund

                    Notes to Financial Statements (Unaudited)
--------------------------------------------------------------------------------

     The Trust also entered into an agreement with Mellon Bank to perform certain securities lending activities and to act as the Fund's lending agent. Mellon Bank receives an agreed upon percentage of the net lending revenues. Pursuant to this agreement, Mellon Bank earned $815 for the six months ended March 31, 2007. See Note 7 for further details.

     The Trust reimburses Mellon Asset Management for a portion of the salary of the Trust's Chief Compliance Officer. For the six months ended March 31, 2007, the Fund was charged $2,105, which is included in miscellaneous expenses in the statement of operations. No other director, officer or employee of TBCAM or its affiliates receives any compensation from the Trust or the Fund for serving as an officer or Trustee of the Trust. The Fund pays each Trustee who is not a director, officer or employee of TBCAM or its affiliates an annual fee and a per meeting fee as well as reimbursement for travel and out-of-pocket expenses. In addition, the Trust pays the legal fees for the independent counsel of the Trustees.

     The Trust has contracted Mellon Investor Services LLC, a wholly owned subsidiary of Mellon Financial Corporation and an affiliate of TBCAM, to provide printing and fulfillment services for the Fund. Pursuant to this agreement, the Fund was charged $317, which is included in miscellaneous expenses in the statement of operations, for the six months ended March 31, 2007.

     The Fund pays administrative service fees. These fees are paid to affiliated or unaffiliated retirement plans, omnibus accounts and platform administrators and other entities ("Plan Administrators") that provide record keeping and/or other administrative support services to accounts, retirement plans and their participants. As compensation for such services, the Fund may pay each Plan Administrator an administrative service fee in an amount of up to 0.15% (on an annualized basis) of the Fund's average daily net assets attributable to Fund shares that are held in accounts serviced by such Plan Administrator. The Fund's adviser or its affiliates may pay additional compensation from their own resources to Plan Administrators and other entities for administrative services, as well as in consideration of marketing or other distribution-related services. These payments may provide an incentive for these entities to actively promote the Fund or cooperate with the distributor's promotional efforts.

(3)  Purchases and Sales of Investments:

     Purchases and proceeds from sales of investments, other than short-term obligations, For the six months ended March 31, 2007 were as follows:

                                            Purchases             Sales
                                            ---------             -----
     Non-U.S. Government Securities        $18,613,594         $18,133,858
                                           ===========         ============

(4)  Shares of Beneficial Interest:

     The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest having a par value of one cent per share. Transactions in Fund shares were as follows:

                                                For the             For the
                                           Six Months Ended        Year Ended
                                            March 31, 2007     September 30, 2006
                                           ----------------    ------------------
     Shares sold                               114,744                6,818
     Shares issued to shareholders
       in reinvestment of distributions         84,274                    -
     Shares redeemed                          (118,539)             (64,826)
                                           -----------              -------
     Net increase (decrease)                    80,479              (58,008)
                                           ===========              =======

     At March 31, 2007, two shareholders of record held, in the aggregate, approximately 78% of the total outstanding shares of the Fund. Investment activities of these shareholders could have a material impact on the Fund.

     The Fund imposes a redemption fee of 2% of the net asset value of the shares, with certain exceptions, which are redeemed or exchanged less than 30 days from the day of their purchase. The redemption fee is paid directly to the Fund, and is designed to offset brokerage commissions, market impact, and other costs associated with short-term trading in the Fund. The fee does not apply to shares that were acquired through reinvestment of distributions. For the six months ended March 31, 2007, the Fund did not access any redemption fees.

                   Mellon Institutional Funds Investment Trust
                  The Boston Company Small/Mid Cap Growth Fund

                    Notes to Financial Statements (Unaudited)
--------------------------------------------------------------------------------

(5)  Federal Taxes:

     Each year, the Fund intends to qualify as a "regulated investment company" under Subchapter M of the Code. As such and by complying with the applicable provisions of the Code regarding the sources of its income, the timely distributions of its income to its shareholders, and the diversification of its assets, the Fund will not be subject to U.S. federal income tax on its investment company taxable income and net capital gain which are distributed to shareholders.

     The cost and unrealized appreciation (depreciation) in value of the investment securities owned at March 31, 2007, as computed on a federal income tax basis, were as follows:

     Cost for federal income tax purposes               $24,224,243
                                                        ===========
     Gross unrealized appreciation                      $ 2,035,318
     Gross unrealized depreciation                         (257,038)
                                                        -----------
     Net unrealized appreciation (depreciation)         $ 1,778,280
                                                        ===========

(6)  Financial Instruments:

     In general, the following instruments are used for hedging purposes as described below. However, these instruments may also be used to seek to enhance potential gain in circumstances where hedging is not involved.

     The Fund may trade the following financial instruments with off-balance sheet risk:

     Futures contracts

     The Fund may enter into financial futures contracts for the purchase or sale of securities, or contracts based on financial indices at a fixed price on a future date. Pursuant to margin requirements, the Fund deposits either cash or securities in an amount equal to a certain percentage of the contract amount. Subsequent payments, known as variation margin, are made or received by the Fund each day, depending on the daily fluctuations in the value of the underlying security, and are recorded for financial statement purposes as unrealized appreciation or depreciation by the Fund. There are several risks in connection with the use of futures contracts as a hedging device. The change in value of futures contracts primarily corresponds with the value of their underlying instruments or indices, which may not correlate with changes in the value of hedged investments. Buying futures tends to increase the Fund's exposure to the underlying instrument, while selling futures tends to decrease the Fund's exposure to the underlying instrument or hedge other investments. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market. Losses may also arise if there is an illiquid secondary market or if the counterparty does not perform under the contract's terms. The Fund enters into financial futures transactions primarily to seek to manage its exposure to certain markets and to changes in securities prices and foreign currencies. Gains and losses are realized upon the expiration or closing of the futures contracts. Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade.

     At March 31, 2007, the Fund held open financial futures contracts. See the Schedule of Investments for further details.

(7) Security Lending:

     The Fund may lend its securities to financial institutions which the Fund deems to be creditworthy. The loans are collateralized at all times with cash or securities with a market value at least equal to the market value of the securities on loan. The market value of securities loaned is determined daily and any additional required collateral is allocated to the Fund on the next business day. For the duration of a loan, the Fund receives the equivalent of the interest or dividends paid by the issuer on the securities loaned and also receives compensation from the investment of the collateral. As with other extensions of credit, the Fund bears the risk of delay in recovery or even loss of rights in its securities on loan should the borrower of the securities fail financially or default on its obligations to the Fund. In the event of borrower default, the Fund generally has the right to use the collateral to offset losses incurred. The Fund may incur a loss in the event it was delayed or prevented from exercising its rights to dispose of the collateral. The Fund also bears the risk in the event that the interest and/or dividends received on invested collateral is not sufficient to meet the Fund's obligations due on the loans.

     The Fund loaned securities during the six months ended March 31, 2007 and earned interest on the invested collateral of $31,783 of which $29,850 was rebated to borrowers or paid in fees. At March 31, 2007, the Fund had securities valued at $1,932,390 on loan. See Schedule of Investments for further detail on the security positions on loan and collateral held.

                   Mellon Institutional Funds Investment Trust
                  The Boston Company Small/Mid Cap Growth Fund

                    Notes to Financial Statements (Unaudited)
--------------------------------------------------------------------------------
(8)  Line of Credit:

     The Fund, and other funds in the Trust and subtrusts in Mellon Institutional Funds Master Portfolio (the"Portfolio Trust") are parties to a committed line of credit facility, which enables each fund/portfolio to borrow, in the aggregate, up to $35 million. Interest is charged to each participating fund/portfolio based on its borrowings at a rate equal to the Federal Funds effective rate plus 1/2 of 1%. In addition, a facility fee, computed at an annual rate of 0.060 of 1% on the committed amount, is allocated ratably among the participating funds/portfolios at the end of each quarter. Each fund/portfolio also pays an annual renewal fee, computed at a rate of 0.020 of 1% of the committed amount and allocated ratably to the participating funds/portfolios. For the six months ended March 31, 2007, the expense allocated to the Fund was $408. The facility fee and interest expense are included in miscellaneous expenses on the statement of operations.

     For the six months ended March 31, 2007, the Fund had average borrowings outstanding of $1,200,000 for a total of four days and incurred $767 of interest expense. At March 31, 2007 the Fund had no borrowings outstanding.

                   Mellon Institutional Funds Investment Trust
                  The Boston Company Small/Mid Cap Growth Fund

     Factors Considered by Board of Trustees in Approving Advisory Agreement
                                   (Unaudited)
--------------------------------------------------------------------------------

The 1940 Act requires that the Board of Trustees, including a majority of its Trustees who are not affiliated with the Fund's investment adviser or underwriter (the "Independent Trustees") voting separately, approve the Fund's advisory agreement and the related fees on an annual basis. In their most recent deliberations concerning their decision to approve the continuation of the investment advisory agreement, the Board of Trustees conducted the review and made the determinations that are described below. In conducting this review and in making such determinations, the Independent Trustees received from the Fund's investment adviser, The Boston Company Asset Management LLC ("TBCAM" or the "Adviser"), a broad range of information in response to a written request prepared on their behalf by their own legal counsel. The Independent Trustees met alone in a private session with their legal counsel on September 28, 2006 to review these materials and to discuss the proposed continuation of the Fund's advisory agreement. Representatives of the Adviser attended a portion of the September meeting to provide an overview of its organization, personnel, resources and strategic plans, and to respond to questions and comments arising from the Independent Trustees' review of the materials and their deliberations. The entire Board then met on October 17, 2006.

The information requested by the Independent Trustees and reviewed by the entire Board included:

(i) Financial and Economic Data: The Adviser's balance sheet and income statements, as well as a profitability analysis of the Adviser, including a separate presentation of the Adviser's profitability relative to that of several publicly traded investment advisers;

(ii) Management Teams and Operations: The Adviser's Form ADV, as well as information concerning the Adviser's executive management, portfolio management, client service personnel and overall organizational structure, insurance coverage, brokerage and soft dollar policies and practices;

(iii) Comparative Performance and Fees: Analyses prepared by Lipper Analytical Services ("Lipper") regarding the Fund's historical performance, management fee and expense ratio compared to other funds, and the Adviser's separate account advisory fee schedules;

(iv) Specific Facts Relating to the Fund: The Adviser's commentary on the Fund's performance and any material portfolio manager and strategy changes that may have affected the Fund in the prior year, as well as the Fund's "fact sheets" prepared by the Adviser providing salient data about the Fund, including the Fund's holdings, strategies, recent market conditions and outlook, as well as the Adviser's views concerning the issues of breakpoints in the management fee schedule of the Fund and potential economies of scale; and

(v) Other Benefits: The benefits flowing to Mellon Financial Corporation ("Mellon") in the form of revenues received by Mellon affiliates in consideration of custodial, administrative, transfer agency and securities lending services provided by such affiliates to the Funds.

In considering the continuation of the Fund's advisory agreement, the Board of Trustees, including the Independent Trustees, did not identify any single factor as all-important or controlling, and individual Trustees did not necessarily attribute the same weight or importance to each factor. The Trustees determined that the terms and conditions of the advisory agreement and the compensation to the Adviser provided therein were fair and reasonable in light of the services performed, expenses incurred and such other matters as the Trustees considered relevant in the exercise of their reasonable judgment. The following summary does not detail all the matters that were considered. Some of the factors that figured prominently in the Trustees' determination are described below.

Nature, Extent and Quality of Services

The Board considered the nature, scope and quality of the overall services provided to the Fund by the Adviser. In their deliberations as to the continuation of the advisory agreement, the Trustees were also mindful of the fact that, by choosing to invest in the Fund, the Fund's shareholders have chosen to entrust the Adviser, under the supervision of the Board, to manage the portion of their assets invested in the Fund.

Among the specific factors the Board reviewed were the investment management, administrative, compliance and related services provided by the Adviser. The Board determined that the services provided were of high quality and at least commensurate with industry standards.

The Trustees reviewed the background and experience of the Fund's two portfolio managers and also met with senior management of the Adviser to receive an overview of its organization, personnel, resources and strategic plans. Among other things, the Trustees considered the size, education and experience of the Adviser's investment staff and overall responsiveness to changes in market conditions.

The Board determined that the Adviser had the expertise and resources to manage the Fund effectively.

 Investment Performance

The Board considered the investment performance of the Fund against a peer group of investment companies selected by the Adviser with input from the Trustees. The Board also compared the Fund's investment performance against the average performance of a larger universe of funds regarded by Lipper as having similar investment objectives and considered the Fund's performance rankings against that universe. In addition to the information received by the Board for at the September 28, 2006 Board meeting, the Trustees received similar detailed comparative performance information for the Fund at each regular Board meeting during the year.

The Board considered the Fund's performance for the one-, three- and five-year periods ended July 31, 2006 based on the Lipper materials provided to the Board at the September 28, 2006 meeting. The Board found that the Fund outperformed its peer group average returns for the one-year period (5.34% vs. 4.35%), three-year period (16.53% vs. 12.96%) and five-year period (7.12% vs. 5.32%).

                   Mellon Institutional Funds Investment Trust
                  The Boston Company Small/Mid Cap Growth Fund

    Factors Considered by Board of Trustees in Approving Advisory Agreement
                                  (Unaudited)
--------------------------------------------------------------------------------

Advisory Fee and Other Expenses

The Board considered the advisory fee rate paid by the Fund to the Adviser. The Fund's contractual advisory fee was 0.600%, in the 1st (best) quintile of its peer group of funds, the median fee of which was 0.775%. The Fund's net management fee, after giving effect to expense limitations, was 0.220%, below the peer group median net management fee of 0.663%. Based on the Lipper data, as well as other factors discussed at the September 28, 2006 meeting, the Board determined that the Fund's advisory fee is reasonable relative to its peer group averages, both with and without giving effect to expense limitations.

The Board also compared the fees payable by the Fund relative to those payable by separate account clients of the Adviser. Based on the additional scope and complexity of the services provided and responsibilities assumed by the Adviser with respect to the Fund relative to these other types of clients, the Board concluded that the fees payable under the advisory agreement were reasonable relative to the nature and quality of the services provided.

The Board also considered the Fund's expense ratio and compared it to that of its peer group of similar funds. The Board found that the actual net expense ratio of 1.002% (after giving effect to expense limitations) was slightly higher than the median net expense ratio of the peer group of 0.984%. However, most of the funds in the peer group were larger than the Fund.

The Adviser's Profitability

The Board considered the Adviser's profitability in managing the Fund and the Mellon Institutional Funds as a group, as well as the methodology used to compute such profitability, and the various direct and indirect expenses incurred by the Adviser or its affiliated investment adviser, Standish Mellon Asset Management Company LLC ("Standish Mellon") in managing the Fund and other funds in the Mellon Institutional Funds family of funds. The Independent Trustees had observed that the Adviser, based on profitability information submitted to them by the Adviser, incurred marginal profitability in managing most of the investment companies in the Mellon Institutional Funds family of funds. The Trustees observed that the Adviser had incurred losses in operating the Fund in both 2004 and 2005.

Economies of Scale

The Board also considered the extent to which economies of scale might be realized as the Fund grows. They observed that The Boston Company International Core Equity Portfolio and the Standish Mellon Fixed Income Portfolio and, two of the largest funds in the complex, already had breakpoints in their fee arrangements that reflected economies resulting from their size. The Board also noted that at the March 7, 2006 meeting, management had presented a Breakpoint Discussion Memorandum that had proposed a framework for future breakpoints. The Board concluded that, at existing asset levels and considering current assets growth projections, the implementation of additional fee breakpoints or other fee reductions was not necessary at this time.

Other Benefits

The Board also considered the additional benefits flowing to Mellon as a result of its relationship with the Mellon Institutional Funds as a group, including revenues received by Mellon affiliates in consideration of custodial, administrative, transfer agency and securities lending services provided by such affiliates to the Funds. In each case, such affiliates were selected by the Board on the basis of a comparative analysis of their capabilities and fees relative to those of unaffiliated competitors.

The Board considered the fact that Mellon operates businesses other than the Mellon Institutional Funds, some of which businesses share personnel, office space and other resources and that these were a component of the profitability analysis provided. The Board also considered the intangible benefits that accrue to Mellon and its affiliates by virtue of its relationship with the Funds and the Mellon Institutional Funds as a group.

                                      * * *

The foregoing factors were among those weighed by the Trustees in determining that the terms and conditions of the Fund's advisory agreement and the compensation to the Adviser provided therein are fair and reasonable and, thus, in approving the continuation of the agreement for a one-year period.

Trustees and Officers (Unaudited)

The following table lists the Trust's trustees and officers; their address and date of birth; their position with the Trust; the length of time holding that position with the Trust; their principal occupation(s) during the past five years; the number of portfolios in the fund complex they oversee; other directorships they hold in companies subject to registration or reporting requirements of the Securities Exchange Act of 1934 (generally called "public companies") or in registered investment companies; and total remuneration paid as of the period ended March 31, 2007. The Trust's Statement of Additional Information includes additional information about the Trust's trustees and is available, without charge, upon request by writing Mellon Institutional Funds at P.O. Box 8585, Boston, MA 02266-8585 or calling toll free 1-800-221-4795.

Independent Trustees

                                                                                           Number of                      Trustee
                                                               Principal                 Portfolios in      Other      Remuneration
Name (Age)                                     Term of Office  Occupation(s)              Fund Complex  Directorships  (period ended
Address, and                    Position(s)    and Length of   During Past                Overseen by      Held by       March 31,
Date of Birth                 Held with Trust   Time Served     5 Years                     Trustee        Trustee         2007)
------------------------------------------------------------------------------------------------------------------------------------
Samuel C. Fleming (66)            Trustee      Trustee since   Chairman Emeritus,              30           None            $281
c/o Decision Resources, Inc.                   11/3/1986       Decision Resources, Inc.
61 Meadowbrook Road                                            ("DRI") (biotechnology
Weston, MA 02493                                               research and consulting
9/30/40                                                        firm); formerly Chairman
                                                               of the Board and Chief
                                                               Executive Officer, DRI
Benjamin M. Friedman (62)         Trustee      Trustee since   William Joseph Maier,           30           None            $281
c/o Harvard University                         9/13/1989       Professor of Political
Littauer Center 127                                            Economy, Harvard
Cambridge, MA 02138                                            University
8/5/44

John H. Hewitt (72)               Trustee      Trustee since   Trustee, Mertens                30           None            $281
P.O. Box 2333                                  11/3/1986       House, Inc. (hospice)
New London, NH 03257
4/11/35

Caleb Loring III (63)             Trustee      Trustee since   Trustee, Essex Street           30           None            $290
c/o Essex Street Associates                    11/3/1986       Associates (family
P.O. Box 5600                                                  investment trust office)
Beverly, MA 01915
11/14/43

Interested Trustees

Patrick J. Sheppard (41)          Trustee,     Since 2003      President and Chief             30           None            $  0
The Boston Company               President                     Operating Officer of
Asset Management, LLC            and Chief                     The Boston Company
One Boston Place                 Executive                     Asset Management, LLC;
Boston, MA 02108                  Officer                      formerly Senior Vice
7/24/65                                                        President  and Chief
                                                               Operating Officer,
                                                               ("MAM") and Vice
                                                               Mellon Asset Management
                                                               President and Chief
                                                               Financial Officer, MAM

Principal Officers who are Not Trustees

Name (Age)                                  Term of Office
Address, and                Position(s)     and Length of    Principal Occupation(s)
Date of Birth             Held with Trust    Time Served      During Past 5 Years
---------------------------------------------------------------------------------------------------------------------
Barbara A. McCann (46)    Vice President    Since 2003       Senior Vice President and Head of Operations,
Mellon Asset Management   and Secretary                      Mellon Asset Management ("MAM"); formerly First
One Boston Place                                             Vice President, MAM and Mellon Global Investments
Boston, MA 02108
2/20/61

Steven M. Anderson (41)   Vice President    Vice President   Vice President and Mutual Funds Controller,
Mellon Asset Management   and Treasurer     since 1999;      Mellon Asset Management; formerly Assistant Vice
One Boston Place                            Treasurer        President and Mutual Funds Controller, Standish
Boston, MA 02108                            since 2002       Mellon Asset Management Company, LLC
7/14/65

Denise B. Kneeland (55)   Assistant Vice    Since 1996       First Vice President and Manager, Mutual Funds
Mellon Asset Management      President                       Operations, Mellon Asset Management; formerly Vice
One Boston Place                                             President and Manager, Mutual Fund Operations,
Boston, MA 02108                                             Standish Mellon Asset Management Company, LLC
8/19/51

Mary T. Lomasney (50)          Chief        Since 2005       First Vice President, Mellon Asset Management and
Mellon Asset Management      Compliance                      Chief Compliance Officer, Mellon Funds Distributor, L.P.
One Boston Place              Officer                        and Mellon Optima L/S Strategy Fund, LLC; formerly
Boston, MA 02108                                             Director, Blackrock, Inc., Senior Vice President,
4/8/57                                                       State Street Research & Management Company
                                                             ("SSRM"), and Vice President, SSRM

THIS PAGE INTENTIONALLY LEFT BLANK

THIS PAGE INTENTIONALLY LEFT BLANK

                               [LOGO]Mellon
                                     --------------------------
                                     Mellon Institutional Funds

                                     One Boston Place
                                     Boston, MA 02108-4408
                                     800.221.4795
                                     www.melloninstitutionalfunds.com

                                                                      6928SA0307

 [LOGO] Mellon
       ---------------------
       Mellon Institutional Funds


Semiannual Report            The Boston Company
                             Small Cap Growth Fund
--------------------------------------------------------------------------------
March 31, 2007 (Unaudited)

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

Any information in this shareholder report regarding market or economic trends or the factors influencing the Fund's historical or future performance are statements of the opinion of Fund management as of the date of this report. These statements should not be relied upon for any other purposes. Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. The Fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington D.C. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of the Fund's portfolio holdings, view the most recent quarterly holdings report, semi-annual report or annual report on the Fund's web site at http://www.melloninstitutionalfunds.com.

To view the Fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30 visit http://www.melloninstitutionalfunds.com or the SEC's web site at http://www.sec.gov. You may also call 1-800-221-4795 to request a free copy of the proxy voting guidelines.

                   Mellon Institutional Funds Investment Trust
                    The Boston Company Small Cap Growth Fund

                     Shareholder Expense Example (Unaudited)
--------------------------------------------------------------------------------

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 1, 2006 to March 31, 2007).

Actual Expenses
The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000.00=8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                                               Expenses Paid
                               Beginning                Ending                 During Period+
                             Account Value            Account Value           October 1, 2006
                            October 1, 2006          March 31, 2007          to March 31, 2007
------------------------------------------------------------------------------------------------

Actual                         $1,000.00               $1,101.70                    $5.71
Hypothetical (5% return
per year before expenses)      $1,000.00               $1,019.50                    $5.49

-----------
+ Expenses are equal to the Fund's annualized expense ratio of 1.09%, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period). The example reflects the combined expenses of the Fund and the master portfolio in which it invests all its assets.

                   Mellon Institutional Funds Investment Trust
                    The Boston Company Small Cap Growth Fund

             Portfolio Information as of March 31, 2007 (Unaudited)
--------------------------------------------------------------------------------

The Boston Company Small Cap Growth Fund invests all of its investable assets in an interest ofThe Boston Company Small Cap Growth Portfolio (see Note 1 of the Fund's Notes to Financial Statements). The Portfolio is actively managed. Current holdings may be different than those presented below.

                                                                         Percentage of
Top Ten Holdings*                            Sector                       Investments
---------------------------------------------------------------------------------------
Washington Group International, Inc.         Industrials                  1.4%
Lions Gate Entertainment Corp.               Consumer Discretionary       1.2
Respironics, Inc.                            Health Care                  1.0
Integra LifeSciences Holdings                Health Care                  1.0
24/7 Real Media, Inc.                        Information Technology       1.0
MSC Industrial Direct Co., Inc.              Industrials                  0.9
Natus Medical, Inc.                          Health Care                  0.9
Texas Roadhouse, Inc., Class A               Consumer Discretionary       0.9
Inter Parfums, Inc.                          Consumer Staples             0.9
Portfolio Recovery Associates, Inc.          Financials                   0.9
                                                                       ------
                                                                         10.1%


*  Excludes short-term securities and cash collateral investments.

                                           Percentage of
Economic Sector Allocation                   Net Assets
---------------------------------------------------------
Consumer Discretionary                       12.2%
Consumer Staples                              6.8
Energy                                        6.8
Financials                                    9.9
Health Care                                  16.3
Industrials                                  12.9
Information Technology                       22.8
Materials                                     3.2
Telecommunication Services                    1.3
Utilities                                     1.1
Short-term and Net Other Assets               6.7
                                           -------
                                            100.0%

                  Mellon Institutional Funds Investment Trust
                    The Boston Company Small Cap Growth Fund

                       Statement of Assets and Liabilities
                           March 31, 2007 (Unaudited)
--------------------------------------------------------------------------------

Assets
  Investment in The Boston Company Small Cap Growth Portfolio ("Portfolio"), at value (Note 1A)      $91,294,338
  Receivable for Fund shares sold                                                                      1,929,974
  Prepaid expenses                                                                                        10,458
   Total assets                                                                                      -----------
                                                                                                      93,234,770
Liabilities
  Payable for Fund shares redeemed                                                $  3,230
  Accrued administrator service fees (Note 2)                                       13,157
  Accrued professional fees                                                         12,612
  Accrued transfer agent fees (Note 2)                                               2,819
  Accrued trustees' fees (Note 2)                                                      626
  Accrued chief compliance officer fee (Note 2)                                        396
  Other accrued expenses and liabilities                                               335
   Total liabilities                                                              ---------              33,175
                                                                                                     -----------
Net Assets                                                                                           $93,201,595
Net Assets consist of:                                                                               ===========
  Paid-in capital                                                                                    $95,203,449
  Accumulated net realized loss                                                                       (6,546,619)
  Accumulated net investment loss                                                                        (67,874)
  Net unrealized appreciation                                                                          4,612,639
                                                                                                     -----------
Total Net Assets                                                                                     $93,201,595
                                                                                                     ===========
Shares of beneficial interest outstanding                                                              1,703,357
                                                                                                     ===========
Net Asset Value, offering and redemption price per share
  (Net Assets/Shares outstanding)                                                                         $54.72
                                                                                                     ===========

    The accompanying notes are an integral part of the financial statements.

                   Mellon Institutional Funds Investment Trust
                    The Boston Company Small Cap Growth Fund

                             Statement of Operations
               For the Six Months Ended March 31, 2007 (Unaudited)
--------------------------------------------------------------------------------

Investment Income (Note 1B)
  Dividend income allocated from Portfolio                                                             $ 200,823
  Interest and security lending income allocated from Portfolio                                           25,072
  Expenses allocated from Portfolio                                                                     (280,763)
   Net investment loss allocated from Portfolio                                                        ---------
                                                                                                        (54,868)
Expenses
  Administrative service fees (Note 2)                                          $   21,998
  Professional fees                                                                 17,820
  Registration fees                                                                  9,200
  Transfer agent fees (Note 2)                                                       5,992
  Trustees' fees (Note 2)                                                            1,126
  Insurance expense                                                                    399
  Miscellaneous expenses                                                             4,396
                                                                                  --------
  Total expenses                                                                    60,931
Deduct:
  Reimbursement of fund operating expense (Note 2)                                (47,925)
                                                                                  --------
   Net expenses                                                                                           13,006
    Net investment loss                                                                                 --------
                                                                                                         (67,874)
                                                                                                        --------
Realized and Unrealized Gain (Loss)
  Net realized gain (loss) allocated from Portfolio on:
   Investments                                                                   2,811,279
   Financial futures transactions                                                 (36,302)
                                                                                 ---------
    Net realized gain (loss)                                                                           2,774,977
Change in unrealized appreciation (depreciation) allocated from Portfolio on:
  Investments                                                                    2,079,847
  Financial futures contracts                                                       37,909
                                                                                 ---------
    Net change in net unrealized appreciation (depreciation)                                           2,117,756
                                                                                                       ---------
  Net realized and unrealized gain (loss) on investments                                               4,892,733
                                                                                                       ---------
Net Increase in Net Assets from Operations                                                            $4,824,859
                                                                                                      ==========


    The accompanying notes are an integral part of the financial statements.

                   Mellon Institutional Funds Investment Trust
                    The Boston Company Small Cap Growth Fund

                       Statements of Changes in Net Assets
--------------------------------------------------------------------------------

                                                                                    For the
                                                                                Six Months Ended            For the
                                                                                 March 31, 2007           Year Ended
                                                                                  (Unaudited)         September 30, 2006
                                                                               ----------------      -------------------
Increase (Decrease) in Net Assets:
From Operations
  Net investment income (loss)                                                  $   (67,874)           $   (112,295)
  Net realized gain (loss)                                                        2,774,977               6,830,406
  Change in net unrealized appreciation (depreciation)                            2,117,756             (4,066,139)
  Net increase (depreciation) in net assets from investment operations          -----------            ------------
                                                                                  4,824,859               2,651,972
Fund Share Transactions (Note 4)                                                -----------            ------------
  Net proceeds from sale of shares                                               51,427,987              11,509,182
  Cost of shares redeemed                                                       (5,154,044)              (8,381,712)
  Net increase (decrease) in net assets from Fund share transactions            -----------            ------------
                                                                                 46,273,943               3,127,470
Total Increase (Decrease) in Net Assets                                         -----------            ------------
                                                                                 51,098,802               5,779,442
Net Assets
  At beginning of period                                                         42,102,793              36,323,351
  At end of period [including undistributed net                                 -----------            ------------
   investment income (loss) of $(67,874) and $0, respectively]                 $ 93,201,595            $ 42,102,793
                                                                               ============            ============


    The accompanying notes are an integral part of the financial statements.

                   Mellon Institutional Funds Investment Trust
                    The Boston Company Small Cap Growth Fund

                              Financial Highlights
--------------------------------------------------------------------------------

                                                          For the
                                                     Six Months Ended
                                                       March 31, 2007                       Year Ended September 30,
                                                                          ---------------------------------------------------------
                                                       (Unaudited)        2006      2005      2004(a)      2003(a)      2002(a)
                                                       ----------       ------     ------     ------       ------      ------
Net Asset Value, Beginning of Period                     $49.67         $46.30     $37.95     $32.41       $24.78      $29.28
                                                         ------         ------     ------     ------       ------      ------
From Investment Operations:
  Net investment income (loss) * (b)                      (0.07)         (0.14)     (0.20)     (0.33)       (0.11)      (0.16)
  Net realized and unrealized gains
   (loss) on investments                                   5.12(c)        3.51       8.55       5.87(c)      7.74(c)    (4.34)(c)
                                                         ------         ------     ------     ------       ------      ------
Total from operations                                      5.05           3.37       8.35       5.54         7.63       (4.50)
                                                         ------         ------     ------     ------       ------      ------
Net Asset Value, End of Year                             $54.72         $49.67     $46.30     $37.95       $32.41      $24.78
                                                         ======         ======     ======     ======       ======      ======
Total Return (d)                                          10.17%(g)       7.28%     22.00%     17.09%       30.79%     (15.37)%
Ratios/Supplemental data:
  Expenses (to average daily net assets)* (e)              1.09%(f)       1.10%      1.17%      1.18%        1.00%       1.00%

  Net Investment Income (Loss)
   (to average daily net assets)*                         (0.25)%(f)     (0.30)%    (0.48)%    (0.87)%      (0.42)%     (0.52)%
    Net Assets, End of Year (000's omitted)             $93,202        $42,103    $36,323    $18,274      $21,168     $18,780

----------
* The investment advisor voluntarily agreed not to impose a portion of investment advisory fee and/or reimbursed the Fund for all or a portion of its operating expenses. If this voluntary action had not been taken, the investment income per share and the ratios, without waivers and reimbursement, would have been:

Net investment income (loss) per share                   $(0.11)        $(0.28)    $(0.31)    $(0.40)      $(0.30)     $(0.25)
   (a)
   Ratios (to average daily net assets):
   Expenses (e)                                            1.27%(f)       1.38%      1.41%      1.37%        1.66%       1.29%
   Net investment income (loss)                           (0.43)%(f)     (0.58)%    (0.72)%    (1.06)%      (1.08)%     (0.81)%


(a)  Prior to  August  31,  2005,  the  Fund  offered  two  classes  of  shares:
     Institutional Class and Service Class. The financial highlights for periods prior to the year ended September 30, 2005, represent those of the Institutional Class.
(b)  Calculated based on average shares outstanding.
(c) Amounts include litigation proceeds received by the Fund of $0.01 for the six months ended March 31, 2007 and $0.06 for the year ended September 30, 2004, Less than $0.01 for the year ended September 30, 2003, and $0.01 for the year ended September 30, 2002.
(d)  Total return would have been lower in the absence of expense waivers.
(e)  Includes the Fund's share of the Portfolio's allocated expenses.
(f)  Calculated on an annualized basis.
(g)  Not annualized.


    The accompanying notes are an integral part of the financial statements.

                   Mellon Institutional Funds Investment Trust
                    The Boston Company Small Cap Growth Fund

                    Notes to Financial Statements (Unaudited)
--------------------------------------------------------------------------------

(1)     Organization and Significant Accounting Policies:
        Mellon Institutional Funds Investment Trust (the "Trust") is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end, management investment company. The Boston Company Small Cap Growth Fund (the "Fund") is a separate diversified investment series of the Trust.

        The objective of the Fund is to achieve long-term growth of capital. The Fund invests all of its investable assets in an interest of The Boston Company Small Cap Growth Portfolio (the "Portfolio"), a subtrust of Mellon Institutional Funds Master Portfolio (the "Portfolio Trust"), which is organized as a New York trust, and has the same investment objective as the Fund. The Portfolio seeks to achieve its investment objective by investing, under normal circumstances, at least 80% of its net assets in equity securities of small cap U.S. companies. The value of the Fund's investment in the Portfolio reflects the Fund's proportionate interest in the net assets of the Portfolio. As of March 31, 2007 the Fund owned 100% of the Portfolio's net assets. The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio are included elsewhere in this report and should be read in conjunction with the Fund's financial statements.

        The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

        A. Investment security valuations
        Fund shares are valued as of the close of regular trading (normally 4:00 p.m., Eastern Time) on each day that the New York Stock Exchange ("NYSE") is open. The Fund records its investments in the Portfolio at value. The Portfolio values its securities at value as discussed in Note 1A of the Portfolio's Notes to Financial Statements, which are included elsewhere in this report.

        B. Securities transactions and income
        The Fund's investment in the Portfolio is recorded on settlement date. The Portfolio's securities transactions are recorded as of the trade date as discussed in Note 1B of the Portfolio's Notes to Financial Statements, which are included elsewhere in this report. Currently, the Fund's net investment income consists of the Fund's pro rata share of the net investment income of the Portfolio, less all expenses of the Fund determined in accordance with accounting principles generally accepted in the United States of America. All realized and unrealized gains and losses of the Fund represent pro rata shares of gains and losses of the Portfolio.

        C. Distributions to shareholders
        Distributions to shareholders are recorded on the ex-dividend date. The Fund's distributions from capital gains, if any, after reduction of capital losses are declared and distributed at least annually. In determining the amounts of its dividends, the Fund will take into account its share of the income, gains or losses, expenses, and any other tax items of the Portfolio. Dividends from net investment income and distributions from capital gains, if any, are reinvested in additional shares of the Fund unless a shareholder elects to receive them in cash. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences, which may result in reclassifications, are primarily due to differing treatments for losses deferred due to wash sales, capital loss carryovers and the timing of recognition of realized and unrealized gains or losses on futures contracts.

        Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications among undistributed net investment income (loss), accumulated net realized gain (loss) and paid in capital. Undistributed net investment income (loss) and accumulated net realized gain (loss) on investments may include temporary book and tax basis differences which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.

        D. Expenses
        The majority of expenses of the Trust or Portfolio Trust are directly identifiable to an individual fund or portfolio. Expenses which are not readily identifiable to a specific fund or portfolio are allocated among funds of the Trust and/or portfolios of the Portfolio Trust taking into consideration, among other things, the nature and type of expense and the relative size of the funds or portfolios.

                   Mellon Institutional Funds Investment Trust
                    The Boston Company Small Cap Growth Fund

                    Notes to Financial Statements (Unaudited)
--------------------------------------------------------------------------------

        E. Commitments and contingencies
        In the normal course of business, the Fund may enter into contracts and agreements that contain a variety of representations and warranties, which provide general indemnifications. The maximum exposure to the Fund under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risks of loss to be remote.

        F. New Accounting Requirements
        In July 2006, the Financial Accounting Standards Board ("FASB") issued Interpretation No. 48 ("FIN 48"), "Accounting for Uncertainty in Income Taxes - an Interpretation of FASB Statement No. 109" (the "Interpretation"). The Interpretation establishes for all entities, including pass-through entities such as the Portfolio, a minimum threshold for financial statement recognition of the benefit of positions taken in filing tax returns (including whether an entity is taxable in a particular jurisdiction), and requires certain expanded tax disclosures. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. At this time, management is evaluating the implications of FIN 48 and its impact, if any, in the financial statements has not yet been determined.

        In addition, on September 20, 2006, FASB released Statement of Financial Accounting Standards No. 157 "Fair Value Measurements" ("FAS 157"). FAS 157 establishes an authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair-value measurements. The application of FAS 157 is required for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. At this time, management is evaluating the implications of FAS 157 and its impact, if any, in the financial statements has not yet been determined.

(2)     Investment Advisory Fee and Other Transactions With Affiliates:
        The Fund does not directly pay any investment advisory fees, but indirectly bears its pro rata share of the compensation paid by the Portfolio to The Boston Company Asset Management, LLC ("TBCAM"), a wholly-owned subsidiary of Mellon Financial Corporation, for such services. See Note 2 of the Portfolio's Notes to Financial Statements which are included elsewhere in this report. TBCAM voluntarily agreed to limit the total annual operating expenses of the Fund and its pro rata share of the Portfolio expenses (excluding brokerage commissions, taxes and extraordinary expenses) to 1.10% of the Fund's average daily net assets. This agreement is voluntary and temporary and may be discontinued or revised by TBCAM at any time. Pursuant to this agreement, for the six months ended March 31, 2007, TBCAM voluntary reimbursed $47,925 of the Fund's operating expenses.

        On December 4, 2006, Mellon Financial Corporation ("MFC") and The Bank of New York Company, Inc. ("BNY") announced that they had entered into a definitive agreement to merge. The new company will be called The Bank of New York Mellon Corporation. As part of this transaction, TBCAM would become an indirect wholly-owned subsidiary of The Bank of New York Mellon Corporation. The transaction is subject to certain regulatory approvals and the approval of BNY's and MFC's shareholders, as well as other customary conditions to closing. Subject to such approvals and the satisfaction of the other conditions, MFC and BNY expect the transaction to be completed in the third quarter of 2007.

        The Trust entered into an agreement with Dreyfus Transfer, Inc., a wholly-owned subsidiary of The Dreyfus Corporation, a wholly-owned subsidiary of Mellon Financial Corporation and an affiliate of TBCAM, to provide personnel and facilities to perform transfer agency and certain shareholder services for the Fund. For these services, the Fund pays Dreyfus Transfer, Inc. a fixed fee plus per account and transaction based fees, as well as out-of-pocket expenses. Pursuant to this agreement, the Fund was charged $5,992 for the six months ended March 31, 2007.

        The Trust reimburses Mellon Asset Management for a portion of the salary of the Trust's Chief Compliance Officer. For the six months ended March 31, 2007, the Fund was charged $2,126, which is included in miscellaneous expenses in the statement of operations. No other director, officer or employee of TBCAM or its affiliates receives any compensation from the Trust or the Portfolio Trust for serving as an officer or Trustee of the Trust. The Fund pays each Trustee who is not a director, officer or employee of TBCAM or its affiliates an annual fee.

        The Fund pays administrative service fees. These fees are paid to affiliated or unaffiliated retirement plans, omnibus accounts and platform administrators and other entities ("Plan Administrators") that provide record keeping and/or other administrative support services to accounts, retirement plans and their participants. As compensation for such services, the Fund may pay each Plan Administrator an administrative service fee in an amount of up to 0.15% (on an annualized basis) of the Fund's average daily net assets attributable to Fund shares that are held in accounts serviced by such Plan Administrator. The Fund's adviser or its affiliates may pay additional compensation from their own resources to Plan Administrators and other entities for administrative services, as well as in consideration of marketing or other distribution-related services. These payments may provide an incentive for these entities to actively promote the Fund or cooperate with the distributor's promotional efforts. For the six months ended March 31, 2007, the Fund was charged $7,803 for fees payable to Mellon Private Wealth Management.

                   Mellon Institutional Funds Investment Trust
                    The Boston Company Small Cap Growth Fund

                    Notes to Financial Statements (Unaudited)
--------------------------------------------------------------------------------

(3)     Investment Transactions:
        Increases and decreases in the Fund's investment in the Portfolio for the six months ended March 31, 2007 aggregated $49,533,053 and $5,169,458, respectively. The Fund receives a proportionate share of the Portfolio's income, expense and realized and unrealized gains and losses based on applicable tax allocation rules. Book/tax differences arise when changes in proportionate interest for funds investing in the Portfolio occur.

(4)     Shares of Beneficial Interest:
        The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest having a par value of one cent per share. Transactions in Fund shares were as follows:


                                          For the                      For the
                                       Six Months Ended              Year Ended
                                        March 31, 2007            September 30, 2006
Shares sold                                952,540                      237,244
Shares redeemed                            (96,837)                    (174,108)
                                           -------                     --------
Net increase (decrease)                    855,703                       63,136
                                           =======                     ========

        At March 31, 2007, three shareholders of record held, in the aggregate, approximately 42% of the total outstanding shares of the Fund. Investment activities of these shareholders could have a material impact on the Fund.

        The Fund imposes a redemption fee of 2% of the net asset value of the shares, with certain exceptions, which are redeemed or exchanged less than 30 days from the day of their purchase. The redemption fee is paid directly to the Fund, and is designed to offset brokerage commissions, market impact, and other costs associated with short-term trading in the Fund. The fee does not apply to shares that are acquired through reinvestment of distributions. For the six months ended March 31, 2007, the Fund received $330 in redemption fees and is reflected in the cost of shares redeemed.

(5)     Federal Taxes:
        Each year, the Fund intends to qualify as a "regulated investment company" under Subchapter M of the Code. As such and by complying with the applicable provisions of the Code regarding the sources of its income, the timely distributions of its income to its shareholders, and the diversification of its assets, the Fund will not be subject to U.S. federal income tax on its investment company taxable income and net capital gain which are distributed to shareholders.

        See the corresponding master portfolio for tax basis unrealized appreciation (depreciation) information.

                   Mellon Institutional Funds Master Portfolio
                 The Boston Company Small Cap Growth Portfolio

               Schedule of Investments--March 31, 2007 (Unaudited)
--------------------------------------------------------------------------------

                                                                                                            Value
Security                                                                    Shares                        (Note 1A)
---------------------------------------------------------------------------------------------------------------------

UNAFFILIATED INVESTMENTS--114.7%
Equities--93.3%
Consumer Discretionary--12.2%
Aeropostale, Inc. (a)                                                       10,100                      $   406,323
Ambassadors Group, Inc. (b)                                                 15,120                          502,589
Bright Horizons Family Solutions, Inc. (a)                                  18,300                          690,825
Cache, Inc. (a)                                                             24,720                          438,780
California Pizza Kitchen, Inc. (a)                                          13,580                          446,646
Capella Education Co.                                                       9,910                           332,381
Citi Trends, Inc. (b)                                                       17,710                          756,925
Coldwater Creek, Inc.                                                       23,780                          482,258
Fred's, Inc.                                                                44,130                          648,711
Interface, Inc.                                                             28,890                          461,951
Kenneth Cole Productions, Class A Shares                                    18,490                          474,638
Lions Gate Entertainment Corp. (a)(b)                                      121,750                        1,390,385
Oakley, Inc.                                                                22,270                          448,518
Ruth's Chris Steak House, Inc. (a)(b)                                       21,130                          430,207
Steiner Leisure Ltd.--ADR (a)                                               20,230                          909,945
Texas Roadhouse, Inc., Class A (a)                                          76,380                        1,088,415
The Cheesecake Factory (b)                                                  25,710                          685,172
Winnebago Industries, Inc.                                                  15,340                          515,884
                                                                                                        -----------
                                                                                                         11,110,553
                                                                                                        -----------
Consumer Staples--6.8%
Hain Celestial Group, Inc.                                                  16,110                          484,428
Hansen Natural Corp. (a)                                                    22,680                          859,118
Inter Parfums, Inc.                                                         51,720                        1,086,120
Longs Drug Stores Corp.                                                     17,170                          886,659
National Beverage Corp. (b)                                                 42,770                          750,186
Physicians Formula Holdings, Inc. (a)                                       51,290                          968,355
Ruddick Corp.                                                               12,160                          365,773
United Natural Foods, Inc. (a)                                              25,030                          766,919
                                                                                                        -----------
                                                                                                          6,167,558
                                                                                                        -----------
Energy--6.8%
Arena Resources, Inc. (a)(b)                                                11,180                          560,342
Dril-Quip, Inc. (a)                                                         22,130                          957,786
Foundation Coal Holdings, Inc.                                              13,970                          479,730
Global Industries, Ltd.                                                     23,210                          424,511
Oil States International, Inc. (a)                                          18,200                          584,038
Parallel Petroleum Corp. (b)                                                31,560                          724,302
Penn Virginia Corp.                                                         12,850                          943,190
Superior Well Services, Inc. (a)(b)                                         23,660                          540,631
W-H Energy Services, Inc. (a)                                               21,140                          988,084
                                                                                                        -----------
                                                                                                          6,202,614
                                                                                                        -----------


    The accompanying notes are an integral part of the financial statements.

                   Mellon Institutional Funds Master Portfolio
                 The Boston Company Small Cap Growth Portfolio

               Schedule of Investments--March 31, 2007 (Unaudited)
--------------------------------------------------------------------------------

                                                                                                             Value
Security                                                                    Shares                         (Note 1A)
----------------------------------------------------------------------------------------------------------------------
Financial--9.9%
Arch Capital Group Ltd.--ADR (a)                                             8,630                        $ 588,652
Argonaut Group, Inc. (a)                                                     7,470                          241,729
CapitalSource, Inc.--REIT (b)                                               28,030                          704,394
Capitol Bancorp Ltd. (b)                                                    11,960                          440,726
Castlepoint Holdings, Ltd.                                                   5,150                           84,203
Financial Institutions, Inc.                                                 6,910                          138,684
First Cash Financial Services, Inc. (a)                                     23,860                          531,601
First Mercury Financial Corp. (a)                                           30,790                          632,735
First Midwest Bancorp, Inc. (b)                                             13,820                          507,885
Hallmark Financial Services, Inc.                                           13,490                          162,420
International Securities Exchange, Inc.                                     10,070                          491,416
Montpelier Re Holdings Ltd.                                                 29,670                          514,478
Old National Bancorp                                                        24,350                          442,683
Piper Jaffray Companies, Inc. (a)                                            7,940                          491,804
Portfolio Recovery Associates, Inc. (a)(b)                                  23,600                        1,053,740
SVB Financial Group                                                         10,080                          489,787
Texas Capital Bancshares, Inc.                                              23,180                          475,190
UCBH Holdings, Inc.                                                         22,970                          427,701
Umpqua Holdings Corp. (b)                                                   11,700                          313,209
Washington Trust Bancorp, Inc.                                              11,290                          302,685
                                                                                                        -----------
                                                                                                          9,035,722
Health Care--16.3%                                                                                      -----------
Alnylam Pharmaceuticals, Inc. (a)(b)                                        30,070                          541,260
Applera Corp.-Celera Genomics Group (a)(b)                                  29,870                          424,154
Array BioPharma, Inc. (a)                                                   27,710                          351,917
Arrow International, Inc.                                                   15,240                          490,118
BioMimetic Therapeutics, Inc.                                               16,230                          268,444
Centene Corp. (a)(b)                                                        17,280                          362,707
Covance, Inc. (a)                                                            8,400                          498,456
Cytyc Corp. (a)                                                             20,100                          687,621
Enzon Pharmaceuticals, Inc. (a)(b)                                          57,890                          471,804
Exelixis, Inc. (a)                                                          45,910                          456,345
Integra LifeSciences Holdings (a)(b)                                        26,370                        1,201,945
InterMune, Inc. (a)(b)                                                      18,190                          448,565
Medarex, Inc. (a)(b)                                                        20,240                          261,906
Natus Medical, Inc. (a)(b)                                                  61,320                        1,089,656
Pediatrix Medical Group, Inc. (a)                                           11,390                          649,913
PerkinElmer, Inc.                                                           25,490                          617,368
Psychiatric Solutions, Inc.                                                 18,270                          736,464
Respironics, Inc. (a)                                                       29,380                        1,233,666
Rigel Pharmaceuticals, Inc. (a)(b)                                          39,480                          428,753


    The accompanying notes are an integral part of the financial statements.

                   Mellon Institutional Funds Master Portfolio
                 The Boston Company Small Cap Growth Portfolio

               Schedule of Investments--March 31, 2007 (Unaudited)
--------------------------------------------------------------------------------

                                                                                                             Value
Security                                                                    Shares                         (Note 1A)
---------------------------------------------------------------------------------------------------------------------
Health Care (continued)
Sangamo BioSciences, Inc. (b)                                               39,460                      $   268,328
Santarus, Inc. (a)(b)                                                       38,720                          272,589
Thermo Fisher Scientific, Inc. (a)                                          14,640                          684,420
Thoratec Corp. (a)(b)                                                       27,990                          584,991
VCA Antech, Inc. (a)                                                        24,040                          872,892
Viasys Healthcare, Inc. (a)                                                 28,080                          954,439
                                                                                                        -----------
                                                                                                         14,858,721
                                                                                                        -----------
Industrials--12.9%
Alaska Air Group, Inc. (a)                                                  10,670                          406,527
Bucyrus International, Inc., Class A (b)                                    13,040                          671,560
Central Parking Corp. (b)                                                   26,790                          594,202
Copart, Inc. (a)                                                            30,550                          855,706
eTelecare Global Solutions, Inc.                                            13,340                          202,101
Global Cash Access, Inc. (a)                                                55,950                          933,806
Hub Group, Inc., Class A Shares (a)                                         29,120                          844,189
MSC Industrial Direct Co., Inc.                                             23,910                        1,116,119
Powell Industries, Inc.                                                      9,360                          299,520
Quanta Services, Inc (a)                                                    26,900                          678,418
Ritchie Bros. Auctioneers                                                    9,940                          581,689
Stericycle, Inc. (a)                                                         8,050                          656,075
Team, Inc. (a)(b)                                                           15,170                          578,736
UAP Holding Corp.                                                           38,560                          996,776
UTI Worldwide, Inc.                                                         28,490                          700,284
Washington Group International, Inc. (a)                                    24,520                        1,628,618
                                                                                                        -----------
                                                                                                         11,744,326
                                                                                                        -----------
Information Technology--22.8%
24/7 Real Media, Inc. (a)(b)                                               141,580                        1,136,887
AMIS Holdings, Inc. (a)                                                     66,030                          723,029
Anadigics, Inc. (b)                                                         34,260                          404,953
Arris Group, Inc. (a)                                                       59,050                          831,424
BEA Systems, Inc. (a)                                                       32,440                          375,980
Brocade Communications Systems, Inc. (a)                                    76,180                          725,234
C-COR, Inc.                                                                 48,410                          670,963
DealerTrack Holdings, Inc. (a)                                              16,080                          493,978
EFunds Corp.                                                                26,310                          701,425
Epicor Software Corp. (a)(b)                                                51,850                          721,234
FLIR Systems, Inc. (b)                                                      14,300                          510,081
Formfactor, Inc. (a)(b)                                                      9,170                          410,358
Foundry Networks, Inc.                                                      55,980                          759,649


    The accompanying notes are an integral part of the financial statements.

                   Mellon Institutional Funds Master Portfolio
                 The Boston Company Small Cap Growth Portfolio

               Schedule of Investments--March 31, 2007 (Unaudited)
--------------------------------------------------------------------------------

                                                                                                           Value
Security                                                                    Shares                        (Note 1A)
---------------------------------------------------------------------------------------------------------------------
Information Technology (continued)
Informatica Corp. (a)                                                       51,850                      $   696,346
Kronos, Inc.                                                                11,660                          623,810
Lawson software, Inc. (b)                                                   53,670                          434,190
Marchex, Inc.                                                               33,250                          509,390
MasTec, Inc. (a)                                                            80,050                          881,351
Micrel, Inc. (a)                                                            36,020                          396,940
Microsemi Corp. (b)                                                         35,490                          738,547
Net Gear, Inc. (a)(b)                                                       25,390                          724,377
PMC-Sierra, Inc. (b)                                                       128,760                          902,608
Polycom, Inc. (a)                                                           12,630                          420,958
Sirenza Microdevices, Inc. (a)                                              31,100                          268,082
SkillSoft PLC--ADR                                                          66,670                          557,361
Smart Modular Technologies, Inc. (a)                                        59,930                          766,505
Standard Microsytems Corp. (a)(b)                                            9,990                          305,095
Tessera Technologies, Inc. (a)                                              13,900                          552,386
The Ultimate Software Group, Inc. (a)(b)                                    23,310                          610,489
TheStreet.com, Inc.                                                         25,310                          310,048
Transaction Systems Archietects, Inc. (b)                                   13,280                          430,139
Ultra Clean Holdings, Inc.                                                  36,570                          632,661
ValueClick, Inc. (a)(b)                                                     13,930                          363,991
Verisign, Inc. (a)                                                          18,150                          455,928
Wright Express Corp. (a)                                                    26,060                          790,400
                                                                                                        -----------
                                                                                                         20,836,797
Materials--3.2%                                                                                         -----------
American Vanguard Corp. (b)                                                 34,750                          593,877
Cleveland-Cliffs, Inc. (b)                                                   7,240                          463,431
Hecla Mining Co. (a)(b)                                                     50,690                          459,251
Kinross Gold Corp. (a)                                                      27,860                          384,188
Northern Orion Resources, Inc.                                              61,740                          251,282
Schnitzer Steel Industries, Inc.                                            18,110                          727,478
                                                                                                        -----------
                                                                                                          2,879,507
Telecommunication Services--1.3%                                                                        -----------
Lightbridge, Inc.                                                           13,800                          242,465
NeuStar, Inc. (a)                                                           31,640                          899,841
                                                                                                        -----------
                                                                                                          1,142,306
Utilities--1.1%                                                                                         -----------
Ormat Technologies, Inc.                                                    23,780                          997,808
                                                                                                        -----------
Total Equities (Cost $80,395,195)                                                                        84,975,912
                                                                                                        -----------


    The accompanying notes are an integral part of the financial statements.

                   Mellon Institutional Funds Master Portfolio
                 The Boston Company Small Cap Growth Portfolio

               Schedule of Investments--March 31, 2007 (Unaudited)
--------------------------------------------------------------------------------


                                                                                                         Par           Value
Security                                                                    Rate           Maturity     Value         (Note 1A)
------------------------------------------------------------------------------------------------------------------------------------
Short-Term Investments--0.4%
U.S. Government-- 0.4%
US Treasury Bill (c)(d) (Cost $356,258)                                     4.99%          6/14/2007     360,000    $    356,430
INVESTMENT OF CASH COLLATERAL--21.0%                                                                                ------------

                                                                                                        Shares
                                                                                                       --------
BlackRock Cash Strategies L.L.C. (Cost $19,199,959)                                                   19,199,959      19,199,959
                                                                                                                    ------------
TOTAL UNAFFILIATED INVESTMENTS (Cost $99,951,412)                                                                    104,532,301
                                                                                                                    ------------
AFFILIATED INVESTMENTS--16.2%
Dreyfus Institutional Preferred Plus Money Market Fund (e) (Cost                                      14,801,114      14,801,114
                                                                                                                    ------------
TOTAL INVESTMENTS--130.9% (Cost $114,752,526)                                                                        119,333,415
                                                                                                                    ------------
LIABILITIES IN EXCESS OF OTHER ASSETS--(30.9)%                                                                       (28,039,077)
                                                                                                                    ------------
NET ASSETS--100%                                                                                                     $91,294,338
                                                                                                                    ============

Notes to Schedule of Investments:
ADR--American Depository Receipts
(a) Non-income producing security.
(b) Security, or a portion of thereof, was on loan at March 31, 2007.
(c) Denotes all or part of security segregated as collateral for futures transactions.
(d) Rate noted is yield to maturity.
(e) Affiliated institutional money market fund.

At March 31,2007, the Fund held the following futures contracts:

                                                                                     Underlying Face          Unrealized
Contract                                  Position            Expiration Date        Amount at Value          Appreciation
------------------------------------------------------------------------------------------------------------------------------------
Russell 2000 Future (20 Contracts)        Long                6/14/2007              $8,048,175               $31,750


    The accompanying notes are an integral part of the financial statements.

                   Mellon Institutional Funds Master Portfolio
                 The Boston Company Small Cap Growth Portfolio

                       Statement of Assets and Liabilities
                           March 31, 2007 (Unaudited)
--------------------------------------------------------------------------------

Assets
  Investments in securities (Note 1A)(including securities on loan, valued at $18,384,804 (Note 6)
   Unaffiliated issuers, at value (cost $99,951,412)                                                                    $104,532,301
   Affiliated issuers, at value (Note 1F) (cost $14,801,114)                                                              14,801,114
  Receivable for investments sold                                                                                           342,352
  Interest and dividends receivable                                                                                          60,199
  Receivable for variation margin on open futures contracts (Note 5)                                                         37,000
  Receivable for class action settlement due from advisor                                                                     7,929
  Prepaid expenses                                                                                                            6,438
                                                                                                                         -----------
   Total assets                                                                                                          119,787,333
Liabilities
  Collateral for securities on loan (Note 6)                                                           $ 19,199,959
  Payable for investments purchased                                                                       9,266,079
  Accrued accounting, administration and custody fees (Note 2)                                               16,066
  Accrued professional fees                                                                                   8,722
  Accrued trustees' fees and expenses (Note 2)                                                                1,002
  Other accrued expenses and liabilities                                                                      1,167
                                                                                                       ------------
   Total liabilities                                                                                                      28,492,995
                                                                                                                         -----------
Net Assets (applicable to investors' beneficial interest)                                                                $91,294,338
                                                                                                                         ===========


    The accompanying notes are an integral part of the financial statements.

                   Mellon Institutional Funds Master Portfolio
                 The Boston Company Small Cap Growth Portfolio

                             Statement of Operations
               For the Six Months Ended March 31, 2007 (Unaudited)

--------------------------------------------------------------------------------------------------------------------------------

Investment Income (Note 1B)
  Dividend income                                                                                                       $  87,614
  Dividend income from affiliated investments (Note 1F)                                                                   113,209
  Interest income                                                                                                           3,196
  Securitiy lending income (Note 6)                                                                                        21,876
                                                                                                                        ---------
   Total investment Income                                                                                                225,895
Expenses
  Investment advisory fee (Note 2)                                                    $ 213,730
  Accounting, administration and custody fees (Note 2)                                   50,656
  Professional fees                                                                       9,362
  Trustees' fees and expenses (Note 2)                                                    2,164
  Insurance expense                                                                       3,177
  Miscellaneous expenses                                                                  1,620
  Commitment fees                                                                            54
                                                                                      ---------
  Total Expenses                                                                                                          280,763
                                                                                                                        ---------
   Net investment loss                                                                                                    (54,868)
                                                                                                                        ---------
Realized and Unrealized Gain (Loss)
 Net realized gain (loss) on:
  Investments                                                                         2,811,279
  Financial future transactions                                                         (36,302)
                                                                                      ---------
   Net realized gain (loss)                                                                                             2,774,977
 Change in unrealized appreciation (depreciation) on:
  Investments                                                                         2,079,847
  Financial future contracts                                                             37,909
                                                                                     ----------
   Change in net unrealized appreciation (depreciation)                                                                 2,117,756
                                                                                                                       ----------
    Net realized and unrealized gain (loss)                                                                             4,892,733
                                                                                                                       ----------
Net Increase in Net Assets from Operations                                                                             $4,837,865
                                                                                                                       ==========


    The accompanying notes are an integral part of the financial statements.

                   Mellon Institutional Funds Master Portfolio
                  The Boston Company Small Cap Growth Portfolio

                       Statements of Changes in Net Assets
--------------------------------------------------------------------------------

                                                                        For the
                                                                     Six Months Ended              For the
                                                                      March 31, 2007              Year Ended
                                                                       (Unaudited)            September 30, 2006
                                                                     ----------------         ------------------
Increase (Decrease) in Net Assets:
From Operations
  Net investment income (loss)                                        $   (54,868)               $  (110,285)
  Net realized gain (loss)                                              2,774,977                  6,830,406
  Change in net unrealized appreciation (depreciation)                  2,117,756                 (4,066,139)
                                                                     ------------                ------------
  Net increase (decrease) in net assets from operations                 4,837,865                  2,653,982
                                                                     ------------                ------------
Capital Transactions
  Contributions                                                        49,533,053                 11,475,471
  Withdrawals                                                          (5,169,458)                (8,367,737)
                                                                     ------------                ------------
  Net increase (decrease) in net assets from capital transactions      44,363,595                  3,107,734
                                                                     ------------                -----------
Total Increase (Decrease) in Net Assets                                49,201,460                  5,761,716
Net Assets
  At beginning of period                                               42,092,878                 36,331,162
                                                                     ------------                -----------
  At end of period                                                    $91,294,338                $42,092,878
                                                                     ============                ===========


    The accompanying notes are an integral part of the financial statements.

                   Mellon Institutional Funds Master Portfolio
                 The Boston Company Small Cap Growth Portfolio

                         Financial Highlights

--------------------------------------------------------------------------------------------------------------------------------
                                                    For the
                                                Six Months Ended
                                                  March 31, 2007                Year Ended September 30,
                                                                 --------------------------------------------------------------
                                                   (Unaudited)      2006        2005         2004        2003        2002
                                                   ----------      ------      ------       ------      ------      ------
Total Return (a)                                      10.23%        7.32%(b)  22.05%      17.12%(b)    30.79%(b)   (15.37)%(b)
Ratios/Supplemental Data:
   Expenses (to average daily net assets)*             1.04%(c)     1.10%      1.12%       1.15%        1.00%        1.00%
   Net Investment Income (to average daily net       (0.20)%(c)    (0.29)%    (0.42)%     (0.83)%      (0.42)%      (0.51)%
   assets)*
   Portfolio Turnover                                    78%(d)      166%       135%        153%         261%         239%
   Net Assets, End of Period (000's omitted)        $91,294      $42,093    $36,331     $32,769      $29,910      $24,500

--------
* For the periods indicated, the investment adviser voluntarily agreed not to impose all or a portion of its investment advisory fee and/or reimbursed the Fund for a portion of its operating expenses. If this voluntary action had not been taken, the investment income per share and the ratios would have been:

   Ratios (to average daily net assets):
        Expenses                                             N/A         1.12%       N/A        1.18%        1.28%        1.18%
        Net investment income                                N/A        (0.31)%      N/A       (0.86)%      (0.70)%      (0.69)%

(a) Total return for the Portfolio has been calculated based on the total return for the invested Fund, assuming all distributions were reinvested, and adjusted for the difference in expenses as set out in the notes to the financial statements.
(b)  Total return would have been lower in the absense of expense waiver.
(c)  Calculated on an annualized basis.
(d)  Not annualized.


    The accompanying notes are an integral part of the financial statements.

                   Mellon Institutional Funds Master Portfolio
                 The Boston Company Small Cap Growth Portfolio

                    Notes to Financial Statements (Unaudited)
--------------------------------------------------------------------------------


(1)     Organization and Significant Accounting Policies:
        Mellon Institutional Funds Master Portfolio (the "Portfolio Trust") was organized as a master trust fund under the laws of the State of New York on January 18, 1996 and is registered under the Investment Company Act of 1940, as amended, as an open-end, management investment company. The Boston Company Small Cap Growth Portfolio (the "Portfolio") is a separate diversified investment series of the Portfolio Trust.

        The objective of the Portfolio is to achieve long-term growth of capital. The Portfolio seeks to achieve its objective by investing, under normal circumstances, at least 80% of its net assets in equity securities of small cap U.S. companies.

        At March 31, 2007, there was one Fund, The Boston Company Small Cap Growth Fund (the "Fund") invested in the Portfolio. The value of the Fund's investment in the Portfolio reflects the Fund's proportionate interest in the net assets of the Portfolio. The Fund's proportionate interest at March 31, 2007 was 100%.

        The following is a summary of significant accounting policies followed by the Portfolio in the preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

        A. Investment security valuations
        Securities are valued at the last sale prices on the exchange or national securities market on which they are primarily traded. Securities not listed on an exchange or national securities market, or securities for which there were no reported transactions, are valued at the last calculated mean price (average of last bid and last offer). Securities that are fixed income securities, other than short-term instruments with less than sixty days remaining to maturity, for which market prices are readily available, are valued at their current market value on the basis of quotations, which may be furnished by a pricing service or dealers in such securities. Securities (including illiquid securities) for which quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Trustees. With respect to any portion of the Portfolio's assets that are invested in one or more open-end regulated investment companies ("RICs"), the Portfolio's net asset value ("NAV") will be calculated based upon the NAVs of such RICs.

        Exchange traded options and futures are valued at the settlement price determined by the relevant exchange.

        Short-term instruments with less than sixty days remaining to maturity are valued at amortized cost, which approximates market value. If the Portfolio acquires a short-term instrument with more than sixty days remaining to its maturity, it is valued at current market value until the sixtieth day prior to maturity and then is valued at amortized cost based upon the value on such date unless the Trustees determine during such sixty-day period that amortized cost does not represent fair value.

        B. Securities transactions and income
        Securities transactions are recorded as of the trade date. Interest income is determined on the basis of coupon interest earned, adjusted for accretion of discount or amortization of premium using the yield-to-maturity method on long-term debt securities and short-term securities with greater than sixty days to maturity. Dividend income is recorded on ex-dividend date. Realized gains and losses from securities sold are recorded on the identified cost basis. Dividends representing a return of capital are reflected as a reduction of cost.

        C. Income taxes
        Each Portfolio is treated as a disregarded entity for U.S. federal income tax purposes and consequently, each corresponding Feeder Fund that invests in a Portfolio is treated for U.S. federal income tax purposes as owning all of the underlying assets of such Portfolio. No provision is made by the Portfolio for federal or state income taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes. Since the Portfolio's investor is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the source of income and diversification requirements applicable to regulated investment companies (under the Internal Revenue Code) in order for its investors to satisfy them.

                   Mellon Institutional Funds Master Portfolio
                 The Boston Company Small Cap Growth Portfolio

                    Notes to Financial Statements (Unaudited)
--------------------------------------------------------------------------------


        D. Commitments and contingencies
        In the normal course of business, the Portfolio may enter into contracts and agreements that contain a variety of representations and warranties, which provide general indemnifications. The maximum exposure to the Portfolio under these arrangements is unknown, as this would involve future claims that may be made against the Portfolio that have not yet occurred. However, based on experience, the Portfolio expects the risks of loss to be remote.

        E. Expenses
        The majority of expenses of the Trust or Portfolio Trust are directly identifiable to an individual fund or portfolio. Expenses which are not readily identifiable to a specific fund or portfolio are allocated among funds of the Trust or portfolios of the Portfolio Trust taking into consideration, among other things, the nature and type of expense and the relative size of the funds or portfolios.

        F. Affiliated issuers
        Affiliated issuers represent issuers in which the Portfolio held investments in other investment companies advised by The Boston Company Asset Management, LLC ("TBCAM"), a wholly-owned subsidiary of Mellon Financial Corporation, or its affiliates.

        G. New Accounting Requirements
        In July 2006, the Financial Accounting Standards Board ("FASB") issued Interpretation No. 48 ("FIN 48"), "Accounting for Uncertainty in Income Taxes - an Interpretation of FASB Statement No. 109" (the "Interpretation"). The Interpretation establishes for all entities, including pass-through entities such as the Portfolio, a minimum threshold for financial statement recognition of the benefit of positions taken in filing tax returns (including whether an entity is taxable in a particular jurisdiction), and requires certain expanded tax disclosures. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. At this time, management is evaluating the implications of FIN 48 and its impact, if any, in the financial statements has not yet been determined.

        In addition, on September 20, 2006, FASB released Statement of Financial Accounting Standards No. 157 "Fair Value Measurements" ("FAS 157"). FAS 157 establishes an authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair-value measurements. The application of FAS 157 is required for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. At this time, management is evaluating the implications of FAS 157 and its impact, if any, in the financial statements has not yet been determined.

(2)     Investment Advisory Fee and Other Transactions with Affiliates:
        The investment advisory fee paid to TBCAM for overall investment advisory and administrative services and general office facilities is paid monthly at the annual rate of 0.80% of the Portfolio's average daily net assets. TBCAM voluntarily agreed to limit the total annual operating expenses of the Fund and its pro rata share of the Portfolio expenses (excluding brokerage commission, taxes and extraordinary expense) to 1.10% of the Fund's average daily net assets. This agreement is voluntary and temporary and may be discontinued or revised by TBCAM at any time.

        On December 4, 2006, Mellon Financial Corporation ("MFC") and The Bank of New York Company, Inc. ("BNY") announced that they had entered into a definitive agreement to merge. The new company will be called The Bank of New York Mellon Corporation. As part of this transaction, TBCAM would become an indirect wholly-owned subsidiary of The Bank of New York Mellon Corporation. The transaction is subject to certain regulatory approvals and the approval of BNY's and MFC's shareholders, as well as other customary conditions to closing. Subject to such approvals and the satisfaction of the other conditions, MFC and BNY expect the transaction to be completed in the third quarter of 2007.

        The Portfolio Trust entered into an agreement with Mellon Bank, N.A. ("Mellon Bank"), a wholly-owned subsidiary of Mellon Financial Corporation and an affiliate of TBCAM, to provide custody, administration and accounting services for the Portfolio. For these services the Portfolio pays Mellon Bank a fixed fee plus asset and transaction based fees, as well as out-of-pocket expenses. Pursuant to this agreement, the Portfolio was charged $50,656 for the six months ended March 31, 2007.

        The Portfolio Trust also entered into an agreement with Mellon Bank to perform certain securities lending activities and to act as the Portfolio's lending agent. Mellon Bank receives an agreed upon percentage of the net lending revenues. Pursuant to this agreement, Mellon Bank earned $9,403 for the six months ended March 31, 2007. See
        Note 6 for further details.

                   Mellon Institutional Funds Master Portfolio
                 The Boston Company Small Cap Growth Portfolio

                    Notes to Financial Statements (Unaudited)
--------------------------------------------------------------------------------


        The Trust reimburses Mellon Asset Management for a portion of the salary of the Trust's and Portfolio Trust's Chief Compliance Officer. No other director, officer or employee of TBCAM or its affiliates received any compensation from the Trust or the Portfolio Trust for serving as an officer or Trustee of the Trust or Portfolio Trust. The Fund and Portfolio Trust pays each Trustee who is not a director, officer or employee of TBCAM or its affiliates (the "Independent Trustees") an annual fee and the Portfolio Trust pays each Independent Trustee a per meeting fee as well as reimbursement for travel and out of pocket expenses. In addition, the Portfolio Trust pays the legal fees for the counsel to the Independent Trustees.

(3)     Purchases and Sales of Investments:
        Purchases and proceeds from sales of investments, other than short-term obligations, for the six months ended March 31, 2007 were as follows:

                                                                   Purchases           Sales
                                                                  -----------        -----------
        Non-U.S. Government Securities                            $80,431,665        $40,600,585
                                                                  ===========        ===========

(4)     Federal Taxes:
        The cost and unrealized appreciation (depreciation) in value of the investment securities owned at March 31, 2007, as computed on a federal income tax basis, were as follows:

                      Cost for federal income tax purposes           $114,752,526
                                                                     ------------
                      Gross unrealized appreciation                     5,915,487
                      Gross unrealized depreciation                    (1,334,598)
                                                                     ------------
                      Net unrealized appreciation (depreciation)       $4,580,889
                                                                     ============

(5)     Financial Instruments:
        In general, the following instruments are used for hedging purposes as described below. However, these instruments may also be used to seek to enhance potential gain in circumstances where hedging is not involved.

        The Portfolio may trade the following financial instruments with off-balance sheet risk:

        Futures contracts
        The Portfolio may enter into financial futures contracts for the delayed sale or delivery of securities or contracts based on financial indices at a fixed price on a future date. Pursuant to margin requirements the Portfolio deposits either cash or securities in an amount equal to a certain percentage of the contract amount. Subsequent payments, known as variation margin, are made or received by the Portfolio each day, depending on the daily fluctuations in the value of the underlying security, and are recorded for financial statement purposes as unrealized appreciation or depreciation by the Portfolio. There are several risks in connection with the use of futures contracts as a hedging device. The change in value of futures contracts primarily corresponds with the value of their underlying instruments or indices, which may not correlate with changes in the value of hedged investments. Buying futures tends to increase the Portfolio's exposure to the underlying instrument, while selling futures tends to decrease the Portfolio's exposure to the underlying instrument or hedge other investments. In addition, there is the risk that the Portfolio may not be able to enter into a closing transaction because of an illiquid secondary market. Losses may arise if there is an illiquid secondary market or if the counterparty does not perform under the contract's terms. The Portfolio enters into financial futures transactions primarily to seek to manage its exposure to certain markets and to changes in securities prices and foreign currencies. Gains and losses are realized upon the expiration or closing of the futures contracts. Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade.

        At March 31, 2007, the Portfolio held open financial futures contracts. See Schedule of Investments for further details.

                   Mellon Institutional Funds Master Portfolio
                 The Boston Company Small Cap Growth Portfolio

                    Notes to Financial Statements (Unaudited)
--------------------------------------------------------------------------------

(6)     Security Lending:
        The Portfolio may lend its securities to financial institutions which the Portfolio deems to be creditworthy. The loans are collateralized at all times with cash or securities with a market value at least equal to the market value of the securities on loan. The market value of securities loaned is determined daily and any additional required collateral is allocated to the Portfolio on the next business day. For the duration of a loan, the Portfolio receives the equivalent of the interest or dividends paid by the issuer on the securities loaned and also receives compensation from the investment of the collateral. As with other extensions of credit, the Portfolio bears the risk of delay in recovery or even loss of rights in its securities on loan should the borrower of the securities fail financially or default on its obligations to the Portfolio. In the event of borrower default, the Portfolio generally has the right to use the collateral to offset losses incurred. The Portfolio may incur a loss in the event it was delayed or prevented from exercising its rights to dispose of the collateral. The Portfolio also bears the risk in the event that the interest and/or dividends received on invested collateral is not sufficient to meet the Portfolio's obligations due on the loans.

        The Portfolio loaned securities for the six months ended March 31, 2007 and earned interest on the invested collateral of $198,509 of which, $176,633 was rebated to borrowers or paid in fees. At March 31, 2007, the Portfolio had securities valued at $18,384,804 on loan. See the Schedule of Investments for further detail on the security positions on loan and collateral held.

(7)     Line of Credit:
        The Portfolio, and other subtrusts in the Portfolio Trust and funds in the Trust are parties to a committed line of credit facility, which enables each portfolio/fund to borrow, in the aggregate, up to $35 million. Interest is charged to each participating portfolio/fund based on its borrowings at a rate equal to the Federal Funds effective rate plus 1/2 of 1%. In addition, a facility fee, computed at an annual rate of 0.060 of 1% on the committed amount, is allocated ratably among the participating portfolios/funds at the end of each quarter. The participating portfolios and funds also pay an annual renewal fee, computed at a rate of 0.020 of 1% of the committed amount and allocated ratably to the participating portfolios/funds. For the six months ended March 31, 2007, the expense allocated to the Portfolio was $54. The commitment fee and interest expense is aggregated with miscellaneous expenses on the Statement of Operations.

        For the six months ended March 31, 2007, the Portfolio did not borrow from the line of credit.

                   Mellon Institutional Funds Master Portfolio
                 The Boston Company Small Cap Growth Portfolio

         Factors Considered by Board of Trustees in Approving Advisory
                             Agreement (Unaudited)
--------------------------------------------------------------------------------


 The 1940 Act requires that the Board of Trustees, including a majority of its Trustees who are not affiliated with the fund's investment adviser or underwriter (the "Independent Trustees") voting separately, approve the fund's advisory agreement and the related fees on an annual basis. The Fund is not a party to an investment advisory agreement directly with any investment adviser and does not invest directly in portfolio securities. Instead, the Fund invests all of its investable assets in The Boston Company Small Cap Growth Portfolio (the "Portfolio"), which is managed by The Boston Company Asset Management LLC ("TBCAM"). The Fund's Board of Trustees determines annually whether the Fund should continue to invest in the Portfolio. The members of the Fund's Board of Trustees also serve as the Board of Trustees of the Portfolio. In that capacity, they consider annually whether to continue the investment advisory agreement between the Portfolio and TBCAM. In their most recent deliberations concerning their decision to approve the continuation of the investment advisory agreement, the Board of Trustees conducted the review and made the determinations that are described below. In conducting this review and in making such determinations, the Independent Trustees received from the Portfolio's investment adviser, TBCAM ("the Adviser"), a broad range of information in response to a written request prepared on their behalf by their own legal counsel. The Independent Trustees met alone in a private session with their legal counsel on September 28, 2006 to review these materials and to discuss the proposed continuation of the Fund's advisory agreement. Representatives of the Adviser attended a portion of the September meeting to provide an overview of its organization, personnel, resources and strategic plans, and to respond to questions and comments arising from the Independent Trustees' review of the materials and their deliberations. The entire Board then met on October 17, 2006.

 The information requested by the Independent Trustees and reviewed by the entire Board included:

 (i) Financial and Economic Data: The Adviser's balance sheet and income statements, as well as a profitability analysis of the Adviser, including a separate presentation of the Adviser's profitability relative to that of several publicly traded investment advisers;

 (ii) Management Teams and Operations: The Adviser's Form ADV, as well as information concerning the Adviser's executive management, portfolio management, client service personnel and overall organizational structure, insurance coverage, brokerage and soft dollar policies and practices;

 (iii) Comparative Performance and Fees: Analyses prepared by Lipper Analytical Services ("Lipper") regarding the Fund's historical performance, management fee and expense ratio compared to other funds, and the Adviser's separate account advisory fee schedules;

 (iv) Specific Facts Relating to the Fund: The Adviser's commentary on the Fund's performance (rather than the Portfolio alone), and any material portfolio manager and strategy changes that may have affected the Fund in the prior year, as well as the Fund's "fact sheets" prepared by the Adviser providing salient data about the Fund and Portfolio, including Portfolio's holdings, strategies, recent market conditions and outlook, as well as the Adviser's views concerning the issues of breakpoints in the management fee schedule of the Portfolio and potential economies of scale; and

 (v) Other Benefits: The benefits flowing to Mellon Financial Corporation ("Mellon") in the form of revenues received by Mellon affiliates in consideration of custodial, administrative, transfer agency and securities lending services provided by such affiliates to the Funds.

 In considering the continuation of the Portfolio's advisory agreement, the Board of Trustees, including the Independent Trustees, did not identify any single factor as all-important or controlling, and individual Trustees did not necessarily attribute the same weight or importance to each factor. The Trustees determined that the terms and conditions of the advisory agreement and the compensation to the Adviser provided therein were fair and reasonable in light of the services performed, expenses incurred and such other matters as the Trustees considered relevant in the exercise of their reasonable judgment. The following summary does not detail all the matters that were considered. Some of the factors that figured prominently in the Trustees' determination are described below.

 Nature, Extent and Quality of Services
 The Board considered the nature, scope and quality of the overall services provided to the Portfolio by the Adviser. In their deliberations as to the continuation of the advisory agreement, the Trustees were also mindful of the fact that, by choosing to invest in the Fund, the Fund's shareholders have chosen to entrust the Adviser, under the supervision of the Board, to manage the portion of their assets invested in the Fund.

 Among the specific factors the Board reviewed were the investment management, administrative, compliance and related services provided by the Adviser. The Board determined that the services provided were of high quality and at least commensurate with industry standards.

 The Trustees reviewed the background and experience of the Portfolio's two portfolio managers and also met with senior management of the Adviser to receive an overview of its organization, personnel, resources and strategic plans. Among other things, the Trustees considered the size, education and experience of the Adviser's investment staff and overall responsiveness to changes in market conditions.

 The Board determined that the Adviser had the expertise and resources to manage the Portfolio effectively.

                   Mellon Institutional Funds Master Portfolio
                  The Boston Company Small Cap Growth Portfolio

         Factors Considered by Board of Trustees in Approving Advisory
                             Agreement (Unaudited)
--------------------------------------------------------------------------------


 Investment Performance
 The Board considered the investment performance of the Fund (rather than the Portfolio alone) against a peer group of investment companies selected by the Adviser with input from the Trustees. The Board also compared the Fund's investment performance against the average performance of a larger universe of funds regarded by Lipper as having similar investment objectives and considered the Fund's performance rankings against that universe. In addition to the information received by the Board at the September 28, 2006 Board meeting, the Trustees received similar detailed comparative performance information for the Fund at each regular Board meeting during the year.

 The Board considered the Fund's performance for the one-, three- and five-year periods ended July 31, 2006 based on the Lipper materials provided to the Board at the September 28, 2006 meeting. The Board found that the Fund outperformed its peer group average return for the one-year period (3.86% vs. 1.11%) and three-year period (14.81% vs. 12.98%) and had underperformed its peer group average return for the five-year period (5.31% vs. 5.71%).

 Advisory Fee and Other Expenses
 The Board considered the advisory fee rate paid by the Portfolio to the Adviser. The Lipper data presenting the Portfolio's "net management fees" included fees paid by the Portfolio, as calculated by Lipper, for administrative services provided by Mellon Bank, N.A., the Portfolio's custodian. Such reporting was necessary, according to Lipper, to allow the Board to compare the Portfolio's advisory fees to those peers that include administrative fees within a blended advisory fee.

 The Portfolio's contractual advisory fee was 0.800%, in the 2nd quintile (1st being the best) of its peer group of funds, the median fee of which was 0.900%. The Portfolio's net management fee, after giving effect to expense limitations, was 0.789% (which included 0.227% in administrative services fees under Lipper's calculation methodology), lower than the peer group median net management fee of 0.860%. Based on the Lipper data, as well as other factors discussed at the September 28, 2006 meeting, the Board determined that the Portfolio's advisory fee is reasonable relative to its peer group averages.

 The Board also compared the fees payable by the Portfolio relative to those payable by separate account clients of the Adviser. Based on the additional scope and complexity of the services provided and responsibilities assumed by the Adviser with respect to the Portfolio relative to these other types of clients, the Board concluded that the fees payable under the advisory agreement were reasonable relative to the nature and quality of the services provided.

 The Board also considered the Fund's (rather than solely the Portfolio's) expense ratio and compared it to that of its peer group of similar funds. The Board found that the actual net expense ratio of 1.163% (after giving effect to expense limitations) was higher than the median net expense ratio of the peer group of 1.104%. However, most of the other funds in the peer group were larger than the Fund.

 The Adviser's Profitability
 The Board considered the Adviser's profitability in managing the Portfolio and Fund and the Mellon Institutional Funds as a group, as well as the methodology used to compute such profitability, and the various direct and indirect expenses incurred by the Adviser or its affiliated investment adviser, Standish Mellon Asset Management Company LLC ("Standish Mellon") in managing the Portfolio and other funds in the Mellon Institutional Funds family of funds. The Independent Trustees had observed that the Adviser, based on profitability information submitted to them by the Adviser, incurred marginal profitability in managing most of the investment companies in the Mellon Institutional Funds family of funds. The Trustees observed that the Adviser had incurred a loss in operating the Portfolio in 2004 and 2005.

 Economies of Scale
 The Board also considered the extent to which economies of scale might be realized as the Fund grows. They observed that The Boston Company International Core Equity Portfolio and the Standish Mellon Fixed Income Portfolio, two of the largest funds in the complex, already had breakpoints in their fee arrangements that reflected economies resulting from their size. The Board also noted that at the March 7, 2006 meeting, management had presented a Breakpoint Discussion Memorandum that had proposed a framework for future breakpoints. The Board concluded that, at existing asset levels and considering current asset growth projections, the implementation of additional fee breakpoints or other fee reductions was not necessary at this time.

                   Mellon Institutional Funds Master Portfolio
                 The Boston Company Small Cap Growth Portfolio

         Factors Considered by Board of Trustees in Approving Advisory
                             Agreement (Unaudited)
--------------------------------------------------------------------------------


 Other Benefits
 The Board also considered the additional benefits flowing to Mellon as a result of its relationship with the Mellon Institutional Funds as a group, including revenues received by Mellon affiliates in consideration of custodial, administrative, transfer agency and securities lending services provided by such affiliates to the Funds. In each case, such affiliates were selected by the Board on the basis of a comparative analysis of their capabilities and fees relative to those of unaffiliated competitors.

 The Board considered the fact that Mellon operates businesses other than the Mellon Institutional Funds, some of which businesses share personnel, office space and other resources and that these were a component of the profitability analysis provided. The Board also considered the intangible benefits that accrue to Mellon and its affiliates by virtue of its relationship with the Funds and the Mellon Institutional Funds as a group.

                                      * * *
 The foregoing factors were among those weighed by the Trustees in determining that the terms and conditions of the Portfolio's advisory agreement and the compensation to the Adviser provided therein are fair and reasonable and, thus, in approving the continuation of the agreement for a one-year period.

Trustees and Officers (Unaudited)

The following table lists the Trust's trustees and officers; their address and date of birth; their position with the Trust; the length of time holding that position with the Trust; their principal occupation(s) during the past five years; the number of portfolios in the fund complex they oversee; other directorships they hold in companies subject to registration or reporting requirements of the Securities Exchange Act of 1934 (generally called "public companies") or in registered investment companies; and total remuneration paid as of the period ended March 31, 2007. The Trust's Statement of Additional Information includes additional information about the Trust's trustees and is available, without charge, upon request by writing Mellon Institutional Funds at P.O. Box 8585, Boston, MA 02266-8585 or calling toll free 1-800-221-4795.

Independent Trustees

                                                                                        Number of                          Trustee
                                                                  Principal           Portfolios in        Other        Remuneration
Name (Age)                                  Term of Office      Occupation(s)         Fund Complex      Directorships  (period ended
Address, and                 Position(s)    and Length of       During Past           Overseen by         Held by         March 31,
Date of Birth              Held with Trust   Time Served         5 Years                Trustee          Trustee           2007)
-----------------------------------------------------------------------------------------------------------------------------------
Samuel C. Fleming (66)       Trustee        Trustee since   Chairman Emeritus,             30           None              Fund: $250
c/o Decision Resources, Inc.                11/3/1986       Decision Resources, Inc.                                 Portfolio: $316
61 Meadowbrook Road                                         ("DRI") (biotechnology
Weston, MA 02493                                            research and consulting
9/30/40                                                     firm); formerly Chairman
                                                            of the Board and Chief
                                                            Executive Officer, DRI

Benjamin M. Friedman (62)    Trustee        Trustee since   William Joseph Maier,          30           None              Fund: $250
c/o Harvard University                      9/13/1989       Professor of Political                                   Portfolio: $316
Littauer Center 127                                         Economy, Harvard
Cambridge, MA 02138                                         University
8/5/44

John H. Hewitt (72)          Trustee        Trustee since   Trustee, Mertens               30           None              Fund: $250
P.O. Box 2333                               11/3/1986       House, Inc. (hospice)                                    Portfolio: $316
New London, NH 03257
4/11/35

Caleb Loring III (63)        Trustee        Trustee since   Trustee, Essex Street          30           None              Fund: $250
c/o Essex Street Associates                 11/3/1986       Associates (family                                       Portfolio: $335
P.O. Box 5600                                               investment trust office)
Beverly, MA 01915
11/14/43

Interested Trustees

Patrick J. Sheppard (41)     Trustee,       Since 2003      President and Chief            30           None                      $0
The Boston Company          President                       Operating Officer of
Asset Management, LLC       and Chief                       The Boston Company
One Boston Place        Executive Officer                   Asset Management, LLC;
Boston, MA 02108                                            formerly Senior Vice President
7/24/65                                                     and Chief Operating
                                                            Officer,
                                                            Mellon Asset Management
                                                            ("MAM") and Vice
                                                            President and Chief
                                                            Financial Officer, MAM

Principal Officers who are Not Trustees

Name (Age)                                                 Term of Office
Address, and                 Position(s)                   and Length of       Principal Occupation(s)
Date of Birth                Held with Trust               Time Served         During Past 5 Years
---------------------------------------------------------------------------------------------------------------------------------
Barbara A. McCann (46)       Vice President                Since 2003          Senior Vice President and Head of Operations,
Mellon Asset Management      and Secretary                                     Mellon Asset Management ("MAM"); formerly First
One Boston Place                                                               Vice President, MAM and Mellon Global Investments
Boston, MA 02108
2/20/61

Steven M. Anderson (41)      Vice President                Vice President      Vice President and Mutual Funds Controller,
Mellon Asset Management      and Treasurer                 since 1999;         Mellon Asset Management; formerly Assistant Vice
One Boston Place                                           Treasurer           President and Mutual Funds Controller, Standish
Boston, MA 02108                                           since 2002          Mellon Asset Management Company, LLC
7/14/65

Denise B. Kneeland (55)      Assistant Vice                Since 1996          First Vice President and Manager, Mutual Funds
Mellon Asset Management       President                                        Operations, Mellon Asset Management; formerly Vice
One Boston Place                                                               President and Manager, Mutual Fund Operations,
Boston, MA 02108                                                               Standish Mellon Asset Management Company, LLC
8/19/51
Mary T. Lomasney (50)          Chief                       Since 2005          First Vice President, Mellon Asset Management and
Mellon Asset Management      Compliance                                        Chief Compliance Officer, Mellon Funds Distributor,
One Boston Place              Officer                                          L.P. and Mellon Optima L/S Strategy Fund, LLC;
Boston, MA 02108                                                               formerly Director, Blackrock, Inc., Senior Vice
4/8/57                                                                         President, State Street Research & Management Company
                                                                               ("SSRM"), and Vice President, SSRM

                                       29

THIS PAGE INTENTIONALLY LEFT BLANK

THIS PAGE INTENTIONALLY LEFT BLANK

[LOGO] Mellon
       ---------------------
       Mellon Institutional Funds

One Boston Place
Boston, MA 02108-4408
800.221.4795
www.melloninstitutionalfunds.com

                                     [LOGO] Mellon
                                            --------------------------
                                            Mellon Institutional Funds




Semiannual Report                            The Boston Company
                                             Small Cap Tax-Sensitive Equity Fund
--------------------------------------------------------------------------------
March 31, 2007 (Unaudited)

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

Any information in this shareholder report regarding market or economic trends or the factors influencing the Fund's historical or future performance are statements of the opinion of Fund management as of the date of this report. These statements should not be relied upon for any other purposes. Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. The Fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington D.C. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of the Fund's portfolio holdings, view the most recent quarterly holdings report, semi-annual report or annual report on the Fund's web site at http://www.melloninstitutionalfunds.com.

To view the Fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30 visit http://www.melloninstitutionalfunds.com or the SEC's web site at http://www.sec.gov. You may also call 1-800-221-4795 to request a free copy of the proxy voting guidelines.

                   Mellon Institutional Funds Investment Trust
             The Boston Company Small Cap Tax-Sensitive Equity Fund

                     Shareholder Expense Example (Unaudited)
--------------------------------------------------------------------------------

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 1, 2006 to March 31, 2007).

Actual Expenses
The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000.00=8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                                     Expenses Paid
                               Beginning            Ending           During Period+
                             Account Value       Account Value      October 1, 2006
                            October 1, 2006     March 31, 2007     to March 31, 2007
--------------------------------------------------------------------------------------
Actual                         $1,000.00           $1,104.30              $5.19
Hypothetical (5% return
  per year before expenses)    $1,000.00           $1,020.00              $4.99

-----------
+ Expenses are equal to the Fund's annualized expense ratio of 0.99%, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

                   Mellon Institutional Funds Investment Trust
             The Boston Company Small Cap Tax-Sensitive Equity Fund

             Portfolio Information as of March 31, 2007 (Unaudited)
--------------------------------------------------------------------------------

                                                                               Percentage of
Top Ten Holdings*                        Sector                                Investments
--------------------------------------------------------------------------------------------
Washington Group International, Inc.     Industrials                            2.0%
Lions Gate Entertainment Corp.           Consumer Discretionary                 1.6
24/7 Real Media, Inc.                    Information Technology                 1.5
Respironics, Inc.                        Health Care                            1.4
Integra LifeSciences Holdings            Health Care                            1.4
Natus Medical, Inc.                      Health Care                            1.3
Inter Parfums, Inc.                      Consumer Staples                       1.3
MSC Industrial Direct Co., Inc.          Industrials                            1.3
Texas Roadhouse, Inc., Class A           Consumer Discretionary                 1.2
Portfolio Recovery Associates, Inc.      Financial                              1.2
                                                                               ----
                                                                               14.2%

*    Excludes short-term investments and investment of cash collateral.

                                            Percentage of
Economic Sector Allocation                   Net Assets
---------------------------------------------------------
Consumer Discretionary                         12.7%
Consumer Staples                                7.0
Energy                                          7.2
Financial                                      10.3
Health Care                                    16.8
Industrials                                    13.6
Information Technology                         23.8
Materials                                       3.3
Telecommunication Services                      1.3
Utilities                                       1.1
Short-term and Other Assets                     2.9
                                              -----
                                              100.0%

The Fund is actively managed. Current holdings may be different than those presented above.

                   Mellon Institutional Funds Investment Trust
             The Boston Company Small Cap Tax-Sensitive Equity Fund

               Schedule of Investments--March 31, 2007 (Unaudited)
--------------------------------------------------------------------------------

                                                                        Value
Security                                                   Shares     (Note 1A)
--------------------------------------------------------------------------------
UNAFFILIATED INVESTMENTS--122.4%

EQUITIES--97.1%
Consumer Discretionary--12.7%
Aeropostale, Inc. (a)                                      23,250    $   935,348
Ambassadors Group, Inc.                                    32,360      1,075,646
Bright Horizons Family Solutions, Inc. (a) (b)             36,350      1,372,213
Cache, Inc. (a)                                            57,620      1,022,755
California Pizza Kitchen, Inc. (a)                         30,360        998,540
Capella Education Co.                                      19,440        652,018
Citi Trends, Inc. (b)                                      35,690      1,525,391
Coldwater Creek Inc.                                       51,660      1,047,665
Fred's, Inc.                                               96,520      1,418,844
Interface, Inc.                                            63,460      1,014,725
Kenneth Cole Productions, Class A                          38,900        998,563
Lions Gate Entertainment Corp. (a) (b)                    259,820      2,967,144
Oakley, Inc.                                               49,540        997,736
Ruth's Chris Steak House, Inc. (a) (b)                     47,360        964,250
Steiner Leisure Ltd., ADR (a)                              43,740      1,967,425
Texas Roadhouse, Inc., Class A (a)                        158,750      2,262,188
The Cheesecake Factory (b)                                 53,850      1,435,103
Winnebago Industries, Inc.                                 32,540      1,094,320
                                                                    ------------
                                                                      23,749,874
                                                                    ------------

Consumer Staples--7.0%
Hain Celestial Group, Inc. (b)                             34,190      1,028,093
Hansen Natural Corp. (a)                                   46,270      1,752,708
Inter Parfums, Inc.                                       111,160      2,334,360
Longs Drug Stores Corp.                                    38,620      1,994,337
National Beverage Corp. (b)                                90,270      1,583,336
Physicians Formula Holdings, Inc. (a)                     110,310      2,082,653
Ruddick Corp.                                              25,150        756,512
United Natural Foods, Inc. (a)                             52,560      1,610,438
                                                                    ------------
                                                                      13,142,437
                                                                    ------------

Energy--7.2%
Arena Resources, Inc. (a) (b)                              24,950      1,250,494
Dril-Quip, Inc. (a)                                        46,540      2,014,251
Foundation Coal Holdings, Inc.                             29,100        999,294
Global Industries, Ltd                                     52,640        962,786
Oil States International, Inc. (a) (b)                     40,230      1,290,981
Parallel Petroleum Corp. (b)                               67,460      1,548,207
Penn Virginia Corp.                                        28,070      2,060,338
Superior Well Services, Inc. (a)                           51,890      1,185,687
W-H Energy Services, Inc. (a)                              46,240      2,161,258
                                                                    ------------
                                                                      13,473,296
                                                                    ------------

    The accompanying notes are an integral part of the financial statements.

                   Mellon Institutional Funds Investment Trust
             The Boston Company Small Cap Tax-Sensitive Equity Fund

               Schedule of Investments--March 31, 2007 (Unaudited)
--------------------------------------------------------------------------------

                                                                        Value
Security                                                   Shares     (Note 1A)
--------------------------------------------------------------------------------
Financial--10.3%
Arch Capital Group Ltd. ADR (a)                            18,270    $ 1,246,197
Argonaut Group, Inc. (a)                                   16,670        539,441
Capital Source, Inc., ADR (b)                              63,230      1,588,970
Capitol Bancorp Ltd. (b)                                   24,800        913,880
Castlepoint Holdings, Ltd                                  11,180        182,793
Financial Institutions, Inc.                               14,680        294,628
First Cash Financial Services, Inc. (a)                    55,770      1,242,556
First Mercury Financial Corp. (a)                          65,840      1,353,012
First Midwest Bancorp, Inc. (b)                            30,280      1,112,790
Hallmark Financial Services, Inc.                          27,600        332,304
International Securities Exchange, Inc.                    21,860      1,066,768
Montpelier Re Holdings Ltd. (b)                            60,280      1,045,255
Old National Bancorp                                       52,340        951,541
Piper Jaffray Companies, Inc. (a)                          16,510      1,022,629
Portfolio Recovery Associates, Inc. (a) (b)                49,730      2,220,445
SVB Financial Group                                        20,540        998,039
Texas Capital Bancshares, Inc.                             47,830        980,515
UCBH Holdings, Inc. (b)                                    49,430        920,387
Umpqua Holdings Corp. (b)                                  26,060        697,626
Washington Trust Bancorp, Inc. (b)                         22,500        603,225
                                                                    ------------
                                                                      19,313,001
                                                                    ------------

Health Care--16.8%
Alnylam Pharmaceuticals Inc. (a) (b)                       63,310      1,139,580
Applera Corp.-Celera Genomics Group (a) (b)                64,920        921,864
Array BioPharma, Inc. (a)                                  56,890        722,503
Arrow International, Inc.                                  30,540        982,166
BioMimetic Therapeutics, Inc.                              35,110        580,719
Centene Corp. (a) (b)                                      37,920        795,941
Covance, Inc.                                              17,210      1,021,241
Cytyc Corp. (a)                                            45,040      1,540,818
Enzon Pharmaceuticals, Inc. (a) (b)                       124,110      1,011,497
Exelixis, Inc. (b)                                         97,160        965,770
Integra LifeSciences Holdings (a) (b)                      56,090      2,556,582
InterMune, Inc. (a) (b)                                    41,380      1,020,431
Medarex, Inc. (a) (b)                                      43,390        561,467
Natus Medical, Inc. (a) (b)                               132,540      2,355,236
Pediatrix Medical Group, Inc. (a)                          23,210      1,324,363
PerkinElmer, Inc.                                          54,320      1,315,630
Psychiatric Solutions, Inc.                                37,660      1,518,075
Respironics, Inc. (a)                                      62,698      2,632,689
Rigel Pharmaceuticals, Inc. (a) (b)                        83,420        905,941
Sangamo BioSciences, Inc. (b)                              78,080        530,944

    The accompanying notes are an integral part of the financial statements.

                   Mellon Institutional Funds Investment Trust
             The Boston Company Small Cap Tax-Sensitive Equity Fund

               Schedule of Investments--March 31, 2007 (Unaudited)
--------------------------------------------------------------------------------

                                                                        Value
Security                                                   Shares     (Note 1A)
--------------------------------------------------------------------------------
Health Care (continued)
Santarus, Inc. (a) (b)                                     84,350    $   593,824
Thermo Fisher Scientific, Inc. (a)                         32,650      1,526,388
Thoratec Corp. (a) (b)                                     61,060      1,276,154
VCA Antech, Inc. (a)                                       50,530      1,834,744
Viasys Healthcare, Inc. (a) (b)                            57,280      1,946,947
                                                                    ------------
                                                                      31,581,514
                                                                    ------------

Industrials--13.6%
Alaska Air Group, Inc. (a)                                 23,870        909,447
Bucyrus International, Inc., Class A (b)                   29,290      1,508,435
Central Parking Corp. (b)                                  58,180      1,290,432
Copart, Inc. (a)                                           68,040      1,905,800
eTelecare Global Solutions Inc.                            28,050        424,958
Global Cash Access, Inc. (a)                              121,640      2,030,172
Hub Group, Inc., Class A Shares (a)                        63,600      1,843,764
MSC Industrial Direct Co., Inc.                            49,880      2,328,398
Powell Industries, Inc. (b)                                20,360        651,513
Quanta Services, Inc. (a) (b)                              60,350      1,522,027
Ritchie Bros. Auctioneers                                  21,870      1,279,832
Stericycle, Inc. (a)                                       16,990      1,384,685
Team, Inc. (a) (b)                                         34,079      1,300,114
UAP Holding Corp. (b)                                      82,820      2,140,897
UTI Worldwide, Inc.                                        58,450      1,436,701
Washington Group International, Inc. (a)                   53,890      3,579,374
                                                                    ------------
                                                                      25,536,549
                                                                    ------------

Information Technology--23.8%
24/7 Real Media, Inc. (a) (b)                             330,880      2,656,966
AMIS Holdings, Inc. (a)                                   141,960      1,554,462
Anadigics, Inc. (b)                                        71,150        840,993
Arris Group, Inc. (a)                                     121,450      1,710,016
BEA Systems, Inc. (a)                                      76,540        887,099
Brocade Communications Systems, Inc. (a)                  162,150      1,543,668
C-COR, Inc.                                               104,260      1,445,044
DealerTrack Holdings, Inc. (a)                             34,420      1,057,382
EFunds Corp.                                               54,950      1,464,967
Epicor Software Corp. (a) (b)                             109,770      1,526,901
FLIR Systems, Inc.                                         28,690      1,023,372
Formfactor, Inc. (a) (b)                                   20,450        915,138
Foundry Networks, Inc.                                    117,660      1,596,646
Informatica Corp. (a) (b)                                 109,550      1,471,257
Kronos, Inc.                                               24,730      1,323,055
Lawson software, Inc.                                     116,360        941,352

    The accompanying notes are an integral part of the financial statements.

                   Mellon Institutional Funds Investment Trust
             The Boston Company Small Cap Tax-Sensitive Equity Fund

               Schedule of Investments--March 31, 2007 (Unaudited)
--------------------------------------------------------------------------------

                                                                        Value
Security                                                 Shares       (Note 1A)
--------------------------------------------------------------------------------
Information Technology (continued)
Marchex, Inc.                                              72,180    $ 1,105,798
MasTec, Inc.                                              170,170      1,873,572
Micrel, Inc. (a)                                           80,900        891,518
Microsemi Corp. (b)                                        76,250      1,586,763
NetGear, Inc. (a)                                          55,540      1,584,556
PMC-Sierra, Inc. (b)                                      271,960      1,906,440
Polycom, Inc. (a)                                          29,290        976,236
Sirenza Microdevices, Inc. (a)                             68,480        590,298
SkillSoft PLC ADR                                         139,490      1,166,136
Smart Modular Technologies, Inc. (a)                      125,740      1,608,215
Standard Microsytems Corp. (a)                             22,440        685,318
Tessera Technologies, Inc. (a)                             31,230      1,241,080
The Ultimate Software Group, Inc. (a) (b)                  48,820      1,278,596
TheStreet.com, Inc.                                        53,710        657,948
Transaction Systems Archietects, Inc.                      26,520        858,983
Ultra Clean Holdings, Inc.                                 73,300      1,268,090
ValueClick, Inc. (a) (b)                                   29,680        775,538
Verisign, Inc. (a)                                         38,480        966,618
Wright Express Corp. (a)                                   57,260      1,736,696
                                                                    ------------
                                                                      44,716,717
                                                                    ------------

Materials--3.3%
American Vanguard Corp. (b)                                71,990      1,230,309
Cleveland-Cliffs, Inc. (b)                                 15,930      1,019,679
Hecla Mining Co. (a) (b)                                  116,800      1,058,208
Kinross Gold Corp. (a)                                     65,590        904,486
Northern Orion Resources, Inc. (b)                        131,810        536,467
Schnitzer Steel Industries, Inc.                           36,440      1,463,795
                                                                    ------------
                                                                       6,212,944
                                                                    ------------

Telecommunication Services--1.3%
Lightbridge, Inc. (b)                                      29,100        511,287
NeuStar, Inc. (a)                                          65,060      1,850,306
                                                                    ------------
                                                                       2,361,593
                                                                    ------------

Utilities--1.1%
Ormat Technologies, Inc.                                   48,070      2,017,017
                                                                    ------------
Total Equities (Cost $158,808,020)                                   182,104,942
                                                                    ------------

    The accompanying notes are an integral part of the financial statements.

                   Mellon Institutional Funds Investment Trust
             The Boston Company Small Cap Tax-Sensitive Equity Fund

               Schedule of Investments--March 31, 2007 (Unaudited)
--------------------------------------------------------------------------------

                                                                                               Par           Value
Security                                                       Rate        Maturity           Value         (Note 1A)
----------------------------------------------------------------------------------------------------------------------
SHORT-TERM INVESTMENT--0.4%

U.S. Government--0.4%
U.S. Treasury Bill (c) (d) (Cost $663,173)                     4.89%       6/14/2007         670,000     $     663,357
                                                                                                         -------------

INVESTMENT OF CASH COLLATERAL--24.9%                                                        Shares
                                                                                          ----------
BlackRock Cash Strategies L.L.C. (c) (Cost $46,773,777)                                   46,773,777        46,773,777
TOTAL UNAFFILIATED INVESTMENTS (Cost $206,244,970)                                                         229,542,076

AFFILIATED INVESTMENTS--10.9%
Dreyfus Institutional Preferred Plus Money Market Fund (e)
(Cost $ 20,592,998)                                                                       20,592,998        20,592,998
                                                                                                         -------------
TOTAL INVESTMENTS--133.3% (Cost $226,837,968)                                                              250,135,074
                                                                                                         -------------
LIABILITIES IN EXCESS OF OTHER ASSETS--(33.3%)                                                             (62,487,275)
                                                                                                         -------------
NET ASSETS--100%                                                                                         $ 187,647,799
                                                                                                         =============

Notes to Schedule of Investments:
ADR--American Depository Receipt
(a)  Non-income producing security.
(b)  Security, or a portion of thereof, was on loan at March 31, 2007.
(c)  Rate noted is yield to maturity.
(d) Denotes all or part of security segregated as collateral for futures transactions.
(e)  Affiliated institutional money market fund.

At March 31, 2007 the Fund held the following futures contracts:

                                                                                     Underlying              Unrealized
Contract                                Position            Expiration Date      Face Amount at Value       Appreciation
-------------------------------------------------------------------------------------------------------------------------
Russell 2000 Index (39 Contracts)         Long                06/14/2007            $ 15,413,488              $342,374
                                                                                                              ========

    The accompanying notes are an integral part of the financial statements.

                   Mellon Institutional Funds Investment Trust
             The Boston Company Small Cap Tax-Sensitive Equity Fund

                       Statement of Assets and Liabilities
                           March 31, 2007 (Unaudited)
--------------------------------------------------------------------------------

Assets
   Investment in securities, at value (Note 1A) (including securities on loan, valued at $44,762,192 (Note 7)):
      Unaffiliated investments (cost $206,244,970)                                                    $ 229,542,076
      Affiliated investments (Note 1F) (cost $20,592,998)                                                20,592,998
   Receivable for investments sold                                                                          743,308
   Interest and dividends receivable                                                                        126,808
   Receivable for variation margin on open future contracts (Note 6)                                         72,150
   Receivable for Fund shares sold                                                                          207,970
   Receivable for class action settlements due from advisor                                                  52,420
   Prepaid expenses                                                                                          26,222
                                                                                                      -------------
      Total assets                                                                                      251,363,952

Liabilities
   Collateral for securities on loan (Note 7)                                      $  46,773,777
   Payable for investments purchased                                                  16,773,229
   Payable for Fund shares redeemed                                                      100,765
   Accrued accounting, custody, adminiastration and transfer agent fees (Note 2)          27,660
   Accrued professional fees                                                              17,712
   Accrued administrator services fee (Note 2)                                            14,585
   Accrued trustees' fees and expenses (Note 2)                                            5,188
   Accrued shareholders reporting expense (Note 2)                                         2,000
   Accrued chief compliance officer fee (Note 2)                                             375
   Other accrued expenses and liabilities                                                    862
                                                                                   -------------
      Total liabilities                                                                                  63,716,153
                                                                                                      -------------
Net Assets                                                                                            $ 187,647,799
                                                                                                      =============
Net Assets consist of:
   Paid-in capital                                                                                    $ 153,677,760
   Accumulated net realized gain                                                                         10,570,785
   Accumulated net investment loss                                                                         (240,226)
   Net unrealized appreciation                                                                           23,639,480
                                                                                                      -------------
Total Net Assets                                                                                      $ 187,647,799
                                                                                                      =============
Shares of beneficial interest outstanding                                                                 4,756,645
                                                                                                      =============
Net Asset Value, offering and redemption price per share
   (Net Assets/Shares outstanding)                                                                    $       39.45
                                                                                                      =============

    The accompanying notes are an integral part of the financial statements.

                   Mellon Institutional Funds Investment Trust
             The Boston Company Small Cap Tax-Sensitive Equity Fund

                             Statement of Operations
               For the Six Months Ended March 31, 2007 (Unaudited)
--------------------------------------------------------------------------------

Investment Income (Note 1B)
   Dividend income                                                                                    $     264,868
   Dividend income from affiliated investments (Note 1F)                                                    267,579
   Securities lending income (Note 7)                                                                        79,957
   Interest income                                                                                            9,445
                                                                                                        -----------
      Total investment income                                                                               621,849

Expenses
   Investment advisory fee (Note 2)                                                $     693,410
   Accounting, custody, administration and transfer agent fees (Note 2)                   79,157
   Administrative service fee (Note 2)                                                    29,560
   Professional fees                                                                      20,324
   Registration fees                                                                      10,025
   Trustees' fees and expenses (Note 2)                                                    9,547
   Insurance expense                                                                       5,485
   Chief compliance officer expense (Note 2)                                               2,105
   Miscellaneous expenses                                                                 12,462
                                                                                   -------------
      Net Expenses                                                                                          862,075
                                                                                                        -----------
         Net investment loss                                                                               (240,226)
                                                                                                        -----------

Realized and Unrealized Gain (Loss)
   Net realized gain (loss) on:
      Investments                                                                     10,857,401
      Financial futures transactions                                                     895,074
                                                                                   -------------
         Net realized gain                                                                               11,752,475
   Change in unrealized appreciation (depreciation) on:
      Investments                                                                      5,018,884
      Financial futures contracts                                                        408,873
                                                                                   -------------
         Change in net unrealized appreciation (depreciation)                                             5,427,757
                                                                                                        -----------
   Net realized and unrealized gain (loss)                                                               17,180,232
                                                                                                        -----------
Net Increase in Net Assets from Operations                                                              $16,940,006
                                                                                                        ===========

    The accompanying notes are an integral part of the financial statements.

                   Mellon Institutional Funds Investment Trust
             The Boston Company Small Cap Tax-Sensitive Equity Fund

                       Statements of Changes in Net Assets
--------------------------------------------------------------------------------

                                                                                For the
                                                                            Six Months Ended    For the
                                                                             March 31, 2007    Year Ended
                                                                              (Unaudited)   September 30, 2006
                                                                              -----------   ------------------
Increase (Decrease) in Net Assets:
From Operations
   Net investment income (loss)                                              $    (240,226)   $    (291,040)
   Net realized gain (loss)                                                     11,752,475       28,507,556
   Change in net unrealized appreciation (depreciation)                          5,427,757      (15,412,552)
                                                                             -------------    -------------
   Net increase (decrease) in net assets from investment operations             16,940,006       12,803,964
                                                                             -------------    -------------

Distributions to Shareholders (Note 1C)
   From net realized gains on investments                                      (27,215,421)     (11,653,235)
                                                                             -------------    -------------

Fund Share Transactions (Note 4)
   Net proceeds from sale of shares                                             26,046,804       25,431,734
   Value of shares issued to shareholders in reinvestment of distributions      25,616,045        9,807,382
   Cost of shares redeemed                                                     (14,291,709)     (35,872,639)
                                                                             -------------    -------------
   Net increase (decrease) in net assets from Fund share transactions           37,371,140         (633,523)
                                                                             -------------    -------------

Total Increase (Decrease) in Net Assets                                         27,095,725          517,206

Net Assets
   At beginning of period                                                      160,552,074      160,034,868
                                                                             -------------    -------------
   At end of year [including net investment (loss) of $(240,226)]            $ 187,647,799    $ 160,552,074
                                                                             =============    =============

    The accompanying notes are an integral part of the financial statements.

                   Mellon Institutional Funds Investment Trust
             The Boston Company Small Cap Tax-Sensitive Equity Fund

                              Financial Highlights
--------------------------------------------------------------------------------

                                         For the
                                       Six Months
                                          Ended
                                         March 31,                          Year Ended September 30,
                                          2007           ----------------------------------------------------------------------
                                       (Unaudited)          2006          2005          2004            2003            2002
                                        ---------        ---------     ---------     ----------       ---------       ---------
Net Asset Value, Beginning of Period    $   42.27        $   42.35     $   34.71     $    29.58       $   22.53       $   26.23
                                        ---------        ---------     ---------     ----------       ---------       ---------
From Operations:
   Net investment income (loss) * (a)       (0.06)           (0.08)        (0.10)         (0.24)          (0.11)          (0.13)
   Net realized and unrealized gains
     (loss) on investments                   4.36             3.08          7.74           5.37(b)         7.16(b)        (3.57)(b)
                                        ---------        ---------     ---------     ----------       ---------       ---------
Total from operations                        4.30             3.00          7.64           5.13            7.05           (3.70)
                                        ---------        ---------     ---------     ----------       ---------       ---------
Less Distributions to Shareholders:
   From net realized gains on
     investments                            (7.12)           (3.08)           --             --              --              --
                                        ---------        ---------     ---------     ----------       ---------       ---------
Total distributions to shareholders         (7.12)           (3.08)           --             --              --              --
                                        ---------        ---------     ---------     ----------       ---------       ---------
Net Asset Value, End of Period          $   39.45        $   42.27     $   42.35  $       34.71       $   29.58       $   22.53
                                        =========        =========     =========  =============       =========       =========
Total Return                                10.43%(e)         7.49%        22.01%         17.34%          31.29%(c)      (14.11%)(c)
Ratios/Supplemental data:
   Expenses (to average daily net
     assets)*                                0.99%(d)         0.99%         0.99%          1.03%           1.00%           1.00%
   Net Investment Income (Loss) to
     average daily net assets)*             (0.28%)(d)       (0.18%)       (0.26%)        (0.71%)         (0.43%)         (0.47%)
   Portfolio Turnover                          80%(e)          169%          137%           150%            252%            241%
   Net Assets, End of Period
     (000's omitted)                    $ 187,648        $ 160,552     $ 160,035     $  120,372       $ 106,718       $  82,469
--------------
*  For the periods indicated, the investment advisor voluntarily agreed not to impose a portion of its investment advisory fee and/or reimbursed the Fund for all or a portion of its operating expenses. If this voluntary action had not been taken, the investment income per share and the ratios excluding waivers and reimbursements would have been:

   Net investment income (loss) per share (a)  N/A              N/A          N/A             N/A      $   (0.13)      $   (0.15)
   Ratios (to average daily net assets):
     Expenses (c)                              N/A              N/A          N/A             N/A           1.07%           1.08%
     Net investment income (loss)              N/A              N/A          N/A             N/A          (0.50%)         (0.55%)

(a) Calculated based on average shares outstanding.
(b) Amounts includes litigation proceeds received by the Fund of $0.01 for the six months ended March 31, 2007, $0.03 for the period ended September 30, 2004, $0.01 for the year ended September 30, 2003 and $0.02 for the year ended September 30, 2002.
(c) Total return would have been lower in the absence of expense waivers.
(d) Calculated on an annualized basis.
(e) Not annualized.

    The accompanying notes are an integral part of the financial statements.

                   Mellon Institutional Funds Investment Trust
             The Boston Company Small Cap Tax-Sensitive Equity Fund

                    Notes to Financial Statements (Unaudited)
--------------------------------------------------------------------------------

(1)  Organization and Significant Accounting Policies:

     Mellon Institutional Funds Investment Trust (the "Trust") is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end, management investment company. The Boston Company Small Cap Tax-Sensitive Equity Fund (the "Fund") is a separate diversified investment series of the Trust.

     The objective of the Fund is to maximize after-tax total return, consisting of long-term growth of capital. The Fund seeks to achieve its objective by investing, under normal circumstances, at least 80% of net assets in equity securities of small capitalization U.S. companies. The Fund may also invest in equity index futures contracts based primarily upon the Russell 2000 Index.

     The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

     A.   Investment security valuations

     Fund shares are valued as of the close of regular trading (normally 4:00 p.m., Eastern Time) on each day that the New York Stock Exchange ("NYSE") is open. Securities are valued at the last sale prices on the exchange or national securities market on which they are primarily traded. Securities not listed on an exchange or national securities market, or securities for which there were no reported transactions, are valued at the last calculated mean price (average of last bid and last offer). Securities that are fixed income securities, other than short-term instruments with less than sixty days remaining to maturity, for which market prices are readily available, are valued at their current market value on the basis of quotations, which may be furnished by a pricing service or dealers in such securities. Securities (including illiquid securities) for which quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Trustees. With respect to any portion of the Fund's assets that are invested in one or more open-end regulated investment companies ("RICs"), the Fund's net asset value ("NAV") will be calculated based upon the NAVs of such RICs.

     Non-exchange traded derivatives are normally valued on the basis of quotes obtained from brokers and dealers, including counterparties or pricing services.

     Short-term instruments with less than sixty days remaining to maturity are valued at amortized cost, which approximates market value. If the Fund acquires a short-term instrument with more than sixty days remaining to its maturity, it is valued at current market value until the sixtieth day prior to maturity and will then be valued at amortized cost based upon the value on such date unless the Trustees determine during such sixty-day period that amortized cost does not represent fair value.

     B.   Securities transactions and income

     Securities transactions are recorded as of trade date. Interest income is determined on the basis of coupon interest accrued, adjusted for accretion of discount or amortization of premium using the yield-to-maturity method on debt securities with greater than sixty days to maturity. Dividend income is recorded on the ex-dividend date. Realized gains and losses from securities sold are recorded on the identified cost basis. Dividends representing a return of capital are reflected as a reduction of cost.

     C.   Distributions to shareholders

     Distributions to shareholders are recorded on the ex-dividend date. The Fund's distributions from capital gains, if any, after reduction of capital losses will be declared and distributed at least annually. Dividends from net investment income and distributions from capital gains, if any, are reinvested in additional shares of the Fund unless the shareholder elects to receive them in cash. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences which may result in reclassifications, are primarily due to differing treatments for losses deferred due to wash sales and the timing of recognition of realized and unrealized gains or losses on futures contracts.

     Permanent book and tax basis differences relating to shareholder distributions result in reclassifications among undistributed net investment income, accumulated net realized gain (loss) and paid in capital. Undistributed net investment income (loss) and accumulated net realized gain (loss) on investments may include temporary book and tax basis differences which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.

     D.   Expenses

     The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated among the funds of the Trust taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

                   Mellon Institutional Funds Investment Trust
             The Boston Company Small Cap Tax-Sensitive Equity Fund

                    Notes to Financial Statements (Unaudited)
--------------------------------------------------------------------------------

     E.   Commitments and contingencies

     In the normal course of business, the Fund may enter into contracts and agreements that contain a variety of representations and warranties, which provide general indemnifications. The maximum exposure to the Fund under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risks of loss to be remote.

     F.   Affiliated issuers

     Affiliated issuers are investment companies advised by The Boston Company Asset Management LLC ("TBCAM"), a wholly-owned subsidiary of Mellon Financial Corporation, or its affiliates.

     G.   New Accounting Requirements

     In July 2006, the Financial Accounting Standards Board ("FASB") issued Interpretation No. 48 ("FIN 48"), "Accounting for Uncertainty in Income Taxes - an Interpretation of FASB Statement No. 109" (the "Interpretation"). The Interpretation establishes for all entities, including pass-through entities such as the Fund, a minimum threshold for financial statement recognition of the benefit of positions taken in filing tax returns (including whether an entity is taxable in a particular jurisdiction), and requires certain expanded tax disclosures. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. At this time, management is evaluating the implications of FIN 48 and its impact in the financial statements has not yet been determined.

     In addition, on September 20, 2006, FASB released Statement of Financial Accounting Standards No. 157 "Fair Value Measurements" ("FAS 157"). FAS 157 establishes an authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair-value measurements. The application of FAS 157 is required for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. At this time, management is evaluating the implications of FAS 157 and its impact, if any, in the financial statements has not yet been determined.

(2)  Investment Advisory Fee and Other Transactions With Affiliates:

     The investment advisory fee paid to TBCAM for overall investment advisory and administrative services, and general office facilities, is paid monthly at the annual rate of 0.80% of the Fund's average daily net assets.

     On December 4, 2006, Mellon Financial Corporation ("MFC") and The Bank of New York Company, Inc. ("BNY") announced that they had entered into a definitive agreement to merge. The new company will be called The Bank of New York Mellon Corporation. As part of this transaction, TBCAM would become an indirect wholly-owned subsidiary of The Bank of New York Mellon Corporation. The transaction is subject to certain regulatory approvals and the approval of BNY's and MFC's shareholders, as well as other customary conditions to closing. Subject to such approvals and the satisfaction of the other conditions, MFC and BNY expect the transaction to be completed in the third quarter of 2007.

     The Trust entered into an agreement with Dreyfus Transfer, Inc., a wholly-owned subsidiary of The Dreyfus Corporation, a wholly-owned subsidiary of Mellon Financial Corporation and an affiliate of TBCAM, to provide personnel and facilities to perform transfer agency and certain shareholder services for the Fund. For these services the Fund pays Dreyfus Transfer, Inc. a fixed fee plus per account and transaction based fees, as well as, out-of-pocket expenses. Pursuant to this agreement, the Fund was charged $6,844 for the six months ended March 31, 2007.

     The Trust entered into an agreement with Mellon Bank, N.A. ("Mellon Bank"), a wholly-owned subsidiary of Mellon Financial Corporation and an affiliate of TBCAM, to provide custody, administration and accounting services for the Fund. For these services the Fund pays Mellon Bank a fixed fee plus asset and transaction based fees, as well as out-of-pocket expenses. Pursuant to this agreement, the Fund was charged $72,313 for the six months ended March 31, 2007.

     The Trust also entered into an agreement with Mellon Bank to perform certain securities lending activities and to act as the Fund's lending agent. Mellon Bank receives an agreed upon percentage of the net lending revenues. Pursuant to this agreement, Mellon Bank earned $33,907 for the six months ended March 31, 2007. See Note 7 for further details.

     The Trust reimburses Mellon Asset Management for a portion of the salary of the Trust's Chief Compliance Officer. For the six months ended March 31, 2007, the Fund was charged $2,105. No other director, officer or employee of TBCAM or its affiliates receives any compensation from the Trust or the Fund for serving as an officer or Trustee of the Trust. The Fund pays each Trustee who is not a director, officer or employee of TBCAM or its affiliates an annual fee and a per meeting fee as well as reimbursement for travel and out-of-pocket expenses. In addition, the Trust pays the legal fees for the independent counsel of the Trustees.

                   Mellon Institutional Funds Investment Trust
             The Boston Company Small Cap Tax-Sensitive Equity Fund

                    Notes to Financial Statements (Unaudited)
--------------------------------------------------------------------------------

     The Trust has contracted Mellon Investor Services LLC, a wholly owned subsidiary of Mellon Financial Corporation and an affiliate of TBCAM, to provide printing and fulfillment services for the Fund. Pursuant to this agreement, the Fund was charged $2,000, which is included in miscellaneous expenses in the statement of operations, for the six months ended March 31, 2007.

     The Fund pays administrative service fees. These fees are paid to affiliated or unaffiliated retirement plans, omnibus accounts and platform administrators and other entities ("Plan Administrators") that provide record keeping and/or other administrative support services to accounts, retirement plans and their participants. As compensation for such services, the Fund may pay each Plan Administrator an administrative service fee in an amount of up to 0.15% (on an annualized basis) of the Fund's average daily net assets attributable to Fund shares that are held in accounts serviced by such Plan Administrator. The Fund's adviser or its affiliates may pay additional compensation from their own resources to Plan Administrators and other entities for administrative services, as well as in consideration of marketing or other distribution-related services. These payments may provide an incentive for these entities to actively promote the Fund or cooperate with the distributor's promotional efforts. For the six months ended March 31, 2007, the Fund was charged $29,590 for fees payable to Mellon Private Wealth Management.

(3)  Purchases and Sales of Investments:

     Purchases and proceeds from sales of investments, other than short-term obligations, For the six months ended March 31, 2007 were as follows:

                                             Purchases                 Sales
                                             ---------                 -----
Non-U.S. Government Securities              $149,861,242           $132,317,244
                                            ============           ============

(4)  Shares of Beneficial Interest:

     The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest having a par value of one cent per share. Transactions in Fund shares were as follows:

                                            For the                 For the
                                        Six Months Ended          Year Ended
                                         March 31, 2007       September 30, 2006
                                         --------------       ------------------
Shares sold                                  657,359                604,209
Shares issued to shareholders
  in reinvestment of distributions           659,528                244,757
Shares redeemed                             (358,779)              (829,484)
                                            --------               --------
Net increase (decrease)                      958,108                 19,482
                                            ========               ========

     At March 31, 2007, one shareholder of record held, in the aggregate, approximately 66% of the total outstanding shares of the Fund. Investment activities of this shareholder could have a material impact on the Fund.

     The Fund imposes a redemption fee of 2% of the net asset value of the shares, with certain exceptions, which are redeemed or exchanged less than 30 days from the day of their purchase. The redemption fee is paid directly to the Fund, and is designed to offset brokerage commissions, market impact, and other costs associated with short-term trading in the Fund. The fee does not apply to shares that were acquired through reinvestment of distributions. For the six months ended March 31, 2007, the Fund did not assess any redemption fees.

(5)  Federal Taxes:

     Each year, the Fund intends to qualify as a "regulated investment company" under Subchapter M of the Code. As such and by complying with the applicable provisions of the Code regarding the sources of its income, the timely distributions of its income to its shareholders, and the diversification of its assets, the Fund will not be subject to U.S. federal income tax on its investment company taxable income and net capital gain which are distributed to shareholders.

     The cost and unrealized appreciation (depreciation) in value of the investment securities owned at March 31, 2007, as computed on a federal income tax basis, were as follows:

                Cost for federal income tax purposes           $ 226,837,968
                                                               -------------
                Gross unrealized appreciation                     25,579,717
                Gross unrealized depreciation                     (2,282,611)
                                                               -------------
                Net unrealized appreciation (depreciation)     $  23,297,106
                                                               =============

                   Mellon Institutional Funds Investment Trust
             The Boston Company Small Cap Tax-Sensitive Equity Fund

                    Notes to Financial Statements (Unaudited)
--------------------------------------------------------------------------------

(6)  Financial Instruments:

     In general, the following instruments are used for hedging purposes as described below. However, these instruments may also be used to seek to enhance potential gain in circumstances where hedging is not involved.

     The Fund may trade the following financial instruments with off-balance sheet risk:

     Futures contracts

     The Fund may enter into financial futures contracts for the purchase or sale of securities, or contracts based on financial indices at a fixed price on a future date. Pursuant to margin requirements, the Fund deposits either cash or securities in an amount equal to a certain percentage of the contract amount. Subsequent payments, known as variation margin, are made or received by the Fund each day, depending on the daily fluctuations in the value of the underlying security, and are recorded for financial statement purposes as unrealized appreciation or depreciation by the Fund. There are several risks in connection with the use of futures contracts as a hedging device. The change in value of futures contracts primarily corresponds with the value of their underlying instruments or indices, which may not correlate with changes in the value of hedged investments. Buying futures tends to increase the Fund's exposure to the underlying instrument, while selling futures tends to decrease the Fund's exposure to the underlying instrument or hedge other investments. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market. Losses may also arise if there is an illiquid secondary market or if the counterparty does not perform under the contract's terms. The Fund enters into financial futures transactions primarily to seek to manage its exposure to certain markets and to changes in securities prices and foreign currencies. Gains and losses are realized upon the expiration or closing of the futures contracts. Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade.

     At March 31, 2007, the Fund held open financial futures contracts. See the Schedule of Investments for further details.

(7)  Security Lending:

     The Fund may lend its securities to financial institutions which the Fund deems to be creditworthy. The loans are collateralized at all times with cash or securities with a market value at least equal to the market value of the securities on loan. The market value of securities loaned is determined daily and any additional required collateral is allocated to the Fund on the next business day. For the duration of a loan, the Fund receives the equivalent of the interest or dividends paid by the issuer on the securities loaned and also receives compensation from the investment of the collateral. As with other extensions of credit, the Fund bears the risk of delay in recovery or even loss of rights in its securities on loan should the borrower of the securities fail financially or default on its obligations to the Fund. In the event of borrower default, the Fund generally has the right to use the collateral to offset losses incurred. The Fund may incur a loss in the event it was delayed or prevented from exercising its rights to dispose of the collateral. The Fund also bears the risk in the event that the interest and/or dividends received on invested collateral is not sufficient to meet the Fund's obligations due on the loans.

     The Fund loaned securities during the six months ended March 31, 2007 and earned interest on the invested collateral of $787,601 of which $707,644 was rebated to borrowers or paid in fees. At March 31, 2007, the Fund had securities valued at $44,762,192 on loan. See Schedule of Investments for further detail on the security positions on loan and collateral held.

(8)  Line of Credit:

     The Fund, and other funds in the Trust and subtrusts in Mellon Institutional Funds Master Portfolio (the "Portfolio Trust") are parties to a committed line of credit facility, which enables each fund/portfolio to borrow, in the aggregate, up to $35 million. Interest is charged to each participating fund/portfolio based on its borrowings at a rate equal to the Federal Funds effective rate plus 1/2 of 1%. In addition, a facility fee, computed at an annual rate of 0.060 of 1% on the committed amount, is allocated ratably among the participating funds/portfolios at the end of each quarter. Each fund/portfolio also pays an annual renewal fee, computed at a rate of 0.020 of 1% of the committed amount and allocated ratably to the participating funds/portfolios. For the six months ended March 31, 2007, the expense allocated to the Fund was $191. The facility fee and interest expense are included in miscellaneous expenses on the statement of operations.

     For the six months ended March 31, 2007, the Fund did not have any borrowings outstanding.

                   Mellon Institutional Funds Investment Trust
             The Boston Company Small Cap Tax-Sensitive Equity Fund

                   Factors Considered by Board of Trustees in
                    Approving Advisory Agreement (Unaudited)
--------------------------------------------------------------------------------

     The 1940 Act requires that the Board of Trustees, including a majority of its Trustees who are not affiliated with the Fund's investment adviser or underwriter (the "Independent Trustees") voting separately, approve the Fund's advisory agreement and the related fees on an annual basis. In their most recent deliberations concerning their decision to approve the continuation of the investment advisory agreement, the Board of Trustees conducted the review and made the determinations that are described below. In conducting this review and in making such determinations, the Independent Trustees received from the Fund's investment adviser, The Boston Company Asset Management LLC ("TBCAM" or the "Adviser"), a broad range of information in response to a written request prepared on their behalf by their own legal counsel. The Independent Trustees met alone in a private session with their legal counsel on September 28, 2006 to review these materials and to discuss the proposed continuation of the Fund's advisory agreement. Representatives of the Adviser attended a portion of the September meeting to provide an overview of its organization, personnel, resources and strategic plans, and to respond to questions and comments arising from the Independent Trustees' review of the materials and their deliberations. The entire Board then met on October 17, 2006.

     The information requested by the Independent Trustees and reviewed by the entire Board included:

     (i) Financial and Economic Data: The Adviser's balance sheet and income statements, as well as a profitability analysis of the Adviser, including a separate presentation of the Adviser's profitability relative to that of several publicly traded investment advisers;

     (ii) Management Teams and Operations: The Adviser's Form ADV, as well as information concerning the Adviser's executive management, portfolio management, client service personnel and overall organizational structure, insurance coverage, brokerage and soft dollar policies and practices;

     (iii) Comparative Performance and Fees: Analyses prepared by Lipper Analytical Services ("Lipper") regarding the Fund's historical performance, management fee and expense ratio compared to other funds, and the Adviser's separate account advisory fee schedules;

     (iv) Specific Facts Relating to the Fund: The Adviser's commentary on the Fund's performance and any material portfolio manager and strategy changes that may have affected the Fund in the prior year, as well as the Fund's "fact sheets" prepared by the Adviser providing salient data about the Fund, including the Fund's holdings, strategies, recent market conditions and outlook, as well as the Adviser's views concerning the issues of breakpoints in the management fee schedule of the Fund and potential economies of scale; and

     (v) Other Benefits: The benefits flowing to Mellon Financial Corporation ("Mellon") in the form of revenues received by Mellon affiliates in consideration of custodial, administrative, transfer agency and securities lending services provided by such affiliates to the Funds.

     In considering the continuation of the Fund's advisory agreement, the Board of Trustees, including the Independent Trustees, did not identify any single factor as all-important or controlling, and individual Trustees did not necessarily attribute the same weight or importance to each factor. The Trustees determined that the terms and conditions of the advisory agreement and the compensation to the Adviser provided therein were fair and reasonable in light of the services performed, expenses incurred and such other matters as the Trustees considered relevant in the exercise of their reasonable judgment. The following summary does not detail all the matters that were considered. Some of the factors that figured prominently in the Trustees' determination are described below.

     Nature, Extent and Quality of Services

     The Board considered the nature, scope and quality of the overall services provided to the Fund by the Adviser. In their deliberations as to the continuation of the advisory agreement, the Trustees were also mindful of the fact that, by choosing to invest in the Fund, the Fund's shareholders have chosen to entrust the Adviser, under the supervision of the Board, to manage the portion of their assets invested in the Fund.

     Among the specific factors the Board reviewed were the investment management, administrative, compliance and related services provided by the Adviser. The Board determined that the services provided were of high quality and at least commensurate with industry standards.

     The Trustees reviewed the background and experience of the Fund's two portfolio managers and also met with senior management of the Adviser to receive an overview of its organization, personnel, resources and strategic plans. Among other things, the Trustees considered the size, education and experience of the Adviser's investment staff and overall responsiveness to changes in market conditions.

     The Board determined that the Adviser had the expertise and resources to manage the Fund effectively.

                   Mellon Institutional Funds Investment Trust
             The Boston Company Small Cap Tax-Sensitive Equity Fund

                   Factors Considered by Board of Trustees in
                    Approving Advisory Agreement (Unaudited)
--------------------------------------------------------------------------------

     Investment Performance

     The Board considered the investment performance of the Fund against a peer group of investment companies selected by the Adviser with input from the Trustees. The Board also compared the Fund's investment performance against the average performance of a larger universe of funds regarded by Lipper as having similar investment objectives and considered the Fund's performance rankings against that universe. In addition to the information received by the Board for at the September 28, 2006 Board meeting, the Trustees received similar detailed comparative performance information for the Fund at each regular Board meeting during the year.

     The Board considered the Fund's performance for the one-, three- and five-year periods ended July 31, 2006 based on the Lipper materials provided to the Board at the September 28, 2006 meeting. The Board found that the Fund outperformed its peer group average returns for the one-year period (4.12% vs. 1.09%), three-year period (15.25% vs. 13.21%) and five-year period (6.00% vs. 5.95%).

     Advisory Fee and Other Expenses

     The Board considered the advisory fee rate paid by the Fund to the Adviser. The Fund's contractual advisory fee was 0.800%, in the 2nd quintile (1st being the best) of its peer group of funds, the median fee of which was 0.900%. The Fund's net management fee, after giving effect to expense limitations, was 0.799%, below the peer group median net management fee of 0.860%. Based on the Lipper data, as well as other factors discussed at the September 28, 2006 meeting, the Board determined that the Fund's advisory fee is reasonable relative to its peer group averages, both with and without giving effect to expense limitations.

     The Board also compared the fees payable by the Fund relative to those payable by separate account clients of the Adviser. Based on the additional scope and complexity of the services provided and responsibilities assumed by the Adviser with respect to the Fund relative to these other types of clients, the Board concluded that the fees payable under the advisory agreement were reasonable relative to the nature and quality of the services provided.

     The Board also considered the Fund's expense ratio and compared it to that of its peer group of similar funds. The Board found that the actual net expense ratio of 0.990% was lower than the median net expense ratio of the peer group of 1.104%, notwithstanding the fact that most of the other funds in the peer group were larger than the Fund.

     The Adviser's Profitability

     The Board considered the Adviser's profitability in managing the Fund and the Mellon Institutional Funds as a group, as well as the methodology used to compute such profitability, and the various direct and indirect expenses incurred by the Adviser or its affiliated investment adviser, Standish Mellon Asset Management Company LLC ("Standish Mellon") in managing the Fund and other funds in the Mellon Institutional Funds family of funds. The Independent Trustees had observed that the Adviser, based on profitability information submitted to them by the Adviser, incurred marginal profitability in managing most of the investment companies in the Mellon Institutional Funds family of funds. The Trustees observed that the Adviser had experienced profits in operating the Fund in both 2004 and 2005 and concluded these were not excessive.

     Economies of Scale

     The Board also considered the extent to which economies of scale might be realized as the Fund grows. They observed that The Boston Company International Core Equity Portfolio and the Standish Mellon Fixed Income Portfolio and, two of the largest funds in the complex, already had breakpoints in their fee arrangements that reflected economies resulting from their size. The Board also noted that at the March 7, 2006 meeting, management had presented a Breakpoint Discussion Memorandum that had proposed a framework for future breakpoints. The Board concluded that, at existing asset levels and considering current assets growth projections, the implementation of additional fee breakpoints or other fee reductions was not necessary at this time.

                   Mellon Institutional Funds Investment Trust
             The Boston Company Small Cap Tax-Sensitive Equity Fund

                   Factors Considered by Board of Trustees in
                    Approving Advisory Agreement (Unaudited)
--------------------------------------------------------------------------------

     Other Benefits

     The Board also considered the additional benefits flowing to Mellon as a result of its relationship with the Mellon Institutional Funds as a group, including revenues received by Mellon affiliates in consideration of custodial, administrative, transfer agency and securities lending services provided by such affiliates to the Funds. In each case, such affiliates were selected by the Board on the basis of a comparative analysis of their capabilities and fees relative to those of unaffiliated competitors.

     The Board considered the fact that Mellon operates businesses other than the Mellon Institutional Funds, some of which businesses share personnel, office space and other resources and that these were a component of the profitability analysis provided. The Board also considered the intangible benefits that accrue to Mellon and its affiliates by virtue of its relationship with the Funds and the Mellon Institutional Funds as a group.

                                      * * *

     The foregoing factors were among those weighed by the Trustees in determining that the terms and conditions of the Fund's advisory agreement and the compensation to the Adviser provided therein are fair and reasonable and, thus, in approving the continuation of the agreement for a one-year period.

Trustees and Officers (Unaudited)

The following table lists the Trust's trustees and officers; their address and date of birth; their position with the Trust; the length of time holding that position with the Trust; their principal occupation(s) during the past five years; the number of portfolios in the fund complex they oversee; other directorships they hold in companies subject to registration or reporting requirements of the Securities Exchange Act of 1934 (generally called "public companies") or in registered investment companies; and total remuneration paid as of the period ended March 31, 2007. The Trust's Statement of Additional Information includes additional information about the Trust's trustees and is available, without charge, upon request by writing Mellon Institutional Funds at P.O. Box 8585, Boston, MA 02266-8585 or calling toll free 1-800-221-4795.

Independent Trustees

                                                                                        Number of                        Trustee
                                                                     Principal       Portfolios in       Other         Remuneration
Name (Age)                     Position(s)    Term of Office       Occupation(s)      Fund Complex   Directorships    (period ended
Address, and                   Held with      and Length of         During Past        Overseen by      Held by        March 31,
Date of Birth                    Trust         Time Served           5 Years             Trustee        Trustee           2007)
------------------------------------------------------------------------------------------------------------------------------------
Samuel C. Fleming (66)         Trustee        Trustee since   Chairman Emeritus,            30          None           Fund: $1,499
c/o Decision Resources, Inc.                  11/3/1986       Decision Resources, Inc.
61 Meadowbrook Road                                           ("DRI") (biotechnology
Weston, MA 02493                                              research and consulting
9/30/40                                                       firm); formerly Chairman
                                                              of the Board and Chief
                                                              Executive Officer, DRI

Benjamin M. Friedman (62)      Trustee        Trustee since   William Joseph Maier,         30          None           Fund: $1,499
c/o Harvard University                        9/13/1989       Professor of Political
Littauer Center 127                                           Economy, Harvard
Cambridge, MA 02138                                           University
8/5/44

John H. Hewitt (72)            Trustee        Trustee since   Trustee, Mertens              30          None           Fund: $1,499
P.O. Box 2333                                 11/3/1986       House, Inc. (hospice)
New London, NH 03257
4/11/35

Caleb Loring III (63)          Trustee        Trustee since   Trustee, Essex Street         30          None           Fund: $1,572
c/o Essex Street Associates                   11/3/1986       Associates (family
P.O. Box 5600                                                 investment trust office)
Beverly, MA 01915
11/14/43

Interested Trustees

Patrick J. Sheppard (41)       Trustee,       Since 2003      President and Chief           30          None           $0
The Boston Company             President and                  Operating Officer of The
Asset Management, LLC          Chief Executive                Boston Company Asset
One Boston Place               Officer                        Management, LLC;
Boston, MA 02108                                              formerly Senior Vice
7/24/65                                                       President and Chief
                                                              Operating Officer,
                                                              Mellon Asset Management
                                                              ("MAM") and Vice
                                                              President and Chief
                                                              Financial Officer, MAM

Principal Officers who are Not Trustees

Name (Age)                                            Term of Office
Address, and                   Position(s)            and Length of          Principal Occupation(s)
Date of Birth                  Held with Trust        Time Served            During Past 5 Years
------------------------------------------------------------------------------------------------------------------------------------
Barbara A. McCann (46)         Vice President         Since 2003             Senior Vice President and Head of Operations, Mellon
Mellon Asset Management        and Secretary                                 Asset Management ("MAM"); formerly First Vice
One Boston Place                                                             President, MAM and Mellon Global Investments
Boston, MA 02108
2/20/61

Steven M. Anderson (41)        Vice President         Vice President         Vice President and Mutual Funds Controller,
Mellon Asset Management        and Treasurer          since 1999;            Mellon Asset Management; formerly Assistant Vice
One Boston Place                                      Treasurer              President and Mutual Funds Controller, Standish
Boston, MA 02108                                      since 2002             Mellon Asset Management Company, LLC
7/14/65

Denise B. Kneeland (55)        Assistant Vice         Since 1996             First Vice President and Manager, Mutual Funds
Mellon Asset Management        President                                     Operations, Mellon Asset Management; formerly Vice
One Boston Place                                                             President and Manager, Mutual Fund Operations,
Boston, MA 02108                                                             Standish Mellon Asset Management Company, LLC
8/19/51

Mary T. Lomasney (50)          Chief                  Since 2005             First Vice President, Mellon Asset Management and
Mellon Asset Management        Compliance                                    Chief Compliance Officer, Mellon Funds Distributor,
One Boston Place               Officer                                       L.P. and Mellon Optima L/S Strategy Fund, LLC;
Boston, MA 02108                                                             formerly Director, Blackrock, Inc., Senior Vice
4/8/57                                                                       President, State Street Research & Management Company
                                                                             ("SSRM"), and Vice President, SSRM

                                       22

                       THIS PAGE INTENTIONALLY LEFT BLANK

                         [LOGO] Mellon
                                --------------------------
                                Mellon Institutional Funds

                                One Boston Place
                                Boston, MA 02108-4408
                                800.221.4795
                                www.melloninstitutionalfunds.com

                                                                      6938SA0307

                                                [LOGO]Mellon
                                                      --------------------------
                                                      Mellon Institutional Funds

Semiannual Report                     The Boston Company
--------------------------------------------------------------------------------
March 31, 2007 (Unaudited)            Small Cap Value Fund

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

Any information in this shareholder report regarding market or economic trends or the factors influencing the Fund's historical or future performance are statements of the opinion of Fund management as of the date of this report. These statements should not be relied upon for any other purposes. Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. The Fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington D.C. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of the Fund's portfolio holdings, view the most recent quarterly holdings report, semi-annual report or annual report on the Fund's web site at http://www.melloninstitutionalfunds.com.

To view the Fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30 visit http://www.melloninstitutionalfunds.com or the SEC's web site at http://www.sec.gov. You may also call 1-800-221-4795 to request a free copy of the proxy voting guidelines.

                   Mellon Institutional Funds Investment Trust
                    The Boston Company Small Cap Value Fund

                     Shareholder Expense Example (Unaudited)
--------------------------------------------------------------------------------

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 1, 2006 to March 31, 2007).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000.00=8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                                Expenses Paid
                          Beginning          Ending            During Period+
                          Account Value      Account Value    October 1, 2006
                         October 1, 2006    March 31, 2007   to March 31, 2007
-------------------------------------------------------------------------------------
Actual                            $1,000.00         $1,122.10            $4.76
Hypothetical (5% return
  per year before expenses)       $1,000.00         $1,020.44            $4.53

--------
+ Expenses are equal to the Fund's annualized expense ratio of 0.90%, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period). The example reflects the combined expenses of the Fund and the master portfolio in which it invests all its assets.

                  Mellon Institutional Funds Investment Trust
                    The Boston Company Small Cap Value Fund

             Portfolio Information as of March 31, 2007 (Unaudited)
--------------------------------------------------------------------------------

The Boston Company Small Cap Value Fund invests all of its investable assets in an interest of The Boston Company Small Cap Value Portfolio (See Note 1 of the Fund's Notes to Financial Statements). The Portfolio is actively managed. Current holdings may be different than those presented below.

                                                       Percentage of
Top Ten Holdings*            Sector                     Investments
--------------------------------------------------------------------
Ralcorp Holdings, Inc.       Consumer Staples               1.6%
Longs Drug Stores Corp.      Consumer Staples               1.4
Shaw Group, Inc.             Industrials                    1.1
BJ'S Wholesale Club, Inc.    Consumer Staples               1.1
Clean Harbors, Inc.          Industrials                    1.0
Regis Corp.                  Consumer Discretionary         1.0
Metal Management, Inc.       Materials                      0.9
School Specialty, Inc.       Industrials                    0.9
CARBO Ceramics, Inc.         Energy                         0.9
FEI Co.                      Information Technology         0.9
                                                            ----
                                                           10.8%

*    Excludes short-term securities and cash collateral investments.

                                                       Percentage of
Economic Sector Allocation                               Net Assets
--------------------------------------------------------------------
Consumer Discretionary                                     16.1%
Consumer Staples                                            7.2
Energy                                                      4.9
Financials                                                 20.6
Health Care                                                 8.1
Industrials                                                15.3
Information Technology                                     16.8
Materials                                                   4.5
Telecommunications Services                                 0.7
Utilities                                                   1.7
Short-term and other Assets                                 4.1
                                                          -----
                                                          100.0%

                   Mellon Institutional Funds Investment Trust
                    The Boston Company Small Cap Value Fund

                      Statement of Assets and Liabilities
                           March 31, 2007 (Unaudited)
--------------------------------------------------------------------------------

Assets

  Investment in The Boston Company Small Cap Value
    Portfolio ("Portfolio"), at value (Note 1A)                                 $781,099,891
  Receivable for Fund shares sold                                                  3,581,498
  Receivable from advisor (Note 2)                                                    27,495
  Receivable for class action settlement due
    from advisor                                                                      14,482
  Prepaid expenses                                                                    29,437
                                                                                ------------
    Total assets                                                                 784,752,803
                                                                                ------------

Liabilities
  Payable for Fund shares redeemed                          $ 187,919
  Accrued administrator services fee (Note 2)                  84,139
  Accrued professional fees                                    17,772
  Accrued transfer agent fees (Note 2)                         10,023
  Accrued registration fee                                      2,245
  Accrued trustees' fees (Note 2)                                 498
  Accrued chief compliance officer fee (Note 2)                   420
  Accrued shareholder reporting fees (Note 2)                     200
                                                            ---------
    Total liabilities                                                                303,216
                                                                                ------------
Net Assets                                                                      $784,449,587
                                                                                ============

Net Assets consist of:
  Paid-in capital                                                               $685,725,684
  Accumulated net realized gain                                                   27,248,424
  Undistributed net investment income                                              2,097,873
  Net unrealized appreciation                                                     69,377,606
                                                                                ------------
Total Net Assets                                                                $784,449,587
                                                                                ============
Shares of beneficial interest outstanding                                         30,709,880
                                                                                ============
Net Asset Value, offering and redemption price per share
  (Net Assets/Shares outstanding)                                               $      25.54
                                                                                ============

The accompanying notes are an integral part of the financial statements.

                   Mellon Institutional Funds Investment Trust
                    The Boston Company Small Cap Value Fund

                            Statement of Operations
              For the Six Months Ended March 31, 2007 (Unaudited)
--------------------------------------------------------------------------------

Investment Income (Note 1B)
  Dividend income allocated from Portfolio                                                  $ 5,267,976
  Interest and securities lending income allocated from
    Portfolio                                                                                    84,254
  Expenses allocated from Portfolio                                                          (2,758,526)
                                                                                            -----------
    Net investment income allocated from Portfolio                                            2,593,704

Expenses
  Administrative service fees (Note 2)                               $    99,657
  Registration fees                                                       46,161
  Professional fees                                                       20,529
  Transfer agent fees (Note 2)                                            18,109
  Insurance expense                                                          872
  Trustees' fees (Note 2)                                                    497
  Miscellaneous expenses                                                  26,591
                                                                     -----------
    Total expenses                                                                              212,416
                                                                                            -----------
      Net investment income                                                                   2,381,288
                                                                                            -----------

Realized and Unrealized Gain (Loss)
  Net realized gain (loss) allocated from Portfolio on:
    Investments and financial futures transactions                                           32,923,197
  Change in unrealized appreciation (depreciation) allocated from Portfolio on:
    Investments and financial futures transactions                                           36,023,787
                                                                                            -----------
  Net realized and unrealized gain (loss)                                                    68,946,984
                                                                                            -----------
Net Increase in Net Assets from Operations                                                  $71,328,272
                                                                                            ===========

The accompanying notes are an integral part of the financial statements.

                   Mellon Institutional Funds Investment Trust
                    The Boston Company Small Cap Value Fund

                      Statements of Changes in Net Assets
--------------------------------------------------------------------------------

                                                                             For the
                                                                         Six Months Ended         For the
                                                                          March 31, 2007        Year Ended
                                                                            (Unaudited)      September 30, 2006
Increase (Decrease) in Net Assets:
From Operations
  Net investment income                                                   $  2,381,288         $  1,320,137
  Net realized gain (loss)                                                  32,923,197           18,994,109
  Change in net unrealized appreciation (depreciation)                      36,023,787           14,188,217
                                                                          ------------         ------------
  Net increase (decrease) in net assets from investment operations          71,328,272           34,502,463
                                                                          ------------         ------------

Distributions to Shareholders (Note 1C)
  From net investment income                                                (1,104,131)            (446,329)
  From net realized gains on investments                                   (25,544,571)         (13,455,548)
                                                                          ------------         ------------
  Total distributions to shareholders                                      (26,648,702)         (13,901,877)
                                                                          ------------         ------------

Fund Share Transactions (Note 4)
  Net proceeds                                                             252,646,150          374,463,760
  Value of shares issued in reinvestment of distributions                   20,131,986           10,108,779
  Cost of shares redeemed                                                  (72,568,529)         (55,259,897)
                                                                          ------------         ------------
  Net increase (decrease) in net assets from Fund share transactions       200,209,607          329,312,642
                                                                          ------------         ------------

Total Increase (Decrease) in Net Assets                                    244,889,177          349,913,228

Net Assets
  At beginning of period                                                   539,560,410          189,647,182
                                                                          ------------         ------------
  At end of period (including undistributed net
    investment income of $2,097,873 and $820,716, respectively)           $784,449,587         $539,560,410
                                                                          ============         ============

The accompanying notes are an integral part of the financial statements.

                   Mellon Institutional Funds Investment Trust
                    The Boston Company Small Cap Value Fund

                              Financial Highlights
--------------------------------------------------------------------------------

                                                              For the
                                                          Six Months Ended              Year Ended September 30,
                                                           March 31, 2007  -----------------------------------------------------
                                                            (Unaudited)      2006      2005       2004       2003         2002
                                                            -----------      ----      ----       ----       ----         -----
Net Asset Value, Beginning of Period                         $  23.70      $  22.55  $  21.91   $  18.49   $  14.30     $  13.86
                                                             --------      --------  --------   --------   --------     --------
From Investment Operations:
  Net investment income*(a)                                      0.09          0.09      0.02      (0.05)     (0.01)        0.05
  Net realized and unrealized gains (loss) on investments        2.78(b)       2.58      4.29       5.27       4.24         0.75
                                                             --------      --------  --------   --------   --------     --------
Total from operations                                            2.87          2.67      4.31       5.22       4.23         0.80
                                                             --------      --------  --------   --------   --------     --------
Less Distributions to Shareholders:
  From net investment income                                    (0.04)        (0.03)        -          -      (0.02)       (0.04)
  From net realized gains on investments                        (0.99)        (1.49)    (3.67)     (1.80)     (0.02)       (0.32)
                                                             --------      --------  --------   --------   --------     --------
Total distributions to shareholders                             (1.03)        (1.52)    (3.67)     (1.80)     (0.04)       (0.36)
                                                             --------      --------  --------   --------   --------     --------
Net Asset Value, End of Period                               $  25.54      $  23.70  $  22.55   $  21.91   $  18.49     $  14.30
                                                             ========      ========  ========   ========   ========     ========
Total Return                                                    12.21%(g)     12.42%    21.34%     29.92%     29.64%(c)     5.43%(c)
Ratios/Supplemental data:
  Expenses (to average daily net assets)*(d)                     0.90%(f)      0.94%     1.05%      1.18%      1.15%        1.00%
  Net Investment Income (Loss)
    (to average daily net assets)*                               0.72%(f)      0.40%     0.08%     (0.24)%    (0.05)%       0.32%
  Portfolio Turnover                                              N/A           N/A       N/A        N/A         51%(e)      164%(e)
  Net Assets, End of Period (000's omitted)                  $784,450      $539,560  $189,647   $ 61,182   $ 45,305     $ 35,934

* The investment advisor voluntarily agreed not to impose a portion of its investment advisory fee and/or reimbursed the (loss) Fund for all or a portion of its operating expenses. If this voluntary action had not been taken, the investment income per share and the ratios without waivers and reimbursements would have been:

     Net investment income per share(a)                           N/A           N/A       N/A        N/A   $  (0.03)    $   0.01
     Ratios (to average daily net assets):
       Expenses(d)                                                N/A           N/A       N/A        N/A       1.28%        1.24%
       Net investment income (loss)                               N/A           N/A       N/A        N/A      (0.18)%       0.08%

(a)  Calculated based on average shares outstanding.
(b) Amount includes litigation proceeds received by the fund of less than $0.01 for the six months ended March 31, 2007.
(c)  Total return would have been lower in the absence of expense waivers.
(d)  Includes the Fund's share of the Portfolio's allocated expenses.
(e) Portfolio turnover represents activity while the Fund was investing directly in securities until January 27, 2003. The portfolio turnover ratio for the period since the Fund transferred substantially all of its investable assets to the Portfolio is shown in the Portfolio's financial statements which are included elsewhere in this report.
(f)  Annualized.
(g)  Not annualized.

The accompanying notes are an integral part of the financial statements.

                   Mellon Institutional Funds Investment Trust
                    The Boston Company Small Cap Value Fund

                   Notes to Financial Statements (Unaudited)
--------------------------------------------------------------------------------

(1)  Organization and Significant Accounting Policies:

     Mellon Institutional Funds Investment Trust (the "Trust") is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end, management investment company. The Boston Company Small Cap Value Fund (the "Fund") is a separate diversified investment series of the Trust.

     The Fund invests all of its investable assets in an interest of The Boston Company Small Cap Value Portfolio (the "Portfolio"), a subtrust of Mellon Institutional Funds Master Portfolio (the "Portfolio Trust"), which is organized as a New York trust, and has the same investment objective as the Fund. The Portfolio seeks to achieve its objective by investing, under normal circumstances, at least 80% of net assets in equity securities of small cap U.S. companies. The value of the Fund's investment in the Portfolio reflects the Fund's proportionate interest in the net assets of the Portfolio. As of March 31, 2007, the Fund owned 91% of the Portfolio's net assets. The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio are included elsewhere in this report and should be read in conjunction with the Fund's financial statements.

     The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

     A.   Investment security valuations

     Fund shares are valued as of the close of regular trading (normally 4:00 p.m., Eastern Time) on each day that the New York Stock Exchange ("NYSE") is open. The Fund records its investments in the Portfolio at value. The Portfolio values its securities at value as discussed in Note 1A of the Portfolio's Notes to Financial Statements, which are included elsewhere in this report.

     B.   Securities transactions and income

     The Fund's investment in the Portfolio is recorded on settlement date. The Portfolio's securities transactions are recorded as of the trade date as discussed in Note 1B of the Portfolio's Notes to Financial Statements, which are included elsewhere in this report. Currently, the Fund's net investment income consists of the Fund's pro rata share of the net investment income of the Portfolio, less all expenses of the Fund determined in accordance with accounting principles generally accepted in the United States of America. All realized and unrealized gains and losses of the Fund represent pro rata shares of gains and losses of the Portfolio.

     C.   Distributions to shareholders

     Distributions to shareholders are recorded on the ex-dividend date. The Fund's distributions from capital gains, if any, after reduction of capital losses are declared and distributed at least annually. In determining the amounts of its dividends, the Fund will take into account its share of the income, gains or losses, expenses, and any other tax items of the Portfolio. Dividends from net investment income and distributions from capital gains, if any, are reinvested in additional shares of the Fund unless a shareholder elects to receive them in cash.

     Income and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences, which may result in reclassifications, are primarily due to differing treatments for losses deferred due to wash sales and unrealized gains or losses on futures contracts.

     Permanent book and tax basis differences relating to shareholder distributions result in reclassifications among undistributed net investment income(loss), accumulated net realized gain (loss) and paid in capital. Undistributed net investment income (loss) and accumulated net realized gain (loss) on investments may include temporary book and tax basis differences which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.

     D.   Expenses

     The majority of expenses of the Trust or Portfolio Trust are directly identifiable to an individual fund or portfolio. Expenses which are not readily identifiable to a specific fund or portfolio are allocated among funds of the Trust and/or portfolios of the Portfolio Trust taking into consideration, among other things, the nature and type of expense and the relative size of the funds or portfolios.

                   Mellon Institutional Funds Investment Trust
                    The Boston Company Small Cap Value Fund

                   Notes to Financial Statements (Unaudited)
--------------------------------------------------------------------------------

     E.   Commitments and contingencies

     In the normal course of business, the Fund may enter into contracts and agreements that contain a variety of representations and warranties, which provide general indemnifications. The maximum exposure to the Fund under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risks of loss to be remote.

     F.   New Accounting Requirements

     In July 2006, the Financial Accounting Standards Board ("FASB") issued Interpretation No. 48 ("FIN 48"), "Accounting for Uncertainty in Income Taxes - an Interpretation of FASB Statement No. 109" (the "Interpretation"). The Interpretation establishes for all entities, including pass-through entities such as the Portfolio, a minimum threshold for financial statement recognition of the benefit of positions taken in filing tax returns (including whether an entity is taxable in a particular jurisdiction), and requires certain expanded tax disclosures. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. At this time, management is evaluating the implications of FIN 48 and its impact, if any, in the financial statements has not yet been determined.

     In addition, on September 20, 2006, FASB released Statement of Financial Accounting Standards No. 157 "Fair Value Measurements" ("FAS 157"). FAS 157 establishes an authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair-value measurements. The application of FAS 157 is required for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. At this time, management is evaluating the implications of FAS 157 and its impact, if any, in the financial statements has not yet been determined.

(2)  Investment Advisory Fee and Other Transactions With Affiliates:

     The Fund does not directly pay any investment advisory fees, but indirectly bears its pro rata share of the compensation paid by the Portfolio to The Boston Company Asset Management, LLC ("TBCAM"), a wholly-owned subsidiary of Mellon Financial Corporation, for such services. See Note 2 of the Portfolio's Notes to Financial Statements which are included elsewhere in this report.

     On December 4, 2006, Mellon Financial Corporation ("MFC") and The Bank of New York Company, Inc. ("BNY") announced that they had entered into a definitive agreement to merge. The new company will be called The Bank of New York Mellon Corporation. As part of this transaction, TBCAM would become an indirect wholly-owned subsidiary of The Bank of New York Mellon Corporation. The transaction is subject to certain regulatory approvals and the approval of BNY's and MFC's shareholders, as well as other customary conditions to closing. Subject to such approvals and the satisfaction of the other conditions, MFC and BNY expect the transaction to be completed in the third quarter of 2007.

     The Trust entered into an agreement with Dreyfus Transfer, Inc., a wholly-owned subsidiary of The Dreyfus Corporation, a wholly-owned subsidiary of Mellon Financial Corporation and an affiliate of TBCAM, to provide personnel and facilities to perform transfer agency and certain shareholder services for the Fund. For these services, the Fund pays Dreyfus Transfer, Inc. a fixed fee plus per account and transaction based fees, as well as out-of-pocket expenses. Pursuant to this agreement, the Fund was charged $18,109 for the six months ended March 31, 2007.

     The Trust reimburses Mellon Asset Management for a portion of the salary of the Trust's Chief Compliance Officer. For the six months ended March 31, 2007, the Fund was charged $2,121, which is included in miscellaneous expenses in the statement of operations. No other director, officer or employee of TBCAM or its affiliates receives any compensation from the Trust or the Portfolio Trust for serving as an officer or Trustee of the Trust. The Fund pays each Trustee who is not a director, officer or employee of TBCAM or its affiliates an annual fee.

     The Trust has contracted Mellon Investor Services LLC, a wholly owned subsidiary of Mellon Financial Corporation and an affiliate of TBCAM, to provide printing and fulfillment services for the Fund. Pursuant to this agreement, the Fund was charged $200, which is included in miscellaneous expenses in the statement of operations, for the six months ended March 31, 2007.

     The Fund pays administrative service fees. These fees are paid to affiliated or unaffiliated retirement plans, omnibus accounts and platform administrators and other entities ("Plan Administrators") that provide record keeping and/or other administrative support services to accounts, retirement plans and their participants. As compensation for such services, the Fund may pay each Plan Administrator an administrative service fee in an amount of up to 0.15% (on an annualized basis) of the Fund's average daily net assets attributable to Fund shares that are held in accounts serviced by such Plan Administrator. The Fund's adviser or its affiliates may pay additional compensation from their own resources to Plan Administrators and other entities for administrative services, as well as in consideration of marketing or other distribution-related services. These payments may provide an incentive for these entities to actively promote the Fund or cooperate with the distributor's promotional efforts. For the six months ended March 31, 2007, the Fund was charged $50,143 for fees payable to Mellon Private Wealth Management.

                   Mellon Institutional Funds Investment Trust
                    The Boston Company Small Cap Value Fund

                   Notes to Financial Statements (Unaudited)
--------------------------------------------------------------------------------

(3)  Investment Transactions:

     Increases and decreases in the Fund's investment in the Portfolio for the six months ended March 31, 2007 aggregated $271,003,432 and $99,359,247, respectively. The Fund receives a proportionate share of the Portfolio's income, expense and realized and unrealized gains and losses based on applicable tax allocation rules. Book/tax differences arise when changes in proportionate interest for funds investing in the Portfolio occur.

(4)  Shares of Beneficial Interest:

     The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest having a par value of one cent per share. Transactions in Fund shares were as follows:

                                          For the               For the
                                      Six Months Ended        Year Ended
                                       March 31, 2007     September 30, 2006
                                       --------------     ------------------
Shares sold                              10,044,518           16,310,078
Shares issued to shareholders
  in reinvestment of distributions          806,247              464,397
Shares redeemed                          (2,908,946)          (2,415,192)
                                         ----------           ----------
Net increase (decrease)                   7,941,819           14,359,283
                                         ==========           ==========

     At March 31, 2007, one shareholder of record held, in the aggregate, approximately 20% of the total outstanding shares of the Fund. Investment activities of this shareholder could have a material impact on the Fund.

     The Fund imposes a redemption fee of 2% of the net asset value of the shares, with certain exceptions, which are redeemed or exchanged less than 30 days from the day of their purchase. The redemption fee is paid directly to the Fund, and is designed to offset brokerage commissions, market impact, and other costs associated with short-term trading in the Fund. The fee does not apply to shares that are acquired through reinvestment of distributions. For the six months ended March 31, 2007, the Fund received $15,795 in redemption fees and is reflected in the cost of shares redeemed.

(5)  Federal Taxes:

     Each year, the Fund intends to qualify as a "regulated investment company" under Subchapter M of the Code. As such and by complying with the applicable provisions of the Code regarding the sources of its income, the timely distributions of its income to its shareholders, and the diversification of its assets, the Fund will not be subject to U.S. federal income tax on its investment company taxable income and net capital gain which are distributed to shareholders.

     See the corresponding master portfolio for tax basis unrealized appreciation (depreciation) information.

                   Mellon Institutional Funds Master Portfolio
                  The Boston Company Small Cap Value Portfolio

              Schedule of Investments--March 31, 2007 (Unaudited)
--------------------------------------------------------------------------------

                                                                  Value
Security                                         Shares         (Note 1A)
---------------------------------------------------------------------------
UNAFFILIATED INVESTMENTS--115.7%
EQUITIES--95.9%
Consumer Discretionary--16.1%
Aeropostale, Inc. (a)(b)                         136,920      $   5,508,292
Big 5 Sporting Goods Corp. (b)                   308,124          7,986,574
CEC Entertainment, Inc. (a)(b)                    87,960          3,653,858
Charming Shoppes, Inc. (a)(b)                    432,290          5,598,156
Courier Corp.                                     91,310          3,567,482
Cox Radio, Inc., Class A Shares (a)(b)           376,720          5,142,228
Drew Industries, Inc. (b)                        128,190          3,676,489
Entercom Communications Corp. (b)                193,770          5,460,439
Entravision Communications Corp.                 286,100          2,672,174
Ethan Allen Interiors, Inc.                       97,600          3,449,174
Finish Line (b)                                  309,130          3,895,038
Furniture Brands International, Inc. (b)         313,140          4,941,349
Gentex Corp. (b)                                 373,750          6,073,438
Hot Topic, Inc. (a)(b)                           259,980          2,885,778
Jos A Bank Clothiers, Inc. (a)(b)                201,520          7,123,732
Kenneth Cole Productions, Class A Shares (b)     213,030          5,468,480
Keystone Automotive Industries, Inc. (a)         136,920          4,614,204
Lin TV Corp. (a)(b)                              148,460          2,360,514
Media General, Inc., Class A                     105,040          4,008,326
Meredith Corp.                                    72,200          4,143,558
Morton's Restaurant Group, Inc. (a)              225,245          4,007,109
New York & Company , Inc. (a)                    470,997          7,437,043
Red Lion Hotels Corp. (a)                        112,270          1,396,639
Regis Corp. (b)                                  248,560         10,034,367
Ryland Group, Inc. (b)                           140,360          5,921,788
Scholastic Corp.                                  68,800          2,139,680
Tenneco, Inc. (a)                                256,973          6,542,533
The Timberland Co. (b)                           191,480          4,984,224
Zale Corp. (a)(b)                                122,140          3,222,053
                                                              -------------
                                                                137,914,719
                                                              -------------

Consumer Staples--7.2%
BJ'S Wholesale Club, Inc. (a)(b)                 320,730         10,850,296
Casey's General Stores, Inc. (b)                 342,650          8,569,677
J & J Snack Food Corp.                            25,713          1,015,406
Lance, Inc. (b)                                  186,090          3,766,462
Longs Drug Stores Corp.                          273,180         14,107,015
Ralcorp Holdings, Inc. (b)                       249,060         16,014,558
Sanderson Farms, Inc. (b)                        206,700          7,660,302
                                                              -------------
                                                                 61,983,716
                                                              -------------

The accompanying notes are an integral part of the financial statements.

                   Mellon Institutional Funds Master Portfolio
                  The Boston Company Small Cap Value Portfolio

              Schedule of Investments--March 31, 2007 (Unaudited)
--------------------------------------------------------------------------------

                                                                  Value
Security                                         Shares         (Note 1A)
---------------------------------------------------------------------------
Energy--4.9%
CARBO Ceramics, Inc. (b)                         200,750       $  9,344,913
Dril-Quip, Inc. (a)                              105,713          4,575,259
Oil States International, Inc. (a)(b)            187,390          6,013,345
Penn Virginia Corp.                               48,400          3,552,560
Superior Well Services, Inc. (a)(b)              146,510          3,347,754
Tetra Technologies (a)                           165,410          4,087,281
Unit Corp. (a)                                   107,360          5,431,342
Universal Compression Holdings, Inc. (a)(b)       90,230          6,106,766
                                                               ------------
                                                                 42,459,220
                                                               ------------
Financial--20.6%
Alabama National Bancorp/Del (b)                  62,040          4,393,052
American Financial Realty Trust REIT (b)         702,740          7,083,619
Anthracite Capital, Inc. REIT                    416,210          4,994,520
Anworth Mortgage Asset Corp.                     193,940          1,894,794
Aspen Insurance Holdings Ltd.                    244,190          6,400,220
Assured Guaranty Ltd.                            289,880          7,919,522
BankAtlantic Bancorp, Inc.                       554,110          6,073,046
CBRE Realty Finance, Inc. REIT                   322,500          4,266,675
Citizens Banking Corp. (b)                       174,940          3,876,670
Cowen Group, Inc. (a)                            108,963          1,813,144
Crystal River Capital, Inc. REIT (b)             130,900          3,513,356
Education Realty Trust, Inc. REIT (b)            370,156          5,470,906
Financial Federal Corp. (b)                      290,250          7,639,380
First Indiana Corp. (b)                          102,830          2,246,836
First Potomac Realty Trust REIT (b)              145,290          4,150,935
Firstmerit Corp. (b)                             233,610          4,931,507
Flushing Financial Corp. (b)                     161,940          2,628,286
Horace Mann Educators Corp.                      196,130          4,030,472
Innkeepers USA Trust REIT                        302,180          4,919,490
Knight Capital Group, Inc. (b)                   328,340          5,200,906
Lasalle Hotel Properties REIT                    118,390          5,488,560
Lexington Realty Trust REIT (b)                  225,430          4,763,336
Mission West Properties REIT                     247,600          3,580,296
Old National Bancorp                              94,900          1,725,282
Pacific Capital Bancorp (b)                      121,370          3,898,404
Piper Jaffray Companies, Inc. (a)                138,950          8,606,563
Provident Bankshares Corp.                        94,380          3,101,327
Provident Financial Services, Inc.               134,480          2,346,676
Redwood Trust, Inc. REIT (b)                     125,650          6,556,417
Security Capital Assurance Ltd.                  153,810          4,342,056
South Financial Group, Inc.                      231,160          5,714,275
Sterling Bancshares, Inc.                        320,560          3,583,861

The accompanying notes are an integral part of the financial statements.

                   Mellon Institutional Funds Master Portfolio
                  The Boston Company Small Cap Value Portfolio

              Schedule of Investments--March 31, 2007 (Unaudited)
--------------------------------------------------------------------------------

                                                                  Value
Security                                         Shares         (Note 1A)
---------------------------------------------------------------------------
Financial (continued)
Sterling Financial Corp. (b)                     113,130       $  3,528,525
Stewart Information Services Corp. (b)            99,907          4,175,114
Strategic Hotels and Resorts, Inc. REIT          189,830          4,341,412
Texas Capital Bancshares, Inc. (a)               207,260          4,248,830
Triad Guaranty, Inc. (a) (b)                     154,230          6,386,664
Washington Federal, Inc.                         262,900          6,167,634
                                                               ------------
                                                                176,002,568
                                                               ------------
Health Care--8.1%
Air Methods Corp. (a) (b)                        155,280          3,729,826
Chemed Corp.                                      94,310          4,617,418
Computer Programs & Systems, Inc. (b)            119,740          3,211,427
K-V Pharmaceutical Co., Class A (a)(b)           145,914          3,608,453
Lifepoint Hospitals, Inc. (a)                    147,820          5,649,680
Magellan Health Services, Inc. (a)(b)            152,250          6,394,500
Medical Action Industries, Inc. (a)(b)           160,855          3,844,435
Option Care, Inc. (b)                            622,450          8,278,585
Pediatrix Medical Group, Inc. (a)                147,310          8,405,509
Phase Forward, Inc. (a) (b)                      334,590          4,393,167
Providence Service Corp. (a)(b)                  256,300          6,079,436
RehabCare Group, Inc. (a)(b)                     341,480          5,419,288
Res-Care, Inc. (a)                               329,444          5,765,270
                                                               ------------
                                                                 69,396,994
                                                               ------------
Industrials--15.3%
American Ecology Corp. (b)                        85,670          3,566,721
Bowne & Co., Inc. (b)                            398,060          6,261,484
Casella Waste Systems, Inc. (a)                  393,960          3,845,050
Central Parking Corp. (b)                        259,703          5,760,213
Clean Harbors, Inc. (a)(b)                       238,540         10,786,779
Comfort Systems USA, Inc.                        127,880          1,529,445
Corrections Corp. of America (a)(b)               76,510          4,040,493
Curtiss-Wright Corp.                             115,290          4,443,277
Electro Rent Corp.                                98,860          1,423,584
Esterline Technologies Corp. (a)(b)              195,991          8,049,350
Flanders Corp.                                   333,540          2,418,165
II-VI, Inc. (a)                                  150,400          5,091,040
Infrasource Services, Inc. (a)(b)                242,460          7,397,455
Insituform Technologies, Inc. (a)(b)             172,421          3,584,633
Laidlaw International, Inc.                      124,500          4,307,700
LECG Corp. (a)(b)                                421,280          6,100,134
McGrath Rentcorp                                 188,070          5,956,177
Moog, Inc., Class A                               54,740          2,279,921
School Specialty, Inc. (a)(b)                    262,610          9,482,847
Shaw Group, Inc. (a)(b)                          353,320         11,048,316
The Brink's Co.                                   64,250          4,076,663

The accompanying notes are an integral part of the financial statements.

                   Mellon Institutional Funds Master Portfolio
                  The Boston Company Small Cap Value Portfolio

              Schedule of Investments--March 31, 2007 (Unaudited)
--------------------------------------------------------------------------------

                                                                  Value
Security                                         Shares         (Note 1A)
---------------------------------------------------------------------------
Industrials (continued)
Toro Co. (b)                                     165,030       $  8,456,137
United Stationers, Inc.                           93,260          5,588,139
Waste Connections, Inc. (a)(b)                   204,529          6,123,598
                                                               ------------
                                                                131,617,321
                                                               ------------
Information Technology--16.8%
Actel Corp. (a)                                  316,820          5,233,866
Avid Technology, Inc. (a)(b)                     140,010          4,883,549
Brocade Communications Systems, Inc. (a)         453,800          4,320,176
Cirrus Logic, Inc. (a)                           537,240          4,115,258
Comtech Telecommunications Corp. (a)(b)          196,120          7,595,728
CSG Systems International , Inc. (a)(b)          304,480          7,618,090
DSP Group, Inc. (a)                               95,508          1,814,652
Electronics for Imaging, Inc. (a)(b)             304,950          7,151,078
Emulex Corp. (a)                                 375,450          6,866,981
Epicor Software Corp. (a)(b)                     369,540          5,140,301
EPIQ Systems, Inc. (a)(b)                        192,480          3,922,742
FEI Co. (a)(b)                                   256,210          9,238,933
Foundry Networks, Inc. (a)(b)                    500,630          6,793,549
Lionbridge Technologies, Inc. (a)                528,450          2,689,811
Mercury Computer Systems, Inc                    113,729          1,577,421
Micrel, Inc. (a)(b)                              298,430          3,288,699
Microsemi Corp. (b)                              236,430          4,920,108
MKS Instruments, Inc. (a)(b)                     176,677          4,508,797
MTS Systems Corp.                                125,770          4,884,907
Net Gear, Inc. (a)(b)                            240,310          6,856,044
NIC, Inc.                                        613,110          3,286,270
Perot Systems Corp., Class A (a)                 476,710          8,518,808
Powerwave Technologies, Inc. (a)                 650,612          3,701,982
Rudolph Technologies, Inc. (a)(b)                253,670          4,424,005
Semtech Corp.                                    310,800          4,189,584
SI International, Inc. (a)                       125,260          3,596,215
Sybase, Inc. (a)                                 256,110          6,474,461
Symmetricom, Inc. (a)                             63,406            526,270
Tekelec (a)(b)                                   403,050          6,009,476
                                                               ------------
                                                                144,147,761
                                                               ------------
Materials--4.5%
AMCOL International Corp. (b)                    133,510          3,958,572
Compass Minerals International, Inc. (b)         141,100          4,712,740
Glatfelter (b)                                   267,770          3,992,451
Metal Management, Inc.                           208,360          9,626,232
Neenah Paper, Inc.                               140,790          5,594,995
RTI International Metals Inc. (a)(b)              75,390          6,861,244
Wausau Paper Corp. (b)                           258,420          3,710,911
                                                               ------------
                                                                 38,457,145
                                                               ------------

The accompanying notes are an integral part of the financial statements.

                   Mellon Institutional Funds Master Portfolio
                  The Boston Company Small Cap Value Portfolio

              Schedule of Investments--March 31, 2007 (Unaudited)
--------------------------------------------------------------------------------

                                                                                                                          Value
Security                                                                                                    Shares      (Note 1A)
------------------------------------------------------------------------------------------------------------------------------------
Telecommunication Services--0.7%
Cincinnati Bell, Inc. (a)(b)                                                                             1,232,620    $   5,793,314
                                                                                                                      -------------
Utilities--1.7%
El Paso Electric Co. (a)(b)                                                                                231,290        6,094,492
PNM Resources, Inc.                                                                                        257,430        8,314,989
                                                                                                                      -------------
                                                                                                                         14,409,481
                                                                                                                      -------------
Total Equities (Cost $746,983,917)                                                                                      822,182,239
                                                                                                                      -------------
SHORT-TERM INVESTMENTS--0.2%                                                   Rate     Maturity        Par Value
                                                                               ----     --------        ---------
U.S. Government--0.2%
U.S. Treasury Bill (c)(d)(Cost $1,484,719)                                     4.89%    6/14/2007        1,500,000        1,485,126
                                                                                                                      -------------
INVESTMENT OF CASH COLLATERAL--19.6%                                                                        Shares
                                                                                                            ------
BlackRock Cash Strategies L.L.C. (Cost $168,009,702)                                                   168,009,702      168,009,702
                                                                                                                      -------------
TOTAL UNAFFILIATED INVESTMENTS (Cost $916,478,338)                                                                      991,677,067
                                                                                                                      -------------
AFFILIATED INVESTMENTS--4.1%
Dreyfus Institutional Preferred Plus Money Market Fund (e)(Cost $35,757,552)                            35,757,552       35,757,552
                                                                                                                      -------------
TOTAL INVESTMENTS--119.8% (Cost $952,235,890)                                                                         1,027,434,619
                                                                                                                      -------------
LIABILITIES IN EXCESS OF OTHER ASSETS--(19.8)%                                                                         (169,566,111)
                                                                                                                      -------------
NET ASSETS--100%                                                                                                      $ 857,868,508
                                                                                                                      =============

Notes to Schedule of Investments:

REIT--Real Estate Investment Trust

(a)  Non-income producing security.
(b)  Security, or a portion of thereof, was on loan at March 31, 2007.
(c)  Rate noted is yield to maturity.
(d) Denotes all or part of security pledged as collateral for outstanding futures contracts.
(e)  Affiliated institutional money market fund.

At March 31, 2007, the Portfolio held the following futures contracts:

                                                                                       Underlying Face     Unrealized
Contract                                               Position    Expiration Date     Amount at Value    Appreciation
----------------------------------------------------------------------------------------------------------------------
Russell 2000 Index (69 Contracts)                      Long        6/14/2007           $26,887,050        $ 988,705
                                                                                                          =========

The accompanying notes are an integral part of the financial statements.

                   Mellon Institutional Funds Master Portfolio
                  The Boston Company Small Cap Value Portfolio

                      Statement of Assets and Liabilities
                           March 31, 2007 (Unaudited)
--------------------------------------------------------------------------------

Assets
  Investments in securities (Note 1A) (including securities on loan, valued at $162,111,298 (Note 6))
    Unaffiliated issuers, at value (cost $916,478,338)                                           $  991,677,067
    Affiliated issuers, at value (Note 1F) (cost $35,757,552)                                        35,757,552
  Cash                                                                                                    2,969
  Receivable for investments sold                                                                     4,995,195
  Interest and dividends receivable                                                                   1,133,579
  Receivable for variation margin on open future contracts (Note 5)                                     127,650
  Prepaid expenses                                                                                       15,163
                                                                                                 --------------
    Total assets                                                                                 $1,033,709,175
Liabilities
  Collateral for securities on loan (Note 6)                                    $168,009,702
  Payable for investments purchased                                                7,775,514
  Accrued accounting, administration and custody fees (Note 2)                        30,826
  Accrued professional fees                                                           15,363
  Accrued trustees' fees and expenses (Note 2)                                         6,900
  Other accrued expenses and liabilities                                               2,362
                                                                                ------------
    Total liabilities                                                                               175,840,667
                                                                                                 --------------
Net Assets (applicable to investors' beneficial interest)                                        $  857,868,508
                                                                                                 ==============

The accompanying notes are an integral part of the financial statements.

                   Mellon Institutional Funds Master Portfolio
                  The Boston Company Small Cap Value Portfolio

                             Statement of Operations
              For the Six Months Ended March 31, 2007 (Unaudited)
--------------------------------------------------------------------------------

Investment Income (Note 1B)
  Dividend income                                                                                $  4,916,564
  Dividend income from affiliated Investments (Note 1F)                                               945,095
  Securitiy lending income (Note 6)                                                                    71,016
  Interest income                                                                                      22,704
                                                                                                 ------------
    Total investment Income                                                                         5,955,379
Expenses
  Investment advisory fee (Note 2)                                              $ 2,938,404
  Accounting, administration and custody fees (Note 2)                               92,264
  Trustees' fees and expenses (Note 2)                                               16,954
  Professional fees                                                                  15,527
  Insurance expense                                                                   6,907
  Miscellaneous expenses                                                              3,966
                                                                                -----------
    Total expenses                                                                                  3,074,022
                                                                                                 ------------
      Net investment income                                                                         2,881,357
                                                                                                 ------------
Realized and Unrealized Gain (Loss)
  Net realized gain (loss) on:
    Investments                                                                  36,390,764
    Financial future transactions                                                   238,039
                                                                                -----------
      Net realized gain (loss)                                                                     36,628,803
  Change in unrealized appreciation (depreciation) on:
    Investments                                                                  39,696,895
    Financial futures contracts                                                     867,318
                                                                                -----------
      Change in net unrealized appreciation (depreciation)                                         40,564,213
                                                                                                 ------------
      Net realized and unrealized gain (loss)                                                      77,193,016
                                                                                                 ------------
Net Increase in Net Assets from Operations                                                       $ 80,074,373
                                                                                                 ============

The accompanying notes are an integral part of the financial statements.

                   Mellon Institutional Funds Master Portfolio
                  The Boston Company Small Cap Value Portfolio

                      Statements of Changes in Net Assets
--------------------------------------------------------------------------------

                                                                         For the
                                                                     Six Months Ended         For the
                                                                      March 31, 2007         Year Ended
                                                                       (Unaudited)       September 30, 2006
                                                                     ----------------    ------------------
Increase (Decrease) in Net Assets
From Operations
  Net investment income                                                 $  2,881,357        $  1,809,038
  Net realized gain (loss)                                                36,628,803          21,441,536
  Change in net unrealized appreciation (depreciation)                    40,564,213          15,802,007
                                                                        ------------        ------------
  Net increase (decrease) in net assets from operations                   80,074,373          39,052,581
                                                                        ------------        ------------
Capital Transactions
  Contributions                                                          281,009,005         427,309,889
  Withdrawals                                                            110,927,886)        (78,684,651)
                                                                        ------------        ------------
  Net increase (decrease) in net assets from capital transactions        170,081,119         348,625,238
                                                                        ------------        ------------
Total Increase (Decrease) in Net Assets                                  250,155,492         387,677,819
Net Assets
  At beginning of period                                                 607,713,016         220,035,197
                                                                        ------------        ------------
  At end of period                                                      $857,868,508        $607,713,016
                                                                        ============        ============

The accompanying notes are an integral part of the financial statements.

                   Mellon Institutional Funds Master Portfolio
                  The Boston Company Small Cap Value Portfolio

                              Financial Highlights
--------------------------------------------------------------------------------

                                                                                                            For the Period
                                                  For the                                                  January 28, 2003
                                             Six Months Ended         Year Ended September 30,              (commencement
                                               March 31 2007     --------------------------------         of operations) to
                                                (Unaudited)        2006         2005       2004          September 30, 2003
                                                -----------        ----         ----       ----          ------------------
Total Return (a)                                    12.27%(c)       12.50%       21.45%     30.07%                29.85%(b)(c)
Ratios/Supplemental Data:
   Expenses (to average daily net assets)*           0.84%(d)        0.86%        0.94%      1.03%                 1.10%(d)
   Net Investment Income (to average
     daily net assets)*                              0.78%(d)        0.48%        0.19%     (0.10%)               (0.07%)(d)
   Portfolio Turnover
                                                       27%(c)          60%          70%       123%                  102%(c)
   Net Assets, End of Year (000's omitted)       $857,869        $607,713     $220,035    $66,312               $45,373

-------
* For the periods indicated, the investment adviser voluntarily agreed not to impose all or a portion of its investment advisory fee and/ or reimbursed the Fund for a portion of its operating expenses. If this voluntary action had not been taken, and the ratios excluding waivers and reimbursement would have been:

     Ratios (to average daily net assets):
       Expenses                                       N/A             N/A          N/A        N/A                  1.10%(d)
       Net investment income                          N/A             N/A          N/A        N/A                 (0.07%)(d)

(a) Total return for the Portfolio has been calculated based on the total return for the invested Fund, assuming all distributions were reinvested, and adjusted for the difference in expenses as set out in the notes to the financial statements.
(b)  Total return would have been lower in the absence of expense waivers.
(c)  Not annualized.
(d)  Calculated on an annualized basis.

The accompanying notes are an integral part of the financial statements.

                   Mellon Institutional Funds Master Portfolio
                  The Boston Company Small Cap Value Portfolio

                   Notes to Financial Statements (Unaudited)
--------------------------------------------------------------------------------

(1)  Organization and Significant Accounting Policies:

     Mellon Institutional Funds Master Portfolio (the "Portfolio Trust") was organized as a master trust fund under the laws of the State of New York on January 18, 1996 and is registered under the Investment Company Act of 1940, as amended, as an open-end, management investment company. The Boston Company Small Cap Value Portfolio (the "Portfolio"), is a separate diversified investment series of the Portfolio Trust.

     The objective of the Portfolio is to achieve long-term growth of capital. The Portfolio seeks to achieve its objective by investing, under normal circumstances, at least 80% of net assets in equity securities of small cap U.S. companies.

     At March 31, 2007, there were two funds, The Boston Company Small Cap Value Fund and Dreyfus Premier Small Cap Equity Fund invested in the Portfolio (the "Feeder Funds"). The value of the Feeder Funds' investment in the Portfolio reflects the Feeder Funds' proportionate interests in the net assets of the Portfolio. At March 31, 2007, The Boston Company Small Cap Value Fund (the "Fund") and the Dreyfus Premier Small Cap Equity Fund held 91% and 9% interests in the Portfolio, respectively.

     The following is a summary of significant accounting policies followed by the Portfolio in the preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

     A.   Investment security valuations

     Securities are valued at the last sale prices on the exchange or national securities market on which they are primarily traded. Securities not listed on an exchange or national securities market, or securities for which there were no reported transactions, are valued at the last calculated mean price (average of last bid and last offer). Securities that are fixed income securities, other than short-term instruments with less than sixty days remaining to maturity, for which market prices are readily available, are valued at their current market value on the basis of quotations, which may be furnished by a pricing service or dealers in such securities. Securities (including illiquid securities) for which quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Trustees. With respect to any portion of the Portfolio's assets that are invested in one or more open open-ended regulated investment companies ("RICs"), the Portfolio's net asset value ("NAV") will be calculated based upon the NAVs of such RICs.

     Exchange traded options and futures are valued at the settlement price determined by the relevant exchange.

     Short-term instruments with less than sixty days remaining to maturity are valued at amortized cost, which approximates market value. If the Portfolio acquires a short-term instrument with more than sixty days remaining to its maturity, it is valued at current market value until the sixtieth day prior to maturity and then is valued at amortized cost based upon the value on such date unless the Trustees determine during such sixty-day period that amortized cost does not represent fair value.

     B.   Securities transactions and income

     Securities transactions are recorded as of the trade date. Interest income is determined on the basis of coupon interest earned, adjusted for accretion of discount or amortization of premium using the yield-to-maturity method on long-term debt securities and short-term securities with greater than sixty days to maturity. Dividend income is recorded on ex-dividend date. Realized gains and losses from securities sold are recorded on the identified cost basis. Dividends representing a return of capital are reflected as a reduction of cost.

     C.   Income taxes

     The Portfolio is treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state income taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes. Since the Portfolio's investor is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the source of income and diversification requirements applicable to regulated investment companies (under the Internal Revenue
     Code) in order for its investors to satisfy them.

                   Mellon Institutional Funds Master Portfolio
                  The Boston Company Small Cap Value Portfolio

                   Notes to Financial Statements (Unaudited)
--------------------------------------------------------------------------------

     D.   Commitments and contingencies

     In the normal course of business, the Portfolio may enter into contracts and agreements that contain a variety of representations and warranties, which provide general indemnifications. The maximum exposure to the Portfolio under these arrangements is unknown, as this would involve future claims that may be made against the Portfolio that have not yet occurred. However, based on experience, the Portfolio expects the risks of loss to be remote.

     E.   Expenses

     The majority of expenses of the Trust or Portfolio Trust are directly identifiable to an individual fund or portfolio. Expenses which are not readily identifiable to a specific fund or portfolio are allocated among funds of the Trust or portfolios of the Portfolio Trust taking into consideration, among other things, the nature and type of expense and the relative size of the funds or portfolios.

     F.   Affiliated issuers

     Affiliated issuers are investment companies advised by The Boston Company Asset Management LLC ("TBCAM"), a wholly-owned subsidiary of Mellon Financial Corporation, or its affiliates.

     G.   New Accounting Requirements

     In July 2006, the Financial Accounting Standards Board ("FASB") issued Interpretation No. 48 ("FIN 48"), "Accounting for Uncertainty in Income Taxes - an Interpretation of FASB Statement No. 109" (the "Interpretation"). The Interpretation establishes for all entities, including pass-through entities such as the Portfolio, a minimum threshold for financial statement recognition of the benefit of positions taken in filing tax returns (including whether an entity is taxable in a particular jurisdiction), and requires certain expanded tax disclosures. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. At this time, management is evaluating the implications of FIN 48 and its impact, if any, in the financial statements has not yet been determined.

     In addition, on September 20, 2006, FASB released Statement of Financial Accounting Standards No. 157 "Fair Value Measurements" ("FAS 157"). FAS 157 establishes an authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair-value measurements. The application of FAS 157 is required for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. At this time, management is evaluating the implications of FAS 157 and its impact, if any, in the financial statements has not yet been determined.

(2)  Investment Advisory and Other Transactions With Affiliates:

     The investment advisory fee paid to TBCAM for overall investment advisory, administrative services, and general office facilities, is paid monthly at the annual rate of 0.80% of the Portfolio's average daily net assets.

     On December 4, 2006, Mellon Financial Corporation ("MFC") and The Bank of New York Company, Inc. ("BNY") announced that they had entered into a definitive agreement to merge. The new company will be called The Bank of New York Mellon Corporation. As part of this transaction, TBCAM would become an indirect wholly-owned subsidiary of The Bank of New York Mellon Corporation. The transaction is subject to certain regulatory approvals and the approval of BNY's and MFC's shareholders, as well as other customary conditions to closing. Subject to such approvals and the satisfaction of the other conditions, MFC and BNY expect the transaction to be completed in the third quarter of 2007.

     The Portfolio Trust entered into an agreement with Mellon Bank, N.A. ("Mellon Bank"), a wholly-owned subsidiary of Mellon Financial Corporation and an affiliate of TBCAM, to provide custody, administration and accounting services for the Portfolio. For these services the Portfolio pays Mellon Bank a fixed fee plus asset and transaction based fees, as well as out-of-pocket expenses. Pursuant to this agreement, the Portfolio was charged $92,264 for the six months ended March 31, 2007.

     The Portfolio Trust also entered into an agreement with Mellon Bank to perform certain securities lending activities and to act as the Portfolio's lending agent. Mellon Bank receives an agreed upon percentage of the net lending revenues. Pursuant to this agreement, Mellon Bank earned $29,891 for the six months ended March 31, 2007. See Note 6 for further details.

                   Mellon Institutional Funds Master Portfolio
                  The Boston Company Small Cap Value Portfolio

                   Notes to Financial Statements (Unaudited)
--------------------------------------------------------------------------------

     The Trust reimburses Mellon Asset Management for a portion of the salary of the Trust's and Portfolio Trust's Chief Compliance Officer. No other director, officer or employee of TBCAM or its affiliates received any compensation from the Trust or the Portfolio Trust for serving as an officer or Trustee of the Trust or Portfolio Trust. The Fund and Portfolio Trust pays each Trustee who is not a director, officer or employee of TBCAM or its affiliates (the "Independent Trustees") an annual fee and the Portfolio Trust pays each Independent Trustee a per meeting fee as well as reimbursement for travel and out of pocket expenses. In addition, the Portfolio Trust pays the legal fees for the counsel to the Independent Trustees.

(3)  Purchases and Sales of Investments:

     Purchases and proceeds from sales of investments, other than short-term obligations, for the six months ended March 31, 2007 were as follows:

                                                    Purchases         Sales
                                                   ------------    -------------
     Non-U.S. Government Securities                $333,503,880    $186,983,348
                                                   ============    =============

(4)  Federal Taxes:

     The cost and unrealized appreciation (depreciation) in value of the investment securities owned at March 31, 2007, as computed on a federal income tax basis, were as follows:

     Cost for federal income tax purposes          $952,235,890
                                                   ============
     Gross unrealized appreciation                   93,631,210
     Gross unrealized depreciation                  (18,432,481)
                                                   ------------
     Net unrealized appreciation (depreciation)    $ 75,198,729
                                                   ============

(5)  Financial Instruments:

     In general, the following instruments are used for hedging purposes as described below. However, these instruments may also be used to seek to enhance potential gain in circumstances where hedging is not involved.

     The Portfolio may trade the following financial instruments with off-balance sheet risk:

     Futures contracts

     The Portfolio may enter into financial futures contracts for the delayed sale or delivery of securities or contracts based on financial indices at a fixed price on a future date. Pursuant to margin requirements the Portfolio deposits either cash or securities in an amount equal to a certain percentage of the contract amount. Subsequent payments, known as variation margin, are made or received by the Portfolio each day, depending on the daily fluctuations in the value of the underlying security, and are recorded for financial statement purposes as unrealized appreciation or depreciation by the Portfolio. There are several risks in connection with the use of futures contracts as a hedging device. The change in value of futures contracts primarily corresponds with the value of their underlying instruments or indices, which may not correlate with changes in the value of hedged investments. Buying futures tends to increase the Portfolio's exposure to the underlying instrument, while selling futures tends to decrease the Portfolio's exposure to the underlying instrument or hedge other investments. In addition, there is the risk that the Portfolio may not be able to enter into a closing transaction because of an illiquid secondary market. Losses may arise if there is an illiquid secondary market or if the counterparty does not perform under the contract's terms. The Portfolio enters into financial futures transactions primarily to seek to manage its exposure to certain markets and to changes in securities prices and foreign currencies. Gains and losses are realized upon the expiration or closing of the futures contracts. Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade.

     At March 31, 2007, the Portfolio held open financial futures contracts. See Schedule of Investments for further details.

                   Mellon Institutional Funds Master Portfolio
                  The Boston Company Small Cap Value Portfolio

                   Notes to Financial Statements (Unaudited)
--------------------------------------------------------------------------------

(6)  Security Lending:

     The Portfolio may lend its securities to financial institutions which the Portfolio deems to be creditworthy. The loans are collateralized at all times with cash or securities with a market value at least equal to the market value of the securities on loan. The market value of securities loaned is determined daily and any additional required collateral is allocated to the Portfolio on the next business day. For the duration of a loan, the Portfolio receives the equivalent of the interest or dividends paid by the issuer on the securities loaned and also receives compensation from the investment of the collateral. As with other extensions of credit, the Portfolio bears the risk of delay in recovery or even loss of rights in its securities on loan should the borrower of the securities fail financially or default on its obligations to the Portfolio. In the event of borrower default, the Portfolio generally has the right to use the collateral to offset losses incurred. The Portfolio may incur a loss in the event it was delayed or prevented from exercising its rights to dispose of the collateral. The Portfolio also bears the risk in the event that the interest and/or dividends received on invested collateral is not sufficient to meet the Fund's obligations due on the loans.

     The Portfolio loaned securities for the six months ended March 31, 2007 and earned interest on the invested collateral of $3,092,005 of which, $3,020,989 was rebated to borrowers or paid in fees. At March 31, 2007, the Portfolio had securities valued at $162,111,298 on loan. See the Schedule of Investments for further detail on the security positions on loan and collateral held.

(7)  Line of Credit:

     The Portfolio, and other subtrusts in the Portfolio Trust and funds in the Trust are parties to a committed line of credit facility, which enables each portfolio/fund to borrow, in the aggregate, up to $35 million. Interest is charged to each participating portfolio/fund based on its borrowings at a rate equal to the Federal Funds effective rate plus 1/2 of 1%. In addition, a facility fee, computed at an annual rate of 0.060 of 1% on the committed amount, is allocated ratably among the participating portfolios/funds at the end of each quarter. The participating portfolios and funds also pay an annual renewal fee, computed at a rate of 0.020 of 1% of the committed amount and allocated ratably to the participating portfolio/fund. For the six months ended March 31, 2007, the expense allocated to the Portfolio was $1,939. The commitment fee and interest expense is aggregated with miscellaneous expenses on the Statement of Operations.

     For the six months ended March 31, 2007, the Portfolio did not borrow from the line of credit.

                   Mellon Institutional Funds Master Portfolio
                  The Boston Company Small Cap Value Portfolio

          Factors Considered by Board of Trustees in Approving Advisory
                              Agreement (Unaudited)
--------------------------------------------------------------------------------

The 1940 Act requires that the Board of Trustees, including a majority of its Trustees who are not affiliated with the fund's investment adviser or underwriter (the "Independent Trustees") voting separately, approve the fund's advisory agreement and the related fees on an annual basis. The Fund is not a party to an investment advisory agreement directly with any investment adviser and does not invest directly in portfolio securities. Instead, the Fund invests all of its investable assets in The Boston Company Small Cap Value Portfolio (the "Portfolio"), which is managed by The Boston Company Asset Management LLC ("TBCAM"). The Fund's Board of Trustees determines annually whether the Fund should continue to invest in the Portfolio. The members of the Fund's Board of Trustees also serve as the Board of Trustees of the Portfolio. In that capacity, they consider annually whether to continue the investment advisory agreement between the Portfolio and TBCAM. In their most recent deliberations concerning their decision to approve the continuation of the investment advisory agreement, the Board of Trustees conducted the review and made the determinations that are described below. In conducting this review and in making such determinations, the Independent Trustees received from the Portfolio's investment adviser, TBCAM ("the Adviser"), a broad range of information in response to a written request prepared on their behalf by their own legal counsel. The Independent Trustees met alone in a private session with their legal counsel on September 28, 2006 to review these materials and to discuss the proposed continuation of the Fund's advisory agreement. Representatives of the Adviser attended a portion of the September meeting to provide an overview of its organization, personnel, resources and strategic plans, and to respond to questions and comments arising from the Independent Trustees' review of the materials and their deliberations. The entire Board then met on October 17, 2006.

The information requested by the Independent Trustees and reviewed by the entire Board included:

(i) Financial and Economic Data: The Adviser's balance sheet and income statements, as well as a profitability analysis of the Adviser, including a separate presentation of the Adviser's profitability relative to that of several publicly traded investment advisers;

(ii) Management Teams and Operations: The Adviser's Form ADV, as well as information concerning the Adviser's executive management, portfolio management, client service personnel and overall organizational structure, insurance coverage, brokerage and soft dollar policies and practices;

(iii) Comparative Performance and Fees: Analyses prepared by Lipper Analytical Services ("Lipper") regarding the Fund's historical performance, management fee and expense ratio compared to other funds, and the Adviser's separate account advisory fee schedules;

(iv) Specific Facts Relating to the Fund: The Adviser's commentary on the Fund's performance (rather than the Portfolio alone), and any material portfolio manager and strategy changes that may have affected the Fund in the prior year, as well as the Fund's "fact sheets" prepared by the Adviser providing salient data about the Fund and Portfolio, including Portfolio's holdings, strategies, recent market conditions and outlook, as well as the Adviser's views concerning the issues of breakpoints in the management fee schedule of the Portfolio and potential economies of scale; and

(v) Other Benefits: The benefits flowing to Mellon Financial Corporation ("Mellon") in the form of revenues received by Mellon affiliates in consideration of custodial, administrative, transfer agency and securities lending services provided by such affiliates to the Funds.

In considering the continuation of the Portfolio's advisory agreement, the Board of Trustees, including the Independent Trustees, did not identify any single factor as all-important or controlling, and individual Trustees did not necessarily attribute the same weight or importance to each factor. The Trustees determined that the terms and conditions of the advisory agreement and the compensation to the Adviser provided therein were fair and reasonable in light of the services performed, expenses incurred and such other matters as the Trustees considered relevant in the exercise of their reasonable judgment. The following summary does not detail all the matters that were considered. Some of the factors that figured prominently in the Trustees' determination are described below.

Nature, Extent and Quality of Services

The Board considered the nature, scope and quality of the overall services provided to the Portfolio by the Adviser. In their deliberations as to the continuation of the advisory agreement, the Trustees were also mindful of the fact that, by choosing to invest in the Fund, the Fund's shareholders have chosen to entrust the Adviser, under the supervision of the Board, to manage the portion of their assets invested in the Fund.

Among the specific factors the Board reviewed were the investment management, administrative, compliance and related services provided by the Adviser. The Board determined that the services provided were of high quality and at least commensurate with industry standards.

The Trustees reviewed the background and experience of the Portfolio's two portfolio managers and also met with senior management of the Adviser to receive an overview of its organization, personnel, resources and strategic plans. Among other things, the Trustees considered the size, education and experience of the Adviser's investment staff, technological infrastructure and overall responsiveness to changes in market conditions.

The Board determined that the Adviser had the expertise and resources to manage the Portfolio effectively.

                   Mellon Institutional Funds Master Portfolio
                  The Boston Company Small Cap Value Portfolio

    Factors Considered by Board of Trustees in Approving Advisory Agreement
                                  (Unaudited)
--------------------------------------------------------------------------------

Investment Performance

The Board considered the investment performance of the Fund (rather than the Portfolio alone) against a peer group of investment companies selected by the Adviser with input from the Trustees. The Board also compared the Fund's investment performance against the average performance of a larger universe of funds regarded by Lipper as having similar investment objectives and considered the Fund's performance rankings against that universe. In addition to the information received by the Board at the September 28, 2006 Board meeting, the Trustees received similar detailed comparative performance information for the Fund at each regular Board meeting during the year.

The Board considered the Fund's performance for the one-, three- and five-year periods ended July 31, 2006 based on the Lipper materials provided to the Board at the September 28, 2006 meeting. The Board found that the Fund outperformed its peer group average return for the one-year period (6.83% vs. 5.00%), three-year period (20.23% vs. 18.01%) and five-year period (15.10% vs. 12.98%).

Advisory Fee and Other Expenses

The Board considered the advisory fee rate paid by the Portfolio to the Adviser. The Lipper data presenting the Portfolio's "net management fees" included fees paid by the Portfolio, as calculated by Lipper, for administrative services provided by Mellon Bank, N.A., the Portfolio's custodian. Such reporting was necessary, according to Lipper, to allow the Board to compare the Portfolio's advisory fees to those peers that include administrative fees within a blended advisory fee.

The Portfolio's contractual advisory fee was 0.800%, in the 4th quintile (1st being the best) of its peer group of funds, the median fee of which was 0.779%. The Portfolio's net management fee was 0.897% (which included 0.102% in administrative services fees under Lipper's calculation methodology), higher than the peer group median net management fee of 0.773%. Based on the Lipper data, as well as other factors discussed at the September 28, 2006 meeting, the Board determined that the Portfolio's advisory fee is reasonable relative to its peer group averages.

The Board also compared the fees payable by the Portfolio relative to those payable by separate account clients of the Adviser. Based on the additional scope and complexity of the services provided and responsibilities assumed by the Adviser with respect to the Portfolio relative to these other types of clients, the Board concluded that the fees payable under the advisory agreement were reasonable relative to the nature and quality of the services provided.

The Board also considered the Fund's (rather than solely the Portfolio's) expense ratio and compared it to that of its peer group of similar funds. The Board found that the actual net expense ratio of 1.045% was slightly higher than the median net expense ratio of the peer group of 1.028%. However, most of the other funds in the peer group were larger than the Fund.

The Adviser's Profitability

The Board considered the Adviser's profitability in managing the Portfolio and Fund and the Mellon Institutional Funds as a group, as well as the methodology used to compute such profitability, and the various direct and indirect expenses incurred by the Adviser or its affiliated investment adviser, Standish Mellon Asset Management Company LLC ("Standish Mellon") in managing the Portfolio and other funds in the Mellon Institutional Funds family of funds. The Independent Trustees had observed that the Adviser, based on profitability information submitted to them by the Adviser, incurred marginal profitability in managing most of the investment companies in the Mellon Institutional Funds family of funds. The Trustees observed that the Adviser had experienced profits in operating the Portfolio in both 2004 and 2005 and concluded these were not excessive.

Economies of Scale

The Board also considered the extent to which economies of scale might be realized as the Fund grows. They observed that The Boston Company International Core Equity Portfolio and the Standish Mellon Fixed Income Portfolio, two of the largest funds in the complex, already had breakpoints in their fee arrangements that reflected economies resulting from their size. The Board also noted that at the March 7, 2006 meeting, management had presented a Breakpoint Discussion Memorandum that had proposed a framework for future breakpoints. The Board concluded that, at existing asset levels and considering current asset growth projections, the implementation of additional fee breakpoints or other fee reductions was not necessary at this time.

                   Mellon Institutional Funds Master Portfolio
                  The Boston Company Small Cap Value Portfolio

    Factors Considered by Board of Trustees in Approving Advisory Agreement
                                  (Unaudited)
--------------------------------------------------------------------------------

Other Benefits

The Board also considered the additional benefits flowing to Mellon as a result of its relationship with the Mellon Institutional Funds as a group, including revenues received by Mellon affiliates in consideration of custodial, administrative, transfer agency and securities lending services provided by such affiliates to the Funds. In each case, such affiliates were selected by the Board on the basis of a comparative analysis of their capabilities and fees relative to those of unaffiliated competitors.

The Board considered the fact that Mellon operates businesses other than the Mellon Institutional Funds, some of which businesses share personnel, office space and other resources and that these were a component of the profitability analysis provided. The Board also considered the intangible benefits that accrue to Mellon and its affiliates by virtue of its relationship with the Funds and the Mellon Institutional Funds as a group.

                                     * * *

The foregoing factors were among those weighed by the Trustees in determining that the terms and conditions of the Portfolio's advisory agreement and the compensation to the Adviser provided therein are fair and reasonable and, thus, in approving the continuation of the agreement for a one-year period.

Trustees and Officers (Unaudited)

The following table lists the Trust's trustees and officers; their address and date of birth; their position with the Trust; the length of time holding that position with the Trust; their principal occupation(s) during the past five years; the number of portfolios in the fund complex they oversee; other directorships they hold in companies subject to registration or reporting requirements of the Securities Exchange Act of 1934 (generally called "public companies") or in registered investment companies; and total remuneration paid as of the period ended March 31, 2007. The Trust's Statement of Additional Information includes additional information about the Trust's trustees and is available, without charge, upon request by writing Mellon Institutional Funds at P.O. Box 8585, Boston, MA 02266-8585 or calling toll free 1-800-221-4795.

Independent Trustees

                                                                                             Number of
                                                                          Principal        Portfolios in
Name (Age)                                     Term of Office           Occupation(s)      Fund Complex
Address, and                   Position(s)     and Length of             During Past        Overseen by
Date of Birth                Held with Trust    Time Served               5 Years             Trustee
--------------------------------------------------------------------------------------------------------
Samuel C. Fleming (66)       Trustee           Trustee since  Chairman Emeritus,                30
c/o Decision Resources, Inc.                     11/3/1986    Decision Resources, Inc.
61 Meadowbrook Road                                           ("DRI") (biotechnology
Weston, MA 02493                                              research and consulting
9/30/40                                                       firm); formerly Chairman
                                                              of the Board and Chief
                                                              Executive Officer, DRI

Benjamin M. Friedman (62)    Trustee           Trustee since  William Joseph Maier,             30
c/o Harvard University                           9/13/1989    Professor of Political
Littauer Center 127                                           Economy, Harvard
Cambridge, MA 02138                                           University
8/5/44

John H. Hewitt (72)          Trustee           Trustee since  Trustee, Mertens                  30
P.O. Box 2333                                    11/3/1986    House, Inc. (hospice)
New London, NH 03257
4/11/35

Caleb Loring III (63)        Trustee           Trustee since  Trustee, Essex Street             30
c/o Essex Street Associates                      11/3/1986    Associates (family
P.O. Box 5600                                                 investment trust office)
Beverly, MA 01915
11/14/43

Interested Trustees

Patrick J. Sheppard (41)    Trustee, President Since 2003     President and Chief               30
The Boston Company              and Chief                     Operating Officer of
Asset Management, LLC       Executive Officer                 The Boston Company
One Boston Place                                              Asset Management, LLC;
Boston, MA 02108                                              formerly Senior Vice President
7/24/65                                                       and Chief Operating Officer,
                                                              Mellon Asset Management
                                                              ("MAM") and Vice
                                                              President and Chief
                                                              Financial Officer, MAM


                                    Other         Trustee
Name (Age)                      Directorships   Remuneration
Address, and                       Held by     (period ended
Date of Birth                      Trustee     March 31, 2007)
----------------------------------------------------------------
Samuel C. Fleming (66)               None          Fund: $250
c/o Decision Resources, Inc.                  Portfolio: $2,239
61 Meadowbrook Road
Weston, MA 02493
9/30/40



Benjamin M. Friedman (62)            None          Fund: $250
c/o Harvard University                        Portfolio: $2,239
Littauer Center 127
Cambridge, MA 02138
8/5/44

John H. Hewitt (72)                  None          Fund: $250
P.O. Box 2333                                 Portfolio: $2,239
New London, NH 03257
4/11/35

Caleb Loring III (63)                None          Fund: $250
c/o Essex Street Associates                   Portfolio: $2,538
P.O. Box 5600
Beverly, MA 01915
11/14/43

Interested Trustees

Patrick J. Sheppard (41)             None                $0
The Boston Company
Asset Management, LLC
One Boston Place
Boston, MA 02108
7/24/65

Principal Officers who are Not Trustees

Name (Age)                                    Term of Office
Address, and                 Position(s)      and Length of                    Principal Occupation(s)
Date of Birth              Held with Trust     Time Served                      During Past 5 Years
-------------------------------------------------------------------------------------------------------------------------
Barbara A. McCann (46)     Vice President     Since 2003         Senior Vice President and Head of Operations,
Mellon Asset Management    and Secretary                         Mellon Asset Management ("MAM"); formerly First
One Boston Place                                                 Vice President, MAM and Mellon Global Investments
Boston, MA 02108
2/20/61

Steven M. Anderson (41)    Vice President     Vice President     Vice President and Mutual Funds Controller,
Mellon Asset Management    and Treasurer      since 1999;        Mellon Asset Management; formerly Assistant Vice
One Boston Place                              Treasurer          President and Mutual Funds Controller, Standish
Boston, MA 02108                              since 2002         Mellon Asset Management Company, LLC
7/14/65

Denise B. Kneeland (55)    Assistant Vice     Since 1996         First Vice President and Manager, Mutual Funds
Mellon Asset Management    President                             Operations, Mellon Asset Management; formerly Vice
One Boston Place                                                 President and Manager, Mutual Fund Operations,
Boston, MA 02108                                                 Standish Mellon Asset Management Company, LLC
8/19/51

Mary T. Lomasney (50)        Chief            Since 2005         First Vice President, Mellon Asset Management and
Mellon Asset Management    Compliance                            Chief Compliance Officer, Mellon Funds Distributor, L.P.
One Boston Place            Officer                               and Mellon Optima L/S Strategy Fund, LLC; formerly
Boston, MA 02108                                                 Director, Blackrock, Inc., Senior Vice President,
4/8/57                                                           State Street Research & Management Company
                                                                 ("SSRM"), and Vice President, SSRM

THIS PAGE INTENTIONALLY LEFT BLANK

THIS PAGE INTENTIONALLY LEFT BLANK

                     [LOGO]Mellon
                           --------------------------
                           Mellon Institutional Funds

                           One Boston Place
                           Boston, MA 02108-4408
                           800.221.4795
                           www.melloninstitutionalfunds.com
                           6944SA0307

                                                [LOGO]Mellon
                                                      --------------------------
                                                      Mellon Institutional Funds










Semiannual Report               The Boston Company
                                World ex-U.S. Value Fund
--------------------------------------------------------------------------------
March 31, 2007 (Unaudited)

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

Any information in this shareholder report regarding market or economic trends or the factors influencing the Fund's historical or future performance are statements of the opinion of Fund management as of the date of this report. These statements should not be relied upon for any other purposes. Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. The Fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington D.C. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of the Fund's portfolio holdings, view the most recent quarterly holdings report, semi-annual report or annual report on the Fund's web site at http://www.melloninstitutionalfunds.com.

To view the Fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30 visit http://www.melloninstitutionalfunds.com or the SEC's web site at http://www.sec.gov. You may also call 1-800-221-4795 to request a free copy of the proxy voting guidelines.

                   Mellon Institutional Funds Investment Trust
                  The Boston Company World ex-U.S. Value Fund

                    Shareholder Expense Example (Unaudited)
--------------------------------------------------------------------------------

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 1, 2006 to March 31, 2007).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000.00=8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                                                                           Expenses Paid
                                                  Beginning                          Ending                During Period+
                                                Account Value                     Account Value            October 1, 2006
                                               October 1, 2006                   March 31, 2007           to March 31, 2007
----------------------------------------------------------------------------------------------------------------------------
Actual                                             $1,000.00                        $1,105.90                    $4.73
Hypothetical (5% return
  per year before expenses)                        $1,000.00                        $1,020.44                    $4.53

----------

+ Expenses are equal to the Fund's annualized expense ratio of 0.90%, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

                   Mellon Institutional Funds Investment Trust
                  The Boston Company World ex-U.S. Value Fund

             Portfolio Information as of March 31, 2007 (Unaudited)
--------------------------------------------------------------------------------

                                                                                           Percentage of
Top Ten Holdings*                               Country                    Sector           Investments
--------------------------------------------------------------------------------------------------------
Sanofi-Synthelabo SA                             France               Health Care               2.0%
Novartis AG                                 Switzerland               Health Care               1.9
BP PLC                                   United Kingdom                    Energy               1.9
Unilever PLC                             United Kingdom          Consumer Staples               1.9
HSBC Holdings PLC                        United Kingdom                Financials               1.9
GlaxoSmithKline PLC                      United Kingdom               Health Care               1.9
Total SA                                         France                    Energy               1.8
Sumitomo Mitsui Financial                         Japan                Financials               1.6
Royal Bank of Scotland Group PLC         United Kingdom                Financials               1.5
Siemens AG                                      Germany               Industrials               1.3
                                                                                               ----
                                                                                               17.7%

*    Excludes short-term securities.

                                                Percentage of
Geographic Region Allocation*                    Investments
-------------------------------------------------------------
Americas ex U.S.                                     7.1%
Asia ex Japan                                       17.2
Europe ex U.K.                                      33.5
Japan                                               20.5
Middle East/Africa                                   1.6
U.K.                                                20.1
                                                   -----
                                                   100.0%

*    Excludes short-term securities.

The Fund is actively managed. Current holdings may be different than those presented above.

                   Mellon Institutional Funds Investment Trust
                  The Boston Company World ex-U.S. Value Fund

               Schedule of Investments--March 31, 2007 (Unaudited)
--------------------------------------------------------------------------------

                                                                                                       Value
Security                                                                               Shares        (Note 1A)
-------------------------------------------------------------------------------------------------------------
UNAFFILIATED INVESTMENTS--97.3%

EQUITIES--97.3%
Australia--3.2%
Amcor Ltd.                                                                              68,716     $   419,506
Insurance Australia Group Ltd.                                                          28,658         135,793
National Australia Bank Ltd.                                                            12,707         415,105
Suncorp-Metway Ltd.                                                                     17,214         289,520
TABCORP Holdings, Ltd.                                                                  28,832         384,441
Telstra Corp. Ltd.                                                                      58,670         221,073
                                                                                                   -----------
                                                                                                     1,865,438
                                                                                                   -----------

Belgium--0.8%
Fortis                                                                                  10,170         464,269
                                                                                                   -----------

Brazil--1.2%
Petroleo Brasileiro SA--ADR                                                              3,410         339,329
Tele Norte Leste Participacoes SA--ADR                                                  26,470         366,345
                                                                                                   -----------
                                                                                                       705,674
                                                                                                   -----------

Canada--4.9%
Bank of Montreal                                                                         7,416         449,265
Celestica, Inc                                                                          18,170         111,614
EnCana Corp.                                                                             8,910         451,113
Loblaw Companies Ltd.                                                                   13,870         553,142
Petro--Canada                                                                           12,350         484,284
Quebecor World, Inc. (a)                                                                31,130         396,475
RONA, Inc. (a)                                                                           9,760         199,817
Torstar Corp.                                                                            9,970         170,255
                                                                                                   -----------
                                                                                                     2,815,965
                                                                                                   -----------

China--0.2%
China Telecom Corp., Ltd.                                                              251,000         123,362
                                                                                                   -----------

Finland--1.4%
M-real Oyj                                                                               6,320          49,127
Nokia Oyj                                                                               20,760         477,737
Nokia Oyj--ADR                                                                           2,300          52,716
UPM-Kymmene Oyj                                                                          9,660         246,039
                                                                                                   -----------
                                                                                                       825,619
                                                                                                   -----------

France--8.5%
BNP Paribas                                                                              4,830         504,400
Credit Agricole S.A                                                                     12,612         491,694
France Telecom SA                                                                       24,408         644,489
Legardere SCA                                                                            5,160         397,237
PSA Peugeot Citroen                                                                      3,480         245,223
Sanofi-Synthelabo SA                                                                    12,710       1,105,103
Thomson                                                                                 17,590         338,537

    The accompanying notes are an integral part of the financial statements.

                   Mellon Institutional Funds Investment Trust
                  The Boston Company World ex-U.S. Value Fund

               Schedule of Investments--March 31, 2007 (Unaudited)
--------------------------------------------------------------------------------

                                                                                                       Value
Security                                                                               Shares        (Note 1A)
-------------------------------------------------------------------------------------------------------------
France (continued)
Total SA                                                                                14,060     $   984,934
Valeo SA                                                                                 2,607         152,891
                                                                                                   -----------
                                                                                                     4,864,508
                                                                                                   -----------

Germany--7.5%
Adidas AG                                                                                8,300         453,729
Allianz SE                                                                               1,590         326,419
Bayerische Motoren Werke AG                                                              1,000          58,993
Deutsche Bank AG                                                                         1,019         137,241
Deutsche Post AG                                                                        23,070         698,207
Deutsche Telekom AG                                                                     28,980         479,176
E On AG                                                                                  3,400         462,187
Hannover Rueckversicheru                                                                 5,200         231,620
Heidelberger Druckmaschinen                                                              2,480         113,611
Henkel KGaA                                                                              1,070         158,158
Medion AG                                                                                1,970          26,443
Muenchener Rueckversicherungs-Gesellschaft AG                                            2,580         436,279
Siemens AG                                                                               6,880         735,298
                                                                                                   -----------
                                                                                                     4,317,361
                                                                                                   -----------

Greece--0.7%
Public Power Corp.                                                                      17,230         421,587
                                                                                                   -----------

Hong Kong--3.0%
BOC Hong Kong Holdings Ltd.                                                             99,500         241,201
Citic 1616 Holdings Ltd.                                                                 1,480             494
Citic Pacific Ltd.                                                                      21,600          79,897
CNOOC Ltd.                                                                             318,000         278,801
CNOOC Ltd.--ADR                                                                            700          61,341
Denway Motors Ltd.                                                                     736,000         321,225
Hong Kong Electric Holdings, Ltd.                                                        7,000          35,927
Huadian Power International Co.                                                        498,000         178,469
Hutchinson Whampoa Ltd.                                                                 34,800         334,722
Johnson Electric Holdings, Ltd.                                                         95,500          63,438
Weiqiao Textile Co., Ltd.                                                               82,000         118,596
                                                                                                   -----------
                                                                                                     1,714,111
                                                                                                   -----------

Hungary--0.3%
Magyar Telekom                                                                          37,340         188,531
                                                                                                   -----------

Indonesia--0.4%
PT Gudang Garam Tbk                                                                    175,180         203,608
                                                                                                   -----------

Ireland--0.3%
Bank of Ireland                                                                          7,590         163,412
                                                                                                   -----------

Israel--0.7%
Teva Pharmaceutical ADR                                                                 10,750         402,373
                                                                                                   -----------

    The accompanying notes are an integral part of the financial statements

                   Mellon Institutional Funds Investment Trust
                  The Boston Company World ex-U.S. Value Fund

               Schedule of Investments--March 31, 2007 (Unaudited)
--------------------------------------------------------------------------------

                                                                                                       Value
Security                                                                               Shares        (Note 1A)
-------------------------------------------------------------------------------------------------------------
Italy--3.6%
Compagnia Assicuratrice Unipol Spa                                                      96,740     $   374,051
Eni Spa                                                                                 12,150         395,303
Mediaset Spa                                                                            47,420         515,857
Saras Spa                                                                               50,870         298,605
UniCredito Italiano Spa                                                                 52,370         498,361
                                                                                                   -----------
                                                                                                     2,082,177
                                                                                                   -----------

Japan--20.1%
Aeon Co., Ltd.                                                                          34,600         690,062
Aiful Corp.                                                                              2,870          88,904
Astellas Pharma, Inc                                                                     6,400         275,923
Canon, Inc                                                                               2,405         129,173
Credit Saison Co. Ltd.                                                                   4,800         158,058
Dentsu, Inc                                                                                182         509,717
Fuji Film Holdings Corp.                                                                 8,900         364,067
Funao Electric Co., Ltd.                                                                 1,700         162,310
Hinos Motors Ltd.                                                                       69,500         370,415
JS Group Corp.                                                                          10,600         229,848
Kao Corp.                                                                                7,700         225,452
Kuraray Co., Ltd.                                                                       18,500         199,868
Lawson Inc                                                                               6,200         238,360
Matsumotokiyoshi Co Ltd.                                                                 9,857         225,867
Mitsubishi Corp.                                                                        16,000         371,383
Mitsubishi UFJ Financial Group, Inc                                                         63         711,109
Mitsui Trust Holdings Inc                                                               19,500         192,302
Nippon Express Co., Ltd.                                                               103,300         647,872
Nippon Paper Group, Inc                                                                     82         291,590
Nissan Motor Co.                                                                        50,600         542,373
NOK Corp.                                                                               18,700         318,200
Nomura Holdings Inc                                                                     14,200         295,858
Ricoh Co Ltd.                                                                           20,900         470,928
Rohm Co., Ltd.                                                                           7,600         689,502
Sankyo Co., Ltd.                                                                         1,000          43,962
Sekisui Chemical Co., Ltd.                                                              54,600         435,113
Sekisui House Ltd.                                                                      32,500         505,856
SFCG Co., Ltd.                                                                             827         147,531
Shinsei Bank Ltd.                                                                       48,700         233,519
Sumitomo Mitsui Financial                                                                   97         880,845
Takefuji Corp.                                                                           3,180         127,653
Teijin Ltd.                                                                             49,600         279,929
The 77 Bank Ltd.                                                                        38,000         248,001
THK Co., Ltd.                                                                            7,600         178,987
                                                                                                   -----------
                                                                                                    11,480,537
                                                                                                   -----------

    The accompanying notes are an integral part of the financial statements.

                   Mellon Institutional Funds Investment Trust
                   The Boston Company World ex-U.S. Value Fund

               Schedule of Investments--March 31, 2007 (Unaudited)
--------------------------------------------------------------------------------

                                                                                                       Value
Security                                                                               Shares        (Note 1A)
-------------------------------------------------------------------------------------------------------------
Malaysia--1.2%
Malayan Banking Berhad                                                                  95,700     $   354,444
Sime Darby Berhad                                                                      141,300         331,172
                                                                                                   -----------
                                                                                                       685,616
                                                                                                   -----------

Mexico--0.8%
Coca-Cola Femsa, S.A. de C.V.--ADR                                                       5,160         186,379
Telefonos de Mexico SA de CV--ADR                                                        7,960         265,864
                                                                                                   -----------
                                                                                                       452,243
                                                                                                   -----------

Netherlands--1.6%
ABN Amro Holding NV                                                                      5,898         253,809
Aegon NV                                                                                20,802         414,525
Philips Electronics NV                                                                   7,230         276,076
                                                                                                   -----------
                                                                                                       944,410
                                                                                                   -----------

New Zealand--0.3%
Vedior NV                                                                                8,730         193,786
                                                                                                   -----------

Russia--0.5%
Lukoil--ADR                                                                              3,620         313,130
                                                                                                   -----------

Singapore--1.5%
DBS Group Holdings, Ltd.                                                                38,810         547,701
United Overseas Bank Ltd.                                                               21,550         298,437
                                                                                                   -----------
                                                                                                       846,138
                                                                                                   -----------

South Africa--0.9%
Nampak Ltd. (a)                                                                         55,150         169,124
Nedbank Group, Ltd.                                                                     17,932         349,108
                                                                                                   -----------
                                                                                                       518,232
                                                                                                   -----------

South Korea--3.9%
Hyundai Motor Co.                                                                        4,250         298,698
Kookmin Bank                                                                               680          61,023
Kookmin Bank--ADR                                                                        3,750         338,063
Korea Electric Power Corp.                                                               2,410          96,221
KT Corp.                                                                                 1,990          89,291
KT Corp.--ADR                                                                            7,410         165,910
LG Electronics, Inc                                                                      5,315         362,810
Lotte Shopping Co. Ltd.                                                                    716         251,989
Samsung Electronics Co., Ltd.                                                              592         354,382
SK Telecom Co., Ltd.--ADR                                                                9,770         228,813
                                                                                                   -----------
                                                                                                     2,247,200
                                                                                                   -----------

Spain--1.2%
Banco Santander Central                                                                 19,833         353,892
Repsol YPF SA                                                                           10,780         363,400
                                                                                                   -----------
                                                                                                       717,292
                                                                                                   -----------

    The accompanying notes are an integral part of the financial statements.

                   Mellon Institutional Funds Investment Trust
                  The Boston Company World ex-U.S. Value Fund

               Schedule of Investments--March 31, 2007 (Unaudited)
--------------------------------------------------------------------------------

                                                                                                       Value
Security                                                                               Shares        (Note 1A)
-------------------------------------------------------------------------------------------------------------
Sweden--0.5%
Svenska Cellulosa AB (SCA), Class B                                                      1,380     $    73,952
Telefonaktiebolaget LM Ericsson                                                         43,900         161,658
Telefonaktiebolaget LM Ericsson ADR                                                        980          36,348
                                                                                                   -----------
                                                                                                       271,958
                                                                                                   -----------

Switzerland--5.5%
CIBA Specialty Chemicals AG                                                              8,928         588,074
Clariant AG (a)                                                                         11,450         196,439
Nestle SA                                                                                1,371         533,881
Novartis AG                                                                             18,950       1,086,822
Swiss Re                                                                                 3,013         275,194
UBS AG                                                                                   8,120         482,403
                                                                                                   -----------
                                                                                                     3,162,813
                                                                                                   -----------

Taiwan--2.3%
Chunghwa Telecom Co., Ltd.--ADR                                                          9,200         183,264
Compal Electronics, Inc                                                                367,062         310,646
First Financial Holding Co. Ltd.                                                       285,275         200,042
SinoPac Financial Holdings Co., Ltd.                                                   648,000         297,706
United Microelectronics Corp. (a)                                                      513,622         296,514
United Microelectronics Corp.--ADR                                                       9,680          30,782
                                                                                                   -----------
                                                                                                     1,318,954
                                                                                                   -----------

Thailand--0.7%
Kasikornbank Public Company Ltd.                                                       203,700         423,191
                                                                                                   -----------

United Kingdom--19.6%
BHP Billition                                                                           17,950         400,076
BP PLC                                                                                  99,768       1,083,375
British Energy Group PLC                                                                24,142         231,405
Centrica PLC                                                                            34,100         259,270
Debenhams PLC                                                                           90,950         312,210
Friends Provident PLC                                                                   88,550         335,326
GlaxoSmithKline PLC                                                                     38,521       1,058,626
HBOS PLC                                                                                17,693         364,415
HSBC Holdings PLC                                                                       60,689       1,061,951
Old Mutual PLC                                                                         127,470         411,495
Reed Elsevier PLC                                                                       38,910         465,003
Rentokil Initial PLC                                                                   175,660         563,260
Rexam PLC                                                                               20,810         225,156
Rio Tinto PLC                                                                              500          28,544
Royal Bank of Scotland Group PLC                                                        21,072         822,424
Royal Dutch Shell PLC                                                                    5,552         184,689
Royal Dutch Shell PLC                                                                   18,439         613,216

    The accompanying notes are an integral part of the financial statements.

                   Mellon Institutional Funds Investment Trust
                  The Boston Company World ex-U.S. Value Fund

               Schedule of Investments--March 31, 2007 (Unaudited)
--------------------------------------------------------------------------------

                                                                                                       Value
Security                                                                               Shares        (Note 1A)
-------------------------------------------------------------------------------------------------------------
United Kingdom (continued)
SabMiller PLC                                                                           21,720     $   476,413
Smiths Group PLC                                                                        14,830         299,904
Trinity Mirror PLC                                                                      28,420         297,430
Unilever PLC                                                                            35,671       1,074,333
Vodafone Group PLC                                                                     246,310         656,554
                                                                                                   -----------
                                                                                                    11,225,075
                                                                                                   -----------
TOTAL EQUITIES (Cost $50,610,801)                                                                   55,958,570
                                                                                                   -----------

AFFILIATED INVESTMENTS--0.0%                                                           Shares
                                                                                       ------
Dreyfus Institutional Preferred Plus Money Market Fund (b) (Cost $17,920)               17,920     $    17,920
                                                                                                   -----------

TOTAL INVESTMENTS--97.3% (Cost $50,628,721)                                                         55,976,490
                                                                                                   -----------

OTHER ASSETS, LESS LIABILITIES--2.7%                                                                 1,540,432
                                                                                                   -----------

NET ASSETS--100.0%                                                                                 $57,516,922
                                                                                                   ===========

Notes to Schedule of Investments:
ADR--American Depository Receipts
(a)  Non-income producing security.
(b)  Affiliated institutional money market fund.

The fund held the following forward foreign currency exchange contracts at March 31, 2007.

                                Local
                              Principal        Contract           Value at         USD Amount       Unrealized
Contracts to Deliver            Amount        Value Date       March 31, 2007      to Receive         (Loss)
---------------------------------------------------------------------------------------------------------------
Australian Dollar               22,654         4/2/2007            $18,317           $18,307          $ (10)
                                                                                                      ======

                                                Percentage of
Economic Sector Allocation                       Net Assets
-------------------------------------------------------------
Consumer Discretionary                             13.9%
Consumer Staples                                    7.9
Energy                                             10.2
Financials                                         27.6
Health Care                                         6.8
Industrials                                         9.8
Information Technology                              5.6
Materials                                           6.3
Telecommunication Services                          6.3
Utilities                                           2.9
Short-term and Other Assets                         2.7
                                                  -----
                                                  100.0%

    The accompanying notes are an integral part of the financial statements.

                   Mellon Institutional Funds Investment Trust
                  The Boston Company World ex-U.S. Value Fund

                       Statement of Assets and Liabilities
                           March 31, 2007 (Unaudited)
--------------------------------------------------------------------------------

Assets
 Investment in securities, at value (Note 1A):
  Unaffiliated investments (cost $50,610,801)                                                      $55,958,570
  Affiliated investments (Note 1H) (cost $17,920)                                                       17,920
 Cash                                                                                                    1,514
 Foreign currency, at value (cost $916,057)                                                            920,480
 Receivable for investments sold                                                                       700,434
 Interest and dividends receivable                                                                     238,940
 Prepaid expenses                                                                                       13,302
                                                                                                   -----------
  Total assets                                                                                      57,851,160
Liabilities
 Payable for investments purchased                                                 $  270,934
 Accrued accounting, custody, administration and transfer agent fees (Note 2)          29,898
 Accrued professional fees                                                             20,299
 Accrued trustees' fees (Note 2)                                                        2,140
 Accrued shareholder reporting fee (Note 2)                                             1,075
 Accrued chief compliance officer fee (Note 2)                                            375
 Unrealized depreciation on forward foreign currency exchange contracts (Note 6)           10
 Other accrued expenses and liabilities                                                 9,507
                                                                                    ----------
  Total liabilities                                                                                    334,238
Net Assets                                                                                         $57,516,922
                                                                                                   ===========
Net Assets consist of:
  Paid-in capital                                                                                  $48,825,623
  Accumulated net realized gain                                                                      3,147,470
  Undistributed net investment income                                                                  188,331
  Net unrealized appreciation                                                                        5,355,498
Total Net Assets                                                                                   $57,516,922
                                                                                                   ===========
Shares of beneficial interest outstanding                                                            2,307,263
                                                                                                   ===========
Net Asset Value, offering and redemption price per share
  (Net Assets/Shares outstanding)                                                                  $     24.93
                                                                                                   ===========

The accompanying notes are an integral part of the financial statements.

                   Mellon Institutional Funds Investment Trust
                  The Boston Company World ex-U.S. Value Fund

                             Statement of Operations
               For the Six Months Ended March 31, 2007 (Unaudited)
--------------------------------------------------------------------------------

Investment Income (Note 1B)
  Dividend income (net foreign witholding taxes $47,671)                                            $  497,868
  Dividend income from affiliated investments (Note 1H)                                                 19,887
  Interest income                                                                                        7,799
                                                                                                   -----------
      Total investment income                                                                          525,554

Expenses
  Investment advisory fee (Note 2)                                                  $  215,015
  Accounting, custody, administration and transfer agent fees (Note 2)                  87,890
  Professional fees                                                                     30,064
  Registration fees                                                                     10,493
  Trustees' fees and expenses (Note 2)                                                   3,936
  Insurance expense                                                                      2,547
  Miscellaneous expenses                                                                 8,549
                                                                                    ----------
      Total expenses                                                                   358,494

Deduct:
  Waiver of invesment advisory fee (Note 2)                                           (100,477)
                                                                                    ----------
    Net expenses                                                                                       258,017
                                                                                                   -----------
      Net investment income                                                                            267,537
                                                                                                   -----------
Realized and Unrealized Gain (Loss)
  Net realized gain (loss) on:
    Investments                                                                      3,864,339
    Foreign currency transactions and forward currency exchange transactions            21,786
                                                                                    ----------
      Net realized gain (loss)                                                                       3,886,125
  Change in unrealized appreciation (depreciation) on:
    Investments                                                                      1,590,331
    Foreign currency translations and forward currency exchange transactions            16,051
                                                                                    ----------
      Change in net unrealized appreciation (depreciation)                                           1,606,382
                                                                                                   -----------
  Net realized and unrealized gain (loss)                                                            5,492,507
                                                                                                   -----------
Net Increase in Net Assets from Operations                                                          $5,760,044
                                                                                                   ===========

The accompanying notes are an integral part of the financial statements

                   Mellon Institutional Funds Investment Trust
                   The Boston Company World ex-U.S. Value Fund

                       Statements of Changes in Net Assets
--------------------------------------------------------------------------------

                                                                              For the
                                                                          Six Months Ended               For the
                                                                           March 31, 2007               Year Ended
                                                                             (Unaudited)            September 30, 2006
                                                                          ----------------          ------------------
Increase (Decrease) in Net Assets:
From Operations
  Net investment income                                                     $    267,537                $    965,813
  Net realized gain (loss)                                                     3,886,125                   5,430,129
  Change in net unrealized appreciation (depreciation)                         1,606,382                   2,005,454
                                                                            ------------                ------------
  Net increase (decrease) in net assets from investment operations             5,760,044                   8,401,396
                                                                            ------------                ------------

Distributions to Shareholders (Note 1C)
  From net investment income                                                    (499,622)                   (965,092)
  From net realized gains on investments                                      (5,878,439)                   (756,714)
                                                                            ------------                ------------
  Total distributions to shareholders                                         (6,378,061)                 (1,721,806)
                                                                            ------------                ------------
Fund Share Transactions (Note 4)
  Net proceeds from sale of shares                                             1,069,086                  20,344,259
  Value of shares issued to shareholders in reinvestment of distributions      6,235,792                   1,697,914
  Cost of shares redeemed                                                     (4,271,907)                 (4,590,750)
                                                                            ------------                ------------
  Net increase (decrease) in net assets from Fund share transactions           3,032,971                  17,451,423
                                                                            ------------                ------------
Total Increase (Decrease) in Net Assets                                        2,414,954                  24,131,013

Net Assets
  At beginning of period                                                      55,101,968                  30,970,955
                                                                            ------------                ------------
  At end of period (including undistributed net investment
    income of $188,331 and $420,416, respectively)                          $ 57,516,922                $ 55,101,968
                                                                            ============                ============

    The accompanying notes are an integral part of the financial statements.

                   Mellon Institutional Funds Investment Trust
                  The Boston Company World ex-U.S. Value Fund

                              Financial Highlights
--------------------------------------------------------------------------------

                                                                                                                For the period
                                                               For the                                         November 15, 2004
                                                             Period Ended               For the                (commencement of
                                                            March 31, 2007              Year Ended               operations) to
                                                              (Unaudited)            September 30, 2006        September 30, 2005
                                                            --------------           ------------------        ------------------
Net Asset Value, Beginning of Period                            $ 25.25                     $ 22.29                  $ 20.00
                                                                -------                     -------                  -------
From Operations:
  Net investment income* (a)                                       0.12                        0.46                     0.32
  Net realized and unrealized gains (loss) on investments          2.48                        3.30                     2.02
  Net increase from payments by affiliated                           --                          --                       --(c)
                                                                -------                     -------                  -------
Total from operations                                              2.60                        3.76                     2.34
                                                                -------                     -------                  -------
Less Distributions to Shareholders:
  From net investment income                                      (0.23)                      (0.45)                   (0.05)
  From net realized gain on investments                           (2.69)                      (0.35)                      --
                                                                -------                     -------                  -------
Total distributions to shareholders                               (2.92)                      (0.80)                   (0.05)
                                                                -------                     -------                  -------
Net Asset Value, End of Year                                    $ 24.93                     $ 25.25                  $ 22.29
                                                                =======                     =======                  =======
Total Return (d)                                                  10.59%(f)                   17.24%                   11.72%(b)
Ratios/Supplemental data:
  Expenses (to average daily net assets)*                          0.90%(e)                    0.90%                    0.90%(e)
  Net Investment Income (to average daily net assets)*             0.93%(e)                    1.93%                    1.76%(e)
  Portfolio Turnover                                                 31%(f)                      61%                      34%(f)
  Net Assets, End of Period (000's omitted)                     $57,517                     $55,102                  $30,971

----------
* The investment advisor voluntarily agreed not to impose a portion of its investment advisory fee and/or reimbursed the Fund for all or a portion of its operating expenses. If this voluntary action had not been taken, the investment income per share and the ratios excluding waivers and reimbursement would have been:

    Net investment income per share (a)                         $  0.07                   $  0.36              $  0.12
    Ratios (to average daily net assets):
      Expenses                                                     1.25%(e)                  1.32%                 2.02%(e)
      Net investment income                                        0.58%(e)                  1.51%                 0.64%(e)

(a) Calculated based on average shares outstanding.
(b) For the period from November 15, 2004 (commencement of operations) to September 30, 2005, 0.05% of the Fund's total return consists of a voluntary payment by the advisor to compensate the Fund for a trading error. Excluding this payment, total return would have been 11.67%.
(c) Amount represents less than $0.01.
(d) Total return would have been lower in the absence of expense waivers. Returns for periods of less than one year have not been annualized.
(e)  Computed on an annualized basis.
(f)  Not annualized.

    The accompanying notes are an integral part of the financial statements.

                   Mellon Institutional Funds Investment Trust
                  The Boston Company World ex-U.S. Value Fund

                    Notes to Financial Statements (Unaudited)
--------------------------------------------------------------------------------

(1)  Organization and Significant Accounting Policies:

     Mellon Institutional Funds Investment Trust (the "Trust") is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end, management investment company. The Boston Company World ex-U.S. Fund (the "Fund") is a separate diversified investment series of the Trust.

     The objective of the Fund is to achieve long-term growth of capital. The Fund seeks to achieve its objective by investing, under normal circumstances, at least 80% of net assets in equity securities of companies located in foreign countries represented in the Morgan Stanley Capital International All Country World Index ex-United States Free Index. The Fund may invest up to 35% of assets in emerging market countries.

     The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

     A. Investment security valuations

     Fund shares are valued as of the close of regular trading (normally 4:00 p.m., Eastern Time) on each day that the New York Stock Exchange ("NYSE") is open. Securities are valued at the last sale prices on the exchange or national securities market on which they are primarily traded. Securities not listed on an exchange or national securities market, or securities for which there were no reported transactions, are valued at the last calculated mean price (average of last bid and last offer). Securities that are fixed income securities, other than short-term instruments with less than sixty days remaining to maturity, for which market prices are readily available, are valued at their current market value on the basis of quotations, which may be furnished by a pricing service or dealers in such securities. Securities (including illiquid securities) for which quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Trustees. With respect to any portion of the Fund's assets that are invested in one or more open-end regulated investment companies ("RICs"), the Fund's net asset value ("NAV") will be calculated based upon the NAVs of such RICs.

     Non-exchange traded derivatives are normally valued on the basis of quotes obtained from brokers and dealers, including counterparties or pricing services.

     Because foreign markets may be open at different times than the NYSE, the value of the Fund's shares may change on days when shareholders are not able to buy or sell them. Many securities markets and exchanges outside the U.S. close prior to the close of the NYSE and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect the events that occur after such close but before the close of the NYSE. If market quotations are not readily available or do not accurately reflect fair value, or the value of a security has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), the Fund may value its assets by a method the Trustees believe accurately reflects the fair value. The Trustees have adopted fair value pricing procedures, which, among other things, require the Fund to fair value such securities if there has been a movement in the U.S. market that exceeds a specified threshold. Although the threshold may be revised by the Trustees from time to time and the number of days on which fair value prices will be used will depend on market activity, it is possible that fair value prices for foreign securities will be used by the Fund to a significant extent.

     Short-term instruments with less than sixty days remaining to maturity are valued at amortized cost, which approximates market value. If the Fund acquires a short-term instrument with more than sixty days remaining to its maturity, it is valued at current market value until the sixtieth day prior to maturity and will then be valued at amortized cost based upon the value on such date unless the Trustees determine during such sixty-day period that amortized cost does not represent fair value.

     B. Securities transactions and income

     Securities transactions are recorded as of trade date. Interest income is determined on the basis of coupon interest accrued, adjusted for accretion of discount or amortization of premium using the yield-to-maturity method on debt securities with greater than sixty days to maturity. Dividend income is recorded on the ex-dividend date. Realized gains and losses from securities sold are recorded on the identified cost basis. Dividends representing a return of capital are reflected as a reduction of cost.

     The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments. Net realized gains and losses on foreign currency transactions represent gains and losses on disposition of foreign currencies and forward foreign currency exchange contracts, currency gains and losses realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid.

                   Mellon Institutional Funds Investment Trust
                  The Boston Company World ex-U.S. Value Fund

                    Notes to Financial Statements (Unaudited)
--------------------------------------------------------------------------------

     C. Distributions to shareholders

     Distributions to shareholders are recorded on the ex-dividend date. The Fund's distributions from capital gains, if any, after reduction of capital losses will be declared and distributed at least annually. Dividends from net investment income and distributions from capital gains, if any, are reinvested in additional shares of the Fund unless the shareholder elects to receive them in cash.

     Income and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences, which may result in reclassifications, are primarily due to differing treatments for foreign currency transactions and losses deferred due to wash sales.

     Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications among undistributed net investment income (loss), accumulated net realized gain (loss) and paid in capital. Undistributed net investment income (loss) and accumulated net realized gain (loss) on investments may include temporary book and tax basis differences which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.

     Section 988 of the Internal Revenue Code provides that gains or losses on certain transactions attributable to fluctuations in foreign currency exchange rates must be treated as ordinary income or loss. For financial statement purposes, such amounts are included in net realized gains or losses.

     D. Expenses

     The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated among funds of the Trust taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

     E. Foreign currency transactions

     The Fund maintains its books and records in U.S. dollars. Investment security valuations and other assets and liabilities initially expressed in foreign currencies are converted into U.S. dollars based upon current currency exchange rates. Purchases and sales of foreign investment securities and income and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions.

     F. Foreign investment risk

     There are certain additional risks involved in investing in foreign securities that are not inherent in investments in domestic securities. These risks may involve adverse political and economic developments, including the possible imposition of capital controls or other foreign governmental laws or restrictions. In addition, the securities of some foreign companies and securities markets are less liquid and at times may be more volatile than securities of comparable U.S. companies and U.S. securities markets. The risks described above apply to an even greater extent to investments in emerging markets. The securities markets of emerging countries are generally smaller, less developed, less liquid, and more volatile than the securities markets of the U.S. and developed foreign markets.

     G. Commitments and contingencies

     In the normal course of business, the Fund may enter into contracts and agreements that contain a variety of representations and warranties, which provide general indemnifications. The maximum exposure to the Fund under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risks of loss to be remote.

     H. Affiliated issuers

     Affiliated issuers are investment companies advised by The Boston Company Asset Management, LLC ("TBCAM"), a wholly-owned subsidiary of Mellon Financial Corporation, or its affiliates.

                   Mellon Institutional Funds Investment Trust
                  The Boston Company World ex-U.S. Value Fund

                    Notes to Financial Statements (Unaudited)
--------------------------------------------------------------------------------

     I. New Accounting Requirements

     In July 2006, the Financial Accounting Standards Board ("FASB") issued Interpretation No. 48 ("FIN 48"), "Accounting for Uncertainty in Income Taxes - an Interpretation of FASB Statement No. 109" (the "Interpretation"). The Interpretation establishes for all entities, including pass-through entities such as the Fund, a minimum threshold for financial statement recognition of the benefit of positions taken in filing tax returns (including whether an entity is taxable in a particular jurisdiction), and requires certain expanded tax disclosures. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. At this time, management is evaluating the implications of FIN 48 and its impact, if any, in the financial statements has not yet been determined.

     In addition, on September 20, 2006, FASB released Statement of Financial Accounting Standards No. 157 "Fair Value Measurements" ("FAS 157"). FAS 157 establishes an authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair-value measurements. The application of FAS 157 is required for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. At this time, management is evaluating the implications of FAS 157 and its impact, if any, in the financial statements has not yet been determined.

(2)  Investment Advisory Fee and Other Transactions With Affiliates

     The investment advisory fee paid to TBCAM for overall investment advisory and administrative services, and general office facilities, is paid monthly at the annual rate of 0.75% of the Fund's average daily net assets. TBCAM voluntarily agreed to limit the Fund's total annual operating expenses (excluding brokerage commissions, taxes and extraordinary expenses) to 0.90% of the Fund's average daily net assets for the six months ended March 31, 2007. Pursuant to this arrangement, for the six months ended March 31, 2007, waived $100,477 of its investment advisory fee. This arrangement is voluntary and temporary and may be discontinued or revised by TBCAM at any time.

     On December 4, 2006, Mellon Financial Corporation ("MFC") and The Bank of New York Company, Inc. ("BNY") announced that they had entered into a definitive agreement to merge. The new company will be called The Bank of New York Mellon Corporation. As part of this transaction, TBCAM would become an indirect wholly-owned subsidiary of The Bank of New York Mellon Corporation. The transaction is subject to certain regulatory approvals and the approval of BNY's and MFC's shareholders, as well as other customary conditions to closing. Subject to such approvals and the satisfaction of the other conditions, MFC and BNY expect the transaction to be completed in the third quarter of 2007.

     The Trust entered into an agreement with Dreyfus Transfer, Inc., a wholly-owned subsidiary of The Dreyfus Corporation, a wholly-owned subsidiary of Mellon Financial Corporation and an affiliate of TBCAM, to provide personnel and facilities to perform transfer agency and certain shareholder services for the Fund. For these services the Fund pays Dreyfus Transfer, Inc. a fixed fee plus per account and transaction based fees, as well as, out-of-pocket expenses. Pursuant to this agreement, the Fund was charged $4,263, for the six months ended March 31, 2007.

     The Trust entered into an agreement with Mellon Bank, N.A. ("Mellon Bank"), a wholly-owned subsidiary of Mellon Financial Corporation and an affiliate of TBCAM, to provide custody, administration and accounting services for the Fund. For these services the Fund pays Mellon Bank a fixed fee plus asset and transaction based fees, as well as out-of-pocket expenses. Pursuant to this agreement, the Fund was charged $83,627 for the six months ended March 31, 2007.

     The Trust reimburses Mellon Asset Management for a portion of the salary of the Trust's Chief Compliance Officer. For the six months ended March 31, 2007, the Fund was charged $2,105, which is included in miscellaneous expenses in the statement of operations. No other director, officer or employee of TBCAM or its affiliates receives any compensation from the Trust or the Fund for serving as an officer or Trustee of the Trust. The Fund pays each Trustee who is not a director, officer or employee of TBCAM or its affiliates an annual fee and a per meeting fee as well as reimbursement for travel and out-of-pocket expenses. In addition, the Trust pays the legal fees for the independent counsel of the Trustees.

     The Trust has contracted Mellon Investor Services LLC, a wholly owned subsidiary of Mellon Financial Corporation and an affiliate of TBCAM, to provide printing and fulfillment services for the Fund. Pursuant to this agreement, the Fund was charged $1,075, which is included in miscellaneous expenses in the statement of operations, for the six months ended March 31, 2007.

                   Mellon Institutional Funds Investment Trust
                  The Boston Company World ex-U.S. Value Fund

                    Notes to Financial Statements (Unaudited)
--------------------------------------------------------------------------------

     The Fund pays administrative service fees. These fees are paid to affiliated or unaffiliated retirement plans, omnibus accounts and platform administrators and other entities ("Plan Administrators") that provide record keeping and/or other administrative support services to accounts, retirement plans and their participants. As compensation for such services, the Fund may pay each Plan Administrator an administrative service fee in an amount of up to 0.15% (on an annualized basis) of the Fund's average daily net assets attributable to Fund shares that are held in accounts serviced by such Plan Administrator. The Fund's adviser or its affiliates may pay additional compensation from their own resources to Plan Administrators and other entities for administrative services, as well as in consideration of marketing or other distribution-related services. These payments may provide an incentive for these entities to actively promote the Fund or cooperate with the distributor's promotional efforts. For the six months ended March 31, 2007, the Fund was not charged an administrative service fee.

(3)  Purchases and Sales of Investments

     Purchases and proceeds from sales of investments, other than short-term obligations, for the six months ended March 31, 2007 were as follows:

                                                Purchases           Sales
                                              ------------       ------------
         Non-U.S. Government Securities       $ 17,581,067       $ 20,467,497
                                              ============       ============

(4)  Shares of Beneficial Interest:

     The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest having a par value of one cent per share. Transactions in Fund shares were as follows:

                                                For the            For the
                                            Six Months Ended     Year Ended
                                             March 31, 2007   September 30, 2006
                                            ----------------  ------------------
         Shares sold                              39,855           909,550
         Shares issued to shareholders
           in reinvestment of distributions      256,406            74,197
         Shares redeemed                        (171,224)         (191,000)
                                               ---------         ---------
         Net increase (decrease)                 125,037           792,747
                                               =========         =========

     At March 31, 2007, four shareholders of record, in the aggregate, held approximately 87% of the total outstanding shares of the Fund. Investment activities of these shareholders could have a material impact on the Fund.

     The Fund imposes a redemption fee of 2% of the net asset value of the shares, with certain exceptions, which are redeemed or exchanged less than 30 days from the day of their purchase. The redemption fee is paid directly to the Fund, and is designed to offset brokerage commissions, market impact, and other costs associated with short-term trading in the Fund. The fee does not apply to shares that were acquired through reinvestment of distributions. For the six months ended March 31, 2007, the Fund did not assess any redemption fees.

(5)  Federal Taxes:

     Each year, the Fund intends to qualify as a "regulated investment company" under Subchapter M of the Code. As such and by complying with the applicable provisions of the Code regarding the sources of its income, the timely distributions of its income to its shareholders, and the diversification of its assets, the Fund will not be subject to U.S. federal income tax on its investment company taxable income and net capital gain which are distributed to shareholders.

     The cost and unrealized appreciation (depreciation) in value of the investment securities owned at March 31, 2007, as computed on a federal income tax basis, were as follows:

         Cost for federal income tax purposes           $50,628,721
                                                        -----------
         Gross unrealized appreciation                    6,398,808
         Gross unrealized depreciation                  ( 1,051,039)
                                                        -----------
         Net unrealized appreciation (depreciation)     $ 5,347,769
                                                        ===========

                  Mellon Institutional Funds Investment Trust
                  The Boston Company World ex-U.S. Value Fund

                    Notes to Financial Statements (Unaudited)
--------------------------------------------------------------------------------

(6)  Financial Instruments:

     In general, the following instruments are used for hedging purposes as described below. However, these instruments may also be used to seek to enhance potential gain in circumstances where hedging is not involved.

     The Fund may trade the following financial instruments with off-balance sheet risk:

     Forward Currency Exchange Contracts

     The Fund may enter into forward foreign currency and cross currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar and other foreign currencies. The forward foreign currency and cross currency exchange contracts are marked to market using the forward foreign currency rate of the underlying currency and any appreciation or depreciation are recorded for financial statement purposes as unrealized until the contract settlement date or upon the closing of the contract. Forward currency exchange contracts are used by the Fund primarily to protect the value of the Fund's foreign securities from adverse currency movements. Unrealized appreciation and depreciation of forward currency exchange contracts is included in the Statement of Assets and Liabilities.

     At March 31, 2007, the Fund held foreign currency exchange contracts. See Schedule of Investments for further details.

(7)  Line of Credit

     The Fund, and other funds in the Trust and subtrusts in Mellon Institutional Funds Master Portfolio (the "Portfolio Trust") are parties to a committed line of credit facility, which enables each fund/portfolio to borrow, in the aggregate, up to $35 million. Interest is charged to each participating fund/portfolio based on its borrowings at a rate equal to the Federal Funds effective rate plus 1/2 of 1%. In addition, a facility fee, computed at an annual rate of 0.060 of 1% on the committed amount, is allocated ratably among the participating funds/portfolios at the end of each quarter. Each fund/portfolio also pays an annual renewal fee, computed at a rate of 0.020 of 1% of the committed amount and allocated ratably to the participating funds/portfolios. For the six months ended March 31, 2007, the expense allocated to the Fund was $1,394. The facility fee and interest expense are included in miscellaneous expenses on the statement of operations.

     For the six months ended March 31, 2007, the Fund had average borrowings outstanding of $1,153,800 for a total of five days and incurred $926 of interest expense. At March 31, 2007 the Fund had no borrowings outstanding

                   Mellon Institutional Funds Investment Trust
                  The Boston Company World ex-U.S. Value Fund

    Factors Considered by Board of Trustees in Approving Advisory Agreement
                                  (Unaudited)
--------------------------------------------------------------------------------

     The 1940 Act requires that the Board of Trustees, including a majority of its Trustees who are not affiliated with the Fund's investment adviser or underwriter (the "Independent Trustees") voting separately, approve the Fund's advisory agreement and the related fees on an annual basis. In their most recent deliberations concerning their decision to approve the continuation of the investment advisory agreement, the Board of Trustees conducted the review and made the determinations that are described below. In conducting this review and in making such determinations, the Independent Trustees received from the Fund's investment adviser, The Boston Company Asset Management LLC ("TBCAM" or the "Adviser"), a broad range of information in response to a written request prepared on their behalf by their own legal counsel. The Independent Trustees met alone in a private session with their legal counsel on September 28, 2006 to review these materials and to discuss the proposed continuation of the Fund's advisory agreement. Representatives of the Adviser attended a portion of the September meeting to provide an overview of its organization, personnel, resources and strategic plans, and to respond to questions and comments arising from the Independent Trustees' review of the materials and their deliberations. The entire Board then met on October 17, 2006.

     The information requested by the Independent Trustees and reviewed by the entire Board included:

     (i) Financial and Economic Data: The Adviser's balance sheet and income statements, as well as a profitability analysis of the Adviser, including a separate presentation of the Adviser's profitability relative to that of several publicly traded investment advisers;

     (ii) Management Teams and Operations: The Adviser's Form ADV, as well as information concerning the Adviser's executive management, portfolio management, client service personnel and overall organizational structure, insurance coverage, brokerage and soft dollar policies and practices;

     (iii) Comparative Performance and Fees: Analyses prepared by Lipper Analytical Services ("Lipper") regarding the Fund's historical performance, management fee and expense ratio compared to other funds, and the Adviser's separate account advisory fee schedules;

     (iv) Specific Facts Relating to the Fund: The Adviser's commentary on the Fund's performance and any material portfolio manager and strategy changes that may have affected the Fund in the prior year, as well as the Fund's "fact sheets" prepared by the Adviser providing salient data about the Fund, including the Fund's holdings, strategies, recent market conditions and outlook, as well as the Adviser's views concerning the issues of breakpoints in the management fee schedule of the Fund and potential economies of scale; and

     (v) Other Benefits: The benefits flowing to Mellon Financial Corporation ("Mellon") in the form of revenues received by Mellon affiliates in consideration of custodial, administrative, transfer agency and securities lending services provided by such affiliates to the Funds.

     In considering the continuation of the Fund's advisory agreement, the Board of Trustees, including the Independent Trustees, did not identify any single factor as all-important or controlling, and individual Trustees did not necessarily attribute the same weight or importance to each factor. The Trustees determined that the terms and conditions of the advisory agreement and the compensation to the Adviser provided therein were fair and reasonable in light of the services performed, expenses incurred and such other matters as the Trustees considered relevant in the exercise of their reasonable judgment. The following summary does not detail all the matters that were considered. Some of the factors that figured prominently in the Trustees' determination are described below.

     Nature, Extent and Quality of Services

     The Board considered the nature, scope and quality of the overall services provided to the Fund by the Adviser. In their deliberations as to the continuation of the advisory agreement, the Trustees were also mindful of the fact that, by choosing to invest in the Fund, the Fund's shareholders have chosen to entrust the Adviser, under the supervision of the Board, to manage the portion of their assets invested in the Fund.

     Among the specific factors the Board reviewed were the investment management, administrative, compliance and related services provided by the Adviser. The Board determined that the services provided were of high quality and at least commensurate with industry standards.

     The Trustees reviewed the background and experience of the Fund's two portfolio managers and also met with senior management of the Adviser to receive an overview of its organization, personnel, resources and strategic plans. Among other things, the Trustees considered the size, education and experience of the Adviser's investment staff and overall responsiveness to changes in market conditions.

     The Board determined that the Adviser had the expertise and resources to manage the Fund effectively.

     Investment Performance

     The Board considered the investment performance of the Fund against a peer group of investment companies selected by the Adviser with input from the Trustees. The Board also compared the Fund's investment performance against the average performance of a larger universe of funds regarded by Lipper as having similar investment objectives and considered the Fund's performance rankings against that universe. In addition to the information received by the Board for at the September 28, 2006 Board meeting, the Trustees received similar detailed comparative performance information for the Fund at each regular Board meeting during the year.

     The Board considered the Fund's performance for the one-year period ended July 31, 2006 based on the Lipper materials provided to the Board at the September 28, 2006 meeting. The Board found that the Fund underperformed its peer group average returns for the one-year period (20.04% vs. 23.52%).

                   Mellon Institutional Funds Investment Trust
                  The Boston Company World ex-U.S. Value Fund

    Factors Considered by Board of Trustees in Approving Advisory Agreement
                                  (Unaudited)
--------------------------------------------------------------------------------

     Advisory Fee and Other Expenses

     The Board considered the advisory fee rate paid by the Fund to the Adviser. The Fund's contractual advisory fee was 0.750%, in the 2nd quintile (1st being the best) of its peer group of funds, the median fee of which was 0.750%. The Fund's net management fee, after giving effect to expense limitations, was 0.00%, while the peer group median net management fee was 0.786%. Based on the Lipper data, as well as other factors discussed at the September 28, 2006 meeting, the Board determined that the Fund's advisory fee is reasonable relative to its peer group averages, both with and without giving effect to expense limitations.

     The Board also compared the fees payable by the Fund relative to those payable by separate account clients of the Adviser. Based on the additional scope and complexity of the services provided and responsibilities assumed by the Adviser with respect to the Fund relative to these other types of clients, the Board concluded that the fees payable under the advisory agreement were reasonable relative to the nature and quality of the services provided.

     The Board also considered the Fund's expense ratio and compared it to that of its peer group of similar funds. The Board found that the actual net expense ratio of 0.904% (after giving effect to expense limitations) was lower than the median net expense ratio of the peer group of 0.978%, notwithstanding the fact that all of the other funds in the peer group were larger than the Fund.

     The Adviser's Profitability

     The Board considered the Adviser's profitability in managing the Fund and the Mellon Institutional Funds as a group, as well as the methodology used to compute such profitability, and the various direct and indirect expenses incurred by the Adviser or its affiliated investment adviser, Standish Mellon Asset Management Company LLC ("Standish Mellon") in managing the Fund and other funds in the Mellon Institutional Funds family of funds. The Independent Trustees had observed that the Adviser, based on profitability information submitted to them by the Adviser, incurred marginal profitability in managing most of the investment companies in the Mellon Institutional Funds family of funds. The Trustees observed that the Adviser had incurred losses in operating the Fund in both 2004 and 2005.

     Economies of Scale

     The Board also considered the extent to which economies of scale might be realized as the Fund grows. They observed that The Boston Company International Core Equity Portfolio and the Standish Mellon Fixed Income Portfolio and, two of the largest funds in the complex, already had breakpoints in their fee arrangements that reflected economies resulting from their size. The Board also noted that at the March 7, 2006 meeting, management had presented a Breakpoint Discussion Memorandum that had proposed a framework for future breakpoints. The Board concluded that, at existing asset levels and considering current assets growth projections, the implementation of additional fee breakpoints or other fee reductions was not necessary at this time.

     Other Benefits

     The Board also considered the additional benefits flowing to Mellon as a result of its relationship with the Mellon Institutional Funds as a group, including revenues received by Mellon affiliates in consideration of custodial, administrative, transfer agency and securities lending services provided by such affiliates to the Funds. In each case, such affiliates were selected by the Board on the basis of a comparative analysis of their capabilities and fees relative to those of unaffiliated competitors.

     The Board considered the fact that Mellon operates businesses other than the Mellon Institutional Funds, some of which businesses share personnel, office space and other resources and that these were a component of the profitability analysis provided. The Board also considered the intangible benefits that accrue to Mellon and its affiliates by virtue of its relationship with the Funds and the Mellon Institutional Funds as a group.

                                      * * *

     The foregoing factors were among those weighed by the Trustees in determining that the terms and conditions of the Fund's advisory agreement and the compensation to the Adviser provided therein are fair and reasonable and, thus, in approving the continuation of the agreement for a one-year period.

Trustees and Officers (Unaudited)

The following table lists the Trust's trustees and officers; their address and date of birth; their position with the Trust; the length of time holding that position with the Trust; their principal occupation(s) during the past five years; the number of portfolios in the fund complex they oversee; other directorships they hold in companies subject to registration or reporting requirements of the Securities Exchange Act of 1934 (generally called "public companies") or in registered investment companies; and total remuneration paid as of the period ended March 31, 2007. The Trust's Statement of Additional Information includes additional information about the Trust's trustees and is available, without charge, upon request by writing Mellon Institutional Funds at P.O. Box 8585, Boston, MA 02266-8585 or calling toll free 1-800-221-4795.

Independent Trustees

                                                                                         Number of                        Trustee
                                                                    Principal          Portfolios in      Other         Remuneration
Name (Age)                                    Term of Office      Occupation(s)         Fund Complex  Directorships    (period ended
Address, and                   Position(s)    and Length of        During Past          Overseen by      Held by          March 31,
Date of Birth                Held with Trust   Time Served           5 Years            Trustee          Trustee            2007)
------------------------------------------------------------------------------------------------------------------------------------
Samuel C. Fleming (66)            Trustee      Trustee since   Chairman Emeritus,            30           None           Fund: $586
c/o Decision Resources, Inc.                   11/3/1986       Decision Resources, Inc.
61 Meadowbrook Road                                            ("DRI") (biotechnology
Weston, MA 02493                                               research and consulting
9/30/40                                                        firm); formerly Chairman
                                                               of the Board and Chief
                                                               Executive Officer, DRI

Benjamin M. Friedman (62)         Trustee      Trustee since   William Joseph Maier,         30           None           Fund: $586
c/o Harvard University                         9/13/1989       Professor of Political
Littauer Center 127                                            Economy, Harvard
Cambridge, MA 02138                                            University
8/5/44

John H. Hewitt (72)               Trustee      Trustee since   Trustee, Mertens              30           None           Fund: $586
P.O. Box 2333                                  11/3/1986       House, Inc. (hospice)
New London, NH 03257
4/11/35

Caleb Loring III (63)             Trustee      Trustee since   Trustee, Essex Street         30           None           Fund: $611
c/o Essex Street Associates                    11/3/1986       Associates (family
P.O. Box 5600                                                  investment trust office)
Beverly, MA 01915
11/14/43

Interested Trustees
Patrick J. Sheppard (41)   Trustee, President  Since 2003      President and Chief           30           None           $0
The Boston Company              and Chief                      Operating Officer of
Asset Management, LLC      Executive Officer                   The Boston Company
One Boston Place                                               Asset Management, LLC;
Boston, MA 02108                                               formerly Senior Vice President
7/24/65                                                        and Chief Operating Officer,
                                                               Mellon Asset Management
                                                               ("MAM") and Vice
                                                               President and Chief
                                                               Financial Officer, MAM

Principal Officers who are Not Trustees

Name (Age)                                             Term of Office
Address, and                     Position(s)            and Length of                Principal Occupation(s)
Date of Birth                  Held with Trust           Time Served                   During Past 5 Years
-----------------------------------------------------------------------------------------------------------------------------------
Barbara A. McCann (46)         Vice President         Since 2003            Senior Vice President and Head of Operations,
Mellon Asset Management        and Secretary                                Mellon Asset Management ("MAM"); formerly First
One Boston Place                                                            Vice President, MAM and Mellon Global Investments
Boston, MA 02108
2/20/61

Steven M. Anderson (41)        Vice President         Vice President        Vice President and Mutual Funds Controller,
Mellon Asset Management        and Treasurer          since 1999;           Mellon Asset Management; formerly Assistant Vice
One Boston Place                                      Treasurer             President and Mutual Funds Controller, Standish
Boston, MA 02108                                      since 2002            Mellon Asset Management Company, LLC
7/14/65

Denise B. Kneeland (55)        Assistant Vice         Since 1996            First Vice President and Manager, Mutual Funds
Mellon Asset Management        President                                    Operations, Mellon Asset Management; formerly Vice
One Boston Place                                                            President and Manager, Mutual Fund Operations,
Boston, MA 02108                                                            Standish Mellon Asset Management Company, LLC
8/19/51

Mary T. Lomasney (50)          Chief                  Since 2005            First Vice President, Mellon Asset Management and
Mellon Asset Management        Compliance                                   Chief Compliance Officer, Mellon Funds Distributor, L.P.
One Boston Place               Officer                                      and Mellon Optima L/S Strategy Fund, LLC; formerly
Boston, MA 02108                                                            Director, Blackrock, Inc., Senior Vice President,
4/8/57                                                                      State Street Research & Management Company
                                                                            ("SSRM"), and Vice President, SSRM

                     [LOGO]Mellon
                           --------------------------
                           Mellon Institutional Funds

                           One Boston Place
                           Boston, MA 02108-4408 800.221.4795
                           www.melloninstitutionalfunds.com


                                                                      6612SA0307

                                              [LOGO] Mellon
                                                     --------------------------
                                                     Mellon Institutional Funds



Semiannual Report                       Standish Mellon
                                        Intermediate Tax Exempt Bond Fund
--------------------------------------------------------------------------------
March 31, 2007 (Unaudited)

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

Any information in this shareholder report regarding market or economic trends or the factors influencing the Fund's historical or future performance are statements of the opinion of Fund management as of the date of this report. These statements should not be relied upon for any other purposes. Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. The Fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington D.C. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of the Fund's portfolio holdings, view the most recent quarterly holdings report, semi-annual report or annual report on the Fund's web site at http://www.melloninstitutionalfunds.com.

To view the Fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30 visit http://www.melloninstitutionalfunds.com or the SEC's web site at http://www.sec.gov. You may also call 1-800-221-4795 to request a free copy of the proxy voting guidelines.

                   Mellon Institutional Funds Investment Trust
               Standish Mellon Intermediate Tax Exempt Bond Fund

                     Shareholder Expense Example (Unaudited)
--------------------------------------------------------------------------------

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 1, 2006 to March 31, 2007).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000.00=8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                                                                 Expenses Paid
                                                 Beginning                Ending                 During Period+
                                               Account Value           Account Value            October 1, 2006
                                              October 1, 2006          March 31, 2007          to March 31, 2007
------------------------------------------------------------------------------------------------------------------
Actual                                         $1,000.00                $1,016.60                   $2.26
Hypothetical (5% return
per year before expenses)                      $1,000.00                $1,022.69                   $2.27

--------------

+ Expenses are equal to the Fund's annualized expense ratio of 0.45%, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

                   Mellon Institutional Funds Investment Trust
                Standish Mellon Intermediate Tax Exempt Bond Fund

             Portfolio Information as of March 31, 2007 (Unaudited)
--------------------------------------------------------------------------------

                                                                                         Percentage of
Top Ten Holdings*                                      Rate              Maturity         Investments
---------------------------------------------------------------------------------------------------------
Tennessee Energy Acquisition Corp.                     5.250%            9/1/2017             2.1%
New York Dormitory Authority Revenue                   5.250           11/15/2023             1.7
Golden State Tobacco Securitization Corp.              4.500             6/1/2027             1.5
Puerto Rico Public Financial Corp. LOC:
 Government Development Bank for Puerto Rico           5.750             8/1/2027             1.5
Wisconsin State Certificate Participation              5.000             3/1/2010             1.5
Puerto Rico Commonwealth Fuel Sales Tax Revenue        5.000             7/1/2018             1.5
Oklahoma DFA Revenue Hillcrest Healthcare System       5.625            8/15/2019             1.4
New York Dormitory Authority State
 University Educational Facilities MBIA IBC            5.250            5/15/2015             1.4
Tobacco Settlement Funding Corp. NJ                    6.750             6/1/2039             1.4
Tobacco Settlement Authority Iowa                      5.600             6/1/2035             1.4
                                                                                            -----
                                                                                             15.4%

* Excluding short-term investments.

                                          Percentage of
Economic Sector Allocation                 Net Assets
--------------------------------------------------------------------------------
General Obligations                           12.7%
Government Backed                             11.0
Housing Revenue                                3.2
Industrial Development                         7.9
Insured Bond                                  38.4
Lease Revenue                                  5.2
Revenue Bonds                                 13.1
Special Revenues                               4.2
Short-term and Net Other Assets                4.3
                                            ------
                                             100.0%

Summary of Combined Ratings+
--------------------------------------------------------------------------------
                                              Percentage of
Quality Breakdown                              Investments
--------------------------------------------------------------------------------
AAA                                            59.8%
AA                                             21.6
A                                               7.3
BBB                                            11.3
                                              -----
Total                                         100.0%

+ Based on ratings from Standard & Poor's and/or Moody's Investors Services. If a security receives split (different) ratings from multiple rating organizations, the Fund treats the security as being rated in the higher rating category.

The Fund is actively managed. Current holdings may be different than those presented above.

                   Mellon Institutional Funds Investment Trust
                Standish Mellon Intermediate Tax Exempt Bond Fund

               Schedule of Investments--March 31, 2007 (Unaudited)
--------------------------------------------------------------------------------

                                                                                                       Par             Value
Security                                                             Rate             Maturity        Value          (Note 1A)
--------------------------------------------------------------------------------------------------------------------------------
BONDS--95.7%
General Obligations--12.7%
ABAG CA Odd Fellows Homes                                            5.700%           8/15/2014       1,000,000     $ 1,017,280
California State NCL                                                 5.750            11/1/2011         300,000         326,316
California State                                                     5.000            10/1/2011          70,000          73,119
California State                                                     5.000             6/1/2014       1,435,000       1,540,114
California State                                                     5.000             8/1/2016         750,000         811,500
Magnolia Texas Independent School District Refunding PSF-GTD         5.000            8/15/2018       1,000,000       1,085,880
Commonwealth of Massachusetts NCL                                    6.000            11/1/2010       1,350,000       1,453,977
Commonwealth of Massachusetts                                        5.000             7/1/2012       2,000,000       2,121,760
New York NY NCL                                                      5.000             8/1/2011         770,000         808,369
New York NY NCL                                                      5.000             8/1/2011       1,700,000       1,784,711
New York NY NCL                                                      5.000             6/1/2011       1,000,000       1,048,060
New York NY NCL                                                      5.000             8/1/2013       1,500,000       1,598,550
New York NY                                                          5.250             9/1/2014       1,000,000       1,088,790
Puerto Rico Commonwealth Fuel Sales Tax Revenue                      5.000             7/1/2018       2,325,000       2,358,945
Puerto Rico Public Building Authority Revenue                        5.000             7/1/2028       1,000,000       1,044,400
San Antonio Texas Apartment Systems Revenue AMT FSA                  5.000             7/1/2013       1,000,000       1,056,390
Spring Branch Texas Independent School District PSF GTD              5.625             2/1/2014       1,000,000       1,109,390
                                                                                                                    -----------
                                                                                                                     20,327,551
                                                                                                                    -----------
Government Backed--11.0%
Alpine UT School District                                            5.000            3/15/2011          25,000          25,500
Dallas Texas Independent School District                             5.500            2/15/2017       1,500,000       1,620,495
District of Columbia Prerefunded MBIA NCL                            5.750             6/1/2010          10,000          10,621
Goose Creek TX Independent School District                           7.000            8/15/2009         110,000         118,318
Goose Creek TX Independent School District                           7.000            8/15/2009         260,000         279,172
Goose Creek TX Independent School District PSF                       7.000            8/15/2009         230,000         247,393
Mass DFA Williston School (e)                                        6.000            10/1/2013         185,000         192,642
Massachusetts State FSA                                              5.000            12/1/2023       1,000,000       1,083,880
Met Govt Nashville & Davidson TN Industrial
 Development Board Revenue Prerefunded                               7.500            11/15/2010      1,000,000       1,109,500
Milwaukee Wisconsin Met Sewer District                               5.250             10/1/2019      1,000,000       1,088,120
New Jersey State Transportation FSA                                  5.750            12/15/2014        770,000         874,297
Northern TOB Securitization Corp. Alaska                             6.500              6/1/2031      1,000,000       1,082,990
Northern TOB Securitization Corp. Alaska                             4.750              6/1/2015        560,000         565,544
Oklahoma DFA Revenue Hillcrest Healthcare System                     5.625             8/15/2019      2,185,000       2,300,827
Palm Beach County FL Solid Waste AMBAC                               6.000             10/1/2009         60,000          63,403
Puerto Rico Commonwealth Highway &
 Transportation Authority Revenue                                    5.750              7/1/2041      1,500,000       1,651,200
Texas Municipal Power Agency MBIA (a)                                0.000              9/1/2016         10,000           6,864
Tobacco Settlement Authority Iowa                                    5.600              6/1/2035      2,000,000       2,162,280
Tobacco Settlement Funding Corp. NJ                                  5.000              6/1/2010        500,000         520,090
Tobacco Settlement Funding Corp. NJ                                  4.375              6/1/2019        425,000         426,454
Tobacco Settlement Funding Corp. NJ                                  6.750              6/1/2039      1,855,000       2,163,913
                                                                                                                    -----------
                                                                                                                     17,593,503
                                                                                                                    -----------
Housing Revenue--3.2%
Colorado HFA Single Family Project AMT                               6.800              2/1/2031      1,335,000       1,430,412
Colorado HFA Single Family Project AMT                               6.600              8/1/2032      1,080,000       1,153,710
Florida Housing Finance Corp. FSA                                    5.750              1/1/2017         30,000          30,102
Illinois Financial Authority Student Housing Revenue NCL             5.000              6/1/2012      1,160,000       1,201,853
Ohio HFA Mortgage Revenue AMT GNMA                                   5.350              9/1/2018        180,000         183,593
Rhode Island Housing & Mortgage Finance Corp.                        4.950             10/1/2016        150,000         150,420

    The accompanying notes are an integral part of the financial statements.

                   Mellon Institutional Funds Investment Trust
               Standish Mellon Intermediate Tax Exempt Bond Fund

               Schedule of Investments--March 31, 2007 (Unaudited)
--------------------------------------------------------------------------------

                                                                                                        Par              Value
Security                                                                     Rate        Maturity      Value           (Note 1A)
---------------------------------------------------------------------------------------------------------------------------------
Housing Revenue (continued)
Tennessee Housing Development Agency
 Homeownership Project AMT NCL                                               5.750%      7/1/2007        840,000     $   842,537
Utah HFA AMT SFM                                                             5.400       7/1/2020        175,000         177,968
                                                                                                                     -----------
                                                                                                                       5,170,595
Industrial Development--7.9%                                                                                         -----------
Connecticut Gaming Authority Mohegan Tribe                                   5.375       1/1/2011        900,000         918,423
Gloucester NJ Resource Recovery                                              6.850      12/1/2029        500,000         532,965
Golden State Tobacco Securitization Corp.                                    5.000       6/1/2021      1,100,000       1,103,454
Golden State Tobacco Securitization Corp.
 (4.60% beginning 6/1/2010) (c)                                              0.000       6/1/2023        750,000         654,720
Golden State Tobacco Securitization Corp.                                    4.500       6/1/2027      2,500,000       2,438,425
Hendersonville TN Kroger                                                     5.950     12/15/2008        120,000         121,336
Mass DFA Waste Management Resource Recovery AMT                              6.900      12/1/2029        500,000         532,290
Northern TOB Securitization Corp. Alaska                                     4.625       6/1/2023      1,000,000         991,500
San Manuel Entertainment Series 2004-C                                       4.500      12/1/2016      1,000,000       1,010,340
Tobacco Settlement Authority Southern California                             4.750       6/1/2025      1,000,000       1,004,720
Tobacco Settlement Authority Washington                                      6.500       6/1/2026        955,000       1,046,336
Tobacco Settlement Funding Corp. NJ                                          4.500       6/1/2023      1,250,000       1,227,225
Tobacco Settlement Funding Corp. NY                                          5.250       6/1/2013      1,000,000       1,017,480
                                                                                                                     -----------
                                                                                                                      12,599,214
                                                                                                                     -----------
Insured Bond--38.4%
Atlanta GA Apartment Revenue AMT                                             5.250       1/1/2012        900,000         953,676
Broward County FL School Board AMBAC                                         5.000       7/1/2013      1,000,000       1,062,070
Broward County Florida School Board Certificates of Participation FGIC       5.000       7/1/2013      1,000,000       1,062,070
California State                                                             6.000       4/1/2016      1,000,000       1,163,750
Carroll Texas Independent School District                                    5.000      2/15/2016      1,155,000       1,250,288
Charleston SC COP MBIA                                                       6.000      12/1/2008      1,000,000       1,037,590
Chicago Illinois O'Hare International Airport Revenue AMT                    5.500       1/1/2012      1,000,000       1,051,750
Chicago Illinois Transportation Authority AMBAC                              5.250       6/1/2013      1,000,000       1,082,320
Chicago International Airport Revenue FGIC                                   5.250       1/1/2014      1,000,000       1,083,610
Citizens Property Insurance Corp. FL MBIA                                    5.000       3/1/2014      1,000,000       1,071,020
Clark County Nevada AMBAC                                                    5.000      11/1/2013      1,000,000       1,071,610
Cleveland Ohio Waterworks Revenue MBIA                                       5.500       1/1/2013      1,500,000       1,585,905
Colorado State Department of Corrections Penitentiary II Project B AMBAC     5.000       3/1/2015      1,000,000       1,080,560
Cook County IL High School FGIC NCL                                          7.875      12/1/2014        750,000         955,388
Cook County IL School District FSA NCL                                       6.750       5/1/2010      1,750,000       1,906,380
Denver Colorado City and County Airport Revenue AMT FGIC                     5.250     11/15/2013      1,000,000       1,064,840
District of Columbia MBIA NCL                                                5.750       6/1/2010         15,000          15,908
Douglas County CO School District MBIA                                       7.000     12/15/2012        625,000         727,938
Fairfax County VA EDA Residential Recovery AMT                               6.100       2/1/2011      1,000,000       1,075,570
Farmington New Mexico Pollution Control Revenue FGIC (b)                     3.550       4/1/2029      2,000,000       1,986,540
Golden State Tobacco Securitization Corp. (c)                                5.000       6/1/2020        500,000         516,770
Harris County Texas Health Facility Development Corp. MBIA                   6.000       6/1/2013      1,000,000       1,113,350
Harris County Texas Toll Revenue FGIC NCL                                    6.000       8/1/2012      1,000,000       1,110,180
Hawaii Harbor AMT FSA                                                        5.000       1/1/2014      1,000,000       1,061,560
Hillsborough County Fl Assessment Revenue FGIC                               5.000       3/1/2013      1,000,000       1,058,050
Hillsborough County Florida Utility Revenue                                  5.500       8/1/2012      1,000,000       1,087,230
Honolulu Hawaii City & County Board Water Supply AMT MBIA                    5.000       7/1/2014      1,000,000       1,061,630
Indianapolis Airport Authority AMT AMBAC                                     5.000       1/1/2017      1,000,000       1,066,210
Intermountain Power Agency UT NCL                                            6.500       7/1/2010      1,000,000       1,085,360
Louisville & Jefferson County KY Regional Airport Authority Revenue FSA AMT  5.500       7/1/2011      1,355,000       1,441,639
Lubbock County Texas FSA                                                     4.500      2/15/2021      1,000,000       1,017,500
Mass State School Building Authority Dedicated Sales Tax Revenue FSA         5.000      8/15/2013      1,000,000       1,070,730
Mesa Arizona Utility System Revenue FGIC                                     5.000       7/1/2018      1,000,000       1,099,280

    The accompanying notes are an integral part of the financial statements.

                   Mellon Institutional Funds Investment Trust
               Standish Mellon Intermediate Tax Exempt Bond Fund

               Schedule of Investments--March 31, 2007 (Unaudited)
--------------------------------------------------------------------------------

                                                                                                        Par              Value
Security                                                                    Rate         Maturity      Value           (Note 1A)
---------------------------------------------------------------------------------------------------------------------------------
Insured Bond (continued)
Mesa Arizona Utility System Revenue NCL                                    6.000%         7/1/2020     1,250,000     $ 1,509,288
Metropolitan Washington DC Apartment Authority System AMT MBIA             5.000         10/1/2012     1,000,000       1,055,930
Miami Dade County Florida Aviation Revenue AMT                             5.250         10/1/2014     1,000,000       1,070,840
Michigan City School District                                              5.000          5/1/2014     1,000,000       1,074,450
Midlothian Texas Development Authority                                     5.000        11/15/2013       530,000         558,620
Nassau County NY FGIC                                                      6.000          7/1/2010        25,000          26,771
New Jersey Health Care Facilities Financing Authority Revenue AMBAC        4.800          8/1/2021       460,000         462,208
New Jersey State Transportation FSA                                        5.750        12/15/2014       230,000         259,511
New York Dormitory Authority Presbyterian Hospital AMBAC                   4.400          8/1/2013        25,000          25,054
New York Dormitory Authority State University Educational Facilities MBIA  6.000         5/15/2015     1,000,000       1,079,930
New York Dormitory Authority State University Educational Facilities MBIA  5.250         5/15/2015     2,000,000       2,188,820
IBC
North Carolina Medical Care Community HCF Revenue AMBAC                    5.000         10/1/2012       750,000         797,288
North Slope Boro Alaska MBIA                                               5.000         6/30/2016     1,000,000       1,086,210
Palm Beach County Florida School Board, Certificate of Participation AMBAC 5.000          8/1/2013     1,000,000       1,064,540
Pasco County FL Solid Waste AMBAC AMT NCL                                  6.000          4/1/2010     1,000,000       1,061,660
Pennsylvania Economic DFA Resource
 Recovery Revenue; Colver Project AMT AMBAC                                5.000         12/1/2012     1,000,000       1,049,100
Platte River Power Authority Colorado Power Revenue FSA                    5.000          6/1/2013     2,000,000       2,144,200
Port Authority NY & NJ                                                     5.000         10/1/2013     1,000,000       1,063,730
Port Seattle Washington Revenue AMBAC                                      5.000         10/1/2014     2,000,000       2,129,700
Puerto Rico Electric Power Authority Revenue XLCA                          5.500          7/1/2016       500,000         563,200
St Louis Airport Revenue FSA                                               5.000          7/1/2013     1,000,000       1,067,780
Stafford TX Economic Development FGIC                                      6.000          9/1/2015       525,000         603,776
Sweetwater County Wyoming Improvement Project Powers Board Lease Revenue   5.000        12/15/2009     1,120,000       1,158,450
Wisconsin State Certificate Participation                                  5.000          3/1/2010     2,295,000       2,377,758
                                                                                                                    ------------
                                                                                                                      61,557,086
                                                                                                                    ------------
Lease Revenue--5.2%
Greenville County South Carolina School District                           5.000         12/1/2011     1,000,000       1,051,610
New Jersey B PPTYS Lease Revenue King County Washington Project            5.000         12/1/2014     1,000,000       1,076,970
New Jersey Economic Development Authority
 Revenue School Facilities Construction NCL                                5.000          9/1/2012     1,000,000       1,061,150
New York Dormitory Authority Revenue (b)                                   5.250        11/15/2023     2,500,000       2,666,925
Puerto Rico Public Financial Corp. LOC:
 Government Development Bank for Puerto Rico (b)                           5.750          8/1/2027     2,250,000       2,410,875
                                                                                                                    ------------
                                                                                                                       8,267,530
                                                                                                                    ------------
Revenue Bonds--13.1%
California Statewide Communities DFA--Kaiser Permanente                    2.300          4/1/2033     1,250,000       1,248,800
Energy Northwest Washington Electricity Revenue                            5.000          7/1/2011     1,000,000       1,048,540
Energy Northwest Washington Electricity Revenue                            5.500          7/1/2015     1,000,000       1,113,280
Franklin County Ohio Revenue Refunding Trinity Health Credit NCL           5.000          6/1/2014     1,340,000       1,432,956
Illinois DFA Depaul University NCL                                         5.500         10/1/2011     1,000,000       1,067,460
Illinois HEFA Condell Medical Center                                       6.000         5/15/2010       345,000         352,207
Indiana Health Facility Financing Authority Revenue                        5.000         11/1/2011       500,000         524,965
Lubbock TX Health Facilities Development St. Joseph Healthcare System      5.000          7/1/2008     2,000,000       2,031,400
Main Street National Gas, Inc. Georgia Gas Project Revenue                 5.000         3/15/2018     1,000,000       1,068,700
Mass HEFA Lahey Clinic Medical Center FGIC                                 5.000         8/15/2014     1,000,000       1,071,760
Mass HEFA Partners NCL                                                     5.000          7/1/2012     1,250,000       1,324,263
Metropolitan Transportation Authority NY Revenue                           5.250        11/15/2014     1,000,000       1,092,970
Michigan State Hospital Finance Authority                                  5.250        11/15/2010     1,000,000       1,044,710
New Hampshire HEFA Monadnock Hospital                                      5.250         10/1/2007       100,000         100,446
New Mexico State Hospital Equipment Loan
 Revenue Presbyterian Healthcare Services                                  5.750          8/1/2012     1,000,000       1,089,720
New York NY City Industrial Development Agency Special Facility Revenue    5.500          1/1/2014     1,000,000       1,083,500

    The accompanying notes are an integral part of the financial statements.

                   Mellon Institutional Funds Investment Trust
               Standish Mellon Intermediate Tax Exempt Bond Fund

               Schedule of Investments--March 31, 2007 (Unaudited)
--------------------------------------------------------------------------------

                                                                                                          Par         Value
Security                                                                 Rate            Maturity        Value       (Note 1A)
---------------------------------------------------------------------------------------------------------------------------------
Revenue Bonds (continued)
Puerto Rico Commonwealth Highway and Transportation Authority Revenue    5.000%          7/1/2016      1,000,000    $  1,068,590
Tennessee Energy Acquisition Corp.                                       5.250           9/1/2017      3,000,000       3,271,200
                                                                                                                   -------------
                                                                                                                      21,035,467
Special Revenues--4.2%                                                                                             -------------
Florida Hurricane Catastrophe Funding Financial Corp.                    5.250           7/1/2012      2,000,000       2,141,440
Jicarilla NM Apache Nation Revenue                                       5.000           9/1/2013        500,000         524,254
Puerto Rico Commonwealth Government Development Bank                     5.000          12/1/2015      1,000,000       1,070,250
Puerto Rico Commonwealth Government Development Bank AMT                 5.250           1/1/2015        600,000         638,783
Puerto Rico Commonwealth Highway & Transportation Authority Revenue      5.000           7/1/2007        650,000         651,741
Scottsdale Arizona Excise Tax Revenue                                    5.000           7/1/2015      1,550,000       1,685,035
Wisconsin State Transportation                                           5.500           7/1/2010         15,000          15,820
                                                                                                                   -------------
                                                                                                                       6,727,323
                                                                                                                   -------------
TOTAL BONDS (Cost $152,099,784)                                                                                      153,278,269
                                                                                                                   -------------

SHORT-TERM INVESTMENTS--3.5%
Short-Term Bonds--3.4%
Kansas Street Department Transportation Highway Revenue (d)              3.800           9/1/2020      1,085,000       1,085,000
Massachusetts State Development Finance Agency (a)                       3.810          10/1/2042      3,600,000       3,600,000
University NC Hospital--Chapel Hill Revenue (d)                          3.800          2/15/2031        800,000         800,000
                                                                                                                   -------------
Total Short-Term Bonds (Cost $5,485,000)                                                                               5,485,000
                                                                                                                   -------------

Investment Companies--0.1%                                                                                Shares
                                                                                                         --------
Wells Fargo National Tax-Free Money Market Fund (Cost $93,827)                                            93,827          93,827
                                                                                                                   -------------
Total Short-Term Investments (Cost $5,578,827)                                                                         5,578,827
                                                                                                                   -------------
TOTAL INVESTMENTS--99.2% (Cost $157,678,611)                                                                         158,857,096
                                                                                                                   -------------
OTHER ASSETS, LESS LIABILITIES--0.8%                                                                                   1,475,105
                                                                                                                   -------------
NET ASSETS--100%                                                                                                    $160,332,201
                                                                                                                   =============

Notes to Schedule of Investments:
AMBAC--American Municipal Bond Assurance Corp.
AMT--Alternative Minimum
Tax COP--Certificate of Participation
DFA--Development Finance Authority
FGIC--Financial Guaranty Insurance Co.
FSA--Financial Security Assurance
GNMA--Government National Mortgage Association
HCF--Health Care Facilities
HEFA--Health & Educational Facilities Authority
HFA--Housing Finance Authority
IBC--Insured Bond Certificate
LOC--Letter of Credit
MBIA--Municipal Bond Insurance Association
NCL--Non-callable
PSF--Public School Fund
SFM--Single Family Mortgage
TOB--Tobacco
VA--Veterans Administration
XLCA--XL Capital Assurance
(a) Zero coupon security
(b) Variable Rate Security; rate indicated is as of March 31, 2007.
(c) Debt obligation initially issued in zero coupon form which converts to coupon form at a specific rate and date.
(d) Variable rate securities that reset monthly or more frequently and have put features that can be exercised within 7 days.
(e) Illiquid security.

    The accompanying notes are an integral part of the financial statements.

                   Mellon Institutional Funds Investment Trust
               Standish Mellon Intermediate Tax Exempt Bond Fund

                       Statement of Assets and Liabilities
                           March 31, 2007 (Unaudited)
--------------------------------------------------------------------------------

Assets
 Investment in securities, at value (Note 1A) (cost $157,678,611)                                            $158,857,096
 Receivable for Fund shares sold                                                                                2,812,238
 Interest receivable                                                                                            1,934,800
 Prepaid expenses                                                                                                  41,724
                                                                                                            -------------
  Total assets                                                                                                163,645,858

Liabilities
 Payable for securities purchased                                                          $  2,988,387
 Payable for Fund shares redeemed                                                               227,874
 Distributions Payable                                                                           53,777
 Accrued accounting, custody, administration and transfer agent fees (Note 2)                    21,927
 Accrued professional fees                                                                       10,990
 Accrued trustees' fees and expenses (Note 2)                                                     4,942
 Accrued administrative services expense (Note 2)                                                 3,134
 Accrued shareholders reporting fees (Note 2)                                                     1.144
 Accrued chief compliance officer fee (Note 2)                                                      376
 Other accrued expenses and liabilities                                                           1,106
                                                                                           ------------
  Total liabilities                                                                                            3,313,657
                                                                                                            ------------
Net Assets                                                                                                  $160,332,201
                                                                                                            ============
Net Assets consist of:
 Paid-in capital                                                                                            $159,426,158
 Accumulated net realized loss                                                                                  (290,561)
 Undistributed net investment income                                                                              18,119
 Net unrealized appreciation                                                                                   1,178,485
                                                                                                            ------------

Total Net Assets                                                                                            $160,332,201
                                                                                                            ============
Shares of beneficial interest outstanding                                                                      7,402,703
                                                                                                            ============
Net Asset Value, offering and redemption price per share
 (Net Assets/Shares outstanding)                                                                                  $21.66
                                                                                                            ============

    The accompanying notes are an integral part of the financial statements.

                   Mellon Institutional Funds Investment Trust
               Standish Mellon Intermediate Tax Exempt Bond Fund

                             Statement of Operations
               For the Six Months Ended March 31, 2007 (Unaudited)
--------------------------------------------------------------------------------

Investment Income (Note 1B)
 Interest income                                                                                               $2,648,015
 Dividend income                                                                                                   74,346
                                                                                                               ----------
 Total investment income                                                                                        2,722,361

Expenses
 Investment advisory fee (Note 2)                                                              $  267,956
 Accounting, custody, administration and transfer agent fees (Note 2)                              60,505
 Registration fees                                                                                 22,273
 Professional fees                                                                                 15,092
 Trustees' fees and expenses (Note 2)                                                               8,646
 Administrative service fee (Note 2)                                                                7,023
 Insurance expense                                                                                  5,211
 Chief compliance officer expense (Note 2)                                                          2,101
 Miscellaneous expenses                                                                            11,553
                                                                                               ----------
  Total expenses                                                                                  400,360

Deduct:
 Waiver of invesment advisory fee (Note 2)                                                        (98,905)
                                                                                               ----------
  Net expenses                                                                                                    301,455
                                                                                                               ----------
   Net investment income                                                                                        2,420,906
                                                                                                               ----------
Realized and Unrealized Gain (Loss)
 Net realized gain (loss) on:
  Investments                                                                                                      95,172
Change in unrealized appreciation (depreciation) on:
  Investments                                                                                                    (260,092)
                                                                                                               -----------
   Net realized and unrealized gain (loss) on investments                                                        (164,920)
                                                                                                               -----------
Net Increase in Net Assets from Operations                                                                     $2,255,986
                                                                                                               ===========

    The accompanying notes are an integral part of the financial statements.

                   Mellon Institutional Funds Investment Trust
                Standish Mellon Intermediate Tax Exempt Bond Fund

                       Statements of Changes in Net Assets
--------------------------------------------------------------------------------

                                                                        For the
                                                                     Six Months Ended                For the
                                                                      March 31, 2007               Year Ended
                                                                       (Unaudited)             September 30, 2006
                                                                     ----------------          ------------------
Increase (Decrease) in Net Assets:
From Operations
 Net investment income                                                 $  2,420,906               $  4,198,620
 Net realized gain (loss)                                                    95,172                   (258,860)
 Change in net unrealized appreciation (depreciation)                      (260,092)                   304,871
                                                                       ------------               ------------
 Net increase (decrease) in net assets from investment operations         2,255,986                  4,244,631
                                                                       ------------               ------------
Distributions to Shareholders (Note 1C)
 From net investment income                                              (2,420,906)                (4,198,620)
                                                                       ------------               ------------
Total distributions to shareholders                                      (2,420,906)                (4,198,620)
 Fund Share Transactions (Note 4)                                      ------------               ------------

Net proceeds from sale of shares                                         45,521,463                 50,311,439
 Value of shares isued to shareholders in reinvestment of distributions   2,094,170                  3,487,897
 Cost of shares redeemed                                                (15,045,881)               (35,231,940)
                                                                       ------------               ------------
 Net increase (decrease) in net assets from Fund share transactions      32,569,752                 18,567,396
                                                                       ------------               ------------
Total Increase (Decrease) in Net Assets                                  32,404,832                 18,613,407
 Net Assets
 At beginning of period                                                 127,927,369                109,313,962
 At end of period (including undistributed                             ------------               ------------
 net investment income of $18,119 and $18,119)                         $160,332,201               $127,927,369
                                                                       ============               ============

    The accompanying notes are an integral part of the financial statements.

                   Mellon Institutional Funds Investment Trust
               Standish Mellon Intermediate Tax Exempt Bond Fund


                              Financial Highlights
--------------------------------------------------------------------------------

                                                    For the
                                                Six Months Ended                  Year Ended September 30,
                                                 March 31, 2007    --------------------------------------------------------
                                                  (Unaudited)        2006        2005        2004         2003        2002
                                                  -----------      -------     -------     -------      -------     -------
Net Asset Value, Beginning of Period                 $21.69         $21.71      $22.05      $22.78       $22.78      $22.04
From Investment Operations:                         -------        -------     -------     -------      -------     -------
       Net investment income* (a)                      0.39           0.78        0.77        0.69         0.81        0.90
       Net realized and unrealized
        gains (loss) on investments                   (0.03)         (0.02)      (0.29)      (0.08)        0.07        0.74
Total from operations                                  0.36           0.76        0.48        0.61         0.88        1.64
Less Distributions to Shareholders:                 -------        -------     -------     -------      -------     -------

       From net investment income                     (0.39)         (0.78)      (0.77)      (0.71)       (0.81)      (0.90)
From net realized gains on investments                   --             --       (0.05)      (0.63)       (0.07)         --
                                                    -------        -------     -------     -------      -------     -------
Total distributions to shareholders                   (0.39)         (0.78)      (0.82)      (1.34)       (0.88)      (0.90)
                                                    -------        -------     -------     -------      -------     -------
Net Asset Value, End of Period                       $21.66         $21.69      $21.71      $22.05       $22.78      $22.78
                                                    =======        =======     =======     =======      =======     =======
Total Return (b)                                       1.66%(d)       3.58%       2.18%       2.76%        3.88%       7.65%
Ratios/Supplemental data:
       Expenses (to average daily net assets)*         0.45%(c)       0.45%       0.45%       0.50%        0.65%       0.65%
       Net Investment Income (to average daily         3.60%(c)       3.61%       3.50%       3.16%        3.58%       4.09%
       net assets)*
       Portfolio Turnover                              7.00%(d)         29%         35%         72%          42%         17%
       Net Assets, End of Period (000's omitted)   $160,332       $127,927    $109,314    $111,887      $70,505     $82,162
------------
*      For the periods indicated, the investment advisor voluntarily agreed not to impose a portion of its investment advisory fee and/or reimbursed the Fund for all or a portion of its operating expenses. If this voluntary action had not been taken, the investment income per share and the ratios without waiver and reimbursement would have been:
       Net investment income per share (a)            $0.37          $0.74       $0.73       $0.65        $0.80       $0.90
Ratios (to average daily net assets):
       Expenses *                                      0.60%(c)       0.63%       0.62%       0.68%        0.68%       0.66%
       Net investment income *                         3.46%(c)       3.43%       3.33%       2.97%        3.55%       4.08%

(a)    Calculated using the average shares outstanding.
(b)    Total return would have been lower in the absence of expense waivers.
(c)    Calculated on an annualized basis.
(d)    Not annualized.

    The accompanying notes are an integral part of the financial statements.

                   Mellon Institutional Funds Investment Trust
               Standish Mellon Intermediate Tax Exempt Bond Fund

                    Notes to Financial Statements (Unaudited)
--------------------------------------------------------------------------------

(1)  Organization and Significant Accounting Policies:

     Mellon Institutional Funds Investment Trust (the "Trust") is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end, management investment company. Standish Mellon Intermediate Tax Exempt Bond Fund (the "Fund") is a separate diversified investment series of the Trust.

     The objective of the Fund is to provide a high level of interest income exempt from federal income taxes, while seeking preservation of shareholders' capital. The Fund seeks to achieve its objective by investing, under normal circumstances, at least 80% of net assets in tax exempt municipal securities issued by states, territories, and possessions of the United States, the District of Columbia and their political subdivisions, agencies and instrumentalities.

     The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

     A. Investment security valuations

     Fund shares are valued as of the close of regular trading (normally 4:00 p.m., Eastern Time) on each day that the New York Stock Exchange ("NYSE") is open. Tax-exempt bonds and notes are priced at market on the basis of valuations furnished by an independent pricing service or dealers, approved by the Trustees. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities. With respect to any portion of the Fund's assets that are invested in one or more open-end regulated investment companies ("RICs"), the Fund's net asset value ("NAV") will be calculated based upon the NAVs of such RICs.

     Exchange traded options and futures are valued at the settlement price determined by the relevant exchange. Non-exchange traded derivatives are normally valued on the basis of quotes obtained from brokers and dealers, including counterparties, or pricing services.

     Short-term instruments with less than sixty days remaining to maturity are valued at amortized cost, which approximates market value. If the Fund acquires a short-term instrument with more than sixty days remaining to its maturity, it is valued at current market value until the sixtieth day prior to maturity and then is valued at amortized cost based upon the value on such date unless the Trustees determine during such sixty-day period that amortized cost does not represent fair value.

     B. Securities transactions and income

     Securities transactions are recorded as of the trade date. Interest income is determined on the basis of coupon interest earned, adjusted for accretion of discount or amortization of premium using the yield-to-maturity method on long-term debt securities and short-term securities with greater than sixty days to maturity. Dividend income is recorded on ex-dividend date. Realized gains and losses from securities sold are recorded on the identified cost basis. Dividends representing a return of capital are reflected as a reduction of cost.

     C. Distributions to shareholders

     Distributions on shares of the Fund are declared daily from net investment income and distributed monthly. Distributions from capital gains, if any, are distributed annually by the Fund. Distributions from net investment income and capital gains, if any, are automatically reinvested in additional shares of the applicable Fund unless the shareholder elects to receive them in cash. Distributions are recorded on the ex-dividend date. Income and capital gains distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences, which may result in reclassifications, are primarily due to differing treatments for losses deferred due to wash sales, post-October losses, capital loss carryovers and amortization and/or accretion of premiums and discounts on certain securities.

     Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications among undistributed net investment income (loss), accumulated net realized gain (loss) and paid in capital. Undistributed net investment income (loss) and accumulated net realized gain (loss) on investments may include temporary book and tax basis differences which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.

     D. Expenses

     The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated among the funds of the Trust taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

                   Mellon Institutional Funds Investment Trust
               Standish Mellon Intermediate Tax Exempt Bond Fund

                    Notes to Financial Statements (Unaudited)
--------------------------------------------------------------------------------

     E. Commitments and contingencies

     In the normal course of business, the Fund may enter into contracts and agreements that contain a variety of representations and warranties, which provide general indemnifications. The maximum exposure to the Fund under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risks of loss to be remote.

     F. Affiliated issuer

     Affiliated issuers are investment companies advised by Standish Mellon Asset Management Company LLC ("Standish Mellon"), a wholly-owned subsidiary of Mellon Financial Corporation, or its affiliates.

     G. New Accounting Requirements

     In July 2006, the Financial Accounting Standards Board ("FASB") issued Interpretation No. 48 ("FIN 48"), "Accounting for Uncertainty in Income Taxes - an Interpretation of FASB Statement No. 109" (the "Interpretation"). The Interpretation establishes for all entities, including pass-through entities such as the Fund, a minimum threshold for financial statement recognition of the benefit of positions taken in filing tax returns (including whether an entity is taxable in a particular jurisdiction), and requires certain expanded tax disclosures. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. At this time, management is evaluating the implications of FIN 48 and its impact in the financial statements has not yet been determined.

     In addition, on September 20, 2006, FASB released Statement of Financial Accounting Standards No. 157 "Fair Value Measurements" ("FAS 157"). FAS 157 establishes an authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair-value measurements. The application of FAS 157 is required for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. At this time, management is evaluating the implications of FAS 157 and its impact, if any, in the financial statements has not yet been determined.

(2)  Investment Advisory Fee and Other Transactions with Affiliates:

     The investment advisory fee paid to Standish Mellon for overall investment advisory and administrative services, and general office facilities, is paid monthly at the annual rate of 0.40% of the Fund's average daily net assets. Standish Mellon voluntarily agreed to limit the Fund's total annual operating expenses (excluding brokerage commissions, taxes and other extraordinary expenses) to 0.45% of the Fund's average daily net assets for the six months ended March 31, 2007. Pursuant to this arrangement, for the six months ended March 31, 2007, Standish Mellon voluntarily waived $98,905 of its advisory fee. This arrangement is voluntary and temporary and may be discontinued or revised by Standish Mellon at any time.

     On December 4, 2006, Mellon Financial Corporation ("MFC") and The Bank of New York Company, Inc. ("BNY") announced that they had entered into a definitive agreement to merge. The new company will be called The Bank of New York Mellon Corporation. As part of this transaction, Standish Mellon would become an indirect wholly-owned subsidiary of The Bank of New York Mellon Corporation. The transaction is subject to certain regulatory approvals and the approval of BNY's and MFC's shareholders, as well as other customary conditions to closing. Subject to such approvals and the satisfaction of the other conditions, MFC and BNY expect the transaction to be completed in the third quarter of 2007.

     The Trust entered into an agreement with Dreyfus Transfer, Inc., a wholly-owned subsidiary of The Dreyfus Corporation, a wholly-owned subsidiary of Mellon Financial Corporation and an affiliate of Standish Mellon, to provide personnel and facilities to perform transfer agency and certain shareholder services for the Fund. For these services the Fund pays Dreyfus Transfer, Inc. a fixed fee plus per account and transaction based fees, as well as, out-of-pocket expenses. Pursuant to this agreement, the Fund was charged $5,619 for the six months ended March 31, 2007.

     The Trust entered into an agreement with Mellon Bank, N.A. ("Mellon Bank"), a wholly-owned subsidiary of Mellon Financial Corporation and an affiliate of Standish Mellon, to provide custody, administration and accounting services for the Fund. For these services the Fund pays Mellon Bank a fixed fee plus asset and transaction based fees, as well as out-of-pocket expenses. Pursuant to this agreement, the Fund was charged $54,886 for the six months ended March 31, 2007.

     The Trust reimburses Mellon Asset Management for a portion of the salary of the Trust's Chief Compliance Officer. For the six months ended March 31, 2007, the Fund was charged $2,101. No other director, officer or employee of Standish Mellon or its affiliates receives any compensation from the Trust or the Fund for serving as an officer or Trustee of the Trust. The Fund pays each Trustee who is not a director, officer or employee of Standish Mellon or its affiliates an annual fee and a per meeting fee as well as reimbursement for travel and out-of-pocket expenses. In addition, the Trust pays the legal fees for the independent counsel of the Trustees.

                   Mellon Institutional Funds Investment Trust
               Standish Mellon Intermediate Tax Exempt Bond Fund

                    Notes to Financial Statements (Unaudited)
--------------------------------------------------------------------------------

     The Trust has contracted Mellon Investor Services LLC, a wholly owned subsidiary of Mellon Financial Corporation and an affiliate of Standish Mellon, to provide printing and fulfillment services for the Fund. Pursuant to this agreement, the Fund was charged $1,144, which is included as miscellaneous expenses in the statement of operations for the six months ended March 31, 2007.

     The Fund pays administrative service fees. These fees are paid to affiliated or unaffiliated retirement plans, omnibus accounts and platform administrators and other entities ("Plan Administrators") that provide record keeping and/or other administrative support services to accounts, retirement plans and their participants. As compensation for such services, the Fund may pay each Plan Administrator an administrative service fee in an amount of up to 0.15% (on an annualized basis) of the Fund's average daily net assets attributable to Fund shares that are held in accounts serviced by such Plan Administrator. The Fund's adviser or its affiliates may pay additional compensation from their own resources to Plan Administrators and other entities for administrative services, as well as in consideration of marketing or other distribution-related services. These payments may provide an incentive for these entities to actively promote the Fund or cooperate with the distributor's promotional efforts

(3) Purchases and Sales of Investments: Purchases and proceeds from sales of investments, other than short-term obligations, for the six months ended March 31, 2007 were as follows:

                                                         Purchases              Sales
                                                        -----------          ----------
Investments (non-U.S. Government Securities)            $36,780,540          $8,620,629
                                                        ===========          ==========

(4) Shares of Beneficial Interest: The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest having a par value of one cent per share. Transactions in Fund shares were as follows:

                                                   For the                 For the
                                               Six Months Ended           Year Ended
                                                March 31, 2007        September 30, 2006
                                               ----------------       ------------------
     Shares sold                               2,102,257              2,339,293
     Shares issued to shareholders
     in reinvestment of distributions             96,602                161,970
     Shares redeemed                            (693,712)            (1,638,284)
                                               ---------             ----------
     Net increase (decrease)                   1,505,147                862,979
                                               =========             ==========

     At March 31, 2007, two shareholders of record held, in the aggregate, approximately 82% of the total outstanding shares of the Fund.

     Investment activities of these shareholders could have a material impact on the Fund. The Fund imposes a redemption fee of 2% of the net asset value of the shares, with certain exceptions, which are redeemed or exchanged less than 7 days from the day of their purchase. The redemption fee is paid directly to the Fund, and is designed to offset brokerage commissions, market impact, and other costs associated with short-term trading in the Fund. The fee does not apply to shares that were acquired through reinvestment of distributions. For the six months ended March 31, 2007, the Fund received $56 in redemption fees and is reflected in the cost of shares redeemed.

(5)  Federal Taxes:

     Each year, the Fund intends to qualify as a "regulated investment company" under Subchapter M of the Code. As such and by complying with the applicable provisions of the Code regarding the sources of its income, the timely distributions of its income to its shareholders, and the diversification of its assets, the Fund will not be subject to U.S. federal income tax on its investment company taxable income and net capital gain which are distributed to shareholders.

                   Mellon Institutional Funds Investment Trust
               Standish Mellon Intermediate Tax Exempt Bond Fund

                  Notes to Financial Statements (Unaudited)
--------------------------------------------------------------------------------

     The cost and unrealized appreciation (depreciation) in value of the investment securities owned at March 31, 2007, as computed on a federal income tax basis, were as follows:

     Cost for federal income tax purposes              $157,678,611
                                                       ------------
     Gross unrealized appreciation                        1,696,431
     Gross unrealized depreciation                         (517,946)
                                                       ------------
     Net unrealized appreciation (depreciation)          $1,178,485
                                                       ============

(6)  Line of Credit

     The Fund, and other funds in the Trust and subtrusts in Mellon Institutional Funds Master Portfolio (the "Portfolio Trust") are parties to a committed line of credit facility, which enables each fund/portfolio to borrow, in the aggregate, up to $35 million. Interest is charged to each participating fund/portfolio based on its borrowings at a rate equal to the Federal Funds effective rate plus 1/2 of 1%. In addition, a facility fee, computed at an annual rate of 0.060 of 1% on the committed amount, is allocated ratably among the participating funds/portfolios at the end of each quarter. Each fund/portfolio also pays an annual renewal fee, computed at a rate of 0.020 of 1% of the committed amount and allocated ratably to the participating funds/portfolios. For the six months ended March 31, 2007, the expense allocated to the Fund was $541. The facility fee and interest expense are included in miscellaneous expenses on the statement of operations.

     For the six months ended March 31, 2007, the Fund had average borrowings outstanding of $533,000 for a total of twelve days and incurred $1,038 of interest expense. At March 31, 2007 the Fund had no borrowings outstanding.

                   Mellon Institutional Funds Investment Trust
               Standish Mellon Intermediate Tax Exempt Bond Fund

                   Factors Considered by Board of Trustees in
                    Approving Advisory Agreement (Unaudited)
--------------------------------------------------------------------------------

     The 1940 Act requires that the Board of Trustees, including a majority of its Trustees who are not affiliated with the Fund's investment adviser or underwriter (the "Independent Trustees") voting separately, approve the Fund's advisory agreement and the related fees on an annual basis. In their most recent deliberations concerning their decision to approve the continuation of the investment advisory agreement, the Board of Trustees conducted the review and made the determinations that are described below. In conducting this review and in making such determinations, the Independent Trustees received from the Fund's investment adviser, Standish Mellon Asset Management Company LLC ("Standish Mellon" or the "Adviser"), a broad range of information in response to a written request prepared on their behalf by their own legal counsel. The Independent Trustees met alone in a private session with their legal counsel on September 28, 2006 to review these materials and to discuss the proposed continuation of the Fund's advisory agreement. Representatives of the Adviser attended a portion of the September meeting to provide an overview of its organization, personnel, resources and strategic plans, and to respond to questions and comments arising from the Independent Trustees' review of the materials and their deliberations. The entire Board then met on October 17, 2006.

     The information requested by the Independent Trustees and reviewed by the entire Board included:

     (i) Financial and Economic Data: The Adviser's balance sheet and income statements, as well as a profitability analysis of the Adviser, including a separate presentation of the Adviser's profitability relative to that of several publicly traded investment advisers;

     (ii) Management Teams and Operations: The Adviser's Form ADV, as well as information concerning the Adviser's executive management, portfolio management, client service personnel and overall organizational structure, insurance coverage, brokerage and soft dollar policies and practices;

     (iii) Comparative Performance and Fees: Analyses prepared by Lipper Analytical Services ("Lipper") regarding the Fund's historical performance, management fee and expense ratio compared to other funds, and the Adviser's separate account advisory fee schedules;

     (iv) Specific Facts Relating to the Fund: The Adviser's commentary on the Fund's performance and any material portfolio manager and strategy changes that may have affected the Fund in the prior year, as well as the Fund's "fact sheets" prepared by the Adviser providing salient data about the Fund, including the Fund's holdings, strategies, recent market conditions and outlook, as well as the Adviser's views concerning the issues of breakpoints in the management fee schedule of the Fund and potential economies of scale; and

     (v) Other Benefits: The benefits flowing to Mellon Financial Corporation ("Mellon") in the form of revenues received by Mellon affiliates in consideration of custodial, administrative, transfer agency and securities lending services provided by such affiliates to the Funds.

     In considering the continuation of the Fund's advisory agreement, the Board of Trustees, including the Independent Trustees, did not identify any single factor as all-important or controlling, and individual Trustees did not necessarily attribute the same weight or importance to each factor. The Trustees determined that the terms and conditions of the advisory agreement and the compensation to the Adviser provided therein were fair and reasonable in light of the services performed, expenses incurred and such other matters as the Trustees considered relevant in the exercise of their reasonable judgment. The following summary does not detail all the matters that were considered. Some of the factors that figured prominently in the Trustees' determination are described below.

     Nature, Extent and Quality of Services

     The Board considered the nature, scope and quality of the overall services provided to the Fund by the Adviser. In their deliberations as to the continuation of the advisory agreement, the Trustees were also mindful of the fact that, by choosing to invest in the Fund, the Fund's shareholders have chosen to entrust the Adviser, under the supervision of the Board, to manage the portion of their assets invested in the Fund.

     Among the specific factors the Board reviewed were the investment management, administrative, compliance and related services provided by the Adviser. The Board determined that the services provided were of high quality and at least commensurate with industry standards.

     The Trustees reviewed the background and experience of the Fund's two portfolio managers and also met with senior management of the Adviser to receive an overview of its organization, personnel, resources and strategic plans. Among other things, the Trustees considered the size, education and experience of the Adviser's investment staff and overall responsiveness to changes in market conditions.

     The Board determined that the Adviser had the expertise and resources to manage the Fund effectively.

     Investment Performance

     The Board considered the investment performance of the Fund against a peer group of investment companies selected by the Adviser with input from the Trustees. The Board also compared the Fund's investment performance against the average performance of a larger universe of funds regarded by Lipper as having similar investment objectives and considered the Fund's performance rankings against that universe. In addition to the information received by the Board for at the September 28, 2006 Board meeting, the Trustees received similar detailed comparative performance information for the Fund at each regular Board meeting during the year.

                   Mellon Institutional Funds Investment Trust
                Standish Mellon Intermediate Tax Exempt Bond Fund

                   Factors Considered by Board of Trustees in
                    Approving Advisory Agreement (Unaudited)
--------------------------------------------------------------------------------

     The Board considered the Fund's performance for the one-, three- and five-year periods ended July 31, 2006 based on the Lipper materials provided to the Board at the September 28, 2006 meeting. The Board found that the Fund slightly underperformed its peer group average returns for the one-year period (2.09% vs. 2.12%), three-year period (3.31% vs. 3.49%) and five-year period (3.90% vs. 3.95%). The Board noted the Fund's improved recent performance, which was reported in the September 28, 2006 Board meeting Fund Reports.

     Advisory Fee and Other Expenses

     The Board considered the advisory fee rate paid by the Fund to the Adviser. The Fund's contractual advisory fee was 0.400%, in 2nd quintile (1st being the best) of its peer group of funds, the median fee of which was 0.453%. The Fund's net management fee, after giving effect to expense limitations, was 0.231%, well below the peer group median net management fee of 0.394%. Based on the Lipper data, as well as other factors discussed at the September 28, 2006 meeting, the Board determined that the Fund's advisory fee is reasonable relative to its peer group averages, both with and without giving effect to expense limitations.

     The Board also compared the fees payable by the Fund relative to those payable by separate account clients of the Adviser. Based on the additional scope and complexity of the services provided and responsibilities assumed by the Adviser with respect to the Fund relative to these other types of clients, the Board concluded that the fees payable under the advisory agreement were reasonable relative to the nature and quality of the services provided.

     The Board also considered the Fund's expense ratio and compared it to that of its peer group of similar funds. The Board found that the actual net expense ratio of 0.450% (after giving effect to expense limitations) was lower than the median net expense ratio of the peer group of 0.565%, notwithstanding the fact that most of the other funds in the peer group were larger than the Fund.

     The Adviser's Profitability

     The Board considered the Adviser's profitability in managing the Fund and the Mellon Institutional Funds as a group, as well as the methodology used to compute such profitability, and the various direct and indirect expenses incurred by the Adviser or its affiliated investment adviser, The Boston Company Asset Management, LLC ("TBCAM") in managing the Fund and other funds in the Mellon Institutional Funds family of funds. The Independent Trustees had observed that the Adviser, based on the profitability information submitted to them by the Adviser, incurred losses in managing all but one of the investment companies in the Mellon Institutional Funds family of funds. The Trustees observed that the Adviser had incurred losses in operating the Fund in both 2004 and 2005.

     Economies of Scale

     The Board also considered the extent to which economies of scale might be realized as the Fund grows. They observed that the Standish Mellon Fixed Income Portfolio and The Boston Company International Core Equity Portfolio, two of the largest funds in the complex, already had breakpoints in their fee arrangements that reflected economies resulting from their size. The Board also noted that at the March 7, 2006 meeting, management had presented a Breakpoint Discussion Memorandum that had proposed a framework for future breakpoints. The Board concluded that, at existing asset levels and considering current assets growth projections, the implementation of additional fee breakpoints or other fee reductions was not necessary at this time.

     Other Benefits

     The Board also considered the additional benefits flowing to Mellon as a result of its relationship with the Mellon Institutional Funds as a group, including revenues received by Mellon affiliates in consideration of custodial, administrative, transfer agency and securities lending services provided by such affiliates to the Funds. In each case, such affiliates were selected by the Board on the basis of a comparative analysis of their capabilities and fees relative to those of unaffiliated competitors.

     The Board considered the fact that Mellon operates businesses other than the Mellon Institutional Funds, some of which businesses share personnel, office space and other resources and that these were a component of the profitability analysis provided. The Board also considered the intangible benefits that accrue to Mellon and its affiliates by virtue of its relationship with the Funds and the Mellon Institutional Funds as a group.

                                      * * *

     The foregoing factors were among those weighed by the Trustees in determining that the terms and conditions of the Fund's advisory agreement and the compensation to the Adviser provided therein are fair and reasonable and, thus, in approving the continuation of the agreement for a one-year period.

Trustees and Officers (Unaudited)

The following table lists the Trust's trustees and officers; their address and date of birth; their position with the Trust; the length of time holding that position with the Trust; their principal occupation(s) during the past five years; the number of portfolios in the fund complex they oversee; other directorships they hold in companies subject to registration or reporting requirements of the Securities Exchange Act of 1934 (generally called "public companies") or in registered investment companies; and total remuneration paid as of the period ended March 31, 2007. The Trust's Statement of Additional Information includes additional information about the Trust's trustees and is available, without charge, upon request by writing Mellon Institutional Funds at P.O. Box 8585, Boston, MA 02266-8585 or calling toll free 1-800-221-4795.

Independent Trustees

                                                                                         Number of                     Trustee
                                                                    Principal          Portfolios in     Other      Remuneration
Name (Age)                                  Term of Office        Occupation(s)        Fund Complex  Directorships  (period ended
Address, and                 Position(s)    and Length of          During Past          Overseen by     Held by       March 31,
Date of Birth              Held with Trust  Time Served             5 Years               Trustee       Trustee         2007)
------------------------------------------------------------------------------------------------------------------------------------
Samuel C. Fleming (66)       Trustee        Trustee since   Chairman Emeritus,         30            None           Fund: $1,446
c/o Decision Resources, Inc.                11/3/1986       Decision Resources, Inc.
61 Meadowbrook Road                                         ("DRI") (biotechnology
Weston, MA 02493                                            research and consulting
9/30/40                                                     firm); formerly Chairman
                                                            of the Board and Chief
                                                            Executive Officer, DRI

Benjamin M. Friedman (62)    Trustee        Trustee since   William Joseph Maier,      30            None           Fund: $1,446
c/o Harvard University                      9/13/1989       Professor of Political
Littauer Center 127                                         Economy, Harvard
Cambridge, MA 02138                                         University
8/5/44

John H. Hewitt (72)          Trustee        Trustee since   Trustee, Mertens           30            None           Fund: $1,446
P.O. Box 2333                               11/3/1986       House, Inc. (hospice)
New London, NH 03257
4/11/35

Caleb Loring III (63)        Trustee        Trustee since   Trustee, Essex Street      30            None           Fund: $1,502
c/o Essex Street Associates                 11/3/1986       Associates (family
P.O. Box 5600                                               investment trust office)
Beverly, MA 01915
11/14/43

Interested Trustees

Patrick J. Sheppard (41)     Trustee,       Since 2003      President and Chief        30            None           $0
The Boston Company           President                      Operating Officer of
Asset Management, LLC        and Chief                      The Boston Company
One Boston Place             Executive                      Asset Management, LLC;
Boston, MA 02108             Officer                        formerly Senior Vice
7/24/65                                                     President and Chief
                                                            Operating Officer,
                                                            Mellon Asset Management
                                                            ("MAM") and Vice
                                                            President and Chief
                                                            Financial Officer, MAM

Principal Officers who are Not Trustees

Name (Age)                                            Term of Office
Address, and                     Position(s)          and Length of                   Principal Occupation(s)
Date of Birth                  Held with Trust         Time Served                      During Past 5 Years
-----------------------------------------------------------------------------------------------------------------------------------
Barbara A. McCann (46)         Vice President         Since 2003           Senior Vice President and Head of Operations,
Mellon Asset Management        and Secretary                               Mellon Asset Management ("MAM"); formerly First
One Boston Place                                                           Vice President, MAM and Mellon Global Investments
Boston, MA 02108
2/20/61

Steven M. Anderson (41)        Vice President         Vice President       Vice President and Mutual Funds Controller,
Mellon Asset Management        and Treasurer          since 1999;          Mellon Asset Management; formerly Assistant Vice
One Boston Place                                      Treasurer            President and Mutual Funds Controller, Standish
Boston, MA 02108                                      since 2002           Mellon Asset Management Company, LLC
7/14/65

Denise B. Kneeland (55)        Assistant Vice         Since 1996           First Vice President and Manager, Mutual Funds
Mellon Asset Management        President                                   Operations, Mellon Asset Management; formerly Vice
One Boston Place                                                           President and Manager, Mutual Fund Operations,
Boston, MA 02108                                                           Standish Mellon Asset Management Company, LLC
8/19/51

Mary T. Lomasney (50)          Chief                  Since 2005           First Vice President, Mellon Asset Management and
Mellon Asset Management        Compliance                                  Chief Compliance Officer, Mellon Funds Distributor, L.P.
One Boston Place               Officer                                     and Mellon Optima L/S Strategy Fund, LLC; formerly
Boston, MA 02108                                                           Director, Blackrock, Inc., Senior Vice President,
4/8/57                                                                     State Street Research & Management Company
                                                                           ("SSRM"), and Vice President, SSRM

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


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


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

                        [LOGO] Mellon
                               --------------------------
                               Mellon Institutional Funds

                               One Boston Place
                               Boston, MA 02108-4408
                               800.221.4795
                               www.melloninstitutionalfunds.com


                                                                      6933SA0307

Item 2.  Code of Ethics.

         Not applicable to this semi-annual filing.

Item 3.  Audit Committee Financial Expert.

         Not applicable to this semi-annual filing.

Item 4.  Principal Accountant Fees and Services.

         Not applicable to this semi-annual filing.

Item 5.  Audit Committee of Listed Registrants.

         Not applicable to the Registrant.

Item 6.  Schedule of Investments

         Included as part of the Semi-Annual Report to Shareholders filed under
         Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

         Not applicable to the Registrant.

Item 8.  Portfolio Managers Of Closed-End Management Companies

         Not applicable to the Registrant.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

         Not applicable to the Registrant.

Item 10. Submission of Matters to a Vote of Security Holders.

         There have been no material changes.

Item 11. Controls and Procedures.

         (a) The Registrant's Principal Executive Officer and Principal Financial Officer concluded that the Registrant's disclosure controls and procedures are effective based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days prior to the filing date of this report (the "Evaluation Date" as defined in Rule 30a-3(c) under the Investment Company Act of 1940).

         (b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 that occurred during the Registrant's first fiscal half-year that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

         (a)(1) Not applicable to this semi-annual filing.

         (a)(2) Certifications of the Principal Executive Officer and Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 are attached hereto as
                Exhibit 99CERT.302

         (a)(3) Not applicable to the Registrant.

         (b) Certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940 and pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto as Exhibit 99CERT.906.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                 Mellon Institutional Funds Investment Trust

By (Signature and Title):    /s/ BARBARA A. MCCANN
                             ---------------------
                             Barbara A. McCann, Vice President and Secretary

                             Date:  June 8, 2007



Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities, and on the dates indicated.


By (Signature and Title): /s/ PATRICK J. SHEPPARD
                           -----------------------
                          Patrick J. Sheppard, President and Chief
                          Executive Officer

                          Date:  June 8, 2007



By (Signature and Title): /s/ STEVEN M. ANDERSON
                           ----------------------
                          Steven M. Anderson, Vice President and Treasurer

                          Date:  June 8, 2007